Schwab Equity Index Funds

      ANNUAL REPORT
      October 31, 2002

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

                                                           [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio-with some of the lowest expenses in the industry.

In this report:

      Market overview ..............................        2

      Schwab S&P 500 Fund ..........................        4

      Schwab 1000 Fund(R) ..........................       22

      Schwab Small-Cap Index Fund(R) ...............       45

      Schwab Total Stock Market Index Fund(R) ......       68

      Schwab International Index Fund(R) ...........      120

      Financial notes ..............................      135

      Fund trustees ................................      140

      Glossary .....................................      143

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman and Co-CEO

Dear Shareholder,

Equity markets are traditionally seen as an indication of investor sentiment about the future, but there are times when they may appear to be more of a reflection of the present.

As the period covered by this report began, America was reeling from September
11. Coming at a time when there was widespread uncertainty about the direction of the economy and no uncertainty at all about recent direction of stock prices, the tragic events of 9/11 exacerbated the downward slide of stock prices. The result was a very disappointing 12 months for stock markets, in the U.S. and around the globe as well.

While many things have changed as a result of 9/11, the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging--a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

Stock investing should be a long-term proposition. Today's bad news often has an impact on equity markets. But over time, larger factors such as economic growth shape the broader trends. And it is these trends that long-term investing is all about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

MARKET OVERVIEW

ECONOMIC WEAKNESS AND CORPORATE MALFEASANCE TOOK A HEAVY TOLL ON STOCKS.

The period covered by this report (11/1/01-10/31/02) saw Americans dealing with a range of issues, from the aftermath of September 11 to an economy that continued to send mixed signals about its current health and future prospects.

Stocks began the period on a positive note, having quickly recovered most of their post-9/11 losses. But growing worries about the economic impact of terrorism, weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent companies soon sent stock prices downward. All sectors in the S&P 500(R) Index posted negative returns for the report period.

By many indications, the economy itself actually was fairly solid during the report period, showing some improvement from the prior 12 months. However, that was not enough to support investor sentiment, given that markets were still contending with the exceptionally high stock prices created by the technology stock bubble of the late 1990's as well as concerns over corporate earnings and corporate governance.

Stocks did rebound in October 2002 as companies posted a second consecutive quarter of earnings growth (after five quarters of contraction). However, much of the earnings growth came from cost-cutting, rather than from revenue growth. After lowering short-term rates twice in late 2001, the Federal Reserve (the
Fed) held rates steady during the report period, although it signalled in August that further cuts may

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-15.11%     S&P 500(R) INDEX: measures U.S. large-cap stocks

-11.57%     RUSSELL 2000(R): measures U.S. small-cap stocks

-13.21% MSCI-EAFE (R) INDEX: measure (in U.S. dollars) large-cap stock in Europe, Australasia and the Far East

5.89% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

1.81% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]


                      Lehman                          Russell 2000
                     Aggregate       MSCI EAFE         Small-Cap       S&P 500       3 Month
                    Bond Index         Index             Index          Index        T-Bill
31-Oct-01                 0                0                 0              0             0
   Nov-01             -0.42             1.17              1.15           2.59          0.02
   Nov-01              0.04             3.35              2.35           5.72           0.1
   Nov-01             -2.01             4.03              5.48           7.45          0.11
   Nov-01             -2.34              3.6              7.15           8.55          0.14
   Nov-01             -1.38              3.8              7.74           7.67          0.21
   Dec-01             -2.84             5.42             12.55           9.46          0.26
   Dec-01             -2.82             1.58             10.27           6.13          0.28
   Dec-01             -2.39             2.01             13.26           8.19          0.32
   Dec-01             -2.45             3.99             15.58           9.71          0.35
   Jan-02             -2.24             6.19             16.91          10.93          0.39
   Jan-02             -0.76              3.1             14.75           8.38          0.45
   Jan-02             -0.92             1.18             11.11           6.68          0.47
   Jan-02             -1.44             0.09             12.29           7.22          0.48
   Feb-02             -1.01            -1.05             12.48           6.28          0.51
   Feb-02             -0.68            -2.45              9.38           3.82          0.55
   Feb-02             -0.46             0.01             10.02           4.58          0.58
   Feb-02             -0.27            -2.11              9.07           3.22          0.61
   Mar-02             -0.66             1.07             12.21           7.36          0.64
   Mar-02             -1.79              6.9             17.29          10.43          0.67
   Mar-02             -1.98             6.75             17.15          10.61          0.69
   Mar-02             -2.07             5.45             17.93           8.95          0.73
   Mar-02              -1.9             5.18             18.95           8.92          0.78
   Apr-02             -0.93             5.17             16.93           6.58          0.81
   Apr-02             -0.69             3.35             21.11           5.47          0.84
   Apr-02             -0.46             6.68             21.58           6.81          0.86
   Apr-02              0.09             5.67             17.86           2.17          0.88
   May-02              0.15             6.38             20.44           1.99          0.91
   May-02              0.11             5.67             15.87           0.23          0.95
   May-02              -0.3             8.53             19.71           5.13          0.99
   May-02              0.33             7.83             16.13           2.97          1.04
   May-02              0.84             6.89             14.71           1.56          1.07
   Jun-02              0.79             3.47             10.73          -2.21           1.1
   Jun-02              1.88            -0.88              8.08          -4.14          1.14
   Jun-02              2.03            -0.96              8.57          -5.86          1.17
   Jun-02              1.71             2.56              9.01          -5.67          1.21
   Jul-02               1.6             2.07              3.91          -5.75          1.22
   Jul-02               2.8            -2.52             -2.58          -12.2          1.26
   Jul-02               2.9            -5.27             -8.96         -19.21          1.29
   Jul-02              3.13           -11.09             -9.88         -18.73          1.33
   Aug-02              3.72           -10.13            -11.21         -17.54          1.38
   Aug-02              3.78             -7.4             -8.35         -13.31          1.41
   Aug-02              3.52            -6.51             -6.54         -11.39          1.44
   Aug-02              4.27            -5.56             -5.55         -10.23          1.47
   Aug-02              4.67            -7.78             -7.69         -12.45           1.5
   Sep-02              4.97           -10.47             -7.52         -14.57          1.53
   Sep-02              5.64           -12.33             -7.86         -14.96          1.56
   Sep-02              5.98           -15.91            -13.21         -19.21           1.6
   Sep-02              6.09            -15.6            -14.43         -20.93          1.63
   Oct-02              6.11            -18.4            -17.68         -23.36          1.66
   Oct-02               5.6            -17.4            -18.38         -20.04          1.69
   Oct-02              4.53           -13.63               -14         -15.36           1.7
   Oct-02              4.92           -14.62             -11.8         -14.09          1.74
31-Oct-02              5.89           -13.21            -11.57         -15.11          1.81


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Equity Index Funds
be needed. (The Fed eventually made a half-point cut in November, after the report period ended.)

One result of the economic uncertainty and stock market turbulence was a resurgence of interest in bonds, especially high quality issues. Investor demand for Treasury bonds pushed prices up and yields down; 10-year Treasury yields ended the report period near their lowest level in 40 years. With improvements in corporate earnings, the unusually wide yield gap between corporate bonds and Treasuries appears to be narrowing.

LOOKING AHEAD: SLOW-PACED ECONOMIC IMPROVEMENT SEEMS LIKELY TO CONTINUE.

One key factor for the economy has been consumer spending, which has remained strong over the past few years. Now it appears to be weakening. However, capital spending by corporations, which had been depressed, is showing signs of revival and may be able to take up some of the slack. Unemployment has been drifting downward from its peak of 6.0% in April, a positive sign.

Equity markets appear to be searching for a convincing reason to rally. Investors also see a number of uncertainties, including war with Iraq, tensions in the Middle East and the success of reforms in corporate governance and accounting practices.


S&P 500(R)INDEX PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

USING TRADITIONAL REPORTED EARNINGS, THE P/E SKYROCKETED TO 62 IN EARLY 2002 AS CORPORATE EARNINGS COLLAPSED. BY THE END OF THE REPORT PERIOD, WITH THE COMBINATION OF LOWER STOCK PRICES AND IMPROVED EARNINGS, IT HAD FALLEN TO 29--STILL SIGNIFICANTLY ABOVE THE 30-YEAR AVERAGE OF 17.

[LINE GRAPH]

                         S&P 500         30 Year
                        PE Ratio         Average
   Sep-92                   24.7           17.24
   Oct-92                  24.64           17.24
   Nov-92                   23.8           17.24
   Dec-92                  24.31           17.24
   Jan-93                  24.29           17.24
   Feb-93                  24.44           17.24
   Mar-93                  23.48           17.24
   Apr-93                  22.92           17.24
   May-93                  22.96           17.24
   Jun-93                   22.9           17.24
   Jul-93                  22.91           17.24
   Aug-93                  24.21           17.24
   Sep-93                  23.77           17.24
   Oct-93                  24.04           17.24
   Nov-93                  22.52           17.24
   Dec-93                  22.95           17.24
   Jan-94                  22.98           17.24
   Feb-94                  21.17           17.24
   Mar-94                  20.34           17.24
   Apr-94                   20.1           17.24
   May-94                  20.16           17.24
   Jun-94                  19.77           17.24
   Jul-94                  18.63           17.24
   Aug-94                  18.91           17.24
   Sep-94                  18.32           17.24
   Oct-94                  17.51           17.24
   Nov-94                  16.56           17.24
   Dec-94                  16.98           17.24
   Jan-95                  16.05           17.24
   Feb-95                  16.22           17.24
   Mar-95                  16.47           17.24
   Apr-95                     16           17.24
   May-95                  16.45           17.24
   Jun-95                  16.77           17.24
   Jul-95                  16.61           17.24
   Aug-95                  16.18           17.24
   Sep-95                  16.85           17.24
   Oct-95                  16.18           17.24
   Nov-95                  17.86           17.24
   Dec-95                  17.41           17.24
   Jan-96                  18.29           17.24
   Feb-96                  18.57           17.24
   Mar-96                  18.94           17.24
   Apr-96                  19.16           17.24
   May-96                  19.48           17.24
   Jun-96                   19.3           17.24
   Jul-96                  18.31           17.24
   Aug-96                  18.62           17.24
   Sep-96                  19.73           17.24
   Oct-96                  19.59           17.24
   Nov-96                  21.06           17.24
   Dec-96                  20.77           17.24
   Jan-97                  20.52           17.24
   Feb-97                  20.95           17.24
   Mar-97                  19.87           17.24
   Apr-97                  20.23           17.24
   May-97                  21.45           17.24
   Jun-97                  22.44           17.24
   Jul-97                  23.99           17.24
   Aug-97                  22.74           17.24
   Sep-97                     24           17.24
   Oct-97                  22.84           17.24
   Nov-97                  24.12           17.24
   Dec-97                  24.53           17.24
   Jan-98                  25.03           17.24
   Feb-98                  26.49           17.24
   Mar-98                  27.98           17.24
   Apr-98                  26.69           17.24
   May-98                  26.15           17.24
   Jun-98                  27.27           17.24
   Jul-98                  26.94           17.24
   Aug-98                   22.9           17.24
   Sep-98                  24.35           17.24
   Oct-98                  28.07           17.24
   Nov-98                  30.31           17.24
   Dec-98                  32.15           17.24
   Jan-99                   33.9           17.24
   Feb-99                  32.64           17.24
   Mar-99                  33.92           17.24
   Apr-99                   33.9           17.24
   May-99                  32.74           17.24
   Jun-99                   34.7           17.24
   Jul-99                  31.31           17.24
   Aug-99                  31.21           17.24
   Sep-99                  30.39           17.24
   Oct-99                  30.41           17.24
   Nov-99                  30.65           17.24
   Dec-99                  32.53           17.24
   Jan-00                  29.78           17.24
   Feb-00                  28.59           17.24
   Mar-00                   31.5           17.24
   Apr-00                  29.41           17.24
   May-00                  28.82           17.24
   Jun-00                  29.31           17.24
   Jul-00                  28.94           17.24
   Aug-00                  30.35           17.24
   Sep-00                  28.64           17.24
   Oct-00                   27.5           17.24
   Nov-00                  25.42           17.24
   Dec-00                  25.39           17.24
   Jan-01                  27.96           17.24
   Feb-01                  25.32           17.24
   Mar-01                   24.1           17.24
   Apr-01                  28.14           17.24
   May-01                  28.92           17.24
   Jun-01                  28.77           17.24
   Jul-01                  33.36           17.24
   Aug-01                  31.32           17.24
   Sep-01                  34.22           17.24
   Oct-01                  41.31           17.24
   Nov-01                  46.05           17.24
   Dec-01                  48.28           17.24
   Jan-02                  60.74           17.24
   Feb-02                   60.6           17.24
   Mar-02                  61.87           17.24
   Apr-02                  46.28           17.24
   May-02                  43.62           17.24
   Jun-02                  42.13           17.24
   Jul-02                  32.71           17.24
   Aug-02                  32.65           17.24
   Sep-02                  29.65           17.24
   Oct-02                  28.85           17.24

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). Thus, a P/E of 20 would indicate a stock price that is 20 times recent earnings. Investors use P/E as a relative measure of how high or low stock prices are.

STOCK MARKETS OF SELECTED COUNTRIES

The three largest, and the two best- and worst-performing, markets in the MSCI-EAFE(R) Index for the report period.

[BAR CHART]

New Zealand                           16.05
Singapore                             11.55
MSCI-EAFE Index                      -13.21
Japan                                -16.46
United Kingdom                       -18.24
France                               -24.63
Portugal                             -31.09
Greece                                -32.3

The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.

      The fund's goal is to track the total return of the S&P 500(R) Index. 2


Schwab S&P 500 Fund

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


TICKER SYMBOLS
Investor Shares: SWPIX
Select Shares(R): SWPPX
e.Shares(R): SWPEX

[GRAPHIC]

                   INVESTMENT STYLE 1
MARKET CAP 1     Value   Blend   Growth
  Large           / /     /X/     / /
  Medium          / /     / /     / /
  Small           / /     / /     / /

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500 Index down by over 15% during the 12-month report period. For the period, all share classes of the fund closely tracked the S&P 500 (the fund's benchmark), which does not incur trading and management costs.

GROWTH SECTORS LIKE COMMUNICATIONS AND TECHNOLOGY CONTINUED TO SUFFER. Stock prices for these sectors were down 33.9% and 26.6%, respectively. Lack of demand, competitive pricing pressures and liquidity concerns continued to hamper many companies in those sectors. The damage was not limited to these areas alone, however. All sectors in the index posted negative returns for the report period, with utilities being the worst performer, down 36.4%. With consumer demand being resilient for most of the period, consumer cyclicals were down only 1.2%, benefiting from relative strength in home building, retail sales, and automobile manufacturing.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.



1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


Schwab Equity Index Funds

PERFORMANCE: INVESTOR SHARES


PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Investor Shares with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                              INVESTOR    S&P 500    PEER GROUP
                              SHARES 3     INDEX      AVERAGE 4
1 YEAR                         -15.32%    -15.11%      -14.99%
5 YEARS                          0.39%      0.73%       -0.43%
SINCE INCEPTION: 5/1/96          5.96%      6.37%        n/a

                                                1 YEAR                          5 YEARS                     SINCE INCEPTION
                                                ------                          -------                     ---------------
                                      INVESTOR  S&P 500  PEER GROUP   INVESTOR  S&P 500  PEER GROUP   INVESTOR  S&P 500  PEER GROUP
TOTAL RETURNS AFTER TAX 2             SHARES 3   INDEX    AVERAGE 4   SHARES 3   INDEX    AVERAGE 4   SHARES 3   INDEX    AVERAGE 4
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     -15.65%      --    -16.90%      0.03%        --     -2.19%      5.61%        --         --
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     -9.36%      --    -10.06%      0.19%        --     -0.58%      4.76%        --         --
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the S&P 500 Index.

$14,568  INVESTOR SHARES 3
$14,943  S&P 500 INDEX

[LINE GRAPH]

                           S&P 500
                SWPIX       Index
  1-May-96      10000       10000
    May-96      10250       10257
    Jun-96      10290       10296
    Jul-96       9840        9841
    Aug-96      10040       10049
    Sep-96      10600       10613
    Oct-96      10880       10906
    Nov-96      11690       11731
    Dec-96      11462       11498
    Jan-97      12157       12216
    Feb-97      12248       12312
    Mar-97      11744       11808
    Apr-97      12430       12511
    May-97      13186       13272
    Jun-97      13760       13867
    Jul-97      14849       14969
    Aug-97      14012       14131
    Sep-97      14778       14904
    Oct-97      14284       14406
    Nov-97      14930       15073
    Dec-97      15184       15332
    Jan-98      15357       15502
    Feb-98      16455       16620
    Mar-98      17289       17471
    Apr-98      17452       17647
    May-98      17147       17344
    Jun-98      17838       18048
    Jul-98      17645       17857
    Aug-98      15092       15278
    Sep-98      16058       16257
    Oct-98      17340       17579
    Nov-98      18387       18645
    Dec-98      19443       19718
    Jan-99      20253       20543
    Feb-99      19617       19904
    Mar-99      20397       20700
    Apr-99      21176       21501
    May-99      20663       20994
    Jun-99      21812       22159
    Jul-99      21125       21467
    Aug-99      21012       21360
    Sep-99      20428       20775
    Oct-99      21709       22090
    Nov-99      22150       22539
    Dec-99      23448       23866
    Jan-00      22266       22668
    Feb-00      21841       22239
    Mar-00      23967       24414
    Apr-00      23241       23679
    May-00      22753       23194
    Jun-00      23313       23767
    Jul-00      22940       23396
    Aug-00      24361       24849
    Sep-00      23075       23537
    Oct-00      22971       23438
    Nov-00      21156       21591
    Dec-00      21261       21697
    Jan-01      22014       22467
    Feb-01      19996       20418
    Mar-01      18730       19124
    Apr-01      20174       20610
    May-01      20310       20748
    Jun-01      19808       20244
    Jul-01      19609       20045
    Aug-01      18375       18790
    Sep-01      16890       17272
    Oct-01      17204       17602
    Nov-01      18521       18952
    Dec-01      18678       19119
    Jan-02      18403       18840
    Feb-02      18044       18476
    Mar-02      18710       19171
    Apr-02      17579       18009
    May-02      17442       17876
    Jun-02      16195       16603
    Jul-02      14938       15310
    Aug-02      15023       15409
    Sep-02      13396       13734
 31-Oct-02      14568       14943

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one- and five-year periods was 1,309 and 629, respectively. These funds may or may not use tax-efficient strategies.

SCHWAB S&P 500 FUND

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Select Shares with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                               SELECT     S&P 500    PEER GROUP
                              SHARES 3     INDEX      AVERAGE 4
1 YEAR                         -15.20%    -15.11%      -14.99%
5 YEARS                          0.56%      0.73%       -0.43%
SINCE INCEPTION: 5/1/96          2.36%      2.55%        n/a

                                                1 YEAR                          5 YEARS                     SINCE INCEPTION
                                                ------                          -------                     ---------------
                                       SELECT   S&P 500  PEER GROUP    SELECT   S&P 500  PEER GROUP    SELECT   S&P 500  PEER GROUP
TOTAL RETURNS AFTER TAX 2             SHARES 3   INDEX    AVERAGE 4   SHARES 3   INDEX    AVERAGE 4   SHARES 3   INDEX    AVERAGE 4
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     -15.59%      --    -16.90%      0.15%        --     -2.19%      1.97%        --         --
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     -9.28%      --    -10.06%      0.30%        --     -0.58%      1.76%        --         --
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in the S&P 500 Index.

$56,775  SELECT SHARES 3
$57,342  S&P 500 INDEX

[LINE GRAPH]

                         S&P 500
              SWPPX       Index
19-May-97     50000       50000
   May-97     50935       50930
   Jun-97     53190       53212
   Jul-97     57395       57442
   Aug-97     54165       54225
   Sep-97     57120       57191
   Oct-97     55215       55281
   Nov-97     57745       57841
   Dec-97     58745       58836
   Jan-98     59375       59489
   Feb-98     63660       63778
   Mar-98     66880       67043
   Apr-98     67550       67720
   May-98     66370       66556
   Jun-98     69040       69258
   Jul-98     68295       68524
   Aug-98     58435       58629
   Sep-98     62165       62387
   Oct-98     67155       67459
   Nov-98     71245       71547
   Dec-98     75340       75668
   Jan-99     78475       78831
   Feb-99     76015       76379
   Mar-99     79030       79434
   Apr-99     82085       82509
   May-99     80140       80561
   Jun-99     84545       85033
   Jul-99     81885       82380
   Aug-99     81490       81968
   Sep-99     79230       79721
   Oct-99     84230       84767
   Nov-99     85935       86491
   Dec-99     91000       91585
   Jan-00     86420       86987
   Feb-00     84770       85341
   Mar-00     93050       93687
   Apr-00     90235       90867
   May-00     88350       89004
   Jun-00     90515       91203
   Jul-00     89110       89780
   Aug-00     94655       95356
   Sep-00     89635       90322
   Oct-00     89230       89942
   Nov-00     82200       82855
   Dec-00     82655       83261
   Jan-01     85540       86217
   Feb-01     77745       78354
   Mar-01     72835       73386
   Apr-01     78480       79088
   May-01     78965       79618
   Jun-01     77055       77683
   Jul-01     76285       76922
   Aug-01     71500       72107
   Sep-01     65735       66280
   Oct-01     66955       67546
   Nov-01     72065       72727
   Dec-01     72700       73367
   Jan-02     71635       72296
   Feb-02     70240       70901
   Mar-02     72865       73567
   Apr-02     68430       69108
   May-02     67940       68597
   Jun-02     63095       63713
   Jul-02     58170       58750
   Aug-02     58580       59132
   Sep-02     52175       52704
31-Oct-02     56775       57342

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one- and five-year periods was 1,309 and 629, respectively. These funds may or may not use tax-efficient strategies.


Schwab Equity Index Funds

PERFORMANCE: e.SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's e.Shares with the S&P 500(R)Index and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                          S&P 500    PEER GROUP
                             e.SHARES 3    INDEX      AVERAGE 4
1 YEAR                         -15.32%    -15.11%      -14.99%
5 YEARS                          0.45%      0.73%       -0.43%
SINCE INCEPTION: 5/1/96          6.04%      6.37%        n/a

                                                1 YEAR                         5 YEARS                   SINCE INCEPTION
                                                ------                         -------                   ---------------
                                                S&P 500 PEER GROUP             S&P 500 PEER GROUP             S&P 500 PEER GROUP
TOTAL RETURNS AFTER TAX 2            e.SHARES 3  INDEX   AVERAGE 4  e.SHARES 3  INDEX   AVERAGE 4  E.SHARES 3  INDEX   AVERAGE 4
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     -15.67%      --   -16.90%      0.06%        --    -2.19%      5.67%        --        --
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     -9.36%      --   -10.06%      0.22%        --    -0.58%      4.82%        --        --
--------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in the S&P 500 Index.

$14,568 INVESTOR SHARES 3
$14,943 S&P 500 INDEX

[LINE GRAPH]

               Investor    S&P 500
               Shares 3     Index
  1-May-96      10000       10000
    May-96      10250       10257
    Jun-96      10290       10296
    Jul-96       9840        9841
    Aug-96      10040       10049
    Sep-96      10600       10613
    Oct-96      10880       10906
    Nov-96      11690       11731
    Dec-96      11462       11498
    Jan-97      12157       12216
    Feb-97      12248       12312
    Mar-97      11744       11808
    Apr-97      12430       12511
    May-97      13186       13272
    Jun-97      13760       13867
    Jul-97      14849       14969
    Aug-97      14012       14131
    Sep-97      14778       14904
    Oct-97      14284       14406
    Nov-97      14930       15073
    Dec-97      15184       15332
    Jan-98      15357       15502
    Feb-98      16455       16620
    Mar-98      17289       17471
    Apr-98      17452       17647
    May-98      17147       17344
    Jun-98      17838       18048
    Jul-98      17645       17857
    Aug-98      15092       15278
    Sep-98      16058       16257
    Oct-98      17340       17579
    Nov-98      18387       18645
    Dec-98      19443       19718
    Jan-99      20253       20543
    Feb-99      19617       19904
    Mar-99      20397       20700
    Apr-99      21176       21501
    May-99      20663       20994
    Jun-99      21812       22159
    Jul-99      21125       21467
    Aug-99      21012       21360
    Sep-99      20428       20775
    Oct-99      21709       22090
    Nov-99      22150       22539
    Dec-99      23448       23866
    Jan-00      22266       22668
    Feb-00      21841       22239
    Mar-00      23967       24414
    Apr-00      23241       23679
    May-00      22753       23194
    Jun-00      23313       23767
    Jul-00      22940       23396
    Aug-00      24361       24849
    Sep-00      23075       23537
    Oct-00      22971       23438
    Nov-00      21156       21591
    Dec-00      21261       21697
    Jan-01      22014       22467
    Feb-01      19996       20418
    Mar-01      18730       19124
    Apr-01      20174       20610
    May-01      20310       20748
    Jun-01      19808       20244
    Jul-01      19609       20045
    Aug-01      18375       18790
    Sep-01      16890       17272
    Oct-01      17204       17602
    Nov-01      18521       18952
    Dec-01      18678       19119
    Jan-02      18403       18840
    Feb-02      18044       18476
    Mar-02      18710       19171
    Apr-02      17579       18009
    May-02      17442       17876
    Jun-02      16195       16603
    Jul-02      14938       15310
    Aug-02      15023       15409
    Sep-02      13396       13734
 31-Oct-02      14568       14943

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one- and five-year periods was 1,309 and 629, respectively. These funds may or may not use tax-efficient strategies.

SCHWAB S&P 500 FUND

FUND FACTS


TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                                   % OF INVESTMENTS
-----------------------------------------------------------
 (1) MICROSOFT CORP.                               3.5%
-----------------------------------------------------------
 (2) GENERAL ELECTRIC CO.                          3.1%
-----------------------------------------------------------
 (3) WAL-MART STORES, INC.                         2.9%
-----------------------------------------------------------
 (4) EXXON MOBIL CORP.                             2.8%
-----------------------------------------------------------
 (5) PFIZER, INC.                                  2.4%
-----------------------------------------------------------
 (6) CITIGROUP, INC.                               2.3%
-----------------------------------------------------------
 (7) JOHNSON & JOHNSON                             2.1%
-----------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.            2.0%
-----------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.         1.6%
-----------------------------------------------------------
(10) MERCK & CO., INC.                             1.5%
-----------------------------------------------------------
     TOTAL                                        24.2%

STATISTICS as of 10/31/02

                                                             PEER GROUP
                                                  FUND        AVERAGE 2
-----------------------------------------------------------------------
NUMBER OF HOLDINGS                                   502           224
-----------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)               $ 42,196      $ 34,493
-----------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          24.7          24.3
-----------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               4.3           4.0
-----------------------------------------------------------------------
12-MONTH YIELD Investor Shares                      1.27%         0.49%
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                8%           87%
-----------------------------------------------------------------------
THREE-YEAR BETA                                     1.00          0.92
-----------------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR CHART]

INVESTOR SHARES         0.35% 3
SELECT SHARES           0.19% 3
e.SHARES                0.28% 3
PEER GROUP AVERAGE      1.23% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

14.7%  DRUGS & MEDICINE
 9.3%  BUSINESS MACHINES
 7.7%  MISCELLANEOUS FINANCE
 7.6%  BANKS
 7.4%  RETAIL
 5.2%  INSURANCE
 4.7%  PRODUCER GOODS
 4.4%  ELECTRONICS
 4.3%  TELEPHONE
 4.2%  FOOD & AGRICULTURE
30.5%  OTHER

AS OF 10/31/01

[PIE CHART]

15.0%  DRUGS & MEDICINE
 9.7%  BUSINESS MACHINES
 7.0%  MISCELLANEOUS FINANCE
 6.6%  RETAIL
 6.3%  BANKS
 5.9%  ELECTRONICS
 5.7%  TELEPHONE
 5.1%  PRODUCER GOODS
 4.9%  INTERNATIONAL OIL
 4.5%  INSURANCE
29.3%  OTHER

AS OF 10/31/97

[PIE CHART]

11.0%  DRUGS & MEDICINE
 8.2%  BANKS
 7.7%  BUSINESS MACHINES
 6.4%  INTERNATIONAL OIL
 6.4%  TELEPHONE
 5.9%  FOOD & AGRICULTURE
 5.9%  ELECTRONICS
 5.2%  PRODUCER GOODS
 4.9%  RETAIL
 4.2%  MISCELLANEOUS FINANCE
34.2%  OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the
  Morningstar Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses).

4 Source: Standard & Poor's(R), a division of McGraw-Hill companies.



Schwab Equity Index Funds

SCHWAB S&P 500 FUND -- Financials

Financial tables

These tables provide additional data on the funds performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the funds business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     11/1/01-    11/1/00-    11/1/99-    11/1/98-    11/1/97-
INVESTOR SHARES                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 16.45       22.15       21.17       17.05       14.17
                                                     --------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.20        0.17        0.17        0.17        0.16
  Net realized and unrealized gains or losses          (2.68)      (5.70)       1.06        4.10        2.85
                                                     --------------------------------------------------------
  Total income or loss from investment operations      (2.48)      (5.53)       1.23        4.27        3.01
Less distributions:
  Dividends from net investment income                 (0.18)      (0.17)      (0.18)      (0.15)      (0.13)
  Distributions from net realized gains                   --          --       (0.07)         --          --
                                                     --------------------------------------------------------
  Total distributions                                  (0.18)      (0.17)      (0.25)      (0.15)      (0.13)
                                                     --------------------------------------------------------
Net asset value at end of period                       13.79       16.45       22.15       21.17       17.05
                                                     --------------------------------------------------------
Total return (%)                                      (15.32)     (25.11)       5.81       25.20       21.39

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                     0.35        0.35        0.35 1      0.35        0.35
Expense reductions reflected in above ratio             0.11        0.11        0.16        0.27        0.28
Ratio of net investment income to
 average net assets                                     1.21        0.95        0.81        1.01        1.25
Portfolio turnover rate                                    8           4           9           3           1
Net assets, end of period ($ x 1,000,000)              2,760       3,070       3,617       3,183       1,935


1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.



See financial notes.

SCHWAB S&P 500 FUND -- Financials


                                                     11/1/01-    11/1/00-    11/1/99-    11/1/98-    11/1/97-
SELECT SHARES(R)                                     10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 16.50       22.21        21.23       17.09      14.19
                                                     --------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.22        0.20         0.20        0.20       0.26
  Net realized and unrealized gains or losses          (2.69)      (5.71)        1.06        4.12       2.78
                                                     --------------------------------------------------------
  Total income or loss from investment operations      (2.47)      (5.51)        1.26        4.32       3.04
Less distributions:
  Dividends from net investment income                 (0.20)      (0.20)       (0.21)      (0.18)     (0.14)
  Distributions from net realized gains                   --          --        (0.07)         --         --
                                                     --------------------------------------------------------
  Total distributions                                  (0.20)      (0.20)       (0.28)      (0.18)     (0.14)
                                                     --------------------------------------------------------
Net asset value at end of period                       13.83       16.50        22.21       21.23      17.09
                                                     --------------------------------------------------------
Total return (%)                                      (15.20)     (24.97)        5.94       25.42      21.63

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                     0.19        0.19         0.19 1      0.19       0.19
Expense reductions reflected in above ratio             0.12        0.12         0.16        0.28       0.28
Ratio of net investment income to
 average net assets                                     1.37        1.11         0.98        1.17       1.40
Portfolio turnover rate                                    8           4            9           3          1
Net assets, end of period ($ x 1,000,000)              3,029       3,563        4,357       3,750      1,548

                                                     11/1/01-    11/1/00-    11/1/99-    11/1/98-    11/1/97-
e.SHARES(R)                                          10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 16.46       22.17       21.21       17.08       14.19
                                                     --------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.23        0.20        0.20        0.20        0.15
  Net realized and unrealized gains or losses          (2.71)      (5.71)       1.04        4.09        2.88
                                                     --------------------------------------------------------
  Total income or loss from investment operations      (2.48)      (5.51)       1.24        4.29        3.03
Less distributions:
  Dividends from net investment income                 (0.19)      (0.20)      (0.21)      (0.16)      (0.14)
  Distributions from net realized gains                   --          --       (0.07)         --          --
                                                     --------------------------------------------------------
  Total distributions                                  (0.19)      (0.20)      (0.28)      (0.16)      (0.14)
                                                     --------------------------------------------------------
Net asset value at end of period                       13.79       16.46       22.17       21.21       17.08
                                                     --------------------------------------------------------
Total return (%)                                      (15.32)     (25.02)       5.84       25.28       21.50

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                     0.28        0.28        0.28 2      0.28        0.28
Expense reductions reflected in above ratio             0.03        0.03        0.07        0.20        0.24
Ratio of net investment income to
 average net assets                                     1.28        1.02        0.88        1.08        1.32
Portfolio turnover rate                                    8           4           9           3           1
Net assets, end of period ($ x 1,000,000)                220         304         441         435         281

1 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 10/31/01)

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  COMMON STOCK
        Market Value: $5,999,519
        Cost: $7,040,429

  0.0%  SHORT TERM INVESTMENT
        Market Value: $678
        Cost: $678

  0.0%  U.S. TREASURY OBLIGATION
        Market Value: $489
        Cost: $489
--------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $6,000,686
        Cost: $7,041,596

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  100.0% of investments

      AEROSPACE / DEFENSE  1.7%
      --------------------------------------------------------------------------
      Boeing Co.    615,422                                               18,309
      Crane Co.    44,919                                                    825
      General Dynamics Corp.    145,482                                   11,512
      Goodrich Corp.    78,139                                             1,180
      Lockheed Martin Corp.    333,596                                    19,315
      Northrop Grumman Corp.    80,592                                     8,311
      Raytheon Co.    293,872                                              8,669
      Rockwell Automation, Inc.    139,798                                 2,314
      Rockwell Collins, Inc.    135,398                                    3,050
      Textron, Inc.    100,629                                             4,126
      United Technologies Corp.    346,613                                21,376
                                                                     -----------
                                                                          98,987

      AIR TRANSPORTATION  0.4%
      --------------------------------------------------------------------------
    o AMR Corp.    114,826                                                   542
      Delta Air Lines, Inc.    94,113                                        949
      FedEx Corp.    217,042                                              11,544
      Southwest Airlines Co.    569,118                                    8,309
                                                                     -----------
                                                                          21,344

      ALCOHOLIC BEVERAGES  0.7%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    26,531                                  1,817
      Anheuser-Busch Cos., Inc.    637,734                                33,647
      Brown-Forman Corp., Class B    51,127                                3,696
                                                                     -----------
                                                                          39,160

      APPAREL  0.3%
      --------------------------------------------------------------------------
   o+ Jones Apparel Group, Inc.    96,343                                  3,337
      Liz Claiborne, Inc.    79,728                                        2,369
      Nike, Inc., Class B    195,117                                       9,208
    o Reebok International Ltd.    43,859                                  1,239
      VF Corp.    80,028                                                   2,947
                                                                     -----------
                                                                          19,100

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    52,866                                     688
      Cummins, Inc.    29,451                                                706
      Dana Corp.    110,209                                                1,102
      Danaher Corp.    110,789                                             6,409
      Delphi Corp.    419,300                                              2,918
      Eaton Corp.    49,348                                                3,375
      Ford Motor Co.    1,341,812                                         11,352
      General Motors Corp.    410,028                                     13,633
      Genuine Parts Co.    127,090                                         3,754
      Goodyear Tire & Rubber Co.    123,681                                  878
      Harley-Davidson, Inc.    221,133                                    11,565
    o Navistar International Corp.    44,900                               1,007
      TRW, Inc.    93,672                                                  4,993
      Visteon Corp.    99,156                                                653
                                                                     -----------
                                                                          63,033



See financial notes.

SCHWAB S&P 500 FUND -- Financials

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      BANKS  7.7%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    263,365                                          5,162
      Bank of America Corp.    1,104,333                                  77,082
      Bank of New York Co., Inc.    532,514                               13,845
      Bank One Corp.    862,015                                           33,248
      BB&T Corp.    356,459                                               12,922
      Comerica, Inc.    127,259                                            5,556
      Fifth Third Bancorp    425,405                                      27,013
    + First Tennessee National Corp.    92,900                             3,445
      FleetBoston Financial Corp.    769,927                              18,009
      Golden West Financial Corp.    112,305                               7,756
      Huntington Bancshares, Inc.    176,550                               3,339
      J.P. Morgan Chase & Co.    1,465,124                                30,401
      KeyCorp., Inc.    313,865                                            7,668
    + Marshall & Ilsley Corp.    156,696                                   4,412
      Mellon Financial Corp.    321,913                                    9,107
      National City Corp.     447,473                                     12,140
    + North Fork Bancorp., Inc.    119,300                                 4,588
      Northern Trust Corp.    163,112                                      5,679
      PNC Financial Services Group, Inc.    207,427                        8,434
    o Providian Financial Corp.    216,172                                   962
      Regions Financial Corp.    163,436                                   5,536
      SouthTrust Corp.    256,207                                          6,564
      State Street Corp.    236,411                                        9,780
      SunTrust Banks, Inc.    209,849                                     12,767
      Synovus Financial Corp.    220,832                                   4,525
      U.S. Bancorp.    1,406,891                                          29,671
      Union Planters Corp.    145,652                                      4,116
      Wachovia Corp.    1,007,621                                         35,055
      Wells Fargo & Co.    1,248,357                                      63,005
      Zions Bancorp.    65,847                                             2,648
                                                                     -----------
                                                                         464,435

      BUSINESS MACHINES & SOFTWARE  9.3%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    175,789                                       4,156
    o Apple Computer, Inc.    265,676                                      4,269
      Autodesk, Inc.    79,454                                               930
    o BMC Software, Inc.    180,208                                        2,873
    o Cisco Systems, Inc.    5,372,283                                    60,062
    o Compuware Corp.    281,522                                           1,366
    o Comverse Technology, Inc.    137,215                                 1,000
    o Dell Computer Corp.    1,904,932                                    54,500
    o EMC Corp.    1,629,055                                               8,324
    o Gateway, Inc.    234,837                                               704
      Hewlett-Packard Co.    2,242,478                                    35,431
  (9) International Business Machines Corp.    1,242,193                  98,059
    o Lexmark International, Inc., Class A    92,530                       5,498
=o(1) Microsoft Corp.    3,976,345                                       212,615
    o NCR Corp.    73,899                                                  1,643
    o Network Appliance, Inc.    254,147                                   2,280
    o Novell, Inc.    256,265                                                623
    o Novellus Systems, Inc.    107,539                                    3,398
    o Oracle Corp.    3,992,749                                           40,686
      Pitney Bowes, Inc.    175,015                                        5,872
   o+ Rational Software Corp.    142,746                                     945
    o Sun Microsystems, Inc.    2,388,258                                  7,072
    o Unisys Corp.    242,527                                              2,117
    o Xerox Corp.    537,760                                               3,571
                                                                     -----------
                                                                         557,994

      BUSINESS SERVICES  3.4%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    147,315                             1,201
   o+ Apollo Group, Inc., Class A    127,800                               5,304
      Automatic Data Processing, Inc.    455,382                          19,367
    o Cendant Corp.    766,654                                             8,817
      Cintas Corp.    126,305                                              5,970
    o Citrix Systems, Inc.    128,766                                        972
      Computer Associates International, Inc.    424,166                   6,303
    o Computer Sciences Corp.    126,218                                   4,076
    o Concord EFS, Inc.    379,071                                         5,413
    o Convergys Corp.    128,151                                           1,907
      Deluxe Corp.    46,066                                               2,129
   o+ eBay, Inc.    224,885                                               14,222
      Electronic Data Systems Corp.    353,021                             5,317
      Equifax, Inc.    107,607                                             2,535
      First Data Corp.    554,564                                         19,377
    o Fiserv, Inc.    142,264                                              4,444
      H&R Block, Inc.    132,187                                           5,866
      Interpublic Group of Cos., Inc.    285,557                           3,418
    o Intuit, Inc.    154,479                                              8,021
    o Mercury Interactive Corp.    62,943                                  1,660
      Omnicom Group, Inc.    137,364                                       7,916


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Parametric Technology Corp.    187,230                                 433
      Paychex, Inc.    276,562                                             7,971
    o PeopleSoft, Inc.    228,301                                          4,132
    o QLogic Corp.    66,738                                               2,323
    o Robert Half International, Inc.    128,524                           2,146
    o Siebel Systems, Inc.    352,066                                      2,648
   o+ Sungard Data Systems, Inc.    207,305                                4,596
    o Thermo Electron Corp.    123,063                                     2,263
    o TMP Worldwide, Inc.    84,165                                        1,303
      Tyco International Ltd.    1,466,200                                21,201
    o Veritas Software Corp.    301,342                                    4,595
      Waste Management, Inc.    452,105                                   10,407
    o Yahoo!, Inc.    441,829                                              6,592
                                                                     -----------
                                                                         204,845

      CHEMICAL  2.0%
      --------------------------------------------------------------------------
      3M Co.    285,188                                                   36,202
      Air Products & Chemicals, Inc.    167,301                            7,395
      Dow Chemical Co.    670,950                                         17,438
      E.I. du Pont de Nemours & Co.    729,438                            30,089
      Eastman Chemical Co.    55,183                                       2,005
      Ecolab, Inc.    95,399                                               4,603
      Great Lakes Chemical Corp.    35,237                                   857
    o Hercules, Inc.    82,003                                               787
      PPG Industries, Inc.    124,163                                      5,839
      Praxair, Inc.    118,494                                             6,458
      Rohm & Haas Co.    162,959                                           5,422
      Sherwin-Williams Co.    110,114                                      3,012
      Sigma-Aldrich Corp.    52,726                                        2,412
                                                                     -----------
                                                                         122,519

      CONSTRUCTION  0.3%
      --------------------------------------------------------------------------
      Centex Corp.    45,868                                               2,086
      Fluor Corp.    60,302                                                1,426
      KB Home Corp.    34,866                                              1,646
      Masco Corp.    367,273                                               7,551
    o McDermott International, Inc.    42,423                                151
      Pulte Homes, Inc.    42,575                                          1,955
      The Stanley Works    62,640                                          2,028
      Vulcan Materials Co.    74,118                                       2,487
                                                                     -----------
                                                                          19,330

      CONSUMER: DURABLE  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    58,636                                       2,742
      Leggett & Platt, Inc.    146,312                                     3,051
      Maytag Corp.    57,971                                               1,496
      Whirlpool Corp.    51,331                                            2,392
                                                                     -----------
                                                                           9,681

      CONSUMER: NONDURABLE  1.0%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A    49,388                            743
      Darden Restaurants, Inc.    127,862                                  2,427
   o+ Electronic Arts, Inc.    99,378                                      6,471
      Fortune Brands, Inc.    107,691                                      5,391
      Hasbro, Inc.    129,712                                              1,326
    o International Game Technology    64,238                              4,831
      Mattel, Inc.    323,293                                              5,936
      McDonald's Corp.    938,996                                         17,005
      Newell Rubbermaid, Inc.    195,737                                   6,346
    o Starbucks Corp.    285,359                                           6,803
      Tupperware Corp.    43,789                                             707
      Wendy's International, Inc.    85,337                                2,703
                                                                     -----------
                                                                          60,689

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    40,056                                                 1,940
      Bemis Co.    36,729                                                  1,913
    o Pactiv Corp.    119,214                                              2,365
    o Sealed Air Corp.    61,771                                             947
                                                                     -----------
                                                                           7,165

      ELECTRONICS  4.4%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    603,138                                953
    o Advanced Micro Devices, Inc.    257,513                              1,581
    o Agilent Technologies, Inc.    340,875                                4,687
    o Altera Corp.    280,381                                              3,286
    o American Power Conversion Corp.    148,855                           1,923
    o Analog Devices, Inc.    270,683                                      7,254
    o Andrew Corp.    75,024                                                 645
      Applied Biosystems Group -- Applera Corp.    158,933                 3,215
    * Applied Materials, Inc.    1,212,442                                18,223
    * Applied Micro Circuits Corp.    226,273                                883
    o Broadcom Corp., Class A    198,433                                   2,377


See financial notes.

SCHWAB S&P 500 FUND -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o CIENA Corp.    320,072                                               1,178
      Intel Corp.    4,898,005                                            84,736
      ITT Industries, Inc.    65,010                                       4,224
    o Jabil Circuit, Inc.    149,219                                       2,302
    o JDS Uniphase Corp.    1,019,485                                      2,295
    o KLA-Tencor Corp.    139,010                                          4,950
      Linear Technology Corp.    235,108                                   6,498
    o LSI Logic Corp.    277,990                                           1,640
    o Lucent Technologies, Inc.    2,566,554                               3,157
    o Maxim Integrated Products, Inc.    236,749                           7,538
    o Micron Technology, Inc.    443,135                                   7,090
      Molex, Inc.    144,007                                               3,803
      Moody's Corp.    112,409                                             5,295
      Motorola, Inc.    1,692,852                                         15,523
    o National Semiconductor Corp.    134,754                              1,790
   o+ Nvidia Corp.    111,865                                              1,331
      PerkinElmer, Inc.    92,308                                            643
    o PMC Sierra, Inc.    121,586                                            592
    o Power-One, Inc.    53,873                                              290
    o Qualcomm, Inc.    571,318                                           19,722
    o Sanmina-SCI Corp.    398,529                                         1,228
    o Solectron Corp.    627,709                                           1,412
      Symbol Technologies, Inc.    173,927                                 1,505
    o Tektronix, Inc.    65,499                                            1,157
    o Tellabs, Inc.    302,053                                             2,320
    o Teradyne, Inc.    135,924                                            1,646
      Texas Instruments, Inc.    1,272,947                                20,189
    o Thomas & Betts Corp.    44,556                                         738
    o Univision Communications, Inc., Class A    166,984                   4,327
   o+ Waters Corp.    96,300                                               2,425
    o Xilinx, Inc.    250,766                                              4,762
                                                                     -----------
                                                                         261,333

      ENERGY: RAW MATERIALS  1.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    183,917                                  8,192
      Apache Corp.    106,310                                              5,747
      Baker Hughes, Inc.    248,286                                        7,213
   o+ BJ Services Co.    115,400                                           3,500
      Burlington Resources, Inc.    149,522                                6,160
      Devon Energy Corp.    114,837                                        5,799
      EOG Resources, Inc.    85,133                                        3,153
      Halliburton Co.    323,008                                           5,226
    o Nabors Industries Ltd.    107,107                                    3,746
    o Noble Corp.    99,457                                                3,214
      Occidental Petroleum Corp.    275,810                                7,869
      Rowan Cos., Inc.    68,370                                           1,394
      Schlumberger Ltd.    425,787                                        17,078
                                                                     -----------
                                                                          78,291

      FOOD & AGRICULTURE  4.3%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    480,907                                6,550
      Campbell Soup Co.    300,709                                         6,339
      Coca-Cola Co.    1,822,619                                          84,715
      Coca-Cola Enterprises, Inc.    331,239                               7,897
      Conagra Foods, Inc.    393,804                                       9,550
      General Mills, Inc.    262,030                                      10,827
      H.J. Heinz Co.    258,171                                            8,303
      Hershey Foods Corp.    97,553                                        6,348
      Kellogg Co.    299,527                                               9,543
      Monsanto Co.    193,398                                              3,197
      The Pepsi Bottling Group, Inc.    208,342                            5,615
      PepsiCo, Inc.    1,301,094                                          57,378
      Sara Lee Corp.    579,038                                           13,219
      Supervalu, Inc.    98,901                                            1,662
      Sysco Corp.    485,810                                              15,390
      Wm. Wrigley Jr. Co.    166,311                                       8,776
                                                                     -----------
                                                                         255,309

      GOLD  0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp. Holding Co.    297,251                          7,348

      HEALTHCARE / DRUGS & MEDICINE  14.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,146,633                                    48,010
      Allergan, Inc.    95,596                                             5,205
      AmerisourceBergen Corp.    75,753                                    5,390
    o Amgen, Inc.    938,939                                              43,717
   o+ Anthem, Inc.    101,740                                              6,410
      Bausch & Lomb, Inc.    39,537                                        1,230
      Baxter International, Inc.    444,902                               11,131
      Becton, Dickinson & Co.    188,676                                   5,568
    o Biogen, Inc.    109,407                                              4,014
      Biomet, Inc.    193,656                                              5,705
    o Boston Scientific Corp.    299,666                                  11,276


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Bristol-Myers Squibb Co.    1,423,508                               35,033
      C.R. Bard, Inc.    38,129                                            2,133
      Cardinal Health, Inc.    332,474                                    23,011
    o Chiron Corp.    138,078                                              5,454
      Eli Lilly & Co.    817,827                                          45,389
    o Forest Laboratories, Inc., Class A    130,120                       12,750
   o+ Genzyme Corp. -- General Division    155,986                         4,344
    o Guidant Corp.    223,874                                             6,620
      HCA, Inc.    380,822                                                16,562
   o+ Health Management Associates, Inc., Class A    176,129               3,368
    o HealthSouth Corp.    292,622                                         1,273
    o Humana, Inc.    124,343                                              1,514
      IMS Health, Inc.    208,907                                          3,142
  (7) Johnson & Johnson    2,184,656                                     128,349
    o King Pharmaceuticals, Inc.    180,724                                2,774
    o Manor Care, Inc.    74,359                                           1,470
      McKesson Corp.    212,583                                            6,337
    o Medimmune, Inc.    185,581                                           4,742
      Medtronic, Inc.    890,624                                          39,900
 (10) Merck & Co., Inc.    1,649,142                                      89,449
  (5) Pfizer, Inc.    4,544,831                                          144,389
      Pharmacia Corp.    945,829                                          40,671
    o Quintiles Transnational Corp.    88,081                                947
      Schering-Plough Corp.    1,079,784                                  23,053
    o St. Jude Medical, Inc.    131,292                                    4,675
    o Stryker Corp.    145,097                                             9,156
      Tenet Healthcare Corp.    360,505                                   10,364
      UnitedHealth Group, Inc.    220,583                                 20,062
    o Watson Pharmaceuticals, Inc.    79,237                               2,178
    o WellPoint Health Networks, Inc.    107,422                           8,079
      Wyeth    972,082                                                    32,565
    o Zimmer Holdings, Inc.    142,292                                     5,865
                                                                     -----------
                                                                         883,274

      HOUSEHOLD PRODUCTS  2.5%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    43,951                                2,269
      Avon Products, Inc.    173,527                                       8,414
      Clorox Co.    168,410                                                7,567
      Colgate-Palmolive Co.    399,039                                    21,939
      The Gillette Co.    777,777                                         23,240
      International Flavors & Fragrances, Inc.    69,728                   2,339
      Procter & Gamble Co.    953,413                                     84,330
                                                                     -----------
                                                                         150,098

      INSURANCE  5.2%
      --------------------------------------------------------------------------
    + ACE Ltd.    191,700                                                  5,895
      Aetna, Inc.    111,347                                               4,487
      Aflac, Inc.    381,064                                              11,600
      Allstate Corp.    516,800                                           20,558
      AMBAC Financial Group, Inc.    75,954                                4,694
  (8) American International Group, Inc.    1,916,850                    119,899
      AON Corp.    200,126                                                 3,668
      Chubb Corp.    126,977                                               7,163
      CIGNA Corp.    101,771                                               3,678
      Cincinnati Financial Corp.    118,208                                4,491
      Hartford Financial Services Group, Inc.    182,667                   7,215
      Jefferson-Pilot Corp.    106,614                                     4,281
      John Hancock Financial Services, Inc.    214,607                     6,288
      Lincoln National Corp.    133,997                                    4,088
      Loews Corp.    134,787                                               5,815
      Marsh & McLennan Cos., Inc.    392,020                              18,311
      MBIA, Inc.    105,893                                                4,622
      Metlife, Inc.    514,818                                            12,294
      MGIC Investment Corp.    76,779                                      3,222
   o+ Principal Financial Group, Inc.    256,424                           7,193
      Progressive Corp.    158,868                                         8,738
   o+ Prudential Financial, Inc.    428,400                               12,509
      Safeco Corp.    95,121                                               3,382
      St. Paul Cos., Inc.    166,394                                       5,458
      Torchmark Corp.    89,410                                            3,201
    o Travelers Property Casualty Corp., Class B    734,799                9,934
      UnumProvident Corp.    178,126                                       3,655
      XL Capital Ltd., Class A    100,565                                  7,658
                                                                     -----------
                                                                         313,997

      MEDIA  3.5%
      --------------------------------------------------------------------------
    o AOL Time Warner, Inc.    3,279,976                                  48,380
    o Clear Channel Communications, Inc.    450,322                       16,684



See financial notes.

SCHWAB S&P 500 FUND -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Comcast Corp., Special Class A    694,947                           15,991
      Dow Jones & Co., Inc.    60,009                                      2,108
      Gannett Co., Inc.    193,769                                        14,713
      Knight-Ridder, Inc.    61,087                                        3,676
      McGraw-Hill Cos., Inc.    140,062                                    9,034
      Meredith Corp.    35,218                                             1,604
      New York Times Co., Class A    109,850                               5,318
      R.R. Donnelley & Sons Co.    83,996                                  1,684
      Tribune Co.    222,639                                              10,698
    o Viacom, Inc., Class B    1,297,069                                  57,862
      The Walt Disney Co.    1,501,505                                    25,075
                                                                     -----------
                                                                         212,827

      MISCELLANEOUS FINANCE  7.4%
      --------------------------------------------------------------------------
      American Express Co.    974,081                                     35,427
      Bear Stearns Cos., Inc.    72,229                                    4,410
      Capital One Financial Corp.    164,511                               5,013
    / Charles Schwab Corp.    1,008,750                                    9,260
      Charter One Financial, Inc.    169,653                               5,137
  (6) Citigroup, Inc.    3,716,039                                       137,308
      Countrywide Credit Industries, Inc.    93,616                        4,710
      Fannie Mae    731,327                                               48,896
      Franklin Resources, Inc.    189,688                                  6,258
      Freddie Mac    511,802                                              31,517
    + Goldman Sachs Group, Inc.    353,300                                25,296
      Household International, Inc.    336,212                             7,988
      Lehman Brothers Holdings, Inc.    177,204                            9,440
      MBNA Corp.    938,093                                               19,053
      Merrill Lynch & Co., Inc.    634,834                                24,092
      Morgan Stanley    802,839                                           31,246
      SLM Corp.    110,561                                                11,359
      Stilwell Financial, Inc.    168,607                                  1,974
      T. Rowe Price Group, Inc.    91,307                                  2,578
      Washington Mutual, Inc.    711,121                                  25,430
                                                                     -----------
                                                                         446,392

      NON-FERROUS METALS  0.3%
      --------------------------------------------------------------------------
      Alcoa, Inc.    620,087                                              13,679
      Engelhard Corp.    95,939                                            2,125
    o Freeport-McMoran Copper & Gold, Inc., Class B    110,115             1,344
    o Phelps Dodge Corp.    67,480                                         2,093
                                                                     -----------
                                                                          19,241

      OIL: DOMESTIC  0.8%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    66,461                                         3,409
      Ashland, Inc.    53,145                                              1,395
      ConocoPhillips    497,648                                           24,136
      Kerr-McGee Corp.    71,470                                           3,109
      Marathon Oil Corp.    228,879                                        4,784
      Sunoco, Inc.    55,502                                               1,664
      Transocean, Inc.    235,599                                          5,178
      Unocal Corp.    178,722                                              4,940
                                                                     -----------
                                                                          48,615

      OIL: INTERNATIONAL  3.7%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    782,857                                      52,945
  (4) Exxon Mobil Corp.    4,961,747                                     167,012
                                                                     -----------
                                                                         219,957

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    213,474                                         7,034

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    43,653                                        1,039
      Georgia-Pacific Corp.    173,318                                     2,114
      International Paper Co.    353,813                                  12,359
      Kimberly-Clark Corp.    378,100                                     19,472
    o Louisiana-Pacific Corp.    79,408                                      535
      MeadWestvaco Corp.    147,777                                        3,096
      Temple-Inland, Inc.    39,926                                        1,638
      Weyerhaeuser Co.     159,297                                         7,216
                                                                     -----------
                                                                          47,469

      PRODUCER GOODS & MANUFACTURING  4.7%
      --------------------------------------------------------------------------
   o+ American Standard Cos., Inc.    51,900                               3,462
      Avery Dennison Corp.    81,772                                       5,090
      Caterpillar, Inc.    251,101                                        10,257
      Cooper Industries Ltd., Class A    68,442                            2,155
    o Corning, Inc.    712,575                                             1,333
      Deere & Co.    174,292                                               8,085
      Dover Corp.    149,706                                               3,755
      Emerson Electric Co.    309,181                                     14,896
 =(2) General Electric Co.    7,305,470                                  184,463
      Honeywell International, Inc.    601,880                            14,409
      Illinois Tool Works, Inc.    222,165                                13,641
      Ingersoll-Rand Co., Class A    124,964                               4,874


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Johnson Controls, Inc.    62,334                                     4,862
      Millipore Corp.     33,784                                           1,149
      Pall Corp.    92,974                                                 1,615
      Parker Hannifin Corp.    87,418                                      3,814
      Snap-On, Inc.    44,189                                              1,151
      W.W. Grainger, Inc.    68,199                                        3,305
                                                                     -----------
                                                                         282,316

      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    281,277                        7,237
      CSX Corp.    155,740                                                 4,299
      Norfolk Southern Corp.    288,382                                    5,825
      Union Pacific Corp.    185,337                                      10,944
                                                                     -----------
                                                                          28,305

      REAL PROPERTY  0.3%
      --------------------------------------------------------------------------
      Equity Office Properties Trust    310,506                            7,477
    + Equity Residential Properties Trust    202,429                       4,802
    + The Plum Creek Timber Co., Inc.    138,500                           3,131
    + Simon Property Group, Inc.    134,000                                4,576
                                                                     -----------
                                                                          19,986

      RETAIL  7.5%
      --------------------------------------------------------------------------
      Albertson's, Inc.    298,510                                         6,660
    o AutoZone, Inc.    77,077                                             6,611
    o Bed, Bath & Beyond, Inc.    213,687                                  7,577
    o Best Buy Co., Inc.    238,472                                        4,915
    o Big Lots, Inc.    87,567                                             1,454
      Circuit City Stores, Inc.-Circuit City Group    158,574              1,571
    o Costco Wholesale Corp.    333,933                                   11,330
      CVS Corp.    290,727                                                 8,062
      Dillards, Inc., Class A    62,888                                    1,037
      Dollar General Corp.    248,824                                      3,474
      Family Dollar Stores, Inc.    128,990                                3,972
    o Federated Department Stores, Inc.    148,146                         4,548
      The Gap, Inc.    638,636                                             7,517
      Home Depot, Inc.    1,729,611                                       49,951
      J.C. Penney Co., Inc. Holding Co.    198,906                         3,789
    o Kohl's Corp.    246,971                                             14,435
    o Kroger Co.    582,885                                                8,650
      The Limited Brands    385,598                                        6,042
      Lowe's Cos., Inc.    572,019                                        23,870
      May Department Stores Co.     213,401                                4,983
      Nordstrom, Inc.    100,076                                           1,994
    o Office Depot, Inc.    227,133                                        3,268
    o RadioShack Corp.    127,808                                          2,671
    o Safeway, Inc.    345,177                                             7,974
      Sears, Roebuck & Co.    231,260                                      6,073
    o Staples, Inc.    345,042                                             5,321
      Target Corp.    666,115                                             20,063
      Tiffany & Co.    109,553                                             2,868
      TJX Cos., Inc.    399,766                                            8,203
    o Toys `R' Us, Inc.    160,316                                         1,602
 =(3) Wal-Mart Stores, Inc.    3,265,941                                 174,891
      Walgreen Co.    752,444                                             25,395
      Winn-Dixie Stores, Inc.    105,395                                   1,583
    o Yum! Brands, Inc.    218,498                                         4,923
                                                                     -----------
                                                                         447,277

      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    60,584                                 415
      Nucor Corp.    58,905                                                2,482
      United States Steel Corp.    75,446                                    969
      Worthington Industries, Inc.    61,657                               1,162
                                                                     -----------
                                                                           5,028

      TELEPHONE  4.4%
      --------------------------------------------------------------------------
      Alltel Corp.    228,668                                             11,367
      AT&T Corp.    2,825,700                                             36,847
    o AT&T Wireless Services, Inc.    1,989,732                           13,669
    o Avaya, Inc.    271,325                                                 543
      BellSouth Corp.    1,375,408                                        35,967
      CenturyTel, Inc.    105,133                                          2,978
    o Citizens Communications Co.    211,157                               1,757
    o Nextel Communications, Inc., Class A    675,271                      7,617
    o Qwest Communications International, Inc.    1,243,142                4,214
      SBC Communications, Inc.    2,441,433                               62,647
      Scientific-Atlanta, Inc.    119,399                                  1,458
      Sprint Corp. (FON Group)    660,855                                  8,208


See financial notes.

SCHWAB S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Sprint Corp. (PCS Group)    748,562                                  2,605
      Verizon Communications, Inc.    2,004,022                           75,672
                                                                     -----------
                                                                         265,549

      TOBACCO  1.2%
      --------------------------------------------------------------------------
      Philip Morris Cos., Inc.    1,551,265                               63,214
    + R.J. Reynolds Tobacco Holdings, Inc.    63,900                       2,591
      UST, Inc.    125,374                                                 3,835
                                                                     -----------
                                                                          69,640

      TRAVEL & RECREATION  0.5%
      --------------------------------------------------------------------------
      Brunswick Corp.    66,972                                            1,378
      Carnival Corp.    431,712                                           11,276
    o Harrah's Entertainment, Inc.    81,797                               3,435
      Hilton Hotels Corp.    278,497                                       3,426
      Marriott International, Inc., Class A    179,134                     5,541
    o Sabre Holdings Corp.    109,453                                      2,099
      Starwood Hotels & Resorts Worldwide, Inc.    145,921                 3,400
                                                                     -----------
                                                                          30,555

      TRUCKING & FREIGHT  0.9%
      --------------------------------------------------------------------------
      Paccar, Inc.    82,970                                               3,661
      Ryder Systems, Inc.    45,213                                        1,038
    + United Parcel Service, Inc., Class B    818,669                     49,128
                                                                     -----------
                                                                          53,827

      UTILITIES: ELECTRIC & GAS  2.6%
      --------------------------------------------------------------------------
    o AES Corp.    402,890                                                   713
      Allegheny Energy, Inc.    93,242                                       531
      Ameren Corp.    106,280                                              4,294
      American Electric Power Co., Inc.    248,185                         6,363
    o Calpine Corp.    283,341                                               567
      Centerpoint Energy, Inc.    226,615                                  1,604
      Cinergy Corp.    125,058                                             3,891
      CMS Energy Corp.    97,546                                             764
      Consolidated Edison, Inc.    155,670                                 6,627
      Constellation Energy Group, Inc.    120,786                          3,090
      Dominion Resources, Inc.    224,182                                 10,761
      DTE Energy Co.    122,383                                            5,518
      Duke Energy Corp.    651,712                                        13,354
      Dynegy, Inc., Class A    266,551                                       181
    o Edison International    242,577                                      2,438
      El Paso Corp.    429,325                                             3,327
      Entergy Corp.    162,608                                             7,169
      Exelon Corp.    233,896                                             11,788
      FirstEnergy Corp.    218,645                                         7,095
      FPL Group, Inc.    131,198                                           7,738
      KeySpan Corp.    102,565                                             3,747
      Kinder Morgan, Inc.    88,839                                        3,252
    o Mirant Corp.    300,463                                                643
      NICOR, Inc.    31,789                                                  987
      NiSource, Inc.    155,055                                            2,562
      Peoples Energy Corp.    27,820                                       1,011
    o PG&E Corp.    290,120                                                3,148
      Pinnacle West Capital Corp.    61,950                                1,766
      PPL Corp.    120,248                                                 4,162
      Progress Energy, Inc.    161,155                                     6,723
      Public Service Enterprise Group, Inc.    153,139                     4,387
      Sempra Energy    153,481                                             3,398
      Southern Co.    520,855                                             15,468
      Teco Energy, Inc.    117,269                                         1,736
      TXU Corp.    206,550                                                 2,964
      Williams Cos., Inc.    390,973                                         735
      XCEL Energy, Inc.    294,875                                         3,067
                                                                     -----------
                                                                         157,569

      SHORT TERM INVESTMENT
      0.0% of investments

      Provident Institutional TempFund    677,539                            678

      SECURITY                                        FACE VALUE
       RATE, MATURITY DATE                            ($ x 1,000)

      U.S. TREASURY OBLIGATION
      0.0% of investments

    = U.S. Treasury Bill
         1.62%, 12/19/02                                      490            489

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value
   (including $338,109 of securities on loan)                      $ 6,000,686 a
Collateral held for securities on loan                                 348,774
Receivables:
   Fund shares sold                                                      4,579
   Interest                                                                  4
   Dividends                                                             7,306
   Investments sold                                                     12,255
   Income from lending securities                                           67
Prepaid expenses                                                +           58
                                                                ---------------
TOTAL ASSETS                                                         6,373,729

LIABILITIES
-------------------------------------------------------------------------------
Collateral held for securities on loan                                 348,774
Payables:
   Fund shares redeemed                                                 14,690
   Interest expense                                                          6
   Due to broker for futures                                                28
   Investment adviser and administrator fees                                64
   Transfer agent and shareholder service fees                              43
Accrued expenses                                                +          761
                                                                ---------------
TOTAL LIABILITIES                                                      364,366

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         6,373,729
TOTAL LIABILITIES                                               -      364,366
                                                                ---------------
NET ASSETS                                                         $ 6,009,363

NET ASSETS BY SOURCE
Capital received from investors                                      7,547,463
Net investment income not yet distributed                               75,065
Net realized capital losses                                           (572,271)
Net unrealized capital losses                                       (1,040,894) b

NET ASSET VALUE (NAV)

                                                 SHARES
SHARE CLASS                NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares            $2,759,947           200,176       $13.79
Select Shares(R)           $3,028,976           218,994       $13.83
e.Shares(R)                $  220,440            15,984       $13.79

a The fund paid $7,041,596 for these securities. Not counting short-term obligations and government securities, the fund paid $888,200 for securities during the report period and received $563,945 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had twenty-six open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $5,755 and unrealized gains of $16.


FEDERAL TAX DATA
-------------------------------------------------

PORTFOLIO COST                         $7,135,362
NET UNREALIZED GAINS AND LOSSES:
Gains                                  $  925,399
Losses                             +   (2,060,075)
                                   ---------------
                                      ($1,134,676)
UNDISTRIBUTED EARNINGS:
Ordinary income                        $   75,064
Long-term capital gains                $      --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
  2008                                 $   26,504
  2009                                     50,224
  2010                             +      401,760
                                   ---------------
                                       $  478,488


See financial notes.

SCHWAB S&P 500 FUND -- Financials


Statement of
OPERATIONS

For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                          $  108,699 a
Interest                                                                  191
Lending of securities                                           +       1,391
                                                                --------------
TOTAL INVESTMENT INCOME                                               110,281

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                              (349,167)
Net realized losses on futures contracts                        +      (1,065)
                                                                --------------
NET REALIZED LOSSES                                                  (350,232)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                 (899,169)
Net unrealized gains on futures contracts                       +          43
                                                                --------------
NET UNREALIZED LOSSES                                                (899,126)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                              12,163 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      7,926 c
   Select Shares(R)                                                     3,614 c
   e.Shares(R)                                                            282 c
Trustees' fees                                                             71 d
Custodian fees                                                            248
Portfolio accounting fees                                               1,031
Professional fees                                                          66
Registration fees                                                         144
Shareholder reports                                                       817
Interest expense                                                           37
Other expenses                                                  +         177
                                                                --------------
Total expenses                                                         26,576
Expense reduction                                               -       7,782 e
                                                                --------------
NET EXPENSES                                                           18,794

DECREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               110,281
NET EXPENSES                                                    -      18,794
                                                                --------------
NET INVESTMENT INCOME                                                  91,487
NET REALIZED LOSSES                                                  (350,232) f
NET UNREALIZED LOSSES                                           +    (899,126) f
                                                                --------------
DECREASE IN NET ASSETS FROM OPERATIONS                            ($1,157,871)

a An additional $336 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $1,992 from the investment adviser (CSIM) and $5,790 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2003, as follows:

                          % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares             0.35
  Select Shares               0.19
  e.Shares                    0.28

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $1,249,358.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/01-10/31/02    11/1/00-10/31/01
Net Investment income                           $    91,487         $    79,056
Net realized losses                                (350,232)            (96,026)
Net unrealized losses                      +       (899,126)         (2,208,715)
                                           -------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS           (1,157,871)         (2,225,685)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      33,227              28,046
Select Shares(R)                                     44,304              40,379
e.Shares(R)                                +          3,401               3,970
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      $    80,932         $    72,395 a b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/01-10/31/02           11/1/00-10/31/01
                             QUANTITY          VALUE    QUANTITY          VALUE

SHARES SOLD
Investor Shares                55,877    $   908,494      60,012    $ 1,132,100
Select Shares                  69,223      1,121,910      73,110      1,392,015 c
e.Shares                  +     5,190         83,737       5,524        104,227
                          ------------------------------------------------------
TOTAL SHARES SOLD             130,290    $ 2,114,141     138,646    $ 2,628,342

SHARES REINVESTED
Investor Shares                 1,850    $    31,991       1,337    $    26,988
Select Shares                   2,314         40,073       1,814         36,701
e.Shares                  +       178          3,074         177          3,581
                          ------------------------------------------------------
TOTAL SHARES REINVESTED         4,342    $    75,138       3,328    $    67,270

SHARES REDEEMED
Investor Shares               (44,191)   ($  692,759)    (38,049)   ($  712,059)
Select Shares                 (68,436)    (1,061,022)    (55,152)    (1,029,491)
e.Shares                  +    (7,834)      (123,864)     (7,133)      (134,542)
                          ------------------------------------------------------
TOTAL SHARES REDEEMED        (120,461)   ($1,877,645)   (100,334)   ($1,876,092) d

NET INCREASE                   14,171    $   311,634      41,640    $   819,520

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/01-10/31/02           11/1/00-10/31/01
                               SHARES     NET ASSETS      SHARES     NET ASSETS
Beginning of period           420,983    $ 6,936,532     379,343    $ 8,415,092
Total increase or
  decrease                +    14,171       (927,169)     41,640     (1,478,560) e
                          ------------------------------------------------------
END OF PERIOD                 435,154    $ 6,009,363     420,983    $ 6,936,532 f

  UNAUDITED
a For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary Income             $80,932
  Long-term capital gains     $    --

c Prior period amounts associated with a subscription in-kind. See Fund
  Operations.

d Dollar amounts are net of proceeds received from early withdrawal fees the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares       $423
  Select Shares          438
  e.Shares         +      28
                   ---------
  TOTAL                 $889

  PRIOR PERIOD
  Investor Shares       $152
  Select Shares          104
  e.Shares         +       4
                   ---------
  TOTAL                 $260

e Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


f Includes net investment income not yet distributed in the amount of $75,065 and $64,510 for the current period and the prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                  2.6%
  Growth Portfolio                      2.1%
  Balanced Portfolio                    1.4%
  Conservative Portfolio                0.7%


See financial notes.

         The fund's goal is to track the total return of the Schwab 1000 Index(R).

Schwab 1000 Fund(R)

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

TICKER SYMBOLS

Investor Shares: SNXFX
Select Shares(R): SNXSX

[GRAPHIC]

                         INVESTMENT STYLE 1
MARKET CAP 1           VALUE   BLEND   GROWTH
 LARGE                  / /     /X/      / /
 MEDIUM                 / /     / /      / /
 SMALL                  / /     / /      / /

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the Schwab 1000 Index down by over 13% during the 12-month report period. For the period, both share classes of the fund closely tracked the Schwab 1000 Index (the fund's benchmark), which does not incur trading and management costs.

EXPOSURE TO MID-CAP STOCKS HELPED THE SCHWAB 1000 INDEX OUTPERFORM THE LARGE-CAP PORTION OF THE MARKET AS MEASURED BY THE S&P 500(R) INDEX, ALTHOUGH BOTH INDICES HAD NEGATIVE RETURNS. The already hard-hit communications and technology sectors continued to suffer. Stock prices for these sectors were down 35.3% and 27.0%, respectively as represented in the Schwab 1000 Index. Lack of demand, competitive pricing pressures and liquidity concerns continued to hamper many companies in those sectors. With consumer demand being resilient for most of the period, consumer cyclicals were down only 1.2%, benefiting from relative strength in home building, retail sales, and automobile manufacturing. The best-performing sector was transportation, although its performance was still negative, and because it is a small sector its relatively good performance had little effect on the fund's overall performance.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.


Schwab Equity Index Funds

PERFORMANCE: INVESTOR SHARES

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR GRAPH]

               INVESTOR SHARES 3     SCHWAB 1000 INDEX      PEER GROUP AVERAGE 4
1 YEAR            -13.87%                 -13.62%                 -14.99%
5 YEARS             0.80%                   1.10%                  -0.43%
10 YEARS            9.51%                   9.95%                   8.48%

                                  1 YEAR                               5 YEARS                               10 YEARS
                                  ------                               -------                               --------
TOTAL RETURNS       INVESTOR      SCHWAB      PEER GROUP  INVESTOR      SCHWAB      PEER GROUP  INVESTOR      SCHWAB      PEER GROUP
AFTER TAX 2         SHARES 3    1000 INDEX    AVERAGE 4   SHARES 3    1000 INDEX    AVERAGE 4   SHARES 3    1000 INDEX    AVERAGE 4
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
(still own shares)   -14.16%        --         -16.90%      0.49%         --          -2.19%      9.01%         --           6.18%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
(shares were sold)    -8.48%        --         -10.06%      0.52%         --          -0.58%      7.82%         --           6.35%
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

$24,800 INVESTOR SHARES 1
$25,821 SCHWAB 1000 INDEX
$25,666 S&P 500 INDEX

[LINE GRAPH]

                         Investor                              S&P
                          Shares          1000 Index           500
31-Oct-92                  10000             10000            10000
   Nov-92                  10393             10400            10340
   Dec-92                  10555             10565            10467
   Jan-93                  10644             10659            10555
   Feb-93                  10724             10739            10699
   Mar-93                  10980             11008            10924
   Apr-93                  10671             10697            10660
   May-93                  10980             11015            10946
   Jun-93                  11032             11072            10977
   Jul-93                  10988             11042            10934
   Aug-93                  11407             11470            11348
   Sep-93                  11372             11438            11261
   Oct-93                  11532             11608            11494
   Nov-93                  11372             11444            11384
   Dec-93                  11573             11647            11522
   Jan-94                  11925             12017            11914
   Feb-94                  11618             11715            11591
   Mar-94                  11105             11194            11086
   Apr-94                  11231             11328            11228
   May-94                  11366             11466            11412
   Jun-94                  11059             11159            11132
   Jul-94                  11414             11525            11497
   Aug-94                  11896             12025            11969
   Sep-94                  11624             11752            11675
   Oct-94                  11851             11981            11938
   Nov-94                  11424             11552            11504
   Dec-94                  11561             11703            11674
   Jan-95                  11855             12004            11976
   Feb-95                  12325             12496            12443
   Mar-95                  12647             12831            12810
   Apr-95                  12959             13156            13187
   May-95                  13428             13643            13714
   Jun-95                  13787             14018            14033
   Jul-95                  14310             14546            14499
   Aug-95                  14421             14660            14535
   Sep-95                  14990             15259            15148
   Oct-95                  14917             15183            15094
   Nov-95                  15561             15853            15756
   Dec-95                  15792             16089            16060
   Jan-96                  16257             16578            16606
   Feb-96                  16500             16825            16761
   Mar-96                  16648             16988            16922
   Apr-96                  16928             17277            17170
   May-96                  17329             17695            17613
   Jun-96                  17282             17667            17680
   Jul-96                  16461             16829            16899
   Aug-96                  16909             17282            17255
   Sep-96                  17851             18250            18227
   Oct-96                  18215             18618            18730
   Nov-96                  19530             19968            20146
   Dec-96                  19198             19643            19747
   Jan-97                  20302             20780            20981
   Feb-97                  20377             20853            21145
   Mar-97                  19470             19944            20276
   Apr-97                  20518             20997            21486
   May-97                  21821             22353            22795
   Jun-97                  22726             23299            23816
   Jul-97                  24567             25179            25712
   Aug-97                  23388             23990            24272
   Sep-97                  24644             25279            25602
   Oct-97                  23833             24449            24747
   Nov-97                  24834             25491            25893
   Dec-97                  25328             26001            26338
   Jan-98                  25511             26201            26631
   Feb-98                  27388             28156            28551
   Mar-98                  28780             29614            30012
   Apr-98                  29076             29937            30315
   May-98                  28436             29284            29794
   Jun-98                  29579             30459            31004
   Jul-98                  29168             30032            30675
   Aug-98                  24811             25548            26239
   Sep-98                  26413             27219            27921
   Oct-98                  28511             29418            30191
   Nov-98                  30284             31254            32021
   Dec-98                  32204             33233            33865
   Jan-99                  33424             34495            35281
   Feb-99                  32301             33374            34184
   Mar-99                  33600             34703            35551
   Apr-99                  34964             36136            36927
   May-99                  34156             35312            36055
   Jun-99                  35857             37099            38057
   Jul-99                  34714             35915            36869
   Aug-99                  34377             35621            36688
   Sep-99                  33462             34563            35683
   Oct-99                  35674             36896            37942
   Nov-99                  36538             37756            38712
   Dec-99                  38967             40285            40992
   Jan-00                  37140             38408            38935
   Feb-00                  37151             38458            38199
   Mar-00                  40364             41804            41934
   Apr-00                  38847             40232            40672
   May-00                  37829             39186            39838
   Jun-00                  38847             40259            40822
   Jul-00                  38275             39643            40186
   Aug-00                  40867             42339            42681
   Sep-00                  38979             40383            40428
   Oct-00                  38651             40060            40258
   Nov-00                  35350             36643            37086
   Dec-00                  35768             37068            37267
   Jan-01                  36984             38302            38590
   Feb-01                  33555             34756            35071
   Mar-01                  31267             32392            32847
   Apr-01                  33818             35052            35400
   May-01                  34031             35283            35637
   Jun-01                  33283             34514            34771
   Jul-01                  32833             34062            34430
   Aug-01                  30738             31902            32275
   Sep-01                  28160             29229            29667
   Oct-01                  28793             29895            30234
   Nov-01                  30993             32185            32552
   Dec-01                  31380             32597            32839
   Jan-02                  31016             32225            32359
   Feb-02                  30418             31613            31735
   Mar-02                  31634             32890            32928
   Apr-02                  29917             31111            30933
   May-02                  29632             30819            30704
   Jun-02                  27490             28593            28518
   Jul-02                  25428             26452            26296
   Aug-02                  25586             26624            26467
   Sep-02                  22925             23858            23590
31-Oct-02                  24800             25821            25666

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one-, five- and ten-year periods was 1,309, 629 and 185, respectively. These funds may or may not use tax-efficient strategies.

SCHWAB 1000 FUND(R)

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR GRAPH]

                  SELECT SHARES 3     SCHWAB 1000 INDEX     PEER GROUP AVERAGE 4
1 YEAR               -13.77%              -13.62%                 -14.99%
5 YEARS                0.93%                1.10%                  -0.43%
SINCE INCEPTION:
5/19/97                2.90%                3.09%                    n/a

                                  1 YEAR                               5 YEARS                           SINCE INCEPTION
                                  ------                               -------                           ---------------
TOTAL RETURNS        SELECT       SCHWAB      PEER GROUP   SELECT       SCHWAB      PEER GROUP   SELECT       SCHWAB      PEER GROUP
AFTER TAX 2         SHARES 3    1000 INDEX    AVERAGE 4   SHARES 3    1000 INDEX    AVERAGE 4   SHARES 3    1000 INDEX    AVERAGE 4
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
(still own shares)   -14.09%        --         -16.90%      0.56%         --          -2.19%      2.55%         --             --
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
(shares were sold)    -8.41%        --         -10.06%      0.60%         --          -0.58%      2.20%         --             --
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

$58,420 SELECT SHARES 3
$58,995 SCHWAB 1000 INDEX
$57,342 S&P 500 INDEX

[LINE GRAPH]

                   SNXSX           Schwab 1000 Index         S&P 500 Index
19-May-97         50000                  50000                  50000
   May-97         51040                  51064                  50930
   Jun-97         53180                  53222                  53212
   Jul-97         57490                  57518                  57442
   Aug-97         54750                  54801                  54225
   Sep-97         57685                  57746                  57191
   Oct-97         55785                  55851                  55281
   Nov-97         58150                  58233                  57841
   Dec-97         59325                  59398                  58836
   Jan-98         59725                  59855                  59489
   Feb-98         64145                  64318                  63778
   Mar-98         67405                  67648                  67043
   Apr-98         68100                  68387                  67720
   May-98         66625                  66893                  66556
   Jun-98         69305                  69578                  69258
   Jul-98         68345                  68606                  68524
   Aug-98         58140                  58362                  58629
   Sep-98         61915                  62179                  62387
   Oct-98         66825                  67206                  67459
   Nov-98         71000                  71400                  71547
   Dec-98         75505                  75922                  75668
   Jan-99         78385                  78805                  78831
   Feb-99         75750                  76244                  76379
   Mar-99         78795                  79282                  79434
   Apr-99         82015                  82553                  82509
   May-99         80120                  80671                  80561
   Jun-99         84110                  84753                  85033
   Jul-99         81450                  82052                  82380
   Aug-99         80665                  81380                  81968
   Sep-99         78545                  78960                  79721
   Oct-99         83725                  84287                  84767
   Nov-99         85755                  86255                  86491
   Dec-99         91470                  92034                  91585
   Jan-00         87180                  87747                  86987
   Feb-00         87225                  87861                  85341
   Mar-00         94765                  95504                  93687
   Apr-00         91200                  91917                  90867
   May-00         88835                  89525                  89004
   Jun-00         91220                  91977                  91203
   Jul-00         89905                  90566                  89780
   Aug-00         95990                  96722                  95356
   Sep-00         91585                  92255                  90322
   Oct-00         90810                  91519                  89942
   Nov-00         83065                  83717                  82855
   Dec-00         84050                  84689                  83261
   Jan-01         86935                  87511                  86217
   Feb-01         78875                  79404                  78354
   Mar-01         73515                  74002                  73386
   Apr-01         79515                  80081                  79088
   May-01         80020                  80608                  79618
   Jun-01         78280                  78847                  77683
   Jul-01         77225                  77815                  76922
   Aug-01         72325                  72879                  72107
   Sep-01         66255                  66771                  66280
   Oct-01         67745                  68296                  67546
   Nov-01         72920                  73526                  72727
   Dec-01         73845                  74470                  73367
   Jan-02         72990                  73622                  72296
   Feb-02         71600                  72223                  70901
   Mar-02         74445                  75140                  73567
   Apr-02         70445                  71078                  69108
   May-02         69775                  70413                  68597
   Jun-02         64710                  65326                  63713
   Jul-02         59875                  60436                  58750
   Aug-02         60245                  60827                  59132
   Sep-02         53980                  54506                  52704
31-Oct-02         58420                  58995                  57342

   All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one- and five-year periods was 1,309 and 629, respectively. These funds may or may not use tax-efficient strategies.


Schwab Equity Index Funds

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                                                % OF INVESTMENTS
------------------------------------------------------------------------
 (1)   MICROSOFT CORP.                                          3.2%
------------------------------------------------------------------------
 (2)   GENERAL ELECTRIC CO.                                     2.7%
------------------------------------------------------------------------
 (3)   WAL-MART STORES, INC.                                    2.6%
------------------------------------------------------------------------
 (4)   EXXON MOBIL CORP.                                        2.5%
------------------------------------------------------------------------
 (5)   PFIZER, INC.                                             2.1%
------------------------------------------------------------------------
 (6)   CITIGROUP, INC.                                          2.0%
------------------------------------------------------------------------
 (7)   JOHNSON & JOHNSON                                        1.9%
------------------------------------------------------------------------
 (8)   AMERICAN INTERNATIONAL GROUP, INC.                       1.8%
------------------------------------------------------------------------
 (9)   INTERNATIONAL BUSINESS MACHINES CORP.                    1.5%
------------------------------------------------------------------------
(10)   MERCK & CO., INC.                                        1.3%
------------------------------------------------------------------------
       TOTAL                                                    21.6%

STATISTICS as of 10/31/02

                                                          PEER GROUP
                                                FUND      AVERAGE 2
------------------------------------------------------------------------
NUMBER OF HOLDINGS                                987          224
------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)             $33,037      $34,493
------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                       24.7         24.3
------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                            4.2          4.0
------------------------------------------------------------------------
12-MONTH YIELD Investor Shares                   1.07%        0.49%
------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             9%          87%
------------------------------------------------------------------------
THREE-YEAR BETA                                  0.35         0.92
------------------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR CHART]

INVESTOR SHARES            0.46% 3
SELECT SHARES              0.35% 3
PEER GROUP AVERAGE         1.23% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the Schwab 1000 Index(R). As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

14.3%   DRUGS & MEDICINE
 9.2%   MISCELLANEOUS FINANCE
 8.6%   BUSINESS MACHINES
 7.8%   BANKS
 7.0%   RETAIL
 4.5%   ELECTRONICS
 4.5%   INSURANCE
 4.5%   PRODUCER GOODS
 4.1%   MEDIA
 4.0%   TELEPHONE
31.5%   OTHER

AS OF 10/31/01

[PIE CHART]

15.2%   DRUGS & MEDICINE
 9.3%   BUSINESS MACHINES
 8.1%   MISCELLANEOUS FINANCE
 6.6%   BANKS
 6.4%   RETAIL
 6.0%   ELECTRONICS
 5.5%   TELEPHONE
 5.0%   PRODUCER GOODS
 4.3%   INSURANCE
 4.3%   MEDIA
29.3%   OTHER

AS OF 10/31/97

[PIE CHART]

10.4%   DRUGS & MEDICINE
 8.8%   BANKS
 7.4%   BUSINESS MACHINES
 6.2%   ELECTRONICS
 5.8%   TELEPHONE
 5.3%   FOOD & AGRICULTURE
 5.3%   MISCELLANEOUS FINANCE
 5.2%   RETAIL
 5.0%   PRODUCER GOODS
 4.6%   INSURANCE
36.0%   OTHER

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses).

4  Source: Charles Schwab & Co., Inc.

SCHWAB 1000 FUND(R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                        11/1/01-       11/1/00-       11/1/99-       11/1/98-       11/1/97-
INVESTOR SHARES                                         10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     29.57          39.95          37.12          29.90          25.25
                                                       ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.31           0.26           0.26           0.26           0.27
   Net realized and unrealized gains or losses             (4.36)        (10.40)          2.83           7.21           4.64
                                                       ---------------------------------------------------------------------
   Total income or loss from investment operations         (4.05)        (10.14)          3.09           7.47           4.91
Less distributions:
   Dividends from net investment income                    (0.27)         (0.24)         (0.26)         (0.25)         (0.26)
                                                       ---------------------------------------------------------------------
Net asset value at end of period                           25.25          29.57          39.95          37.12          29.90
                                                       ---------------------------------------------------------------------
Total return (%)                                          (13.87)        (25.50)          8.34          25.12          19.63

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                       0.46           0.46           0.46 1         0.46           0.46
Expense reductions reflected in above ratio                 0.06           0.05           0.04           0.05           0.05
Ratio of net investment income to
   average net assets                                       1.04           0.78           0.63           0.78           1.02
Portfolio turnover rate                                        9              8              9              3              2
Net assets, end of period ($ x 1,000,000)                  3,223          3,852          5,083          4,925          3,657

1 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                                        11/1/01-       11/1/00-       11/1/99-       11/1/98-       11/1/97-
SELECT SHARES(R)                                        10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     29.58          39.98          37.16          29.93          25.26
                                                       ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.35           0.31           0.29           0.30           0.32
   Net realized and unrealized gains or losses             (4.36)        (10.41)          2.84           7.22           4.63
                                                       ---------------------------------------------------------------------
   Total income or loss from investment operations         (4.01)        (10.10)          3.13           7.52           4.95
Less distributions:
   Dividends from net investment income                    (0.31)         (0.30)         (0.31)         (0.29)         (0.28)
                                                       ---------------------------------------------------------------------
Net asset value at end of period                           25.26          29.58          39.98          37.16          29.93
                                                       ---------------------------------------------------------------------
Total return (%)                                          (13.77)        (25.40)          8.46          25.29          19.79

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                       0.35           0.35           0.35 1         0.35           0.35
Expense reductions reflected in above ratio                 0.02           0.01             --           0.02           0.04
Ratio of net investment income to
   average net assets                                       1.15           0.89           0.74           0.89           1.11
Portfolio turnover rate                                        9              8              9              3              2
Net assets, end of period ($ x 1,000,000)                  1,588          1,911          2,159          2,214          1,041

1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB 1000 FUND(R)- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

+  New holding (since 10/31/01)

o  Non-income producing security

= Collateral for open futures contracts

/ Issuer is affiliated with the fund's adviser

~ Security is valued at fair value (see Accounting policies)

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

  100.0%  COMMON STOCK
          Market Value: $4,807,669
          Cost: $3,946,845

    0.0%  U.S TREASURY OBLIGATION
          Market Value: $100
          Cost: $100

    0.0%  RIGHTS
          Market Value: $4
          Cost: $0

    0.0%  WARRANTS
          Market Value: $0
          Cost: $0
----------------------------------------
  100.0%  Total Investments
          Market Value: $4,807,773
          Cost: $3,946,945

                                                                      MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
COMMON STOCK  100.0% of investments
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  1.5%
Boeing Co.    441,082                                                    13,122
Crane Co.    32,050                                                         589
General Dynamics Corp.    103,700                                         8,206
Goodrich Corp.    54,692                                                    826
Lockheed Martin Corp.    239,084                                         13,843
Northrop Grumman Corp.    59,731                                          6,160
Raytheon Co.    210,800                                                   6,219
Rockwell Automation, Inc.    98,600                                       1,632
Rockwell Collins, Inc.    98,500                                          2,219
Textron, Inc.    72,300                                                   2,964
United Technologies Corp.    247,127                                     15,240
                                                                     -----------
                                                                         71,020

AIR TRANSPORTATION  0.3%
--------------------------------------------------------------------------------
o AMR Corp.    84,700                                                       400
o Continental Airlines, Inc., Class B 34,800                                221
  Delta Air Lines, Inc.    66,100                                           666
  FedEx Corp.    155,860                                                  8,290
o Northwest Airlines Corp., Class A    35,800                               245
  SkyWest, Inc.    30,500                                                   463
  Southwest Airlines Co.    406,925                                       5,941
                                                                    -----------
                                                                         16,226

  ALCOHOLIC BEVERAGES  0.6%
--------------------------------------------------------------------------------
    Adolph Coors Co., Class B    19,400                                   1,329
    Anheuser-Busch Cos., Inc.    456,600                                 24,090
    Brown-Forman Corp., Class B    33,200                                 2,400
o+  Constellation Brands, Inc., Class A    46,600                         1,180
                                                                     -----------
                                                                         28,999

     APPAREL 0.4%
--------------------------------------------------------------------------------
o   Abercrombie & Fitch Co.,
    Class A    53,400                                                       952
o   Coach, Inc.    46,664                                                 1,388
o   Foot Locker, Inc.    75,000                                             735
o   Jones Apparel Group, Inc.    67,300                                   2,331
    Liz Claiborne, Inc.    56,600                                         1,682
    Nike, Inc., Class B    140,600                                        6,635
o   Reebok International Ltd.    31,600                                     893
    Talbots, Inc.    32,300                                                 895
o   Timberland Co., Class A    20,900                                       664
    VF Corp.    56,000                                                    2,062
                                                                     -----------
                                                                         18,237

   AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
--------------------------------------------------------------------------------
+  ArvinMeritor, Inc.    35,700                                             541
o  Autonation, Inc.    171,700                                            1,822
+  BorgWarner, Inc.    14,200                                               639
o+ Copart, Inc.    48,000                                                   512
   Cummins, Inc.    22,200                                                 2532
   Dana Corp.    79,689                                                     797

See financial notes.

                                                                      MKT. VALUE
     Security and number of shares                                   ($ x 1,000)
     Danaher Corp.    80,200                                               4,639
     Delphi Corp.    299,600                                               2,085
     Donaldson Co., Inc.    23,700                                           748
     Eaton Corp.    36,700                                                 2,510
     Ford Motor Co.    956,970                                             8,096
     General Motors Corp.    293,734                                       9,767
  o  General Motors Corp., Class H    461,394                              4,545
     Genuine Parts Co.    92,875                                           2,743
     Goodyear Tire & Rubber Co.    87,500                                    621
     Harley-Davidson, Inc.    158,200                                      8,274
  o  Lear Corp.    34,500                                                  1,261
  o  Navistar International Corp.    31,900                                  715
  o  O'Reilly Automotive, Inc.    28,200                                     769
  +  Polaris Industries, Inc.    12,400                                      781
  o  SPX Corp.    38,200                                                   1,605
     TRW, Inc.    67,700                                                   3,608
 o+  United Rentals, Inc.    39,300                                          240
     Visteon Corp.    69,900                                                 461
                                                                     -----------
                                                                          58,311

    BANKS  8.0%
--------------------------------------------------------------------------------
   AmSouth Bancorp.    189,575                                             3,716
   Associated Banc-Corp.    38,825                                         1,303
   Bancorpsouth, Inc.    43,700                                              828
   Bank of America Corp.    786,322                                       54,885
   Bank of Hawaii Corp.    34,250                                          1,015
   Bank of New York Co., Inc.    381,800                                   9,927
   Bank One Corp.    616,493                                              23,778
   Banknorth Group, Inc.    78,000                                         1,807
   BB&T Corp.    254,600                                                   9,229
   Citizens Banking Corp.    24,400                                          582
   City National Corp.    25,800                                           1,167
   The Colonial BancGroup, Inc.    61,800                                    739
   Comerica, Inc.    91,874                                                4,011
   Commerce Bancorp, Inc. N.J.    35,100                                   1,611
   Commerce Bancshares, Inc.    35,189                                     1,464
   Compass Bancshares, Inc.    68,412                                      2,210
   Cullen/Frost Bankers, Inc.    27,600                                      956
 + Doral Financial Corp.    38,550                                         1,012
   Fifth Third Bancorp    303,930                                         19,300
 + First Midwest Bancorp., Inc.    26,200                                    728
   First Tennessee National Corp.    67,900                                2,518
   First Virginia Banks, Inc.     38,587                                   1,444
   FirstMerit Corp.    45,500                                              1,040
   FleetBoston Financial Corp.    552,315                                 12,919
   Fulton Financial Corp.    55,450                                        1,008
   Golden West Financial Corp.    80,800                                   5,580
   GreenPoint Financial Corp.    50,200                                    2,187
   Hibernia Corp., Class A    85,300                                       1,681
   Hudson City Bancorp., Inc.    102,600                                   1,913
 + Hudson United Bancorp.    24,800                                          755
   Huntington Bancshares, Inc.    127,235                                  2,406
 + Independence Community Bank    31,600                                     811
   J.P. Morgan Chase & Co.    1,047,690                                   21,740
   KeyCorp., Inc.    224,046                                               5,473
   M&T Bank Corp.    47,201                                                3,867
   Marshall & Ilsley Corp.    109,170                                      3,074
   Mellon Financial Corp.    230,388                                       6,518
   Mercantile Bankshares Corp.    37,475                                   1,459
   National City Corp.    320,900                                          8,706
   National Commerce Financial Corp.    109,150                            2,672
 + New York Community Bancorp., Inc.    55,500                             1,613
   North Fork Bancorp., Inc.    87,100                                     3,350
   Northern Trust Corp.    115,100                                         4,008
   Old National Bancorp.    33,012                                           786
 + Park National Corp.    7,500                                              671
   Peoples Bank-Bridgeport    33,000                                         812
   PNC Financial Services Group, Inc.    147,730                           6,007
 + Popular, Inc.    69,700                                                 2,258
   Provident Financial Group, Inc.    26,400                                 686
   Regions Financial Corp.    117,065                                      3,965
   Roslyn Bancorp., Inc.    47,150                                           781
   Sky Financial Group, Inc.    43,930                                       844
   SouthTrust Corp.    183,774                                             4,708
   State Street Corp.    170,500                                           7,054
   SunTrust Banks, Inc.    147,256                                         8,959
   Synovus Financial Corp.    156,162                                      3,200
   Transatlantic Holdings, Inc.    28,000                                  1,751
   Trustmark Corp.    34,300                                                 776
   U.S. Bancorp.    1,005,453                                             21,205
   Union Planters Corp.    105,300                                         2,976
   UnionBanCal Corp.    84,100                                             3,591
 + United Bankshares, Inc.    24,200                                         731
   Valley National Bancorp.    48,038                                      1,323
   Wachovia Corp.    720,620                                              25,070
   Wells Fargo & Co.    892,832                                           45,061

See financial notes.
                                                                              29

SCHWAB 1000 FUND (R) -- Financials

     PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE

     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     Westamerica Bancorp.    18,600                                          790
     Wilmington Trust Corp.    35,200                                      1,068
     Zions Bancorp.    47,200                                              1,898
                                                                     -----------
                                                                         383,981

     BUSINESS MACHINES & SOFTWARE  8.6%
--------------------------------------------------------------------------------
     o 3Com Corp.    186,450                                                 787
    o+ Activision, Inc.           34,000                                     697
    o+ Adaptec, Inc.    56,700                                               338
       Adobe Systems, Inc.    127,200                                      3,007
     o Apple Computer, Inc.    191,600                                     3,079
       Autodesk, Inc.    58,800                                              688
     o BMC Software, Inc.    126,700                                       2,019
     o Cisco Systems, Inc.    3,841,300                                   42,946
     o Compuware Corp.    199,400                                            967
     o Comverse Technology, Inc.  99,500                                     725
     o Dell Computer Corp.    1,362,200                                   38,972
       Diebold, Inc.    38,318                                             1,366
     o EMC Corp.    1,165,900                                              5,958
     + Fair, Isaac & Co., Inc.   28,350                                    1,091
     o Gateway, Inc.           173,700                                       521
       Hewlett-Packard Co.    1,601,140                                   25,298
     + IKON Office Solutions, Inc.    76,100                                 539
    o+ Ingram Micro, Inc., Class A   79,900                                1,145
     o Integrated Device Technology, Inc.    55,900                          552
   (9) International Business Machines
       Corp.    887,400                                                   70,051
     o Juniper Networks, Inc.    181,900                                   1,059
     o Lexmark International, Inc., Class A      66,200                    3,934
    o+ Maxtor Corp.    128,600                                               483
     o Microchip Technology, Inc.    106,500                               2,598
 =o(1) Microsoft Corp.    2,842,000                                      151,962
     o NCR Corp.    52,151                                                 1,160
     o Network Appliance, Inc.   181,100                                   1,625
     o Novell, Inc.    194,200                                               472
     o Novellus Systems, Inc.      76,900                                  2,430
     o Oracle Corp.    2,852,514                                          29,067
     o Palm, Inc.    15,228                                                  182
       Pitney Bowes, Inc.    124,000                                       4,160
     o Quantum Corp. - DLT & Storage System    83,400                        247
     o Rational Software Corp.   104,100                                     689
    >o Seagate Escrow Security    126,560                                     36
    o+ Storage Technology Corp.    56,200                                    994
     o Sun Microsystems, Inc.    1,710,900                                 5,066
     o Sybase, Inc.    53,000                                                679
     o Tech Data Corp.    29,600                                             946
    o+ The Titan Corp.    39,500                                             509
       Total System Services, Inc.    104,500                              1,418
     o Unisys Corp.    176,250                                             1,539
     o Xerox Corp.    382,650                                              2,541
                                                                     -----------
                                                                         414,542

     BUSINESS SERVICES  3.8%
--------------------------------------------------------------------------------
    o+ Advent Software, Inc.    18,200                                       257
     o Affiliated Computer Services, Inc., Class A    68,000               3,131
     o Allied Waste Industries, Inc.   105,665                               861
     o Apollo Group, Inc., Class A     90,350                              3,749
     o Ariba, Inc.    138,700                                                327
       Automatic Data Processing, Inc.    326,300                         13,878
     o BEA Systems, Inc.    220,000                                        1,780
     o BearingPoint, Inc.    84,100                                          656
     o Brocade Communications
       Systems, Inc.    125,800                                              864
    o+ Career Education Corp.    23,700                                      951
     o CDW Computer Centers, Inc.    43,900                                2,328
     o Cendant Corp.    547,048                                            6,291
     o Ceridian Corp.    78,500                                            1,082
     o Cerner Corp.    18,800                                                669
    o+ Certegy, Inc.    36,900                                               775
     o Checkfree Corp.    41,400                                             674
     o Choicepoint, Inc.    45,066                                         1,706
       Cintas Corp.    87,500                                              4,136
     o Citrix Systems, Inc.    91,900                                        694
       Computer Associates International, Inc.    303,579                  4,511
     o Computer Sciences Corp.    91,396                                   2,951
     o Concord EFS, Inc.    272,724                                        3,894
     o Convergys Corp.    92,300                                           1,373
    o+ Corporate Executive Board Co.    18,700                               621
     o CSG Systems International, Inc.    28,500                             367
       Deluxe Corp.    32,000                                              1,479
     o DeVry, Inc.    37,500                                                 532
     o DoubleClick, Inc.    71,800                                           503

See financial notes.

                                                                      MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                    ($ x 1,000)
o  DST Systems, Inc.    64,600                                            1,986
o  Dun & Bradstreet Corp.    38,700                                       1,414
o+ Earthlink, Inc.    77,500                                                474
o  eBay, Inc.    158,900                                                 10,049
   Electronic Data Systems Corp.    253,700                               3,821
o  Enterasys Networks, Inc.    104,000                                      126
   Equifax, Inc.   77,700                                                 1,831
o+ Exult, Inc.    55,300                                                    158
   First Data Corp.    397,104                                           13,875
o  Fiserv, Inc.    100,389                                                3,136
+  Global Payments, Inc.    19,600                                          554
o+ GTECH Holdings Corp.    31,000                                           806
   H&R Block, Inc.    94,900                                              4,212
o  i2 Technologies, Inc.    225,700                                         176
o+ Interactive Data Corp.    48,100                                         698
   Interpublic Group of Cos., Inc. 202,450                                2,423
o  Intuit, Inc.    110,200                                                5,722
o  Iron Mountain, Inc.    45,100                                          1,272
o  J.D. Edwards & Co.    64,900                                             770
   Jack Henry & Associates, Inc.   47,700                                   490
o  Jacobs Engineering Group, Inc.    28,800                                 872
o+ Keane, Inc.    40,500                                                    334
o  Lamar Advertising Co.    44,300                                        1,504
o  Macrovision Corp.    27,200                                              351
   Manpower, Inc.    40,800                                               1,391
o  Manugistics Group, Inc.    36,600                                        106
o  Mentor Graphics Corp.    24,600                                          234
o  Mercury Interactive Corp.    44,400                                    1,171
o  National Instruments Corp.    27,500                                     789
o  NETIQ Corp.    28,900                                                    408
o+ Network Associates, Inc.    77,800                                     1,236
   Omnicom Group, Inc.    99,200                                          5,717
o+ Overture Services, Inc.    30,800                                        848
o  Parametric Technology Corp.    140,800                                   325
   Paychex, Inc.    196,642                                               5,667
o  PeopleSoft, Inc.    166,900                                            3,021
o  Peregrine Systems, Inc.    102,600                                         9
o+ Perot Systems Corp., Class A    54,100                                   576
o  Pixar, Inc.    26,100                                                  1,332
o  Polycom, Inc.    52,300                                                  515
o  QLogic Corp.    49,700                                                 1,730
o+ Retek, Inc.    27,400                                                     90
   The Reynolds & Reynolds Co.,
   Class A    38,500                                                        911

                                                                     MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

o  Robert Half International, Inc. 94,100                                 1,571
   SEI Investments Co.    58,000                                          1,548
   The ServiceMaster Co.    160,500                                       1,645
o  Siebel Systems, Inc.    254,400                                        1,913
o+ SonicWALL, Inc.    35,500                                                 99
    Sonoco Products Co.    51,241                                         1,204
o  Sungard Data Systems, Inc.    149,800                                  3,321
o  Sycamore Networks, Inc.    146,800                                       367
o  Symantec Corp.    74,800                                               2,992
o  Synopsys, Inc.    41,000                                               1,552
o  Thermo Electron Corp.    87,884                                        1,616
o  TMP Worldwide, Inc.    59,300                                            918
o  VeriSign, Inc.    128,835                                              1,037
o  Veritas Software Corp.    215,679                                      3,289
   Viad Corp.    47,500                                                     922
o  Vignette Corp.    131,800                                                140
   Waste Management, Inc.    320,275                                      7,373
o  Wind River Systems, Inc.    41,700                                       151
o  Yahoo!, Inc.    315,300                                                4,704
                                                                    -----------
                                                                        180,532

    CHEMICAL  1.9%
-------------------------------------------------------------------------------
   3M Co.    203,900                                                     25,883
   Air Products & Chemicals, Inc. 118,400                                 5,233
   Cabot Corp.    33,700                                                    798
o+ Cabot Microelectronics Corp.    12,900                                   585
   Dow Chemical Co.    477,852                                           12,419
   E.I. du Pont de Nemours & Co.  520,089                                21,454
   Eastman Chemical Co.    41,425                                         1,505
   Ecolab, Inc.    68,600                                                 3,310
o  FMC Corp.    16,800                                                      514
   Lubrizol Corp.    27,500                                                 797
   Lyondell Chemical Co.    84,300                                        1,054
   OM Group, Inc.    16,000                                                 104
   PPG Industries, Inc.    86,800                                         4,082
   Praxair, Inc.     82,800                                               4,513
   Rohm & Haas Co.    114,714                                             3,816
+  RPM, Inc.    61,400                                                      925
   Sherwin-Williams Co.    79,300                                         2,169
   Sigma-Aldrich Corp.    39,400                                          1,803
   Solutia, Inc.               55,900                                       249
   Valhi, Inc.    61,600                                                    639
   Valspar Corp.    26,600                                                1,111
                                                                     -----------
                                                                          92,963

See financial notes.

Schwab 1000 Fund (R)- Financials

    PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     CONSTRUCTION  0.4%
--------------------------------------------------------------------------------
   Centex Corp.    32,600                                                 1,483
   Clayton Homes, Inc.    73,682                                            834
   D.R. Horton, Inc.             78,822                                   1,519
   Fluor Corp.    43,000                                                  1,017
   KB Home Corp.    27,000                                                1,274
   Lafarge North America, Inc.    36,400                                  1,079
   Lennar Corp.    34,300                                                 1,892
   Martin Marietta Materials, Inc.    26,100                                726
   Masco Corp.    258,500                                                 5,315
o  NVR, Inc.    4,100                                                     1,390
   Pulte Homes, Inc.    31,600                                            1,451
o  Toll Brothers, Inc.    37,400                                            766
   Vulcan Materials Co.    54,400                                         1,826
                                                                    -----------
                                                                         20,572

    CONSUMER: DURABLE  0.3%
-------------------------------------------------------------------------------
   Black & Decker Corp.    42,800                                         2,001
o  Energizer Holdings, Inc.    45,800                                     1,367
   Ethan Allen Interiors, Inc.    20,800                                    667
o+ Furniture Brands International,
   Inc.    29,300                                                           662
   Hillenbrand Industries, Inc.    33,500                                 1,742
+  La-Z-Boy, Inc.    32,600                                                 776
   Leggett & Platt, Inc.    104,700                                       2,183
   Maytag Corp.    41,150                                                 1,062
o  Mohawk Industries, Inc.    32,939                                      1,764
   Whirlpool Corp.    36,400                                              1,696
                                                                    -----------
                                                                         13,920

    CONSUMER: NONDURABLE  1.1%
-------------------------------------------------------------------------------
+  Applebee's International, Inc.    29,850                                 710
o  Brinker International, Inc.     52,700                                 1,496
o  Catalina Marketing Corp.    29,600                                       573
+  CBRL Group, Inc.    29,600                                               694
o  The Cheesecake Factory    26,050                                         883
o  Cytyc Corp.    66,300                                                    693
   Darden Restaurants, Inc.    90,500                                     1,718
o  Electronic Arts, Inc.    73,500                                        4,786
   Fastenal Co.    40,800                                                 1,385
   Fortune Brands, Inc.       79,700                                      3,990
   Hasbro, Inc.    92,687                                                   947
o  International Game Technology    43,600                                3,279
   International Speedway Corp., Class A    28,600                        1,114
+  Lancaster Colony Corp.    19,900                                         904
   Mattel, Inc.    231,420                                                4,249
   McDonald's Corp.    672,500                                           12,179
   Newell Rubbermaid, Inc.    139,109                                     4,510
o  Outback Steakhouse, Inc.    41,075                                     1,399
+  Ruby Tuesday, Inc.    34,100                                             595
o+ Service Corp. International    156,400                                   493
o  Starbucks Corp.    204,400                                             4,873
   Wendy's International, Inc.    59,100                                  1,872
                                                                    -----------
                                                                         53,342

    CONTAINERS  0.1%
-------------------------------------------------------------------------------
   Ball Corp.    29,400                                                   1,424
   Bemis Co.    28,400                                                    1,479
o+ Owens-Illinois, Inc.    78,600                                           943
o  Pactiv Corp.    85,400                                                 1,694
o  Sealed Air Corp.    44,899                                               688
                                                                    -----------
                                                                          6,228

    ELECTRONICS  4.5%
-------------------------------------------------------------------------------
o  Acxiom Corp.    46,600                                                   587
o  ADC Telecommunications, Inc.    423,300                                  669
o  Adelphia Communications Corp., Class A    75,707                          10
o  Advanced Fibre Communications, Inc.    44,000                            712
o  Advanced Micro Devices, Inc.    157,200                                  965
o  Agere Systems, Inc., Class B    497,132                                  462
o  Agilent Technologies, Inc.    243,700                                  3,351
o+ Alliant Techsystems, Inc.    19,800                                    1,191
o  Altera Corp.    205,000                                                2,403
o  American Power Conversion Corp.    104,900                             1,355
o+ Amkor Technology, Inc.    90,100                                         317
o  Amphenol Corp., Class A    22,700                                        874
o  Analog Devices, Inc.    193,500                                        5,186
o  Andrew Corp.    53,912                                                   464
   Applied Biosystems Group - Applera Corp.    112,900                    2,284
o  Applied Materials, Inc.    865,300                                    13,005
o  Applied Micro Circuits Corp.    160,000                                  624
o  Arrow Electronics, Inc.    53,500                                        702



See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

    o Atmel Corp.    249,600                                                 417
      Avnet, Inc.    63,300                                                  589
      AVX Corp.    93,600                                                    882
   o+ Axcelis Technologies, Inc.    52,300                                   281
    o Broadcom Corp., Class A    144,200                                   1,728
    o Cadence Design Systems, Inc.    140,550                              1,424
    o CIENA Corp.    235,100                                                 865
    o Cree, Inc.    38,800                                                   669
    o Cypress Semiconductor Corp.    64,500                                  362
    o Emulex Corp.    43,500                                                 781
    o Fairchild Semiconductor International, Inc., Class A  62,000           738
    o Finisar Corp.    105,100                                                79
    o Fisher Scientific International    29,000                              829
    o Gentex Corp.    40,300                                               1,188
    o GlobespanVirata, Inc.    74,900                                        208
    + Harman International Industries, Inc.  17,200                          963
      Harris Corp.    35,500                                                 936
   o+ Hearst-Argyle Television, Inc.    49,300                             1,227
   o+ Integrated Circuit Systems, Inc.    35,500                             726
      Intel Corp.    3,502,000                                            60,585
    o International Rectifier Corp.    34,000                                587
    o Internet Security Systems    25,700                                    474
   o+ Intersil Corp., Class A    74,500                                    1,266
      ITT Industries, Inc.    47,900                                       3,113
    o Jabil Circuit, Inc.    105,500                                       1,628
    o JDS Uniphase Corp.    738,955                                        1,663
    o Kemet Corp.    46,000                                                  403
    o KLA-Tencor Corp.    99,400                                           3,540
    o L-3 Communications Holdings, Inc.    50,200                          2,359
    o Lam Research Corp.    67,300                                           847
    o Lattice Semiconductor Corp.    58,700                                  397
      Linear Technology Corp.    165,800                                   4,583
    o LSI Logic Corp.    200,500                                           1,183
    o Lucent Technologies, Inc.    1,830,569                               2,252
    o Maxim Integrated Products, Inc.    168,829                           5,375
   o+ McData Corp., Class A    60,300                                        397
    o Micrel, Inc.    49,800                                                 411
    o Micron Technology, Inc.    317,200                                   5,075
      Molex, Inc.    101,421                                               2,679
      Moody's Corp.    79,700                                              3,754
      Motorola, Inc.    1,207,586                                         11,074
    o National Semiconductor Corp.    94,400                               1,254
    o Nvidia Corp.    81,100                                                 965
      PerkinElmer, Inc.    66,100                                            460
    o Qualcomm, Inc.    407,600                                           14,070
    o RF Micro Devices, Inc.    89,400                                       759
    o Riverstone Networks, Inc.    65,370                                     73
    o Sanmina-SCI Corp.    283,352                                           873
    o Semtech Corp.    37,800                                                534
    o Solectron Corp.    445,800                                           1,003
      Symbol Technologies, Inc.    122,470                                 1,059
    o Tektronix, Inc.    49,400                                              873
    o Tellabs, Inc.    219,800                                             1,688
    o Teradyne, Inc.    100,500                                            1,217
      Texas Instruments, Inc.    910,155                                  14,435
    o Triquint Semiconductor, Inc.    69,911                                 353
    o Univision Communications, Inc., Class A 122,200                      3,166
    o Vishay Intertechnology, Inc.    85,450                                 880
    o Vitesse Semiconductor Corp.    109,400                                 193
    o Waters Corp.    70,200                                               1,768
    o WebMD Corp.    157,400                                                 993
    o Western Wireless Corp., Class A    38,500                              133
    o Xilinx, Inc.    177,900                                              3,378
                                                                     -----------
                                                                         213,825
      ENERGY: RAW MATERIALS  1.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    129,380                                  5,762
      Apache Corp.    73,500                                               3,973
      Baker Hughes, Inc.    176,620                                        5,131
    o BJ Services Co.    80,900                                            2,454
      Burlington Resources, Inc.    104,167                                4,292
    o Cooper Cameron Corp.    29,000                                       1,352
      Devon Energy Corp.    81,025                                         4,092
      ENSCO International, Inc.    79,200                                  2,141
      EOG Resources, Inc.    62,000                                        2,296
   o+ Forest Oil Corp.    25,100                                             626
    o Grant Prideco, Inc.    58,700                                          567
      Halliburton Co.    229,360                                           3,711
      Helmerich & Payne, Inc.    27,200                                      770
    + Massey Energy Co.    39,900                                            305
    o Nabors Industries Ltd.    75,600                                     2,644
    o Noble Corp.    70,900                                                2,291
      Noble Energy, Inc.    30,400                                         1,106
      Occidental Petroleum Corp.    196,800                                5,615


                                                            See financial notes.

SCHWAB 1000 FUND(R) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

    o Patterson-UTI Energy, Inc.    41,000                                 1,186
    o Pride International, Inc.    71,200                                    988
      Rowan Cos., Inc.    50,300                                           1,026
    o Smith International, Inc.    53,000                                  1,657
      Tidewater, Inc.    32,500                                              915
      Valero Energy Corp.    54,888                                        1,933
    o Varco International, Inc.    51,500                                    847
    o Weatherford International Ltd.    66,330                             2,656
      XTO Energy, Inc.    66,350                                           1,596
                                                                     -----------
                                                                          61,932
      FOOD & AGRICULTURE  4.2%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    342,036                                4,658
      Campbell Soup Co.    215,600                                         4,545
      Coca-Cola Co.    1,302,300                                          60,531
      Coca-Cola Enterprises, Inc.    234,900                               5,600
      Conagra Foods, Inc.    283,959                                       6,886
    o Dean Foods Co.    46,600                                             1,747
    + Dole Food Co., Inc.    30,000                                          881
    + Dreyer's Grand Ice Cream, Inc.    18,500                             1,307
      General Mills, Inc.    191,350                                       7,907
      H.J. Heinz Co.    183,600                                            5,905
      Hershey Foods Corp.    72,100                                        4,692
      Hormel Foods Corp.    74,500                                         1,803
      IMC Global, Inc.    61,660                                             678
      Kellogg Co.    213,800                                               6,812
   o+ Krispy Kreme Doughnuts, Inc.    29,100                                 998
      McCormick & Co., Inc.    74,200                                      1,650
      Monsanto Co.    138,848                                              2,295
      The Pepsi Bottling Group, Inc.    148,700                            4,007
      PepsiAmericas, Inc.    83,600                                        1,283
      PepsiCo, Inc.    930,560                                            41,038
   o+ Performance Food Group Co.    23,500                                   874
      Sara Lee Corp.    412,100                                            9,408
   o+ The Scotts Co., Class A    15,500                                      738
    o Smithfield Foods, Inc.    59,900                                       931
      Supervalu, Inc.    71,500                                            1,201
      Sysco Corp.    347,300                                              11,002
      Tootsie Roll Industries, Inc.    27,923                                881
      Tyson Foods, Inc., Class A    187,882                                2,080
    o Whole Foods Market, Inc.    29,000                                   1,353
      Wm. Wrigley Jr. Co.    117,300                                       6,190
                                                                     -----------
                                                                         199,881
      GOLD  0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.
      Holding Co.    208,338                                               5,150


      HEALTHCARE / DRUGS & MEDICINE  14.4%
      --------------------------------------------------------------------------
      Abbott Laboratories    819,400                                      34,308
    o Abgenix, Inc.    46,300                                                315
    + AdvancePCS Corp.    49,400                                           1,240
    o Affymetrix, Inc.    31,100                                             812
    o Alkermes, Inc.    34,300                                               316
      Allergan, Inc.    66,900                                             3,643
      AmerisourceBergen Corp.    54,195                                    3,856
    o Amgen, Inc.    670,740                                              31,230
    o Andrx Corp.    37,700                                                  582
    o Apogent Technologies, Inc.    56,700                                 1,031
    o Apria Healthcare Group, Inc.    29,300                                 715
    o Barr Laboratories, Inc.    22,800                                    1,341
      Bausch & Lomb, Inc.    28,800                                          896
      Baxter International, Inc.    317,600                                7,946
      Beckman Coulter, Inc.    32,700                                        911
      Becton, Dickinson & Co.    135,600                                   4,002
    o Biogen, Inc.    79,300                                               2,909
      Biomet, Inc.    137,600                                              4,054
    o Boston Scientific Corp.    213,342                                   8,028
      Bristol-Myers Squibb Co.    1,016,800                               25,023
      C.R. Bard, Inc.    27,400                                            1,532
      Cardinal Health, Inc.    237,656                                    16,448
    o Caremark Rx, Inc.    124,500                                         2,204
    o Celera Genomics Group - Applera Corp.    36,300                        299
    o Celgene Corp.    40,500                                                897
    o Cephalon, Inc.    27,200                                             1,367
   o+ Charles River Laboratories International, Inc.    23,700               871
    o Chiron Corp.    97,912                                               3,868
   o+ Community Health Systems, Inc.    53,400                             1,255
   o+ Covance, Inc.    31,900                                                711
    o Coventry Health Care, Inc.    31,700                                 1,061
   o+ CV Therapeutics, Inc.    10,500                                        252
    o DaVita, Inc.    33,800                                                 810
      Dentsply International, Inc.    41,850                               1,545
   o+ Edwards Lifesciences Corp.    31,800                                   817
      Eli Lilly & Co.    582,068                                          32,305


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

    o Enzon, Inc.    23,000                                                  446
    o Express Scripts, Inc., Class A    39,000                             2,120
    o First Health Group Corp.    53,400                                   1,387
    o Forest Laboratories, Inc., Class A    94,900                         9,299
    o Genzyme Corp. - General Division    114,200                          3,180
    o Gilead Sciences, Inc.    103,000                                     3,578
    o Guidant Corp.    159,272                                             4,710
      HCA, Inc.    272,172                                                11,837
    o Health Management Associates, Inc., Class A    124,528               2,381
    o Health Net, Inc.    66,300                                           1,551
    o HealthSouth Corp.    209,200                                           910
    o Henry Schein, Inc.    22,900                                         1,149
    o Human Genome Sciences, Inc.    68,600                                  670
    o Humana, Inc.    90,500                                               1,102
      ICN Pharmaceuticals, Inc.    43,774                                    365
    o ICOS Corp.    22,700                                                   561
    o Idec Pharmaceuticals Corp.    78,300                                 3,603
    o ImClone Systems, Inc.    21,084                                        151
      IMS Health, Inc.    149,100                                          2,242
    o Incyte Genomics, Inc.    35,600                                        176
   o+ InterMune, Inc.    8,300                                               305
    o Invitrogen Corp.    28,400                                             792
    o IVAX Corp.    105,825                                                1,328
  (7) Johnson & Johnson    1,562,120                                      91,775
    o King Pharmaceuticals, Inc.    128,066                                1,966
    o Laboratory Corp. of America Holdings, Inc.    75,300                 1,815
   o+ LifePoint Hospitals, Inc.    21,100                                    661
    o Lincare Holdings, Inc.    54,300                                     1,850
    o Manor Care, Inc.    51,400                                           1,016
      McKesson Corp.    153,328                                            4,571
    o Medarex, Inc.    39,100                                                155
    o Medicis Pharmaceutical Corp., Class A    12,800                        587
    o Medimmune, Inc.    132,750                                           3,392
      Medtronic, Inc.    635,000                                          28,448
 (10) Merck & Co., Inc.    1,181,208                                      64,069
    o Millennium Pharmaceuticals, Inc.    152,520                          1,135
      Mylan Laboratories, Inc.    67,350                                   2,119
   o+ Neurocrine Biosciences, Inc.    16,000                                 718
      Omnicare, Inc.    50,100                                             1,089
    o Orthodontic Centers of America, Inc. 26,800                            256
    o OSI Pharmaceuticals, Inc.    18,900                                    327
    o Oxford Health Plans, Inc.    45,800                                  1,629
    o Patterson Dental Co.    36,300                                       1,870
  (5) Pfizer, Inc.    3,249,652                                          103,241
   o+ Pharmaceutical Product Development, Inc.    27,900                     764
      Pharmacia Corp.    676,800                                          29,102
    o Priority Healthcare Corp., Class B    24,400                           593
    o Protein Design Labs, Inc.    47,200                                    392
    o Quest Diagnostic, Inc.    49,800                                     3,179
    o Quintiles Transnational Corp.    64,160                                690
   o+ Renal Care Group, Inc.    26,400                                       836
    o ResMed, Inc.    17,200                                                 581
      Schering-Plough Corp.    769,700                                    16,433
    o Sepracor, Inc.    41,800                                               364
   o+ SICOR, Inc.    61,300                                                  913
    o St. Jude Medical, Inc.    93,500                                     3,330
   o+ Steris Corp.    37,200                                                 987
    o Stryker Corp.    101,400                                             6,398
   o+ Techne Corp.    22,300                                                 736
      Tenet Healthcare Corp.    257,359                                    7,399
   o+ Transkaryotic Therapies, Inc.    18,400                                214
   o+ Triad Hospitals, Inc.    38,700                                      1,413
      UnitedHealth Group, Inc.    159,100                                 14,470
    o Universal Health Services, Class B    32,300                         1,566
    o Varian Medical Systems, Inc.    36,200                               1,746
    o Vertex Pharmaceuticals, Inc.    40,200                                 788
    o Watson Pharmaceuticals, Inc.    57,100                               1,570
    o WellPoint Health Networks, Inc.    76,950                            5,787
      Wyeth    694,500                                                    23,266
   o+ Zimmer Holdings, Inc.    100,400                                     4,138
                                                                     -----------
                                                                         693,587

      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    30,500                                1,574
      Avon Products, Inc.    123,200                                       5,974
      Clorox Co.    121,100                                                5,441
      Colgate-Palmolive Co.    284,100                                    15,620
    + The Dial Corp.    50,900                                             1,082
      The Estee Lauder Cos., Inc., Class A    65,200                       1,898


See financial notes.

SCHWAB 1000 FUND(R) -- Financials


PORTFOLIO HOLDINGS   As of October 31, 2002.  Continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

      The Gillette Co.    554,010                                         16,554
      International Flavors & Fragrances, Inc.    50,900                   1,708
      Procter & Gamble Co.    680,200                                     60,164
                                                                     -----------
                                                                         110,015

      INSURANCE  4.6%
      --------------------------------------------------------------------------
      21st Century Insurance Group    45,800                                 534
      Aetna, Inc.    76,865                                                3,098
      Aflac, Inc.    273,200                                               8,316
    o Alleghany Corp.    3,969                                               716
    o Allmerica Financial Corp.    28,400                                    242
      Allstate Corp.    368,448                                           14,657
      AMBAC Financial Group, Inc.    53,600                                3,312
      American Financial Group, Inc.    36,700                               851
  (8) American International Group, Inc.    1,371,371                     85,779
      American National Insurance Co.    14,200                            1,100
    + Amerus Group Co.    22,400                                             643
      AON Corp.    144,412                                                 2,647
      Arthur J. Gallagher & Co.    45,500                                  1,220
    + Brown & Brown, Inc.    37,400                                        1,137
      Chubb Corp.    91,100                                                5,139
      CIGNA Corp.    73,600                                                2,660
      Cincinnati Financial Corp.    83,114                                 3,158
    o CNA Financial Corp.    119,400                                       3,144
    + Commerce Group, Inc.    17,900                                         613
    o Conseco, Inc.    184,835                                                 8
      Erie Indemnity Co., Class A    34,300                                1,370
      Fidelity National Financial, Inc.    50,578                          1,527
      First American Corp.    36,800                                         753
      Hartford Financial Services Group, Inc.    131,000                   5,174
      HCC Insurance Holdings, Inc.    32,600                                 800
      Jefferson-Pilot Corp.    77,187                                      3,099
    + John Hancock Financial Services, Inc.    153,200                     4,489
      Leucadia National Corp.    29,700                                    1,114
      Lincoln National Corp.    98,100                                     2,993
      Loews Corp.    98,600                                                4,254
    o Markel Corp.    5,300                                                1,073
      Marsh & McLennan Cos., Inc.    282,000                              13,172
      MBIA, Inc.    75,600                                                 3,300
      Mercury General Corp.    29,100                                      1,208
      MGIC Investment Corp.    54,500                                      2,287
      Mony Group, Inc.    25,600                                             655
      Old Republic International Corp.    63,775                           1,901
      The PMI Group, Inc.    47,800                                        1,424
      Progressive Corp.    114,600                                         6,303
      Protective Life Corp.    36,800                                      1,052
      Radian Group, Inc.    50,300                                         1,774
      Reinsurance Group of America, Inc.    26,600                           731
      Safeco Corp.    68,500                                               2,436
      St. Paul Cos., Inc.    119,154                                       3,908
      StanCorp Financial Group, Inc.    16,100                               869
      Torchmark Corp.    62,600                                            2,241
    o Travelers Property Casualty Corp., Class B    525,999                7,112
      Unitrin, Inc.    36,100                                              1,137
      UnumProvident Corp.    126,271                                       2,591
    + W.R. Berkley Corp.    26,100                                           970
      Wesco Financial Corp.    3,900                                       1,164
                                                                     -----------
                                                                         221,855

      MEDIA  4.1%
      --------------------------------------------------------------------------
    o American Tower Corp., Class A    99,100                                140
    o AOL Time Warner, Inc.    2,345,530                                  34,597
      Belo Corp., Class A    59,100                                        1,365
    o Cablevision Systems Corp., New York Group, Class A    64,400           616
    o Charter Communications, Inc., Class A    158,000                       178
    o Clear Channel Communications, Inc.    320,229                       11,864
    o Comcast Corp., Special Class A    497,976                           11,458
    o Cox Communications, Inc., Class A    302,686                         8,294
      Dow Jones & Co., Inc.    45,550                                      1,600
      The E.W. Scripps Co., Class A    42,575                              3,286
    o EchoStar Communications Corp., Class A    128,700                    2,624
    o Entercom Communications Corp.    25,800                              1,270
    o Fox Entertainment Group, Inc., Class A    158,000                    3,857
      Gannett Co., Inc.    137,900                                        10,471
      Harte-Hanks, Inc.    50,700                                            967
    o Hispanic Broadcasting Corp.    58,200                                1,251


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

      Hollinger International, Inc.    57,700                                563
      John Wiley & Sons, Inc., Class A    32,800                             721
      Knight-Ridder, Inc.    42,100                                        2,534
      Lee Enterprises, Inc.    23,700                                        775
      McClatchy Co., Class A    24,500                                     1,522
      McGraw-Hill Cos., Inc.    99,550                                     6,421
   o+ Mediacom Communications Corp.    48,600                                265
      Meredith Corp.    26,500                                             1,207
    o Metro-Goldwyn-Mayer, Inc.    133,420                                 1,708
      New York Times Co., Class A    77,826                                3,768
   o+ PanAmSat Corp.    80,400                                             1,568
      R.R. Donnelley & Sons Co.    61,400                                  1,231
      Reader's Digest Association, Inc., Class A    53,700                   873
    o Scholastic Corp.    19,000                                             839
      Tribune Co.    159,100                                               7,645
    o USA Networks, Inc.    203,600                                        5,159
    o Valassis Communications, Inc.    28,800                                743
    o Viacom, Inc., Class B    926,679                                    41,339
      The Walt Disney Co.    1,072,421                                    17,909
      Washington Post Co., Class B    5,000                                3,639
    o Westwood One, Inc.    54,100                                         1,964
   o+ XM Satellite Radio Holdings, Inc., Class A    33,800                   101
                                                                     -----------
                                                                         196,332

      MISCELLANEOUS  0.0%
      --------------------------------------------------------------------------
    o Extreme Networks, Inc.    61,300                                       258


      MISCELLANEOUS FINANCE  8.5%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    40,243                                         1,324
    o Affiliated Managers Group, Inc.    11,900                              618
      Allied Capital Corp.    53,000                                       1,116
      American Express Co.    696,400                                     25,328
    o AmeriCredit Corp.    74,400                                            565
      Astoria Financial Corp.    46,000                                    1,204
      Bear Stearns Cos., Inc.    50,871                                    3,106
    o Berkshire Hathaway, Inc., Class A    805                            59,723
    o The BISYS Group, Inc.    63,200                                      1,131
   o+ BOK Financial Corp.    28,222                                          926
      Capital One Financial Corp.    115,250                               3,512
    / Charles Schwab Corp.    722,097                                      6,629
      Charter One Financial, Inc.    121,504                               3,679
  (6) Citigroup, Inc.    2,657,453                                        98,193
      Countrywide Credit Industries, Inc.  65,585                          3,300
    o E*trade Group, Inc.    199,800                                         899
      Eaton Vance Corp.    37,200                                          1,068
      Fannie Mae    522,200                                               34,914
      Federated Investors, Inc., Class B    58,850                         1,577
      Franklin Resources, Inc.    136,900                                  4,516
      Freddie Mac    363,500                                              22,384
      Golden State Bancorp, Inc.    72,800                                 2,678
      Goldman Sachs Group, Inc.    250,100                                17,907
      Greater Bay Bancorp    26,700                                          407
      Household International, Inc.    237,798                             5,650
   o+ IndyMac Bancorp, Inc.    32,700                                        609
    o Investment Technology Group, Inc.    26,100                            833
      Investors Financial Services Corp.    34,400                         1,055
      John Nuveen Co., Class A    51,000                                   1,382
    o Knight Trading Group, Inc.    66,600                                   316
    o LaBranche & Co., Inc.    31,500                                        851
      Legg Mason, Inc.    32,300                                           1,501
      Lehman Brothers Holdings, Inc.    127,160                            6,774
      MBNA Corp.    671,680                                               13,642
      Merrill Lynch & Co., Inc.    453,800                                17,222
      Metris Cos., Inc.    34,250                                             98
      Morgan Stanley    576,710                                           22,445
      Nueberger Berman, Inc.    37,800                                     1,110
      Raymond James Financial, Inc.    25,800                                807
      SLM Corp.    79,450                                                  8,163
      Sovereign Bancorp., Inc.    139,700                                  1,967
      Stilwell Financial, Inc.    118,700                                  1,390
    + Student Loan Corp.    10,800                                         1,028
      T. Rowe Price Group, Inc.    66,200                                  1,869
      TCF Financial Corp.    37,800                                        1,604
      Waddell & Reed Financial, Inc., Class A    42,900                      751
      Washington Federal, Inc.    34,192                                     843
      Washington Mutual, Inc.    508,610                                  18,188
      Webster Financial Corp.    26,500                                      859
                                                                     -----------
                                                                         407,661

      NON-FERROUS METALS  0.3%
      --------------------------------------------------------------------------
      Alcoa, Inc.    445,195                                               9,821
      Engelhard Corp.    69,587                                            1,541


See financial notes.

SCHWAB 1000 FUND(R) -- Financials


PORTFOLIO HOLDINGS   As of October 31, 2002.  Continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

    o Freeport-McMoran Copper & Gold, Inc.,
      Class B    77,194                                                      942
    o Phelps Dodge Corp.    48,200                                         1,495
                                                                     -----------
                                                                          13,799

      OIL: DOMESTIC  0.9%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    47,600                                         2,442
      Ashland, Inc.    37,100                                                974
      ConocoPhillips    353,378                                           17,139
      Diamond Offshore Drilling, Inc.    70,800                            1,480
      Kerr-McGee Corp.    53,302                                           2,318
      Marathon Oil Corp.    165,400                                        3,457
      Murphy Oil Corp.    24,370                                           2,043
    o National-Oilwell, Inc.    43,400                                       905
    o Newfield Exploration Co.    23,600                                     826
      Ocean Energy, Inc.    92,200                                         1,718
    o Pioneer Natural Resources Co.    62,600                              1,557
    + Pogo Producing Co.    28,800                                         1,038
      Sunoco, Inc.    38,700                                               1,160
      Transocean, Inc.    167,000                                          3,671
      Unocal Corp.    127,334                                              3,519
                                                                     -----------
                                                                          44,247

      OIL: INTERNATIONAL  3.3%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    559,746                                      37,856
  (4) Exxon Mobil Corp.    3,546,730                                     119,383
      GlobalSantaFe Corp.    124,871                                       2,984
                                                                     -----------
                                                                         160,223

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    152,200                                         5,015


      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    31,200                                          742
      Bowater, Inc.    29,300                                                993
      Georgia-Pacific Corp.    122,988                                     1,500
      International Paper Co.    254,445                                   8,888
      Kimberly-Clark Corp.    272,460                                     14,032
      MeadWestvaco Corp.    106,553                                        2,232
    + Rayonier, Inc.    14,700                                               620
    o Smurfit-Stone Container Corp.    130,800                             1,702
      Temple-Inland, Inc.    26,500                                        1,087
      Weyerhaeuser Co.    116,000                                          5,255
                                                                     -----------
                                                                          37,051

      PRODUCER GOODS & MANUFACTURING  4.4%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    36,000                               2,401
    + AptarGroup, Inc.    19,300                                             539
      Avery Dennison Corp.    55,500                                       3,454
      Caterpillar, Inc.    179,600                                         7,337
      Cooper Industries Ltd., Class A    50,300                            1,584
    o Corning, Inc.    514,341                                               962
      Deere & Co.    125,900                                               5,840
      Dover Corp.    108,600                                               2,724
      Emerson Electric Co.    222,000                                     10,696
 =(2) General Electric Co.    5,223,600                                  131,896
    o Hanover Compressor Co.    33,900                                       356
    + Harsco Corp.    21,500                                                 551
      Herman Miller, Inc.    40,600                                          733
      HON Industries, Inc.    31,500                                         805
      Honeywell International, Inc.    429,763                            10,288
      Hubbell, Inc., Class B    31,438                                     1,067
      Illinois Tool Works, Inc.    160,242                                 9,839
      Ingersoll-Rand Co., Class A    90,150                                3,516
      Johnson Controls, Inc.    46,800                                     3,650
      Millipore Corp.    25,600                                              871
      Pall Corp.    65,533                                                 1,138
      Parker Hannifin Corp.    62,875                                      2,743
    + Pentair, Inc.    26,300                                                869
      Precision Castparts Corp.    27,700                                    538
    + Roper Industries, Inc.    16,600                                       641
      Snap-On, Inc.    31,050                                                809
      Teleflex, Inc.    20,900                                               879
      W.W. Grainger, Inc.    46,700                                        2,263
    + York International Corp.    20,900                                     492
    o Zebra Technologies Corp.,
      Class A    17,000                                                    1,046
                                                                     -----------
                                                                         210,527

      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
      Burlington Northern
      Santa Fe Corp.    200,353                                            5,155
      CSX Corp.    110,800                                                 3,058
      GATX Corp.    26,100                                                   523
      Norfolk Southern Corp.    203,800                                    4,117
      Union Pacific Corp.    132,761                                       7,840
                                                                     -----------
                                                                          20,693


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      REAL PROPERTY  1.0%
      --------------------------------------------------------------------------
    + AMB Property Corp.    44,900                                         1,203
    + Apartment Investment & Management Co.,
      Class A    45,500                                                    1,599
    + Archstone-Smith Trust    92,600                                      2,124
    + Arden Realty, Inc.    34,200                                           732
    + AvalonBay Communities, Inc.    37,400                                1,410
    + Boston Properties, Inc.    48,700                                    1,739
    + BRE Properties, Class A    24,500                                      703
    + Camden Property Trust    21,900                                        686
    + CarrAmerica Realty Corp.    28,800                                     684
    o Catellus Development Corp.    48,000                                   854
    + Crescent Real Estate Equity Co.    54,800                              808
    + Duke Realty Corp.    70,100                                          1,704
    + Equity Office Properties Trust    222,200                            5,351
    + Equity Residential Properties Trust    145,200                       3,444
      Forest City Enterprises, Inc., Class A    27,350                       851
    + General Growth Properties, Inc.    33,200                            1,596
    + Health Care Property Investors, Inc.    29,900                       1,292
    + Highwoods Properties, Inc.    28,400                                   568
    + Hospitality Properties Trust    33,600                               1,099
    + Kimco Realty Corp.    54,400                                         1,648
    + Liberty Property Trust    39,400                                     1,156
    + Mack-Cali Realty Corp.    30,600                                       884
    + New Plan Excel Realty Trust    50,300                                  872
    + The Plum Creek Timber Co., Inc.    99,000                            2,238
    + Post Properties, Inc.    19,800                                        464
    + Prologis Trust    93,808                                             2,270
    + Public Storage, Inc.    61,000                                       1,795
    + The Rouse Co.    45,300                                              1,343
    + Simon Property Group, Inc.    96,100                                 3,282
      The St. Joe Co.    39,200                                            1,144
    + United Dominion Realty Trust    58,900                                 850
    + Vornado Realty Trust    55,900                                       2,054
    + Weingarten Realty Investment    28,500                               1,059
                                                                     -----------
                                                                          49,506

      Retail  7.0%
      --------------------------------------------------------------------------
   o+ 99 Cents Only Stores    37,066                                       1,003
      Albertson's, Inc.    213,742                                         4,769
    o Amazon.com, Inc.    200,300                                          3,878
    o American Eagle Outfitters, Inc.    38,550                              560
    o AutoZone, Inc.    55,800                                             4,786
    o Barnes & Noble, Inc.    36,000                                         760
    o Bed, Bath & Beyond, Inc.    152,000                                  5,390
    o Best Buy Co., Inc.    170,650                                        3,517
    o BJ's Wholesale Club, Inc.    39,100                                    791
   o+ Borders Group, Inc.    43,600                                          751
      Circuit City Stores, Inc.--Circuit City Group    111,600             1,106
    o Costco Wholesale Corp.    238,508                                    8,093
      CVS Corp.    205,814                                                 5,707
      Dillards, Inc., Class A    44,900                                      740
      Dollar General Corp.    176,869                                      2,469
    o Dollar Tree Stores, Inc.    60,200                                   1,583
      Family Dollar Stores, Inc.    92,500                                 2,848
    o Federated Department Stores, Inc.    106,700                         3,276
      The Gap, Inc.    457,100                                             5,380
      Home Depot, Inc.    1,236,897                                       35,722
      J.C. Penney Co., Inc. Holding Co.    141,500                         2,696
    o Kohl's Corp.    176,100                                             10,293
    o Kroger Co.    415,980                                                6,173
      The Limited Brands    277,168                                        4,343
      Lowe's Cos., Inc.    407,500                                        17,005
      May Department Stores Co.    152,350                                 3,557
    o Michaels Stores, Inc.    34,800                                      1,565
    o The Neiman Marcus Group, Inc., Class A    25,600                       745
      Nordstrom, Inc.    72,100                                            1,436
    o Office Depot, Inc.    164,648                                        2,369
    + Pier 1 Imports, Inc.    50,000                                         942
    o RadioShack Corp.    91,132                                           1,905
   o+ Rite Aid Corp.    276,600                                              495
      Ross Stores, Inc.    39,400                                          1,649
    o Safeway, Inc.    246,980                                             5,705
    o Saks, Inc.    76,140                                                   826
      Sears, Roebuck & Co.    164,800                                      4,328
    o Staples, Inc.    245,660                                             3,788
      Target Corp.    477,400                                             14,379
      Tiffany & Co.    78,400                                              2,052
      TJX Cos., Inc.    284,700                                            5,842
    o Toys `R' Us, Inc.    115,180                                         1,151
 =(3) Wal-Mart Stores, Inc.    2,336,000                                 125,093
      Walgreen Co.    536,200                                             18,097
    o Williams-Sonoma, Inc.    61,200                                      1,456

See financial notes.

SCHWAB 1000 FUND(R) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Winn-Dixie Stores, Inc.    75,400                                    1,132
    o Yum! Brands, Inc.    156,520                                         3,526
   o+ Zale Corp.    18,700                                                   546
                                                                     -----------
                                                                         336,223

      STEEL  0.1%
      --------------------------------------------------------------------------
    + Allegheny Technologies, Inc.    43,100                                 295
      Nucor Corp.    42,200                                                1,779
      United States Steel Corp.    54,260                                    697
                                                                     -----------
                                                                           2,771

      TELEPHONE  4.1%
      --------------------------------------------------------------------------
      Alltel Corp.    162,467                                              8,076
      AT&T Corp.    2,015,086                                             26,277
    o AT&T Wireless Services, Inc.    1,424,121                            9,784
    o Avaya, Inc.    171,600                                                 343
      BellSouth Corp.    982,400                                          25,690
    o Broadwing, Inc.    117,252                                             267
      CenturyTel, Inc.    75,687                                           2,144
    o Citizens Communications Co.    150,218                               1,250
    o Crown Castle International Corp.    115,700                            405
    o Level 3 Communications, Inc.    205,300                                977
    o Nextel Communications, Inc., Class A    478,800                      5,401
   o+ Nextel Partners, Inc., Class A    88,800                               631
    o Openwave Systems, Inc.    93,300                                       102
    o Qwest Communications International, Inc.    891,247                  3,021
      SBC Communications, Inc.    1,745,428                               44,788
      Scientific-Atlanta, Inc.    83,700                                   1,022
      Sprint Corp. (FON Group)    469,568                                  5,832
    o Sprint Corp. (PCS Group)    529,721                                  1,843
      Telephone & Data Systems, Inc.    28,600                             1,456
    o Triton PCS Holdings, Inc., Class A    31,900                            78
    o U.S. Cellular Corp.    46,400                                        1,281
      Verizon Communications, Inc.    1,433,693                           54,136
    o West Corp.    34,900                                                   560
                                                                     -----------
                                                                         195,364

      TOBACCO  1.0%
      --------------------------------------------------------------------------
      Philip Morris Cos., Inc.    1,109,800                               45,224
      R.J. Reynolds Tobacco Holdings, Inc.    48,000                       1,947
      UST, Inc.    88,700                                                  2,713
                                                                     -----------
                                                                          49,884

      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.    47,600                                              980
      Callaway Golf Co.    41,800                                            512
    + Carnival Corp.    309,800                                            8,092
    o Extended Stay America, Inc.    49,900                                  624
    o Harrah's Entertainment, Inc.    56,700                               2,381
      Hilton Hotels Corp.    196,467                                       2,416
   o+ Host Marriott Corp.    141,000                                       1,156
    o Mandalay Resort Group    35,000                                        990
      Marriott International, Inc., Class A    126,700                     3,919
    o MGM MIRAGE    82,000                                                 2,550
    o Park Place Entertainment Corp.    161,500                            1,171
      Royal Caribbean Cruises Ltd.    103,100                              1,893
    o Sabre Holdings Corp.    76,600                                       1,469
    o Six Flags, Inc.    49,600                                              227
    + Starwood Hotels & Resorts Worldwide, Inc.    106,100                 2,472
                                                                     -----------
                                                                          30,852

      TRUCKING & FREIGHT  0.9%
      --------------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.    45,300                              1,340
      CNF, Inc.    26,200                                                    843
      Expeditores International of Washington, Inc.    55,400              1,746
      Paccar, Inc.    60,580                                               2,673
    + Ryder Systems, Inc.    32,600                                          748
    o Swift Transportation Co., Inc.    45,700                               735
      United Parcel Service, Inc., Class B    583,700                     35,028
                                                                     -----------
                                                                          43,113

      UTILITIES: ELECTRIC & GAS  2.9%
      --------------------------------------------------------------------------
    o AES Corp.    285,806                                                   506
    + AGL Resources, Inc.    29,400                                          691
      Allegheny Energy, Inc.    67,000                                       382
      Allete, Inc.    44,700                                                 957
      Alliant Energy Corp.    47,000                                         753
      Ameren Corp.    77,330                                               3,124
      American Electric Power Co., Inc.    177,520                         4,552
      American Water Works Co., Inc.    53,600                             2,400
      Aquila, Inc.    98,150                                                 363
    o Calpine Corp.    203,900                                               408
      Centerpoint Energy, Inc.    163,417                                  1,157
      Cinergy Corp.    87,065                                              2,709


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CMS Energy Corp.    71,300                                             558
      Consolidated Edison, Inc.    110,300                                 4,695
      Constellation Energy Group, Inc.    87,550                           2,239
      Dominion Resources, Inc.    154,916                                  7,436
      DPL, Inc.    67,892                                                    937
      DTE Energy Co.    87,283                                             3,936
      Duke Energy Corp.    459,762                                         9,420
      Dynegy, Inc., Class A    191,714                                       130
    o Edison International    173,600                                      1,745
      El Paso Corp.    308,546                                             2,391
      Energy East Corp.    76,084                                          1,621
      Entergy Corp.    118,521                                             5,226
      Equitable Resources, Inc.    30,800                                  1,096
      Exelon Corp.    168,087                                              8,472
      FirstEnergy Corp.    155,498                                         5,046
      FPL Group, Inc.    95,800                                            5,650
      Great Plains Energy, Inc.    33,200                                    749
    + Hawaiian Electric Industries, Inc.    18,200                           871
      Idacorp, Inc.    20,100                                                523
      KeySpan Corp.    74,634                                              2,726
      Kinder Morgan, Inc.    63,800                                        2,336
      MDU Resources Group, Inc.    37,100                                    915
   o+ Mirant Corp.    219,700                                                470
      National Fuel Gas Co.    42,600                                        859
      NICOR, Inc.    24,100                                                  748
      NiSource, Inc.    110,680                                            1,828
      Northeast Utilities    75,200                                        1,132
      NSTAR    28,500                                                      1,196
      OGE Energy Corp.    41,800                                             667
      Peoples Energy Corp.    19,000                                         691
      Pepco Holdings, Inc.    87,025                                       1,801
    o PG&E Corp.    206,458                                                2,240
    + Philadelphia Suburban Corp.    26,600                                  572
      Pinnacle West Capital Corp.    45,400                                1,294
      PPL Corp.    78,520                                                  2,718
      Progress Energy, Inc.    114,300                                     4,769
      Public Service Enterprise Group, Inc.    107,800                     3,088
      Puget Energy, Inc.    46,500                                           990
      Questar Corp.    43,700                                              1,127
    o Republic Services, Inc.    87,200                                    1,795
      Scana Corp.    56,200                                                1,640
      Sempra Energy    109,638                                             2,427
    + Sierra Pacific Resources    54,800                                     328
      Southern Co.    372,800                                             11,072
      Teco Energy, Inc.    79,100                                          1,171
      TXU Corp.    141,712                                                 2,034
      Vectren Corp.    36,300                                                894
      WGL Holdings, Inc.    26,100                                           604
      Williams Cos., Inc.    282,809                                         532
      Wisconsin Energy Corp.    62,500                                     1,436
      XCEL Energy, Inc.    210,535                                         2,189
                                                                     -----------
                                                                         139,032


       WARRANTS
       0.0% of investments
      --------------------------------------------------------------------------

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Per-Se Technologies, Inc.
      expires 7/8/03    488                                                   --


       RIGHTS
       0.0% of investments
      --------------------------------------------------------------------------

      MISCELLANEOUS FINANCE  0.0%
      --------------------------------------------------------------------------
      Allied Capital Corp.
      expires 12/2/02    53,000                                                4



      SECURITY                                       FACE VALUE
          RATE, MATURITY DATE                        ($ X 1,000)

       U.S. Treasury Obligation
       0.0% of investments

     = U.S. Treasury Bill
       1.62%, 12/19/02                                   100                 100


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB 1000 FUND(R) -- Financials

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $339,372 of securities on loan)                        $4,807,773 a
Collateral held for securities on loan                                  350,159
Receivables:
   Fund shares sold                                                       1,825
   Interest                                                                   1
   Dividends                                                              5,502
   Investments sold                                                       4,101
   Income from lending securities                                            79
Prepaid expenses                                                   +         53
                                                                   ------------
TOTAL ASSETS                                                          5,169,493

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                  350,159
Cash overdraft                                                            1,289
Payables:
   Fund shares redeemed                                                   6,236
   Interest expenses                                                          6
   Due to broker for futures                                                  3
   Investment adviser and administrator fees                                 77
   Transfer agent and shareholder service fees                               69
Accrued expenses                                                   +        667
                                                                   ------------
TOTAL LIABILITIES                                                       358,506

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          5,169,493
TOTAL LIABILITIES                                                  -    358,506
                                                                   ------------
NET ASSETS                                                           $4,810,987

NET ASSETS BY SOURCE
Capital received from investors                                       4,280,248
Net investment income not yet distributed                                50,469
Net realized capital losses                                            (380,624)
Net unrealized capital gains                                            860,894 b

NET ASSET VALUE (NAV)

                                            SHARES
SHARE CLASS            NET ASSETS    /    OUTSTANDING     =     NAV
Investor Shares        $3,222,573            127,611           $25.25
Select Shares(R)       $1,588,414             62,881           $25.26


a The fund paid $3,946,945 for these securities. Not counting short-term obligations and government securities, the fund paid $484,239 for securities during the report period and received $559,229 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had three open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $664 and unrealized gains of $66.





FEDERAL TAX DATA
--------------------------------------------------------------------------------
PORTFOLIO COST                                                        $3,962,543
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                 $1,724,530
Losses                                                                + (879,300)
                                                                      ----------
                                                                      $  845,230

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                                       $   50,469
Long-term capital gains                                               $       --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                    Loss amount
  2003                                                                      $415
  2004                                                                       844
  2005                                                                     2,606
  2006                                                                       650
  2007                                                                    11,853
  2009                                                                    97,811
  2010                                                                +  250,781
                                                                      ----------
                                                                      $  364,960


See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $  84,043 a
Interest                                                                     94
Lending of securities                                              +      1,626
                                                                   ------------
TOTAL INVESTMENT INCOME                                                  85,763

NET REALIZED GAINS AND LOSSES

Net realized losses on investments sold                                (249,918)
Net realized losses on futures contracts                           +       (302)
                                                                   ------------
NET REALIZED LOSSES                                                    (250,220)
--------------------------------------------------------------------------------
NET UNREALIZED GAINS AND LOSSES

Net unrealized losses on investments                                   (624,108)
Net unrealized gains on futures contracts                          +         54
                                                                   ------------
NET UNREALIZED LOSSES                                                  (624,054)
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                12,941 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        9,517 c
   Select Shares(R)                                                       1,894 c
Trustees' fees                                                               59 d
Custodian fees                                                              207
Portfolio accounting fees                                                   822
Professional fees                                                            72
Registration fees                                                           150
Shareholder reports                                                         793
Interest expense                                                             38
Other expenses                                                     +         95
                                                                   ------------
Total expenses                                                           26,588
Expense reduction                                                  -      2,411 e
                                                                   ------------
NET EXPENSES                                                             24,177

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  85,763
NET EXPENSES                                                       -     24,177
                                                                   ------------
NET INVESTMENT INCOME                                                    61,586
NET REALIZED LOSSES                                                    (250,220) f
NET UNREALIZED LOSSES                                              +   (624,054) f
                                                                   ------------
DECREASE IN NET ASSETS FROM OPERATIONS                                ($812,688)

a An additional $6 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $888 from the investment adviser (CSIM) and $1,523 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2003, as follows:

                         % OF AVERAGE
SHARE CLASS            DAILY NET ASSETS
Investor Shares             0.46
Select Shares               0.35

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $874,274.


See financial notes.

SCHWAB 1000 FUND(R) -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.



OPERATIONS
------------------------------------------------------------------------------

                                         11/1/01-10/31/02     11/1/00-10/31/01

Net Investment income                           $  61,586          $    54,127
Net realized losses                              (250,220)            (106,959)
Net unrealized losses                          + (624,054)          (1,925,858)
                                               --------------------------------
DECREASE IN NET ASSETS
    FROM OPERATIONS                              (812,688)          (1,978,690)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                    35,185               30,745
Select Shares(R)                               +   19,589               19,216
                                               -------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      $  54,774          $    49,961 a b

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------

                                      11/1/01-10/31/02         11/1/00-10/31/01
                                    QUANTITY       VALUE     QUANTITY       VALUE
Shares sold
Investor Shares                       23,138      $680,418     24,078      $821,404
Select Shares                     +   13,770       407,100     16,020       547,764
                                  -------------------------------------------------
TOTAL SHARES SOLD                     36,908    $1,087,518     40,098    $1,369,168

Shares Reinvested
Investor Shares                        1,048       $32,699        787       $28,666
Select Shares                     +      539        16,793        455        16,561
                                  -------------------------------------------------
TOTAL SHARES REINVESTED                1,587       $49,492      1,242       $45,227

Shares Redeemed
Investor Shares                      (26,817)    ($764,754)   (21,869)    ($733,462)
Select Shares                     +  (16,042)     (456,881)   (14,865)     (490,978)
                                  -------------------------------------------------
TOTAL SHARES REDEEMED                (42,859)  ($1,221,635)   (36,734)  ($1,224,440) c

NET INCREASE OR DECREASE              (4,364)     ($84,625)     4,606      $189,955


SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------------
                                       11/1/01-10/31/02         11/1/00-10/31/01
                                    SHARES      NET ASSETS    SHARES     NET ASSETS
Beginning of period                  194,856    $5,763,074    190,250    $7,601,770
Total increase or decrease        +   (4,364)     (952,087)     4,606    (1,838,696) d
                                  -------------------------------------------------
END OF PERIOD                        190,492    $4,810,987    194,856    $5,763,074  e


  UNAUDITED

a For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

      Ordinary Income              $54,774
      Long-term capital gains      $    --

c Dollar amounts are net of proceeds received from early withdrawal fees the fund charges on shares sold 180 days or less after buying them.

      CURRENT PERIOD
      Investor Shares         $ 323
      Select Shares        +    190
                           --------
      TOTAL                   $ 513

      PRIOR PERIOD
      Investor Shares         $ 286
      Select Shares        +    255
                           --------
      TOTAL                   $ 541

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $50,469 and $43,657 for the current period and for the prior period, respectively.


See financial notes.
44

      The fund's goal is to track the total return of the Schwab Small-Cap Index(R) .




Schwab Small-Cap Index Fund(R)

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


TICKER SYMBOLS
Investor Shares: SWSMX
Select Shares(R): SWSSX

                     INVESTMENT STYLE 1
MARKET CAP 1      Value    Blend    Growth
Large              / /      / /      / /
Medium             / /      / /      / /
Small              / /      /X/      / /

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks,increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the Schwab Small-Cap Index down by over 13% during the 12-month report period. For the period, both share classes of the fund closely tracked the Schwab Small-Cap Index (the fund's benchmark). Indices do not incur trading and management costs.

AMID A MARKET ENVIRONMENT OF SHARP DECLINES,THE SMALL-CAP VALUE CATEGORY WAS ONE OF THE TOP-PERFORMING EQUITY CLASSES FOR THE REPORT PERIOD,ALTHOUGH WITH NEGATIVE PERFORMANCE. Small-cap growth stocks were not so fortunate, performing worse than either large-cap growth or large-cap value stocks. As the period progressed, demand for small-cap value stocks made them relatively more expensive, reducing some of their value aspect. Small-cap value stocks declined during the second half of the report period, although they still continued to outperform growth stocks. The fund was hit hard in most sectors, although nowhere worse than in the communications sector, which was down 67.7%. Lack of demand,competitive pricing pressures and liquidity concerns continued to present hurdles for many companies in this sector. Benefiting from low interest rates and refinancing activity,financials was the best performing sector, up 5.8%.

HISTORICALLY, SMALL-CAP STOCKS STRUGGLE IN THE MONTH OF OCTOBER,BUT THIS OCTOBER SAW THEM POST A RETURN OF 2.8%,as measured by the Schwab Small-Cap Index. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.


      Small company stocks are subject to greater volatility than other asset categories.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

SCHWAB SMALL-CAP INDEX FUND(R)

PERFORMANCE: INVESTOR SHARES


PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02


This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR GRAPH]


                    INVESTOR    SCHWAB SMALL-    PEER GROUP
                    SHARES 3      CAP INDEX       AVERAGE 4
                    --------      ---------        -------
1 YEAR                -13.66%       -13.73%         -7.36%
5 YEARS                -1.14%        -0.21%          1.37%
SINCE INCEPTION:        6.15%         7.22%           n/a
  12/3/93

                                    1 YEAR                              5 YEAR                            SINCE INCEPTION
                                    ------                              ------                            ---------------
TOTAL RETURNS         INVESTOR  SCHWAB SMALL-  PEER GROUP  INVESTOR  SCHWAB SMALL-  PEER GROUP  INVESTOR  SCHWAB SMALL-  PEER GROUP
AFTER TAX 2           SHARES 3    CAP INDEX      AVERAGE   SHARES 3    CAP INDEX      AVERAGE   SHARES 3    CAP INDEX      AVERAGE
                      --------    ---------      -------   --------    ---------      -------   --------    ---------      -------
PRE-LIQUIDATION
  (still own shares)    -14.40%          --        -9.53%     -2.31%          --        -0.59%      5.37%          --           --
POST-LIQUIDATION
  (shares were sold)     -7.59%          --        -4.88%     -1.04%          --         0.56%      4.97%          --           --

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.

$17,024 INVESTOR SHARES 3

$18,619 SCHWAB SMALL-CAP INDEX

$16,626 RUSSELL 2000 INDEX

[LINE GRAPH]

                              Schwab        Russell
                             Small-Cap       2000
                  SWSMX        Index         Index
                  -----        -----         -----
 3-Dec-93         10000         10000        10000
   Dec-93         10154         10234        10186
   Jan-94         10394         10469        10505
   Feb-94         10334         10430        10467
   Mar-94          9783          9871         9915
   Apr-94          9753          9847         9974
   May-94          9613          9692         9861
   Jun-94          9333          9419         9529
   Jul-94          9493          9614         9685
   Aug-94         10134         10249        10225
   Sep-94         10094         10191        10190
   Oct-94         10064         10149        10149
   Nov-94          9663          9767         9739
   Dec-94          9841         10000        10000
   Jan-95          9730          9838         9874
   Feb-95         10082         10229        10285
   Mar-95         10334         10442        10461
   Apr-95         10566         10671        10693
   May-95         10717         10809        10877
   Jun-95         11211         11356        11441
   Jul-95         11866         12021        12100
   Aug-95         12077         12270        12351
   Sep-95         12309         12510        12572
   Oct-95         11785         11910        12010
   Nov-95         12329         12482        12514
   Dec-95         12562         12782        12845
   Jan-96         12491         12749        12831
   Feb-96         12967         13261        13231
   Mar-96         13170         13492        13501
   Apr-96         13899         14206        14223
   May-96         14384         14692        14784
   Jun-96         13848         14222        14176
   Jul-96         12643         13075        12938
   Aug-96         13413         13904        13690
   Sep-96         14010         14416        14225
   Oct-96         13757         14169        14006
   Nov-96         14344         14733        14583
   Dec-96         14508         15007        14965
   Jan-97         14895         15361        15265
   Feb-97         14376         14986        14895
   Mar-97         13654         14257        14192
   Apr-97         13756         14299        14232
   May-97         15383         16050        15815
   Jun-97         16125         16880        16493
   Jul-97         17213         17842        17260
   Aug-97         17538         18243        17655
   Sep-97         18850         19675        18948
   Oct-97         18026         18816        18116
   Nov-97         17843         18645        17998
   Dec-97         18236         19035        18313
   Jan-98         17787         18736        18024
   Feb-98         19195         20285        19356
   Mar-98         20042         21199        20153
   Apr-98         20144         21344        20264
   May-98         18930         20090        19172
   Jun-98         18960         20146        19212
   Jul-98         17471         18597        17656
   Aug-98         14062         15011        14227
   Sep-98         14991         15953        15341
   Oct-98         15705         16709        15967
   Nov-98         16532         17576        16804
   Dec-98         17584         18719        17844
   Jan-99         17617         18800        18081
   Feb-99         16145         17229        16617
   Mar-99         16372         17559        16876
   Apr-99         17660         19165        18388
   May-99         17974         19500        18656
   Jun-99         18969         20778        19500
   Jul-99         18872         20615        18965
   Aug-99         18309         20033        18264
   Sep-99         18493         20204        18267
   Oct-99         18839         20537        18342
   Nov-99         20008         21820        19437
   Dec-99         21839         23899        21637
   Jan-00         21015         23005        21289
   Feb-00         23801         26015        24804
   Mar-00         23075         25333        23169
   Apr-00         21936         24109        21774
   May-00         20904         22940        20505
   Jun-00         22674         24856        22293
   Jul-00         21774         23890        21575
   Aug-00         23964         26291        23221
   Sep-00         23238         25490        22539
   Oct-00         22836         25023        21533
   Nov-00         20646         22641        19322
   Dec-00         22654         24835        20982
   Jan-01         23024         25169        22075
   Feb-01         21285         23270        20627
   Mar-01         20322         22219        19618
   Apr-01         21951         24019        21152
   May-01         22543         24663        21673
   Jun-01         23543         25768        22420
   Jul-01         22481         24623        21207
   Aug-01         21852         23925        20522
   Sep-01         18767         20554        17760
   Oct-01         19718         21583        18799
   Nov-01         21161         23175        20254
   Dec-01         22451         24571        21504
   Jan-02         21643         23657        21280
   Feb-02         20873         22815        20697
   Mar-02         22682         24807        22361
   Apr-02         22566         24674        22565
   May-02         21527         23545        21563
   Jun-02         20398         22307        20493
   Jul-02         17614         19254        17399
   Aug-00         17704         19366        17355
   Sep-02         16562         18114        16109
31-Oct-02         17024         18619        16626

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.


3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.


4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Small-Cap Blend Fund category for the one- and five-year periods was 266 and 133, respectively. These funds may or may not use tax-efficient strategies.


Schwab Equity Index Funds

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR GRAPH]

                     SELECT      SCHWAB SMALL-    PEER GROUP
                    SHARES 3      CAP INDEX       AVERAGE 4
                    --------      ---------        -------
1 YEAR                -13.62%       -13.73%         -7.36%
5 YEARS                 -1.04%        -0.21%          1.37%
SINCE INCEPTION:         2.79%         3.59%           n/a
  5/19/97

                                    1 YEAR                              5 YEARS                            SINCE INCEPTION
                                    ------                              ------                            ---------------
 TOTAL RETURNS       SELECT    SCHWAB SMALL-  PEER GROUP   SELECT   SCHWAB SMALL-  PEER GROUP  SELECT    SCHWAB SMALL-  PEER GROUP
  AFTER TAX 2        SHARES 3    CAP INDEX    AVERAGE 4   SHARES 3    CAP INDEX    AVERAGE 4   SHARES 3    CAP INDEX     AVERAGE 4
 -------------       --------    ---------      -------   --------    ---------      -------   --------    ---------      -------
PRE-LIQUIDATION
  (still own shares)    -14.40%          --        -9.53%     -2.25%          --        -0.59%      1.64%          --           --
POST-LIQUIDATION
  (shares were sold)     -7.56%          --        -4.88%     -0.98%          --         0.56%      2.11%          --           --

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.

$58,105 SELECT SHARES 3

$60,603 SCHWAB SMALL-CAP INDEX

$54,626 RUSSELL 2000 INDEX

[LINE GRAPH]

                                 Schwab        Russell
                               Small-Cap        2000
                  SWSSX          Index          Index
                  -----          -----          -----
19-May-97         50000           50000          50000
   May-97         52170           52242          51960
   Jun-97         54690           54942          54189
   Jul-97         58415           58075          56709
   Aug-97         59485           59380          58008
   Sep-97         63965           64039          62254
   Oct-97         61205           61244          59521
   Nov-97         60550           60687          59134
   Dec-97         61920           61958          60169
   Jan-98         60400           60983          59218
   Feb-98         65175           66026          63594
   Mar-98         68050           69002          66214
   Apr-98         68430           69473          66578
   May-98         64310           65391          62990
   Jun-98         64415           65575          63122
   Jul-98         59360           60531          58009
   Aug-98         47790           48861          46744
   Sep-98         50945           51924          50404
   Oct-98         53365           54386          52460
   Nov-98         56170           57207          55209
   Dec-98         59775           60929          58627
   Jan-99         59925           61193          59407
   Feb-99         54925           56079          54595
   Mar-99         55660           57152          55446
   Apr-99         60070           62380          60414
   May-99         61140           63470          61296
   Jun-99         64555           67629          64067
   Jul-99         64225           67099          62311
   Aug-99         62315           65206          60006
   Sep-99         62940           65762          60018
   Oct-99         64115           66846          60264
   Nov-99         68125           71021          63862
   Dec-99         74390           77788          71091
   Jan-00         71585           74879          69946
   Feb-00         81065           84677          81495
   Mar-00         78595           82458          76124
   Apr-00         74755           78471          71541
   May-00         71250           74666          67371
   Jun-00         77265           80904          73245
   Jul-00         74205           77761          70887
   Aug-00         81655           85575          76295
   Sep-00         79185           82968          74052
   Oct-00         77820           81448          70749
   Nov-00         70405           73694          63484
   Dec-00         77230           80834          68937
   Jan-01         78490           81923          72528
   Feb-01         72565           75742          67770
   Mar-01         69285           72319          64457
   Apr-01         74875           78181          69497
   May-01         76850           80277          71207
   Jun-01         80300           83871          73663
   Jul-01         76685           80145          69678
   Aug-01         74540           77873          67427
   Sep-01         64030           66902          58352
   Oct-01         67265           70251          61765
   Nov-01         72230           75432          66546
   Dec-01         76610           79977          70652
   Jan-02         73855           77001          69917
   Feb-02         71230           74261          68001
   Mar-02         77400           80744          73469
   Apr-02         77005           80311          74137
   May-02         73505           76636          70846
   Jun-02         69655           72606          67332
   Jul-02         60160           62669          57165
   Aug-02         60465           63034          57022
   Sep-02         56530           58961          52927
31-Oct-02         58105           60603          54626

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Small-Cap Blend Fund category for the one- and five-year periods was 266 and 133, respectively. These funds may or may not use tax-efficient strategies.

SCHWAB SMALL-CAP INDEX FUND(R)

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                                  % OF INVESTMENTS
----------------------------------------------------------
 (1) PETSMART, INC.                              0.5%
----------------------------------------------------------
 (2) BIG LOTS, INC.                              0.4%
----------------------------------------------------------
 (3) AGCO CORP.                                  0.4%
----------------------------------------------------------
 (4) J.M. SMUCKERS CO.                           0.3%
----------------------------------------------------------
 (5) RADIO ONE, INC., CLASS A                    0.3%
----------------------------------------------------------
 (6) MID ATLANTIC MEDICAL SERVICES, INC.         0.3%
----------------------------------------------------------
 (7) WORTHINGTON INDUSTRIES, INC.                0.3%
----------------------------------------------------------
 (8) CHICO'S FAS, INC.                           0.3%
----------------------------------------------------------
 (9) CORINTHIAN COLLEGES, INC.                   0.3%
----------------------------------------------------------
(10) RENT-A-CENTER, INC.                         0.3%
----------------------------------------------------------
       TOTAL                                     3.4%

STATISTICS as of 10/31/02

                                              PEER GROUP
                                      FUND     AVERAGE 2
--------------------------------------------------------
NUMBER OF HOLDINGS                     980         356
--------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)    $ 687       $ 798
--------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)            22.8        21.9
--------------------------------------------------------
PRICE/BOOK RATIO (P/B)                 2.5         2.4
--------------------------------------------------------
12-MONTH YIELD Investor Shares        0.62%       .024%
--------------------------------------------------------
PORTFOLIO TURNOVER RATE                 44%        102%
--------------------------------------------------------
THREE-YEAR BETA                       0.88        0.81
--------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR GRAPH]

INVESTOR SHARES       0.49% 3
SELECT SHARES         0.38% 3
PEER GROUP AVERAGE    1.51% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the Schwab Small-Cap Index(R). As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

12.0%    MISCELLANEOUS FINANCE
11.2%    BUSINESS SERVICES
 9.6%    DRUGS & MEDICINE
 7.0%    ELECTRONICS
 6.6%    PRODUCER GOODS
 6.1%    BANKS
 5.2%    RETAIL
 4.0%    ENERGY & UTILITIES
 4.0%    NON-DUR & ENTERTAINMENT
 3.6%    CHEMICALS
30.7%    OTHER

AS OF 10/31/01

[PIE CHART]

12.3%    DRUGS & MEDICINE
11.8%    BUSINESS SERVICES
 8.3%    ELECTRONICS
 7.4%    PRODUCER GOODS
 5.5%    BANKS
 4.9%    RETAIL
 4.8%    MISCELLANEOUS FINANCE
 4.4%    ENERGY & UTILITIES
 3.8%    NON-DUR & ENTERTAINMENT
 3.7%    INSURANCE
33.1%    OTHER

AS OF 10/31/97

[PIE CHART]

10.5%    BUSINESS SERVICES
 9.7%    DRUGS & MEDICINE
 7.3%    BANKS
 6.7%    ELECTRONICS
 6.2%    PRODUCER GOODS
 5.6%    INSURANCE
 5.2%    MISCELLANEOUS FINANCE
 4.3%    RETAIL
 4.2%    ENERGY & UTILITIES
 3.4%    MEDIA
36.9%    OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 270 funds in Small-Cap
  Fund Blend category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes, and certain non-routine expenses).

4 Source: Charles Schwab & Co., Inc.


Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                       11/1/01-      11/1/00-      11/1/99-      11/1/98-      11/1/97-
INVESTOR SHARES                                        10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    15.98         21.06         17.41         15.39         17.73
                                                       ----------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                 0.13          0.07          0.07          0.06          0.05
     Net realized and unrealized gains or losses          (2.17)        (2.76)         3.62          2.89         (2.33)
                                                       ----------------------------------------------------------------
     Total income or loss from investment operations      (2.04)        (2.69)         3.69          2.95         (2.28)

Less distributions:
     Dividends from net investment income                 (0.09)        (0.08)        (0.04)        (0.06)        (0.06)
     Distributions from net realized gains                (0.58)        (2.31)           --         (0.87)           --
                                                       ----------------------------------------------------------------
     Total distributions                                  (0.67)        (2.39)        (0.04)        (0.93)        (0.06)
                                                       ----------------------------------------------------------------
Net asset value at end of period                          13.27         15.98         21.06         17.41         15.39
                                                       ----------------------------------------------------------------
Total return (%)                                         (13.66)       (13.66)        21.22         19.96        (12.88)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
     average net assets                                    0.49          0.49          0.49 1        0.49          0.49
Expense reductions reflected in above ratio                0.11          0.12          0.16          0.30          0.32
Ratio of net investment income to
     average net assets                                    0.77          0.49          0.44          0.33          0.35
Portfolio turnover rate                                      44            49            54            41            40
Net assets, end of period ($ x 1,000,000)                   722           804           803           452           480

1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

                                                           11/1/01-      11/1/00-      11/1/99-      11/1/98-      11/1/97-
SELECT SHARES(R)                                           10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        16.00         21.09         17.44         15.41         17.75
                                                           ----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                        0.14          0.11          0.11          0.07          0.08
  Net realized and unrealized gains or losses                 (2.18)        (2.78)         3.61          2.90         (2.35)
                                                           ----------------------------------------------------------------
  Total income or loss from investment operations             (2.04)        (2.67)         3.72          2.97         (2.27)
Less distributions:
  Dividends from net investment income                        (0.10)        (0.11)        (0.07)        (0.07)        (0.07)
  Distributions from net realized gains                       (0.58)        (2.31)           --         (0.87)           --
                                                           ----------------------------------------------------------------
  Total distributions                                         (0.68)        (2.42)        (0.07)        (0.94)        (0.07)
                                                           ----------------------------------------------------------------
Net asset value at end of period                              13.28         16.00         21.09         17.44         15.41
                                                           ----------------------------------------------------------------
Total return (%)                                             (13.62)       (13.56)        21.37         20.14        (12.81)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                           0.38          0.38          0.38 1        0.38          0.38
Expense reductions reflected in above ratio                    0.07          0.08          0.12          0.27          0.33
Ratio of net investment income to
  average net assets                                           0.88          0.60          0.55          0.44          0.46
Portfolio turnover rate                                          44            49            54            41            40
Net assets, end of period ($ x 1,000,000)                       638           727           757           447           150

1 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS  As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/01)
 o  Non-income producing security
 =  Collateral for open futures contracts

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%   COMMON STOCK
         Market Value: $1,358,140
         Cost: $1,706,546

  0.0%   U.S. TREASURY OBLIGATIONS
         Market Value: $70
         Cost: $70
----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $1,358,210
         Cost: $1,706,616

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
COMMON STOCK 100.0% of investments

     AEROSPACE / DEFENSE 0.9%
     ---------------------------------------------------------------------------
     Curtiss-Wright Corp. 26,100                                           1,614
  o+ DRS Technologies, Inc. 44,100                                         1,461
   + EDO Corp. 51,700                                                        866
   o ESCO Technologies, Inc. 32,000                                        1,165
     GenCorp., Inc. 114,200                                                  934
     Kaman Corp., Class A 57,700                                             645
   o Sequa Corp., Class A 26,800                                           1,032
   o Teledyne Technologies, Inc. 82,200                                    1,188
   o Trimble Navigation Ltd. 75,400                                          988
   o Triumph Group, Inc. 40,800                                            1,004
   o Veeco Instruments, Inc. 76,670                                          919
                                                                     -----------
                                                                          11,816

     AIR TRANSPORTATION 0.6%
     ---------------------------------------------------------------------------
     Airborne, Inc. 124,200                                                1,601
   o AirTran Holdings, Inc. 187,300                                          712
   o Alaska Air Group, Inc. 68,500                                         1,482
   o Atlantic Coast Airlines Holdings, Inc. 118,400                        1,563
  o+ Atlas Air Worldwide Holdings, Inc. 102,200                              125
     EGL, Inc. 126,000                                                     1,684
     Frontier Airlines, Inc. 77,250                                          460
  o+ U.S. Airways Group, Inc. 176,100                                         89
  o+ UAL Corp. 151,100                                                       375
                                                                     -----------
                                                                           8,091

     ALCOHOLIC BEVERAGES 0.1%
     ---------------------------------------------------------------------------
   o The Robert Mondavi Corp., Class A 23,700                                782

     APPAREL 2.3%
     ---------------------------------------------------------------------------
   o The Buckle, Inc. 54,350                                                 992
   o Charlotte Russe Holding, Inc.56,900                                     703
o(8) Chico's FAS, Inc. 215,546                                             4,160
   o The Children's Place Retail Stores, Inc. 68,200                         600
   o Christopher & Banks Corp. 64,000                                      1,709
   o The Dress Barn, Inc. 73,400                                           1,152
   o Footstar, Inc. 54,400                                                   395
   o Genesco, Inc. 56,700                                                    905
   o The Gymboree Corp. 73,100                                             1,342
     Kellwood Co. 64,700                                                   1,511
   o Kenneth Cole Productions, Inc., Class A 51,750                        1,242
   o The Men's Wearhouse, Inc. 107,550                                     1,475
   o Nautica Enterprises, Inc. 89,000                                        997
   + Oshkosh B'Gosh, Inc., Class A 31,500                                    939
   o Pacific Sunwear of California 84,525                                  1,975
   o Polo Ralph Lauren Corp. 114,700                                       2,184
   o Quiksilver, Inc. 61,250                                               1,471
     Russell Corp. 82,600                                                  1,284
   o Too, Inc. 88,000                                                      2,226
   o Unifi, Inc. 143,300                                                     791
  o+ Urban Outfitters, Inc. 48,200                                         1,158
   o Wet Seal, Inc., Class A 78,225                                          910
     Wolverine World Wide, Inc. 105,700                                    1,703
                                                                     -----------
                                                                          31,824

See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS  As of October 31, 2002.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 2.3%
     ---------------------------------------------------------------------------
     A.O. Smith Corp., Class B 71,800                                      1,577
 =o+ American Axle & Manufacturing Holdings, Inc. 124,600                  2,953
     Arctic Cat, Inc. 58,400                                                 825
     Bandag, Inc. 49,700                                                   1,901
  =+ Carlisle Cos., Inc. 78,200                                            2,915
     Clarcor, Inc. 63,550                                                  1,964
   = Cooper Tire & Rubber Co. 190,600                                      2,480
   o Fleetwood Enterprises, Inc. 94,700                                      530
  o+ Group 1 Automotive, Inc. 58,800                                       1,243
   + Mcgrath Rentcorp 31,900                                                 700
     Modine Manufacturing Co. 85,700                                       1,499
   o Monaco Coach Corp. 73,800                                             1,195
     Oshkosh Truck Corp. 43,200                                            2,460
  o+ Sonic Automotive, Inc. 77,000                                         1,213
     Superior Industries International, Inc. 67,000                        2,845
   o Tower Automotive, Inc. 172,200                                          913
  o+ United Auto Group, Inc. 103,800                                       1,378
     Winnebago Industries, Inc. 48,700                                     2,208
                                                                     -----------
                                                                          30,799

     BANKS 6.7%
     ---------------------------------------------------------------------------
     Albama National Bancorp 30,600                                        1,424
     Anchor Bancorp Wisconsin, Inc. 62,900                                 1,303
   + BankAtlantic Bancorp, Inc., Class A 138,400                           1,290
     Boston Private Financial Holdings, Inc. 57,200                        1,053
     Chemical Financial Corp. 58,107                                       1,556
     Chittenden Corp. 82,225                                               2,250
   + Community Bank System, Inc. 33,100                                    1,059
     Community First Bankshares, Inc. 100,300                              2,749
     Corus Bankshares, Inc. 36,500                                         1,625
     Dime Community Bancshares 67,050                                      1,408
     East-West Bancorp, Inc. 60,400                                        2,084
     First Bancorp Puerto Rico 102,900                                     2,576
     First Charter Corp. 77,600                                            1,315
   = First Citizens BancShares, Inc., Class A 29,400                       2,933
     First Commonwealth Financial Corp. 152,400                            1,804
     First Financial Bancorp. 118,130                                      2,157
     First Financial Bancshares, Inc. 31,925                               1,234
   o FirstFed Financial Corp. 44,600                                       1,209
     FNB Corp. 110,818                                                     3,186
     Frontier Financial Corp. 49,000                                       1,275
     GBC Bancorp California 29,900                                           607
     Hancock Holding Co. 41,017                                            1,997
     Harbor Florida Bancshares, Inc. 62,800                                1,400
     Harleysville National Corp. 49,455                                    1,192
     Integra Bank Corp. 44,470                                               730
     Irwin Financial Corp. 70,900                                          1,028
     MAF Bancorp., Inc. 58,025                                             1,885
     Mid-State Bancshares 62,400                                           1,096
     National Penn Bancshares, Inc. 51,532                                 1,398
     NBT Bancorp., Inc. 85,900                                             1,495
  o+ Net.B@nk, Inc. 130,300                                                1,287
     PFF Bancorp, Inc. 34,100                                              1,051
     Provident Bankshares Corp. 62,994                                     1,424
  o+ Providian Financial Corp. 745,100                                     3,316
     Republic Bancorp, Inc. 137,200                                        1,689
     Riggs National Corp., Washington D.C. 73,700                          1,168
     S&T Bancorp, Inc. 69,000                                              1,823
   + Sandy Spring Bancorp, Inc. 37,400                                     1,192
   + Santander BanCorp 113,220                                             1,302
     Seacoast Financial Services Corp. 60,700                              1,318
  o+ Silicon Valley Bancshares 115,400                                     2,168
     The South Financial Group, Inc. 111,000                               2,403
  o+ Southwest Bancorp of Texas, Inc. 85,100                               2,404
     Sterling Bancshares, Inc. 112,250                                     1,377
     Susquehanna Bancshares, Inc. 101,575                                  2,153
     Texas Regional Bancshares, Inc., Class A 66,045                       2,176
   o Touch America Holdings, Inc. 268,200                                    118
     The Trust Co. of New Jersey 48,100                                    1,229
     Trustco Bank Corp. 186,720                                            1,992
     UCBH Holdings, Inc. 50,100                                            2,099
     UMB Financial Corp. 55,693                                            2,174
     United National Bancorp. 37,100                                         788
   + Waypoint Financial Corp. 97,800                                       1,671
     WesBanco, Inc. 53,800                                                 1,284
   = Whitney Holding Corp. 101,550                                         3,449
                                                                     -----------
                                                                          91,373


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     BUSINESS MACHINES & SOFTWARE 3.0%
     ---------------------------------------------------------------------------
  o+ Advanced Digital Information Corp. 160,400                            1,136
     Analogic Corp. 34,600                                                 1,383
  o+ Arbitron, Inc. 76,400                                                 2,609
   o Artesyn Technologies, Inc. 98,900                                       176
   o Ascential Software Corp. 644,700                                      1,560
   o Avocent Corp. 114,686                                                 2,294
   o Black Box Corp. 51,000                                                2,156
   o Borland Software Corp. 185,500                                        2,491
   o BroadVision, Inc. 81,877                                                179
   o CACI International, Inc., Class A 72,200                              2,954
   o Concurrent Computer Corp. 167,000                                       311
  o+ E.piphany, Inc. 191,000                                                 764
  o+ FalconStor Software, Inc. 115,700                                       459
  o+ Foundry Networks, Inc. 310,600                                        2,196
  o+ Handspring, Inc. 372,000                                                268
  o+ Informatica Corp. 210,700                                             1,096
   o Input/Output, Inc. 137,700                                              599
  o+ Inrange Technologies Corp., Class B 221,500                             523
   o Intergraph Corp. 119,400                                              2,197
   o InterVoice, Inc. 86,500                                                 122
  o+ Invision Technologies, Inc. 43,100                                    1,526
   o Iomega Corp. 135,560                                                  1,166
   o Kana Software, Inc. 60,330                                               79
   o LTX Corp. 126,200                                                       782
  o+ Magma Design Automation, Inc. 79,600                                    680
  o+ Matrixone, Inc. 122,400                                                 322
  o+ Micromuse, Inc. 199,900                                                 460
   o MICROS Systems, Inc. 45,300                                             940
   o MIPS Technology, Inc., Class A 100,500                                  207
  o+ MSC.Software Corp. 76,700                                               429
   o Netegrity, Inc. 87,350                                                  168
   o ProQuest Co. 69,900                                                   1,354
  o+ Read-Rite Corp. 320,600                                                 221
   o Renaissance Learning, Inc. 88,800                                     1,730
   o S1 Corp. 183,700                                                        814
   o Silicon Graphics, Inc. 539,000                                          442
   o Stellent, Inc. 57,300                                                   203
   o Systems & Computer Technology Corp. 88,200                              831
  o+ Ultimate Electronics, Inc. 37,200                                       485
  o+ Universal Access Global Holdings, Inc. 244,300                           61
  o+ Vastera, Inc. 102,200                                                   442
  o+ Virage Logic Corp. 52,000                                               587
  o+ Vitria Technology, Inc. 343,300                                         261
  o+ WebEx Communications, Inc. 104,800                                    1,643
                                                                     -----------
                                                                          41,306

      BUSINESS SERVICES 9.9%
      --------------------------------------------------------------------------
  o+  aaiPharma, Inc. 46,300                                                 698
      ABM Industries, Inc. 127,300                                         1,870
   o  Actel Corp. 64,900                                                   1,051
   o  Administaff, Inc. 74,400                                               452
   o  Advo, Inc. 49,500                                                    1,502
  o+  Aether Systems, Inc. 106,000                                           242
  o+  Agile Software Corp. 127,000                                           865
  o+  Akamai Technologies, Inc. 309,300                                      300
   o  American Management Systems, Inc. 110,800                            1,332
  o+  Ansys, Inc. 37,300                                                     731
   o  Aspen Technology, Inc. 82,400                                          164
 =o+  Barra, Inc. 50,200                                                   1,802
      Bowne & Co., Inc. 88,500                                               885
      Brady Corp., Class A 58,700                                          1,936
   o  Bright Horizons Family Solutions, Inc. 32,900                          890
  o+  Caminus Corp. 51,500                                                   129
  o+  Casella Waste Systems, Inc., Class A 61,700                            331
   o  CDI Corp. 49,400                                                     1,314
      Chemed Corp. 25,500                                                    899
   o  Ciber, Inc. 162,600                                                    875
   o  Clarent Corp. 105,200                                                    3
   o  Coinstar, Inc. 55,000                                                1,649
   o  Commerce One, Inc. 73,810                                              221
  o+  Connetics Corp. 80,600                                               1,030
o+(9) Corinthian Colleges, Inc. 108,800                                    4,123
  o+  CoStar Group, Inc. 40,600                                              664
  o+  Credence Systems, Corp. 158,100                                      1,317
   o  Dendrite International, Inc. 105,350                                   650
  o+  Digital Insight Corp. 83,900                                           874
  o+  Digital River, Inc. 69,800                                             729
  o+  Digitalthink, Inc. 103,800                                             161
  o+  Documentum, Inc. 102,800                                             1,502


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Echelon Corp. 102,500                                                 1,297
   o Eclipsys Corp. 120,500                                                  584
  o+ Edison Schools, Inc. 136,900                                             62
  =o Education Management Corp. 90,300                                     3,314
  o+ eFunds Corp. 122,900                                                  1,084
   o Entrust, Inc. 171,300                                                   387
  o+ F5 Networks, Inc. 67,100                                                630
  =o FactSet Research Systems, Inc. 86,500                                 2,366
   o Filenet Corp. 94,100                                                  1,021
  o+ First Consulting Group, Inc. 61,100                                     333
   o Forrester Research, Inc. 62,200                                         858
   o Freemarkets, Inc. 109,500                                               786
  o+ FTI Consulting, Inc. 53,100                                           2,209
     G&K Services, Inc., Class A 51,250                                    1,646
   o Gartner, Inc., Class B 215,000                                        1,733
   o Hyperion Solutions Corp. 85,545                                       2,310
  o+ I-Many, Inc. 105,100                                                    157
   o Identix, Inc. 206,232                                                 1,239
   o IDT Corp. 65,100                                                      1,120
   o IDX Systems Corp. 74,200                                              1,155
   o InFocus Corp. 103,900                                                   609
   o Infospace, Inc. 79,550                                                  645
  o+ infoUSA, Inc. 136,800                                                   575
  o+ Inktomi Corp. 371,100                                                   145
   o Intercept, Inc. 49,500                                                  783
  o+ Internet Capital Group, Inc. 743,100                                    275
  o+ Interwoven, Inc. 286,200                                                561
   o ITT Educational Services, Inc.  116,700                               2,550
  o+ JDA Software Group, Inc. 74,900                                         655
     John H. Harland Co. 76,000                                            1,455
   o Korn/Ferry International 98,800                                         843
  o+ Kroll, Inc. 86,700                                                    1,689
   o Kronos, Inc. 49,625                                                   1,781
   o Learning Tree International, Inc. 46,800                                800
  =o Legato Systems, Inc. 290,600                                          1,058
  o+ Liberate Technologies 282,800                                           373
  o+ Lightbridge, Inc. 76,300                                                482
  o+ Luminex Corp. 74,100                                                    482
   o MAXIMUS, Inc. 56,200                                                  1,145
   o MCSi, Inc. 65,200                                                       323
   o Mercury Computer Systems, Inc. 53,700                                 1,619
   o MPS Group, Inc. 263,400                                               1,420
   o MRO Software, Inc. 60,500                                               439
   o Nautilus Group, Inc. 88,649                                           1,218
   o NCO Group, Inc. 66,600                                                  914
  o+ Neoforma, Inc. 50,300                                                   564
  o+ Numerical Technologies, Inc. 88,900                                     361
   o NYFIX, Inc. 80,950                                                      311
   o Oak Technology, Inc. 148,600                                            247
   o On Assignment, Inc. 70,200                                              597
   o Paxar Corp. 103,335                                                   1,490
  o+ Pegasus Solutions, Inc. 66,600                                          726
   = Pittston Brink's Group 139,800                                        2,960
   o Portal Software, Inc. 448,900                                           269
   o Pre-Paid Legal Services, Inc. 50,800                                  1,095
   o PRG-Schultz International, Inc. 168,500                               1,572
   o ProBusiness Services, Inc. 74,200                                       675
   o Progress Software Corp. 87,700                                        1,094
   o R.H. Donnelley Corp. 76,300                                           1,846
   o RadiSys Corp. 44,800                                                    300
  o+ RealNetworks, Inc. 420,800                                            1,477
 =o+ Red Hat, Inc. 438,500                                                 1,969
  o+ Redback Networks, Inc. 417,700                                          205
  o+ Register.com 106,100                                                    401
  o+ Resources Connection, Inc. 54,800                                       938
  o+ RSA Security, Inc. 145,300                                              649
  o+ Sandisk Corp. 176,600                                                 3,491
  o+ Sapient Corp. 334,100                                                   518
   o Seachange International, Inc. 69,450                                    401
   o Seacor Smit, Inc. 49,850                                              2,049
  o+ Secure Computing Corp. 78,500                                           324
  o+ Seebeyond Technology Corp. 213,900                                      338
  o+ Sirius Satellite Radio, Inc. 205,100                                    186
  o+ Sonus Networks, Inc. 537,600                                            194
   o SourceCorp 44,800                                                     1,027
   o Spherion Corp. 152,300                                                  927
     Standard Register Co. 71,300                                          1,653
   o Stericycle, Inc. 97,200                                               3,237
     Strayer Education, Inc. 21,500                                        1,142
  o+ SYKES Enterprises, Inc. 108,300                                         360
   o Sylvan Learning Systems, Inc. 103,000                                 1,573
   o Take-Two Interactive Software Corp. 99,200                            2,557


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   + Talx Corp. 36,100                                                       484
  o+ TeleTech Holdings, Inc. 201,100                                       1,199
   o Tetra Tech, Inc. 140,018                                              1,243
   o Transaction Systems Architects, Inc., Class A 94,700                    706
  o+ TRC Cos., Inc. 31,800                                                   550
   o Trizetto Group, Inc. 119,400                                            727
  o+ Tularik, Inc. 131,700                                                   957
   o Unify Corp. 38,300                                                       12
  o+ UNOVA, Inc. 156,200                                                     781
   o URS Corp. 77,700                                                      1,473
   o Verity, Inc. 91,300                                                     824
     Wabtec Corp. 111,221                                                  1,584
     Wallace Computer Services, Inc. 105,800                               1,937
  o+ Watson Wyatt & Co. Holdings 84,800                                    1,675
  o+ webMethods, Inc. 134,400                                                972
  o+ Websense, Inc. 55,600                                                 1,123
                                                                     -----------
                                                                         134,291

     CHEMICAL 3.3%
     ---------------------------------------------------------------------------
     A. Schulman, Inc. 75,400                                              1,320
  =o Airgas, Inc. 182,100                                                  2,779
     Albemarle Corp. 107,800                                               3,031
     Arch Chemicals, Inc. 57,300                                           1,071
     Cambrex Corp. 66,000                                                  1,838
     Chemfirst, Inc. 36,300                                                1,034
   = Crompton Corp. 294,200                                                1,951
  o+ Cytec Industries, Inc. 99,600                                         2,411
     Ferro Corp. 104,000                                                   2,545
     Georgia Gulf Corp. 81,900                                             1,781
   + Great Lakes Chemical Corp. 129,700                                    3,154
     H.B. Fuller Co. 73,000                                                2,078
 =o+ Hercules, Inc. 282,900                                                2,716
   o International Specialty Products, Inc. 167,500                        1,549
     MacDermid, Inc. 83,900                                                1,685
     Millennium Chemicals, Inc. 162,000                                    1,502
     Olin Corp. 146,700                                                    2,385
     PolyOne Corp. 236,300                                                 1,890
     Rollins, Inc. 76,100                                                  1,800
   o SurModics, Inc. 43,200                                                1,478
   o Symyx Technologies, Inc. 81,900                                         943
     Tredegar Corp. 98,600                                                 1,272
     WD-40 Co. 40,700                                                      1,168
     Wellman, Inc. 82,200                                                    830
                                                                     -----------
                                                                          44,211

     CONSTRUCTION 2.4%
     ---------------------------------------------------------------------------
   + Apogee Enterprises, Inc. 73,200                                         866
   o Beazer Homes USA, Inc. 32,269                                         2,121
     Centex Construction Products, Inc. 47,400                             1,619
  o+ Champion Enterprises, Inc. 129,900                                      301
   o CoorsTek, Inc. 27,600                                                   411
   o Dycom Industries, Inc. 125,600                                        1,365
     ElkCorp 49,650                                                          783
   o EMCOR Group, Inc. 36,200                                              1,760
     Florida Rock Industries, Inc. 72,300                                  2,534
     Granite Construction, Inc. 108,625                                    1,740
  o+ Hovnanian Enterprises, Inc., Class A 60,200                           2,277
   o Insituform Technologies, Inc., Class A 68,400                         1,088
   + M/I Schottenstein Homes, Inc. 37,100                                  1,202
   o McDermott International, Inc. 165,300                                   587
     MDC Holdings, Inc. 67,524                                             2,535
   o Palm Harbor Homes, Inc. 58,900                                          766
  o+ Photon Dynamics, Inc. 42,700                                            916
  o+ Quanta Services, Inc. 163,000                                           518
     The Ryland Group, Inc. 67,400                                         2,804
   o Simpson Manufacturing Co., Inc. 63,600                                2,245
     Standard Pacific Corp. 82,300                                         1,998
     Texas Industries, Inc. 55,000                                         1,334
     Walter Industries, Inc. 114,500                                       1,254
                                                                     -----------
                                                                          33,024

     CONSUMER: DURABLE 1.1%
     ---------------------------------------------------------------------------
     + American Woodmark Corp. 21,200                                      1,120
     o Genlyte Group, Inc. 34,600                                          1,292
    o+ Griffon Corp. 87,600                                                1,012
    o+ Helen of Troy Ltd. 72,500                                             700
       Kimball International, Inc., Class B 98,100                         1,494
     o Linens `N Things, Inc. 113,400                                      2,666
=o(10) Rent-A-Center, Inc. 89,800                                          3,983


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Thomas Industries, Inc. 41,700                                        1,200
     Toro Co. 29,200                                                       1,865
                                                                     -----------
                                                                          15,332

     CONSUMER: NONDURABLE 3.7%
     ---------------------------------------------------------------------------
  o+ Acclaim Entertainment, Inc. 242,700                                     257
   + Action Performance Cos., Inc. 46,900                                    968
   o American Greetings Corp., Class A 170,000                             2,557
  o+ California Pizza Kitchen, Inc. 47,600                                 1,262
  =o CEC Entertainment, Inc. 70,500                                        1,960
     Churchill Downs, Inc. 33,800                                          1,327
  o+ CKE Restaurants, Inc. 150,200                                           608
  o+ Corvis Corp. 973,000                                                    613
     Dover Motorsports, Inc. 101,000                                         385
   o Fossil, Inc. 118,350                                                  2,321
  o+ Handleman Co. 68,100                                                    680
   o IHOP Corp. 53,400                                                     1,222
   o Isle of Capris Casinos, Inc. 74,400                                     956
   o Jack in the Box, Inc. 100,900                                         2,189
  o+ Jakks Pacific, Inc. 59,800                                              792
   + Landry's Restaurants, Inc. 70,200                                     1,598
   + Lone Star Steakhouse & Saloon, Inc. 57,200                            1,192
     The Marcus Corp. 75,425                                               1,073
   o Midway Games, Inc. 120,166                                              488
   o O'Charleys, Inc. 48,200                                                 950
   o P.F. Chang's China Bistro, Inc. 64,600                                2,229
  o+ Panera Bread Co., Class A 74,200                                      2,411
   o Papa John's International, Inc.  50,700                               1,320
  o+ Penn National Gaming, Inc. 102,200                                    2,120
   o Rare Hospitality International, Inc. 55,500                           1,481
     Regis Corp. 111,050                                                   3,245
     Russ Berrie & Co., Inc. 51,900                                        1,683
   o Ryan's Family Steak Houses, Inc. 113,850                              1,168
   o SCP Pool Corp. 59,750                                                 1,703
   o Sonic Corp. 103,800                                                   2,415
  o+ Sotheby's Holdings, Inc., Class A 158,600                             1,204
  o+ Stewart Enterprises, Inc., Class A 269,100                            1,472
   o The Topps Co., Inc. 109,900                                             912
   o Triarc Cos., Inc. 52,600                                              1,262
   = Tupperware Corp. 149,600                                              2,415
                                                                     -----------
                                                                          50,438

     CONTAINERS 0.2%
     ---------------------------------------------------------------------------
     Greif Brothers Corp., Class A 58,700                                  1,490
   o Mobile Mini, Inc. 36,500                                                529
  o+ Silgan Holdings, Inc. 46,200                                            856
                                                                     -----------
                                                                           2,875

     ELECTRONICS 7.5%
     ---------------------------------------------------------------------------
   o Alliance Semiconductor Corp. 101,700                                    424
   o Anadigics, Inc. 82,400                                                  190
   o Anaren Microwave, Inc. 57,900                                           532
   o Anixter International, Inc. 95,200                                    2,196
   o AstroPower, Inc. 56,099                                                 445
   o Asyst Technologies, Inc. 95,500                                         573
   o ATMI, Inc. 78,400                                                     1,442
  o+ Avanex Corp. 182,800                                                    137
     Belden, Inc. 63,400                                                     878
   o Benchmark Electronics, Inc. 61,900                                    1,378
   o Brooks-PRI Automation, Inc. 87,024                                    1,331
     C&D Technologies, Inc. 67,600                                         1,078
   o C-COR.net Corp. 94,700                                                  393
   o Cable Design Technologies Corp. 116,875                                 573
   o Caliper Technologies Corp. 62,300                                       253
   o Checkpoint Systems, Inc. 84,900                                         858
  o+ ChipPAC, Inc., Class A 217,500                                          577
  o+ Cirrus Logic, Inc. 217,300                                              717
  o+ CMGI, Inc. 1,040,200                                                    551
   o Coherent, Inc. 76,200                                                 1,346
     Cohu, Inc. 53,000                                                       836
   o CommScope, Inc. 159,600                                               1,253
   o Computer Network Technology Corp. 70,700                                431
  o+ Concord Communications, Inc. 43,300                                     317
   o COX Radio, Inc., Class A 106,100                                      2,519
     CTS Corp. 87,800                                                        527
   + Cubic Corp. 68,600                                                    1,043
   o Cyberonics, Inc. 55,800                                                 893
   o Cymer, Inc. 87,700                                                    2,203
  o+ DDI Corp. 123,800                                                        25
   o Dionex Corp. 53,900                                                   1,661
   o DSP Group, Inc. 69,200                                                  990
   o Dupont Photomasks, Inc. 46,100                                          963


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Electro Scientific Industries, Inc. 70,200                            1,311
   o Electronics for Imaging, Inc. 139,300                                 2,538
  o+ Emcore Corp. 94,700                                                     189
   o Esterline Technologies Corp. 53,600                                     973
   o Exar Corp. 101,200                                                    1,275
  o+ FEI Co. 83,700                                                        1,343
  o+ Flir Systems, Inc. 42,800                                             2,026
   + General Cable Corp. 88,600                                              251
  o+ Getty Images, Inc. 136,500                                            3,912
   o Harmonic, Inc. 155,365                                                  278
     Helix Technology Corp. 67,700                                           693
  o+ Hollywood Entertainment Corp. 151,100                                 2,971
   o Hutchinson Technology, Inc. 65,100                                    1,353
   o Imation Corp. 90,200                                                  3,691
   o Intermagnetics General Corp. 41,914                                     800
  o+ Itron, Inc. 52,300                                                    1,145
   o Kopin Corp. 182,500                                                     677
   o Kulicke & Soffa Industries, Inc. 132,600                                497
   o Littelfuse, Inc. 57,800                                                 904
   o Loral Space & Communications Corp. 952,900                              324
  o+ Macromedia, Inc. 154,000                                              1,726
  o+ Mattson Technology, Inc. 120,300                                        240
   o Microsemi Corp. 75,600                                                  562
  o+ Microtune, Inc. 143,200                                                 242
  o+ Newport Corp. 97,700                                                  1,071
     Park Electrochemical Corp. 50,050                                       903
   o Paxson Communications Corp. 148,800                                     391
  o+ Pemstar, Inc. 94,600                                                    134
   o Pericom Semiconductor Corp. 68,200                                      586
   o Photronics, Inc. 82,400                                               1,000
   o Pinnacle Systems, Inc. 151,400                                        1,800
     Pioneer Standard Electronics, Inc. 85,200                               596
  o+ Pixelworks, Inc. 114,700                                                654
  o+ Plantronics, Inc. 117,700                                             1,763
   o Plexus Corp. 110,700                                                  1,188
   o Power Intergrations, Inc. 72,100                                      1,272
  o+ Power-One, Inc. 205,600                                               1,106
  o+ Powerwave Technologies, Inc. 172,500                                    795
  o+ Rambus, Inc. 255,300                                                  1,425
   o Rayovac Corp. 82,700                                                  1,166
   o Remec, Inc. 124,350                                                     400
   o Rogers Corp. 40,500                                                   1,012
  o+ Rudolph Technologies, Inc. 41,700                                       712
  o+ Silicon Storage Technology, Inc. 243,600                              1,086
   o Skyworks Solutions, Inc. 355,200                                      2,522
  o+ SpeechWorks International, Inc. 83,600                                  171
   + Technitrol, Inc. 104,200                                              1,524
  o+ Tekelec, Inc. 155,200                                                 1,344
  o+ Terayon Communication Systems, Inc. 182,200                             364
  o+ Therma-Wave, Inc. 77,300                                                 47
   o Thomas & Betts Corp. 149,900                                          2,482
   o THQ, Inc. 102,050                                                     1,476
   o Three-Five Systems, Inc. 55,149                                         314
   o Tollgrade Communications, Inc. 34,700                                   367
  o+ Transwitch Corp. 236,300                                                 95
   o Tweeter Home Entertainment Group, Inc. 62,800                           491
  =o Varian Semiconductor Equipment 85,900                                 2,046
   o Varian, Inc. 88,100                                                   2,591
     Vector Group Ltd. 89,687                                                942
   o Viasat, Inc. 68,500                                                     554
  o+ Vicor Corp. 112,600                                                     749
   o VISX, Inc. 138,100                                                    1,120
   o Western Digital Corp. 497,700                                         3,081
   o Zoran Corp. 70,500                                                    1,057
                                                                     -----------
                                                                         101,851

     ENERGY: RAW MATERIALS 2.6%
     ---------------------------------------------------------------------------
     Arch Coal, Inc. 135,200                                               2,347
   o Atwood Oceanics, Inc. 35,700                                          1,064
     Cabot Oil & Gas Corp., Class A 81,600                                 1,784
   + Chesapeake Energy Corp. 427,900                                       2,987
   o Dril-Quip, Inc. 44,600                                                  903
   o Energy Conversion Devices, Inc. 57,800                                  573
   o Evergreen Resources, Inc. 48,000                                      1,974
   o FuelCell Energy, Inc. 103,700                                           598
   o Grey Wolf, Inc. 467,000                                               1,868
   o Key Energy Services, Inc. 286,100                                     2,555
     The Laclede Group, Inc. 48,700                                        1,149
   o Newpark Resources, Inc. 196,700                                         633
   + NL Industries, Inc. 124,700                                           2,002
   o Offshore Logistics, Inc. 56,700                                       1,217
   o Parker Drilling Co. 247,900                                             578


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Plains Resources, Inc. 61,200                                         1,366
   o Seitel, Inc. 64,800                                                      42
   o Swift Energy Co. 69,900                                                 503
   o Tom Brown, Inc. 100,400                                               2,400
  o+ Ultra Petroleum Corp. 194,400                                         1,600
   o Unit Corp. 111,400                                                    2,150
     USEC, Inc. 210,300                                                    1,409
  o+ W-H Energy Services, Inc. 66,600                                      1,107
     Western Gas Resources, Inc. 84,500                                    2,798
                                                                     -----------
                                                                          35,607

     FOOD & AGRICULTURE 2.5%
     ---------------------------------------------------------------------------
   o American Italian Pasta Co., Class A 45,300                            1,561
     Bob Evans Farms, Inc. 92,000                                          2,288
     Corn Products International, Inc. 91,400                              2,694
   o Del Monte Foods Co. 134,800                                           1,081
     Delta & Pine Land Co. 97,300                                          1,865
     Fleming Cos., Inc. 141,600                                              912
  o+ Flowers Foods, Inc. 77,000                                            1,711
     Fresh Del Monte Produce, Inc. 143,600                                 3,914
   o Hain Celestial Group, Inc. 86,800                                     1,244
   o International Multifoods Corp. 48,600                                   945
   = Interstate Bakeries Corp. 114,100                                     2,842
 (4) J.M. Smuckers Co. 126,813                                             4,643
     Lance, Inc. 74,800                                                      873
   + Nash Finch Co. 30,400                                                   375
   o RalCorp Holdings, Inc. 77,366                                         1,749
     Sensient Technologies Corp. 121,700                                   2,963
  o+ Tejon Ranch Co. 37,000                                                  992
   o United Natural Foods, Inc. 48,300                                     1,174
                                                                     -----------
                                                                          33,826

     HEALTHCARE / DRUGS & MEDICINE 10.0%
     ---------------------------------------------------------------------------
   o Accredo Health, Inc. 80,604                                           3,730
  o+ Albany Molecular Research, Inc. 83,600                                1,291
   o Alexion Pharmaceuticals, Inc. 46,900                                    478
   + Alpharma, Inc., Class A 132,500                                       1,256
  o+ American Healthways, Inc. 40,200                                        790
  o+ American Medical Systems Holdings, Inc. 82,500                        1,154
   o Ameripath, Inc. 80,600                                                1,207
   o Amylin Pharmaceuticals, Inc. 205,400                                  3,570
  o+ Antigenics, Inc. 85,100                                                 806
   o Arqule, Inc. 52,600                                                     302
     Arrow International, Inc. 56,400                                      1,983
   o Arthrocare Corp. 55,400                                                 603
  o+ Atrix Labs, Inc. 53,000                                                 969
   o Beverly Enterprises, Inc. 279,700                                       627
   o Bio-Rad Laboratories, Inc., Class A 64,300                            2,740
   o Bio-Technology General Corp. 150,400                                    477
  o+ BioMarin Pharmaceuticals, Inc. 137,800                                  889
   o Biopure Corp. 78,900                                                    410
   o Cell Genesys, Inc. 92,400                                               967
   o Cell Therapeutics, Inc. 90,300                                          558
   o Cerus Corp. 40,600                                                      724
   o Cima Labs, Inc. 35,000                                                  818
  o+ Conceptus, Inc. 55,900                                                  779
   o Conmed Corp. 73,200                                                   1,433
     Cooper Cos., Inc. 39,200                                              2,078
   o Corixa Corp. 127,100                                                  1,087
   o Corvel Corp. 28,400                                                     937
   o Cryolife, Inc. 51,700                                                   200
   o Cubist Pharmaceuticals, Inc. 76,000                                     491
   o CuraGen Corp. 130,800                                                   496
     Datascope Corp. 38,100                                                  946
     Diagnostic Products Corp. 73,000                                      3,011
  o+ Dianon Systems, Inc. 32,300                                           1,292
  o+ Digene Corp. 47,100                                                     390
  o+ Diversa Corp. 92,700                                                    901
  o+ Durect Corp. 127,300                                                    412
   o Emisphere Technologies, Inc. 45,800                                     177
   o Enzo Biochem, Inc. 73,568                                             1,071
  o+ Exelixis, Inc. 149,800                                                  740
  o+ First Horizon Pharmaceutical Corp. 95,200                               349
   o Gene Logic, Inc. 72,300                                                 548
   o Genta, Inc. 190,300                                                   1,484
   o Gentiva Health Services 71,700                                          569
   o Guilford Pharmaceuticals, Inc. 76,700                                   385
   o Haemonetics Corp. 65,300                                              1,385
     Hooper Holmes, Inc. 171,000                                           1,137
  o+ ICU Medical, Inc. 33,600                                              1,302
   o Idexx Laboratories, Inc. 83,900                                       2,895
  o+ Igen International, Inc. 61,600                                       2,205


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Ilex Oncology, Inc. 86,000                                              528
   o Immunogen, Inc. 102,600                                                 329
   o Immunomedics, Inc. 132,500                                              925
   o Impath, Inc. 41,500                                                     666
   o Inamed Corp. 51,900                                                   1,384
   o Indevus Pharmaceuticals, Inc. 120,700                                   243
  o+ Inhale Therapeutic Systems, Inc. 144,900                                922
  o+ Inspire Pharmaceuticals, Inc. 66,600                                    386
  o+ Integra LifeSciences Holdings Corp. 69,200                              956
  o+ Intuitive Surgical, Inc. 93,900                                         629
     Invacare Corp. 79,300                                                 2,506
   o Isis Pharmaceuticals, Inc. 140,400                                    1,370
   o KV Pharmaceutical Co., Class A 79,150                                 1,346
   o Ligand Pharmaceuticals, Inc., Class B 184,800                         1,216
   o Martek Biosciences Corp. 59,000                                         928
   o Maxygen, Inc. 92,100                                                    694
  o+ Medicines Co. 100,700                                                 1,462
     Mentor Corp. 60,300                                                   2,285
  o+ MGI Pharma, Inc. 62,200                                                 467
=o(6)Mid Atlantic Medical Services, Inc. 118,100                           4,299
  o+ MIM Corp. 61,300                                                        439
   o Myriad Genetics, Inc. 60,800                                          1,098
   o Nabi Biopharmaceuticals 98,400                                          585
   o NBTY, Inc. 171,600                                                    2,668
   + NDCHealth Corp. 90,600                                                1,599
  o+ Neopharm, Inc. 41,700                                                   643
   o Neose Technologies, Inc. 36,400                                         268
   o Noven Pharmacuticals, Inc. 58,100                                       744
   o NPS Pharmacuticals, Inc. 77,600                                       2,016
   o OraSure Technologies, Inc. 96,200                                       489
     Owens & Minor, Inc. 87,600                                            1,289
   o PacifiCare Health Systems, Inc. 92,300                                2,728
   o Parexel International Corp. 64,200                                      771
   o Pediatrix Medical Group, Inc. 66,300                                  2,652
  o+ Peregrine Pharmaceuticals, Inc. 280,500                                 166
   o Perrigo Co. 186,400                                                   2,349
  o+ Pharmaceutical Resources, Inc. 83,800                                 1,975
   o Pharmacopeia, Inc. 61,900                                               605
   o Province Healthcare Co. 123,700                                       1,614
   o PSS World Medical, Inc. 186,600                                       1,426
   o Regeneron Pharmaceuticals, Inc. 114,400                               1,731
   o RehabCare Group, Inc. 44,700                                            940
   o Respironics, Inc. 85,200                                              2,721
  o+ Sangstat Medical Corp. 67,000                                         1,250
   o Scios, Inc. 118,700                                                   3,426
  o+ Sequenom, Inc. 96,600                                                   225
   o Serologicals Corp. 65,200                                               628
  o+ Sola International, Inc. 65,500                                         818
     Spartech Corp. 75,100                                                 1,371
   o Sunrise Assisted Living, Inc. 57,100                                  1,188
   o SuperGen, Inc. 84,600                                                   229
   o Sybron Dental Specialties, Inc. 97,800                                1,413
   o Syncor International Corp. 65,900                                     2,361
  o+ Tanox, Inc. 113,900                                                   1,099
  o+ Telik, Inc. 72,400                                                    1,068
   o Thoratec Corp. 147,400                                                1,312
   o Trimeris, Inc. 47,900                                                 2,534
   o US Oncology, Inc. 237,672                                             1,904
   o Ventana Medical Systems 41,500                                          722
  o+ Viasys Healthcare, Inc. 68,700                                        1,105
  o+ Viropharma, Inc. 60,500                                                  54
     West Pharmaceutical Services, Inc. 37,000                               710
   o Xoma Ltd. 185,400                                                     1,070
   o Zoll Medical Corp. 22,900                                               743
                                                                     -----------
                                                                         135,336

     HOUSEHOLD PRODUCTS 0.4%
     ---------------------------------------------------------------------------
     Church & Dwight Co., Inc. 100,500                                     3,475
   o Playtex Products, Inc. 158,600                                        1,380
                                                                     -----------
                                                                           4,855

     INSURANCE 3.2%
     ---------------------------------------------------------------------------
     Alfa Corp. 203,700                                                    2,505
     Argonaut Group, Inc. 55,600                                             798
  o+ Clark/Bardes, Inc. 44,300                                               749
     CNA Surety Corp. 110,400                                              1,532
     Delphi Financial Group, Inc., Class A 52,771                          2,045
     FBL Financial Group, Inc., Class A 67,600                             1,386
   + Fremont General Corp. 189,100                                           936
     Great American Financial Resources, Inc. 109,250                      1,747


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Harleysville Group, Inc. 75,900                                       2,165
     Hilb, Rogal & Hamilton Co. 76,000                                     3,116
     Horace Mann Educators Corp. 105,200                                   1,579
     Kansas City Life Insurance Co. 31,000                                 1,184
     LandAmerica Financial Group, Inc. 48,100                              1,708
     Liberty Corp. 49,800                                                  1,845
     Midland Co. 45,800                                                      824
   o National Western Life Insurance Co., Class A 8,600                      792
     Nationwide Financial Services, Inc., Class A 63,487                   1,759
   o Ohio Casualty Corp. 155,200                                           2,047
   o Philadelphia Consolidated Holding Co. 56,400                          1,891
     PMA Capital Corp., Class A 80,800                                     1,099
     Presidential Life Corp. 77,200                                          950
   o ProAssurance Corp. 67,296                                             1,127
     RLI Corp. 51,550                                                      1,443
     Selective Insurance Group, Inc. 68,900                                1,543
     State Auto Financial Corp. 100,300                                    1,598
   o Stewart Information Services Corp. 46,000                               954
   o Triad Guaranty, Inc. 35,300                                           1,294
   o UICI 123,000                                                          1,793
     Zenith National Insurance Corp. 48,200                                1,350
                                                                     -----------
                                                                          43,759

     MEDIA 2.2%
     ---------------------------------------------------------------------------
   + Advanced Marketing Services, Inc. 49,400                                862
   o Arris Group, Inc. 215,500                                               375
     Banta Corp. 65,700                                                    2,024
  o+ CNET Networks, Inc. 363,700                                             720
  o+ Crown Media Holdings, Inc., Class A 198,200                             555
  o+ Cumulus Media, Inc., Class A 125,300                                  2,148
  o+ Emmis Communications Corp., Class A 136,800                           2,985
   o Gaylord Entertainment Co. 87,200                                      1,541
     Grey Global Group, Inc. 3,300                                         1,949
   o Insight Communications Co. 131,100                                    1,277
   o Journal Register Co. 108,500                                          2,004
   = Media General, Inc., Class A 59,800                                   3,271
  o+ Movie Gallery, Inc. 83,100                                            1,512
   o Price Communications Corp. 141,200                                    1,884
  o+ Primedia, Inc. 644,500                                                1,244
     Pulitzer, Inc. 23,600                                                 1,097
   o Salem Communications Corp., Class A 46,200                            1,144
   o Sinclair Broadcast Group, Inc., Class A 114,400                       1,353
  o+ Spanish Broadcasting System, Class A 98,500                             653
   o UnitedGlobalCom, Inc., Class A 269,400                                  509
   o Valuevision Media, Inc., Class A 93,600                               1,237
                                                                     -----------
                                                                          30,344

      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
  o+  1-800-Flowers.com, Inc., Class A 72,400                                500
      Mine Safety Appliances Co. 30,800                                    1,079
=o(5) Radio One, Inc., Class A 273,100                                     4,588
  o+  Wilson Greatbatch Technologies, Inc. 53,700                          1,502
                                                                     -----------
                                                                           7,669

     MISCELLANEOUS FINANCE 3.2%
     ---------------------------------------------------------------------------
     1st Source Corp. 53,600                                                 651
     Amcore Financial, Inc. 64,050                                         1,482
     American Capital Strategies Ltd. 102,400                              2,013
   o Ameritrade Holding Corp. 516,100                                      2,343
  o+ Bankunited Financial Corp., Class A 63,400                            1,029
  o+ Bay View Capital Corp. 162,200                                          968
  o+ Blackrock, Inc. 42,800                                                1,529
     Cathay Bancorp., Inc. 44,700                                          1,799
     Charter Municipal Mortgage Acceptance Co. 107,400                     1,874
     Commercial Federal Corp. 115,800                                      2,692
   o CompuCredit Corp. 119,600                                               556
     CVB Financial Corp. 89,752                                            2,049
  =+ Downey Financial Corp. 72,400                                         2,802
   o Financial Federal Corp. 46,400                                        1,300
     First Sentinel Bancorp., Inc. 77,591                                  1,044
   + Flagstar Bancorp., Inc. 75,000                                        1,444
   + Glacier Bancorp, Inc. 43,400                                            991
   + Hudson River Bancorp. 39,400                                            914
     International Bancshares Corp. 81,781                                 2,985
  =+ Jefferies Group, Inc. 69,800                                          2,907
   + MB Financial, Inc. 45,300                                             1,536


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Northwest Bancorp, Inc. 122,349                                       1,676
   o Ocwen Financial Corp. 178,600                                           489
     Pacific Capital Bancorp. 89,999                                       2,415
   = Staten Island Bancorp., Inc. 154,000                                  2,846
     SWS Group, Inc. 44,262                                                  573
     Value Line, Inc. 25,700                                                 990
                                                                     -----------
                                                                          43,897

     NON-FERROUS METALS 0.7%
     ---------------------------------------------------------------------------
     Commercial Metals Co. 74,266                                          1,210
     Kaydon Corp. 77,400                                                   1,546
     Minerals Technologies, Inc. 49,500                                    2,173
   o Mueller Industries, Inc. 86,500                                       2,314
     Reliance Steel & Aluminum Co. 80,975                                  1,696
  o+ Stillwater Mining Co. 111,400                                           890
                                                                     -----------
                                                                           9,829

     OIL: DOMESTIC 1.4%
     ---------------------------------------------------------------------------
   o CAL Dive International, Inc. 95,300                                   2,094
   + Frontier Oil Corp. 69,100                                             1,037
   o Global Industries Ltd. 263,700                                        1,055
   o Houston Exploration Co. 78,000                                        2,396
     Patina Oil & Gas Corp. 70,025                                         2,041
   o Remington Oil & Gas Corp. 68,000                                      1,047
   o Spinnaker Exploration Co. 83,600                                      1,609
     St. Mary Land & Exploration Co. 71,600                                1,814
   o Stone Energy Corp. 67,640                                             2,175
   o Superior Energy Services, Inc. 190,300                                1,559
   o Tesoro Petroleum Corp. 163,200                                          532
   + Vintage Petroleum, Inc. 162,900                                       1,564
                                                                     -----------
                                                                          18,923

     OPTICAL & PHOTO 0.2%
     ---------------------------------------------------------------------------
   o Oakley, Inc. 176,500                                                  2,086
   o Ocular Sciences, Inc. 60,500                                          1,292
                                                                     -----------
                                                                           3,378

     PAPER & FOREST PRODUCTS 0.8%
     ---------------------------------------------------------------------------
   o Buckeye Technologies, Inc. 93,800                                       585
     Chesapeake Corp. 39,100                                                 598
     Glatfelter 113,200                                                    1,365
     Longview Fibre Co. 131,200                                              892
   o Louisiana-Pacific Corp. 270,000                                       1,820
     Potlatch Corp. 72,500                                                 1,895
   + Rock Tennessee Co., Class A 89,100                                    1,261
     Universal Forest Products, Inc. 44,900                                  803
     Wausau Mosinee Paper Corp. 132,525                                    1,266
                                                                     -----------
                                                                          10,485

      PRODUCER GOODS & MANUFACTURING 5.8%
      --------------------------------------------------------------------------
      Acuity Brands, Inc. 106,600                                          1,278
   o  Advanced Energy Industries, Inc. 82,300                                997
  o+  Aeroflex, Inc. 154,700                                                 896
=o(3) AGCO Corp. 191,000                                                   4,851
      Albany International Corp., Class A 81,683                           1,731
      Ametek, Inc. 84,700                                                  2,989
      Applied Industrial Technologies, Inc. 49,600                           863
      Baldor Electric Co. 87,520                                           1,646
      Barnes Group, Inc. 47,500                                            1,012
   +  Blyth, Inc. 118,800                                                  3,350
      Briggs & Stratton Corp. 55,900                                       2,149
   o  Cognex Corp. 112,600                                                 2,135
   o  Cuno, Inc. 42,300                                                    1,315
      Federal Signal Corp. 123,400                                         2,084
  =o  Flowserve Corp. 144,334                                              1,692
      Franklin Electric Co., Inc. 28,100                                   1,235
   o  Gardner Denver, Inc. 40,400                                            605
   =  Graco, Inc. 121,882                                                  3,333
   o  GrafTech International Ltd. 146,100                                    573
      Hughes Supply, Inc. 61,150                                           2,088
      IDEX Corp. 84,225                                                    2,530
   o  Ionics, Inc. 45,200                                                  1,027
      JLG Industries, Inc. 112,100                                           891
      Kennametal, Inc. 87,400                                              2,724
      Lennox International, Inc. 149,100                                   1,929
      Libbey, Inc. 39,500                                                  1,114
      Lincoln Electric Holdings, Inc. 108,900                              2,564
   o  Lone Star Technologies, Inc. 72,700                                    949
      Manitowoc Co., Inc. 68,862                                           1,624
      Matthews International Corp., Class A 81,200                         1,896
      Milacron, Inc. 89,800                                                  512
   o  MSC Industrial Direct Co., Class A 93,800                            1,216
      NACCO Industries, Inc., Class A 16,850                                 728
      Nordson Corp. 85,300                                                 2,210


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Oceaneering International, Inc. 64,000                                1,773
     Regal Beloit Corp. 64,700                                             1,137
   o Safeguard Scientifics, Inc. 304,000                                     374
     Sauer-Danfoss, Inc. 125,500                                             929
   o SPS Technologies, Inc. 33,800                                           821
     Steelcase, Inc., Class A 96,400                                         878
     Stewart & Stevenson Services 73,200                                     802
     Tecumseh Products Co., Class A 47,700                                 2,164
     Tennant Co. 23,400                                                      706
   o Terex Corp. 114,100                                                   1,330
   = The Timken Co. 154,600                                                2,817
     Trinity Industries, Inc. 119,650                                      1,879
   o Ultratech Stepper, Inc. 61,000                                          537
     Watsco, Inc. 68,300                                                   1,093
     Watts Industries, Inc., Class A 68,600                                1,130
     Woodward Governor Co. 29,700                                          1,129
                                                                     -----------
                                                                          78,235

     RAILROAD & SHIPPING 0.7%
     ---------------------------------------------------------------------------
     Alexander & Baldwin, Inc. 104,700                                     2,434
   + Florida East Coast Industries, Inc., Class A 94,400                   2,256
   o Kansas City Southern Industries, Inc. 157,100                         2,200
     Overseas Shipholding Group, Inc. 88,600                               1,537
  o+ RailAmerica, Inc. 83,000                                                609
                                                                     -----------
                                                                           9,036

     REAL PROPERTY 8.5%
     ---------------------------------------------------------------------------
   + Alexandria Real Estate Equities, Inc. 47,000                          1,974
   + AMLI Residential Properties 46,200                                      970
   + Annaly Mortgage Management, Inc. 215,800                              3,783
   + Anthracite Capital, Inc. 120,800                                      1,278
   + Bedford Property Investors 43,000                                     1,070
  =+ Brandywine Realty Trust 91,700                                        1,834
   + Capital Automotive Corp. 72,800                                       1,784
   + CBL & Associates Properties, Inc. 77,100                              2,850
  =+ Centerpoint Properties Corp. 58,800                                   3,168
  =+ Chateau Communities, Inc. 74,400                                      1,660
   + Chelsea Property Group, Inc. 97,000                                   3,157
   + Colonial Properties Trust 56,900                                      1,881
   + Commercial Net Lease Realty 105,600                                   1,647
   + Cornerstone Realty Income Trust, Inc. 125,400                           971
  o+ Corrections Corp. of America 72,000                                   1,158
  =+ Cousins Properties, Inc. 128,400                                      2,876
  =+ Developers Diversified Realty Corp. 166,800                           3,569
   + Eastgroup Properties 41,200                                             999
   + Essex Property Trust, Inc. 45,600                                     2,164
   + Federal Realty Investment Trust 111,000                               2,925
   + FelCor Lodging Trust, Inc. 136,400                                    1,525
  =+ First Industrial Realty Trust 100,800                                 2,726
   + Gables Residential Trust 62,900                                       1,425
   + Getty Realty Corp. 55,400                                             1,085
   + Glenborough Realty Trust, Inc. 72,600                                 1,325
   + Glimcher Realty Trust 87,900                                          1,419
  =+ Health Care Real Estate Investment Trust, Inc. 99,300                 2,788
  =+ Healthcare Realty Trust, Inc. 106,600                                 3,300
   + Home Properties of NY, Inc. 68,200                                    2,162
   + HRPT Properties Trust 332,100                                         2,614
   + Innkeepers USA Trust 94,200                                             731
   + JDN Realty Corp. 89,500                                                 974
  o+ Jones Lang LaSalle, Inc. 77,800                                       1,311
   + Kilroy Realty Corp. 70,900                                            1,526
   + Koger Equity, Inc. 56,300                                               874
  o+ La Quinta Corp. 396,300                                               1,748
   + Lexington Corp. Properties Trust 76,600                               1,157
     LNR Property Corp. 63,200                                             2,253
   + Manufactured Home Communities, Inc. 55,500                            1,584
   + Meristar Hospitality Corp. 118,000                                      897
   + Mid-America Apartment Communities, Inc. 45,100                        1,064
   + The Mills Corp. 100,200                                               2,780
   + National Health Investors, Inc. 67,600                                1,092
   + Nationwide Health Properties, Inc. 127,500                            2,173
   + Pan Pacific Retail Properties, Inc. 85,600                            2,868
   + Pennsylvania Real Estate Investment Trust 41,000                      1,052
   + Prentiss Properties Trust 98,500                                      2,654
   + PS Business Parks, Inc. 55,700                                        1,765


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   + Realty Income Corp. 89,500                                            2,994
   + Reckson Associates Realty Corp. 125,700                               2,553
   + Senior Housing Properties Trust 150,400                               1,540
   + Shurgard Storage Centers, Inc., Class A 92,700                        2,799
   + SL Green Realty Corp. 78,500                                          2,291
   + Sovran Self Storage, Inc. 31,800                                        924
   + Summit Properties, Inc. 69,800                                        1,264
   + Sun Communities, Inc. 46,800                                          1,584
   + Thornburg Mortgage, Inc. 117,100                                      2,219
   + Town & Country Trust 41,600                                             807
   o Trammell Crow Co. 95,200                                                852
   + Ventas, Inc. 179,000                                                  2,041
   + Washington Real Estate Investment Trust 100,000                       2,408
                                                                     -----------
                                                                         114,866

     RETAIL 3.9%
     ---------------------------------------------------------------------------
    o  7-Eleven, Inc. 270,840                                              2,205
    o+ Alloy, Inc. 101,100                                                   973
    o  AnnTaylor Stores Corp. 113,699                                      2,664
=o+(2) Big Lots, Inc. 297,500                                              4,938
       Blockbuster, Inc., Class A 91,300                                   2,188
       Burlington Coat Factory Warehouse Corp. 114,640                     2,245
       Casey's General Stores, Inc. 127,900                                1,498
    o  Charming Shoppes, Inc. 315,700                                      1,452
       Claire's Stores, Inc. 125,475                                       3,232
    o  Cost Plus, Inc. 55,300                                              1,598
    o  Duane Reade, Inc. 60,200                                            1,158
    +  Fred's, Inc., Class A 65,550                                        1,789
    o  Great Atlantic & Pacific Tea Co., Inc. 101,200                        576
    o  HOT Topic, Inc. 80,249                                              1,565
    o  Insight Enterprises, Inc. 119,450                                     913
       Longs Drug Stores Corp. 97,900                                      2,188
    o  OfficeMax, Inc. 321,300                                             1,520
   o+  Pathmark Stores, Inc. 80,800                                          368
  =o+  Payless Shoesource, Inc. 57,600                                     2,909
    o  PC Connection, Inc. 63,250                                            367
    +  Pep Boys-Manny, Moe, & Jack 132,800                                 1,540
  o(1) PETsMART, Inc. 347,300                                              6,637
       Ruddick Corp. 119,600                                               1,792
    o  School Specialty, Inc. 46,100                                       1,115
    o  Stein Mart, Inc. 110,600                                              646
   =o  United Stationers, Inc. 84,400                                      2,509
    +  Weis Markets, Inc. 70,300                                           2,326
                                                                     -----------
                                                                          52,911

     STEEL 1.1%
     ---------------------------------------------------------------------------
  =o AK Steel Holding Corp. 277,800                                        2,011
     Carpenter Technology Corp. 57,400                                       617
   o Maverick Tube Corp. 105,200                                           1,341
     Quanex Corp. 42,400                                                   1,507
  o+ Shaw Group, Inc. 109,400                                              1,637
   o Steel Dynamics, Inc. 124,100                                          1,617
     Valmont Industries, Inc. 61,600                                       1,552
=(7) Worthington Industries, Inc. 221,100                                  4,166
                                                                     -----------
                                                                          14,448

     TELEPHONE 0.9%
     ---------------------------------------------------------------------------
   o Adtran, Inc. 97,200                                                   2,468
   o Airgate PCS, Inc. 66,500                                                 36
  o+ Allegiance Telecom, Inc. 297,800                                        235
  o+ Centennial Communications Corp. 245,700                                 627
   o Commonwealth Telephone Enterprises, Inc. 60,300                       2,226
   o Covad Communications Group, Inc. 567,700                                783
   + Inter-Tel, Inc. 62,200                                                1,681
   o Interdigital Communications Corp. 135,600                             1,763
  o+ Intrado, Inc. 41,000                                                    397
   o Leap Wireless International, Inc. 95,200                                 30
  o+ Lexicon Genetics, Inc. 134,400                                          620
   o Mastec, Inc. 128,800                                                    334
   o Metro One Telecommunications Corp. 65,850                               296
  o+ Pegasus Communications Corp. 123,500                                    191
  o+ SBA Communications Corp. 109,800                                         41
  o+ Spectrasite Holdings, Inc. 395,800                                       51
   o Stratex Networks, Inc. 212,200                                          488
   o Stratos Lightwave, Inc. 19,390                                          107
  o+ Time Warner Telecom, Inc., Class A 125,200                              111
                                                                     -----------
                                                                          12,485


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     TOBACCO 0.2%
     ---------------------------------------------------------------------------
     Schweitzer-Mauduit International, Inc. 38,400                           952
     Universal Corp. 65,500                                                2,307
                                                                     -----------
                                                                           3,259

     TRAVEL & RECREATION 1.7%
     ---------------------------------------------------------------------------
  o+ Alliance Gaming Corp. 125,600                                         2,105
   o AMERCO, Inc. 55,700                                                     267
   o American Classic Voyages Co. 52,800                                      --
   o Argosy Gaming Co. 74,500                                              1,491
   o Aztar Corp. 97,400                                                    1,316
   o Bally Total Fitness Holding Corp. 86,700                                590
   o Boca Resorts, Inc., Class A 101,900                                   1,080
     Central Parking Corp. 92,700                                          2,153
   o Choice Hotels International, Inc. 100,400                             1,986
   o Dollar Thrifty Automotive Group, Inc. 62,700                          1,165
     Dover Downs Gaming & Entertainment, Inc. 26,800                         240
  o+ MTR Gaming Group, Inc. 72,400                                           652
   o Prime Hospitality Corp. 118,600                                         958
  o+ Scientific Games Corp., Class A 147,400                               1,123
     Speedway Motorsports, Inc. 107,900                                    2,603
   o Station Casinos, Inc. 150,100                                         2,700
   o Vail Resorts, Inc. 71,500                                             1,030
   o WMS Industries, Inc. 83,100                                           1,180
                                                                     -----------
                                                                          22,639

     TRUCKING & FREIGHT 1.5%
     ---------------------------------------------------------------------------
   o Arkansas Best Corp. 63,000                                            1,887
   o Forward Air Corp. 55,700                                                965
   o Heartland Express, Inc. 127,101                                       2,495
   o J.B. Hunt Transport Services, Inc. 101,450                            2,809
   o Kirby Corp. 61,900                                                    1,461
   o Landstar Systems, Inc. 40,600                                         1,979
     Roadway Corp. 49,600                                                  1,987
     USFreightways Corp. 67,600                                            1,900
     Werner Enterprises, Inc. 162,682                                      3,327
   o Yellow Corp. 75,000                                                   2,077
                                                                     -----------
                                                                          20,887

     UTILITIES: ELECTRIC & GAS 3.9%
     ---------------------------------------------------------------------------
     American States Water Co. 37,450                                      1,004
     Atmos Energy Corp. 105,500                                            2,321
     Avista Corp. 125,800                                                  1,296
     Black Hills Corp. 68,400                                              1,802
     California Water Service Group 39,300                                   977
     CH Energy Group, Inc. 40,200                                          2,004
     Cleco Corp. 119,000                                                   1,660
   + DQE, Inc. 191,700                                                     3,056
   o El Paso Electric Co. 129,400                                          1,414
     Empire District Electric Co. 57,100                                     968
     Energen Corp. 88,200                                                  2,461
     MGE Energy, Inc. 43,900                                               1,183
     New Jersey Resources Corp. 69,600                                     2,198
     Northwest Natural Gas Co. 65,000                                      1,949
     Northwestern Corp. 96,800                                               823
   + ONEOK, Inc. 154,400                                                   2,924
     Otter Tail Corp. 63,700                                               1,787
     Piedmont Natural Gas Co., Inc. 85,000                                 3,040
     PNM Resources, Inc. 100,500                                           2,216
     South Jersey Industries 30,600                                          977
  o+ Southern Union Co. 143,270                                            1,768
     Southwest Gas Corp. 83,700                                            1,881
     UGI Corp. 70,300                                                      2,727
     UIL Holdings Corp. 37,100                                             1,120
     Unisource Energy Corp. Holding Co. 86,480                             1,432
   o Veritas DGC, Inc. 82,700                                                728
   o Waste Connections, Inc. 70,800                                        2,590
   = Westar Energy, Inc. 185,500                                           2,013
     WPS Resources Corp. 81,000                                            3,134
                                                                     -----------
                                                                          53,453

     SECURITY                                    FACE VALUE
     RATE, MATURITY DATE                         ($ x 1,000)
     U.S. TREASURY OBLIGATIONS
     0.0% of investments
     ---------------------------------------------------------------------------
   = U.S. Treasury Bills,
       1.55%-1.62%, 12/19/02                             70                   70

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value
  (including $99,337 of securities of loan)                          $ 1,358,210 a
Collateral held for securities on loan                                   110,791
Receivables:
  Fund shares sold                                                           509
  Dividends                                                                1,096
  Investments sold                                                         2,104
  Income from lending securities                                              34
Prepaid expenses                                                 +            29
                                                                 ---------------
TOTAL ASSETS                                                           1,472,773

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                   110,791
Cash overdraft                                                               560
Payables:
  Fund shares redeemed                                                     1,140
  Interest expense                                                             1
  Due to broker for futures                                                    5
  Investment adviser and administrator fees                                   24
  Transfer agent and shareholder service fees                                 18
Accrued expenses                                                 +           289
                                                                 ---------------
TOTAL LIABILITIES                                                        112,828

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,472,773
TOTAL LIABILITIES                                                -       112,828
                                                                 ---------------
NET ASSETS                                                           $ 1,359,945

NET ASSETS BY SOURCE
Capital received from investors                                        1,790,762
Net investment income not yet distributed                                 11,264
Net realized capital losses                                              (93,691)
Net unrealized capital losses                                           (348,390) b

NET ASSET VALUE (NAV)

                                   SHARES
SHARE CLASS         NET ASSETS  /  OUTSTANDING  =  NAV
Investor Shares     $722,023       54,429          $13.27
Select Shares(R)    $637,922       48,019          $13.28


a The fund paid $1,706,616 for these securities. Not counting short-term obligations and government securities, the fund paid $797,462 for securities during the report period and received $718,345 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had five open Russell 2000 futures contracts due to expire on December 19, 2002, with a contract value of $934 and unrealized gains of $16.

FEDERAL TAX DATA

PORTFOLIO COST                      $ 1,714,215
NET UNREALIZED GAINS AND LOSSES:
Gains                               $   201,559
Losses                            +    (557,564)
                                  -------------
                                    $  (356,005)
NET UNDISTRIBUTED EARNINGS:
Ordinary income                     $    11,077
Long-term capital gains             $        --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
  2010                              $    86,072


See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R) -- Financials

Statement of
OPERATIONS

For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $  19,811 a
Interest                                                                      42
Lending of securities                                              +         698
                                                                   -------------
TOTAL INVESTMENT INCOME                                                   20,551

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (78,238)
Net realized losses on futures contracts                           +        (103)
                                                                   -------------
NET REALIZED LOSSES                                                      (78,341)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (171,468)
Net unrealized losses on futures contracts                         +         (77)
                                                                   -------------
NET UNREALIZED LOSSES                                                   (171,545)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,827 b
Transfer agent and shareholder service fees:
  Investor Shares                                                          2,180 c
  Select Shares(R)                                                           763 c
Trustees' fees                                                                18 d
Custodian fees                                                               204
Portfolio accounting fees                                                    247
Professional fees                                                             43
Registration fees                                                             54
Shareholder reports                                                          252
Interest expense                                                               8
Other expenses                                                     +          45
                                                                   -------------
Total expenses                                                             8,641
Expense reduction                                                  -       1,461 e
                                                                   -------------
NET EXPENSES                                                               7,180

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   20,551
NET EXPENSES                                                       -       7,180
                                                                   -------------
NET INVESTMENT INCOME                                                     13,371
NET REALIZED LOSSES                                                      (78,341) f
NET UNREALIZED LOSSES                                              +    (171,545) f
                                                                   -------------
DECREASE IN NET ASSETS FROM OPERATIONS                                 ($236,515)

a An additional $10 was withheld for foreign taxes.


b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $1,112 from the investment adviser (CSIM) and $349 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2003, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  Investor Shares                   0.49
  Select Shares                     0.38

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $249,886.


See financial notes.

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.


OPERATIONS
---------------------------------------------------------------------------------------
                                                  11/1/01-10/31/02     11/1/00-10/31/01
Net Investment income                                    $  13,371            $   8,593
Net realized gains or losses                               (78,341)              51,333
Net unrealized losses                             +       (171,545)            (287,155)
                                                  -------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                    (236,515)            (227,229)

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              4,403                3,257
Select Shares(R)                                  +          4,635                4,071
                                                  -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                   9,038                7,328 a
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                             29,754               89,749
Select Shares(R)                                  +         26,290               84,805
                                                  -------------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 56,044              174,554

TOTAL DIVIDENDS AND DISTRIBUTIONS                        $  65,082            $ 181,882 b

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------
                                              11/1/01-10/31/02       11/1/00-10/31/01
                                            QUANTITY        VALUE  QUANTITY       VALUE
SHARES SOLD
Investor Shares                               14,769    $ 243,412    16,651   $ 295,617
Select Shares                             +   14,560      231,836    13,383     233,241
                                          ---------------------------------------------
TOTAL SHARES SOLD                             29,329    $ 475,248    30,034   $ 528,858
SHARES REINVESTED
Investor Shares                                1,919    $  32,335     5,058   $  87,659
Select Shares                             +    1,710       28,842     4,709      81,644
                                          ---------------------------------------------
TOTAL SHARES REINVESTED                        3,629    $  61,177     9,767   $ 169,303
SHARES REDEEMED
Investor Shares                              (12,547)   ($192,562)   (9,561)  $(166,920)
Select Shares                             +  (13,662)    (212,752)   (8,565)   (151,587)
                                          ---------------------------------------------
TOTAL SHARES REDEEMED                        (26,209)   ($405,314)  (18,126)  $(318,507) c

NET INCREASE                                   6,749    $ 131,111    21,675   $ 379,654

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------------
                                             11/1/01-10/31/02        11/1/00-10/31/01
                                           SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                        95,699   $ 1,530,431    74,024   $ 1,559,888
Total increase or
  decrease                            +     6,749      (170,486)   21,675       (29,457) d
                                      -------------------------------------------------
END OF PERIOD                             102,448   $ 1,359,945    95,699   $ 1,530,431  e

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary Income           $ 9,038
  Long-term capital gains   $56,044

c Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares       $  128
  Select Shares      +      65
                     ---------
  TOTAL                 $  193

  PRIOR PERIOD
  Investor Shares       $   96
  Select Shares      +      53
                     ---------
  TOTAL                 $  149

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $11,264 and $6,931 for the current period and the prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio        6.5%
  Growth Portfolio            7.6%
  Balanced Portfolio          5.2%
  Conservative Portfolio      2.0%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II         0.3%


See financial notes.

      The fund seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index. 2

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

TICKER SYMBOLS
Investor Shares: SWTIX
Select Shares(R): SWTSX

[GRAPHIC]

                    INVESTMENT STYLE 1
MARKET CAP 1      VALUE   BLEND   GROWTH
LARGE              / /     /X/      / /
MEDIUM             / /     / /      / /
SMALL              / /     / /      / /

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the Wilshire 5000 Index down by over 13% during the 12-month report period. For the period, both share classes of the fund closely tracked the Wilshire 5000 (the fund's benchmark), which does not incur trading and management costs.

AS THE MARKET STRUGGLED TO FIND DIRECTION, THE PERFORMANCE OF SMALL-, MID- AND LARGE-CAP STOCKS WAS NOT AS VARIED AS IT HAD BEEN IN RECENT YEARS. With continued valuation concerns paramount in the market, small- and mid-caps fared better than large-caps, and value outperformed growth. Amid a market environment of sharp declines, the small-cap value category was one of the top-performing equity classes for the report period, although with negative performance. However, during the course of the period, as some stock prices decreased significantly, the division between growth and value became less apparent as stocks formerly considered growth began to look more like value stocks. The two best performing sectors unfortunately were among the smallest: consumer cyclicals and transportation. Communications and utilities were the worst performers.

AS MARKET UNCERTAINTY CONTINUES, BROAD EXPOSURE TO ALL STYLES AND MARKET SEGMENTS REMAINS IMPORTANT. We will see if the October stock market rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

   Small company stocks are subject to greater volatility than other asset categories.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.


68 Schwab Equity Index Funds

PERFORMANCE: INVESTOR SHARES

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Investor Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                               INVESTOR      WILSHIRE 5000 TOTAL      PEER GROUP
                               SHARES 3         MARKET INDEX           AVERAGE 4
1 YEAR                         -12.86%            -13.41%               -14.99%
SINCE INCEPTION: 6/1/99         -8.68%             -8.86%                  n/a

                                                     1 YEAR                                      SINCE INCEPTION

                                     INVESTOR   WILSHIRE 5000 TOTAL    PEER GROUP   INVESTOR   WILSHIRE 5000 TOTAL   PEER GROUP
TOTAL RETURNS AFTER TAX 2            SHARES 3      MARKET INDEX         AVERAGE 4   SHARES 3      MARKET INDEX        AVERAGE 4
-------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   -13.17%           --                -16.90%    -8.89%              --               --
-------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   -7.86%           --                -10.06%    -6.85%              --               --
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the Wilshire 5000 Total Market Index.

$7,327 INVESTOR SHARES 3

$7,283 WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                                  WILSHIRE 5000
                  SWTIX        TOTAL MARKET INDEX
 1-Jun-99         10000              10000
   Jun-99         10515              10518
   Jul-99         10165              10180
   Aug-99         10070              10086
   Sep-99          9820               9822
   Oct-99         10435              10447
   Nov-99         10790              10797
   Dec-99         11605              11617
   Jan-00         11108              11135
   Feb-00         11374              11384
   Mar-00         12022              12060
   Apr-00         11399              11432
   May-00         11012              11033
   Jun-00         11484              11519
   Jul-00         11258              11284
   Aug-00         12077              12104
   Sep-00         11520              11538
   Oct-00         11294              11294
   Nov-00         10179              10170
   Dec-00         10371              10351
   Jan-01         10746              10748
   Feb-01          9724               9729
   Mar-01          9066               9074
   Apr-01          9815               9821
   May-01          9911               9919
   Jun-01          9754               9752
   Jul-01          9587               9591
   Aug-01          9010               9011
   Sep-01          8206               8202
   Oct-01          8408               8410
   Nov-01          9046               9054
   Dec-01          9211               9217
   Jan-02          9093               9102
   Feb-02          8915               8915
   Mar-02          9308               9305
   Apr-02          8874               8851
   May-02          8766               8747
   Jun-02          8169               8132
   Jul-02          7516               7476
   Aug-02          7567               7520
   Sep-02          6816               6765
31-Oct-02          7327               7283

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one-year period was 1,309. These funds may or may not use tax-efficient strategies.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PERFORMANCE: SELECT SHARES(R)
AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Select Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Blend Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                SELECT       WILSHIRE 5000 TOTAL      PEER GROUP
                               SHARES 3         MARKET INDEX           AVERAGE 4
1 YEAR                         -12.81%            -13.41%               -14.99%
SINCE INCEPTION: 6/1/99         -8.56%             -8.86%                  n/a

                                                     1 YEAR                                      SINCE INCEPTION

                                      SELECT    WILSHIRE 5000 TOTAL    PEER GROUP    SELECT    WILSHIRE 5000 TOTAL   PEER GROUP
TOTAL RETURNS AFTER TAX 2            SHARES 3      MARKET INDEX         AVERAGE 4   SHARES 3      MARKET INDEX        AVERAGE 4
-------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   -13.15%           --                -16.90%    -8.81%              --               --
-------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   -7.82%           --                -10.06%    -6.78%              --               --
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in the Wilshire 5000 Total Market Index.

$36,790 SELECT SHARES 3

$36,415 WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                                  WILSHIRE 5000
                  SWTSX        TOTAL MARKET INDEX
 1-Jun-99         50000              50000
   Jun-99         52600              52590
   Jul-99         50850              50902
   Aug-99         50350              50428
   Sep-99         49125              49112
   Oct-99         52225              52236
   Nov-99         53975              53986
   Dec-99         58065              58083
   Jan-00         55605              55673
   Feb-00         56935              56920
   Mar-00         60150              60301
   Apr-00         57060              57159
   May-00         55130              55164
   Jun-00         57515              57597
   Jul-00         56385              56422
   Aug-00         60480              60518
   Sep-00         57715              57692
   Oct-00         56560              56469
   Nov-00         51010              50850
   Dec-00         51975              51755
   Jan-01         53850              53738
   Feb-01         48730              48643
   Mar-01         45435              45370
   Apr-01         49185              49104
   May-01         49695              49595
   Jun-01         48910              48761
   Jul-01         48070              47957
   Aug-01         45185              45055
   Sep-01         41155              41009
   Oct-01         42190              42051
   Nov-01         45385              45268
   Dec-01         46210              46083
   Jan-02         45645              45511
   Feb-02         44725              44574
   Mar-02         46720              46526
   Apr-02         44520              44256
   May-02         44010              43734
   Jun-02         41015              40659
   Jul-02         37735              37378
   Aug-02         37990              37598
   Sep-02         34230              33827
31-Oct-02         36790              36415

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one-year period was 1,309. These funds may or may not use tax-efficient strategies.

Schwab Equity Index Funds

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                                          % OF INVESTMENTS
------------------------------------------------------------------
 (1) MICROSOFT CORP.                                     2.8%
------------------------------------------------------------------
 (2) GENERAL ELECTRIC CO.                                2.3%
------------------------------------------------------------------
 (3) WAL-MART STORES, INC.                               2.2%
------------------------------------------------------------------
 (4) EXXON MOBIL CORP.                                   2.1%
------------------------------------------------------------------
 (5) PFIZER, INC.                                        1.9%
------------------------------------------------------------------
 (6) JOHNSON & JOHNSON                                   1.9%
------------------------------------------------------------------
 (7) CITIGROUP, INC.                                     1.8%
------------------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.                  1.5%
------------------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.               1.2%
------------------------------------------------------------------
(10) BANK OF AMERICA CORP.                               1.2%
------------------------------------------------------------------
     TOTAL                                              18.9%

STATISTICS as of 10/31/02

                                                         PEER GROUP
                                           FUND          AVERAGE 2
NUMBER OF HOLDINGS                         3,159             224
-------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)        $24,448         $34,493
-------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                  24.3            24.3
-------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                       4.3             4.0
-------------------------------------------------------------------
12-MONTH YIELD Investor Shares              1.12%           0.49%
-------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        2%             87%
-------------------------------------------------------------------
THREE-YEAR BETA                             0.99            0.92
-------------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR GRAPH]

INVESTOR SHARES         0.40% 3
SELECT SHARES           0.27% 3
PEER GROUP AVERAGE      1.23% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the Wilshire 5000 Total Market Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

13.9%   DRUGS & MEDICINE
 9.4%   MISCELLANEOUS FINANCE
 7.9%   BUSINESS MACHINES
 7.7%   BANKS
 6.7%   RETAIL
 4.8%   INSURANCE
 4.5%   ELECTRONICS
 4.5%   PRODUCER GOODS
 4.5%   BUSINESS SERVICES
 3.9%   MEDIA
32.2%   OTHER

AS OF 10/31/01

[PIE CHART]

14.7%   DRUGS & MEDICINE
 8.7%   MISCELLANEOUS FINANCE
 8.5%   BUSINESS MACHINES
 6.5%   BANKS
 6.2%   ELECTRONICS
 6.0%   RETAIL
 5.3%   TELEPHONE
 5.1%   BUSINESS SERVICES
 4.9%   PRODUCER GOODS
 4.3%   INSURANCE
29.8%   OTHER

AS OF 10/31/97

[PIE CHART]

10.1%   DRUGS & MEDICINE
 8.5%   BANKS
 6.6%   BUSINESS MACHINES
 6.5%   ELECTRONICS
 6.5%   MISCELLANEOUS FINANCE
 5.2%   TELEPHONE
 5.0%   PRODUCER GOODS
 4.8%   RETAIL
 4.8%   FOOD & AGRICULTURE
 4.4%   INSURANCE
37.6%   OTHER

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes, and certain non-routine expenses).

4  Source: Wilshire Associates, Inc.

SCHWAB TOTAL STOCK MARKET INDEX FUND (R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R)shareholder report.

FINANCIAL HIGHLIGHTS

                                                          11/1/01-    11/1/00-    11/1/99-     6/1/99 1-
INVESTOR SHARES                                           10/31/02    10/31/01    10/31/00     10/31/99
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       16.62       22.49       20.87        20.00
                                                          -----------------------------------------------
Income or loss from investment operations:
   Net investment income                                      0.16        0.15        0.16         0.07
   Net realized and unrealized gains or losses               (2.27)      (5.87)       1.56         0.80
                                                          -----------------------------------------------
   Total income or loss from investment operations           (2.11)      (5.72)       1.72         0.87
Less distributions:
   Dividends from net investment income                      (0.16)      (0.15)      (0.10)          --
                                                          -----------------------------------------------
Net asset value at end of period                             14.35       16.62       22.49        20.87
                                                          -----------------------------------------------
Total return (%)                                            (12.86)     (25.55)       8.23         4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                          0.40        0.40        0.40 4       0.40 3
Expense reductions reflected in above ratio                   0.22        0.25        0.26         0.51 3
Ratio of net investment income to
  average net assets                                          1.11        0.94        0.76         0.92 3
Portfolio turnover rate                                          2           2           2            1
Net assets, end of period ($ x 1,000,000)                      263         224         218          136

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

See financial notes.

                                                          11/1/01-    11/1/00-    11/1/99-     6/1/99 1-
SELECT SHARES(R)                                          10/31/02    10/31/01    10/31/00     10/31/99
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       16.65       22.52       20.89        20.00
                                                          -----------------------------------------------
Income or loss from investment operations:
  Net investment income                                       0.19        0.18        0.17         0.07
  Net realized and unrealized gains or losses                (2.29)      (5.87)       1.56         0.82
                                                          -----------------------------------------------
  Total income or loss from investment operations            (2.10)      (5.69)       1.73         0.89
Less distributions:
  Dividends from net investment income                       (0.18)      (0.18)      (0.10)        --
                                                          -----------------------------------------------
Net asset value at end of period                             14.37       16.65       22.52        20.89
                                                          -----------------------------------------------
Total return (%)                                            (12.81)     (25.40)       8.30         4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                          0.27        0.27        0.27 4       0.27 3
Expense reductions reflected in above ratio                   0.20        0.23        0.24         0.47 3
Ratio of net investment income to
  average net assets                                          1.24        1.07        0.89         1.05 3
Portfolio turnover rate                                          2           2           2            1
Net assets, end of period ($ x 1,000,000)                      264         257         262          149

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)   Top ten holding

 +    New holding (since 10/31/01)

 o    Non-income producing security

 *    American Depositary Receipt

 =    Collateral for open futures contracts

 /    Issuer is affiliated with the fund's adviser

 ~    Security is valued at fair value (see Accounting policies)

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 99.2%   COMMON STOCK
         Market Value: $523,789
         Cost: $706,443

  0.7%   SHORT TERM INVESTMENT
         Market Value: $3,847
         Cost: $3,847

  0.1%   U.S. TREASURY OBLIGATION
         Market Value: $214
         Cost: $214

  0.0%   PREFERRED STOCK
         Market Value: $1
         Cost: $3

  0.0%   CONVERTIBLE BONDS
         Market Value: $1
         Cost: $0

  0.0%   RIGHTS
         Market Value: $1
         Cost: $120

  0.0%   WARRANTS
         Market Value: $0
         Cost: $0
------------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $527,856
         Cost: $710,627

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK 99.2% OF INVESTMENTS

      AEROSPACE / DEFENSE 1.4%
      --------------------------------------------------------------------------
    o Aerosonic Corp. 1,000                                                   21
    o BE Aerospace, Inc. 1,100                                                 3
      Boeing Co. 51,300                                                    1,526
      Crane Co. 3,000                                                         55
      Curtiss-Wright Corp. 400                                                25
    o DRS Technologies, Inc. 1,200                                            40
    o Ducommun, Inc. 1,300                                                    17
      EDO Corp. 900                                                           15
      Engineered Support Systems, Inc. 1,100                                  54
    o EnPro Industries, Inc. 920                                               3
    o ESCO Technologies, Inc. 1,400                                           51
    o The Fairchild Corp., Class A 3,100                                      16
      GenCorp., Inc. 2,500                                                    20
      General Dynamics Corp. 8,900                                           704
      Goodrich Corp. 11,204                                                  169
      Heico Corp., Class A 2,260                                              17
   o+ Integrated Defense Technologies, Inc. 900                               13
      Kaman Corp., Class A 1,300                                              15
    o KVH Industries, Inc. 1,300                                              10
      Lockheed Martin Corp. 20,052                                         1,161
    o Moog, Inc., Class A 1,350                                               36
      Northrop Grumman Corp. 4,709                                           486
    o Orbital Sciences Corp. 2,600                                             9
      Raytheon Co. 17,400                                                    513
      Rockwell Automation, Inc. 12,400                                       205
      Rockwell Collins, Inc. 8,100                                           183
    o SatCon Technology Corp. 900                                              1
    o Sequa Corp., Class A 300                                                12
    o Teledyne Technologies, Inc. 12,157                                     176
      Textron, Inc. 6,300                                                    258
    o Transtechnology Corp. 500                                                5
    o Trimble Navigation Ltd. 800                                             10
    o Triumph Group, Inc. 1,200                                               30
      United Technologies Corp. 27,534                                     1,698
    o Veeco Instruments, Inc. 1,000                                           12
   o+ Veridian Corp. 1,500                                                    36
                                                                   -------------
                                                                           7,605


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      AIR TRANSPORTATION 0.5%
      --------------------------------------------------------------------------
      AAR Corp. 800                                                            3
      Airborne, Inc. 13,000                                                  168
    o Airnet Systems, Inc. 800                                                 3
    o AirTran Holdings, Inc. 2,800                                            11
    o Alaska Air Group, Inc. 8,600                                           186
    o America West Holdings Corp.,
      Class B 1,100                                                            2
    o AMR Corp. 6,100                                                         29
    o ATA Holdings Corp. 1,200                                                 5
    o Atlantic Coast Airlines Holdings, Inc. 1,600                            21
    o Atlas Air Worldwide Holdings, Inc. 1,800                                 2
    o Aviall, Inc. 2,300                                                      22
    o Continental Airlines, Inc., Class B 2,000                               13
      Delta Air Lines, Inc. 5,400                                             54
    o EGL, Inc. 1,650                                                         22
   o+ ExpressJet Holdings, Inc. 3,000                                         34
      FedEx Corp. 28,263                                                   1,503
    o Frontier Airlines, Inc. 1,200                                            7
    o Hawk Corp., Class A 1,800                                                4
   o+ JetBlue Airways Corp. 1,900                                             77
    o Kellstrom Industries, Inc. 600                                          --
    o Mesa Air Group, Inc. 1,300                                               7
    o Mesaba Holdings, Inc. 1,100                                              6
    o Midwest Express Holdings, Inc. 1,100                                     7
    o Northwest Airlines Corp., Class A 3,500                                 24
    o Petroleum Helicopters 700                                               19
      SkyWest, Inc. 2,000                                                     30
      Southwest Airlines Co. 32,925                                          481
    o Timco Aviation Services, Inc. 80                                        --
    o U.S. Airways Group, Inc. 2,100                                           1
    o UAL Corp. 2,600                                                          7
                                                                   -------------
                                                                           2,748

      ALCOHOLIC BEVERAGES 0.6%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B 1,300                                         89
      Anheuser-Busch Cos., Inc. 49,500                                     2,612
      Brown-Forman Corp., Class B 2,900                                      210
    o The Chalone Wine Group Ltd. 1                                           --
    o Constellation Brands, Inc., Class A 4,800                              121
                                                                   -------------
                                                                           3,032

      APPAREL 0.9%
      --------------------------------------------------------------------------
    o Abercrombie & Fitch Co., Class A 4,600                                  82
    o Bebe Stores, Inc. 1,900                                                 25
      Brown Shoe Co., Inc. 1,300                                              25
    o The Buckle, Inc. 1,000                                                  18
    o Casual Male Corp. 1,100                                                 --
    o Chico's FAS, Inc. 3,150                                                 61
    o The Children's Place Retail
    o Stores, Inc. 1,800                                                      16
    o Christopher & Banks Corp. 7,300                                        195
    o Coach, Inc. 4,002                                                      119
    o Columbia Sportswear Co. 1,850                                           74
    o The Dress Barn, Inc. 5,500                                              86
    o Foot Locker, Inc. 5,900                                                 58
    o Footstar, Inc. 600                                                       4
    o Genesco, Inc. 1,300                                                     21
    o Guess?, Inc. 2,700                                                      12
    o The Gymboree Corp. 3,100                                                57
      Haggar Corp. 1,200                                                      13
   o+ Hampshire Group Ltd. 1,000                                              21
    o The J. Jill Group, Inc. 1,200                                           26
    o Jo-Ann Stores, Inc., Class A 3,300                                      80
    o Jones Apparel Group, Inc. 12,156                                       421
   o+ Joseph A. Bank Clothiers, Inc. 1,000                                    22
      K-Swiss, Inc., Class A 1,200                                            31
      Kellwood Co. 900                                                        21
    o Kenneth Cole Productions, Inc., Class A 1,100                           26
      Liz Claiborne, Inc. 18,600                                             553
   o+ Maxwell Shoe Co., Inc., Class A 2,250                                   25
    o The Men's Wearhouse, Inc. 1,400                                         19
    o Nautica Enterprises, Inc. 1,300                                         15
      Nike, Inc., Class B 20,700                                             977
      Oshkosh B'Gosh, Inc., Class A 1,200                                     36
    o Pacific Sunwear of California 1,100                                     26
      Phillips-Van Heusen Corp. 1,800                                         24
    o Polo Ralph Lauren Corp. 1,500                                           29
    o Polymer Group, Inc. 1,300                                               --
   o+ Quaker Fabric Corp. 1,000                                                7
    o Quiksilver, Inc. 1,000                                                  24
    o Reebok International Ltd. 8,000                                        226


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Russell Corp. 1,100                                                     17
    o Saucony, Inc., Class B 1,900                                            12
   o+ Shoe Carnival, Inc. 1,200                                               16
    o Skechers USA, Inc., Class A 6,500                                       64
    o Steven Madden Ltd. 1,800                                                31
      Stride Rite Corp. 2,900                                                 25
      Superior Uniform Group, Inc. 1,600                                      18
      Talbots, Inc. 2,700                                                     75
   o+ Tandy Brands Accessories, Inc. 1,000                                     9
    o Tarrant Apparel Group 1,700                                              8
    o Timberland Co., Class A 1,400                                           44
    o Too, Inc. 1,742                                                         44
    o Tropical Sportswear International Corp. 800                              8
    o Unifi, Inc. 1,900                                                       10
    o Urban Outfitters, Inc. 1,600                                            38
    o Vans, Inc. 700                                                           3
      VF Corp. 15,000                                                        552
    o Westpoint Stevens, Inc. 2,200                                            2
    o Wet Seal, Inc., Class A 3,075                                           36
      Wolverine World Wide, Inc. 1,700                                        27
                                                                   -------------
                                                                           4,514

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.4%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B 1,300                                         29
      Aaron Rents, Inc., Class A 1,100                                        26
    o Advance Auto Parts, Inc. 1,680                                          90
    o Aftermarket Technology Corp. 4,300                                      48
    o American Axle & Manufacturing
      Holdings, Inc. 2,300                                                    55
    o ANC Rental Corp. 3,037                                                 --
      ArvinMeritor, Inc. 14,800                                              224
   o+ Asbury Automotive Group, Inc. 1,600                                     14
    o Autonation, Inc. 21,600                                                229
      Bandag, Inc. 1,200                                                      46
      BorgWarner, Inc. 2,700                                                 121
      Carlisle Cos., Inc. 1,600                                               60
    o Carmax, Inc. 3,923                                                      64
    o Cascade Corp. 2,400                                                     32
      Clarcor, Inc. 1,200                                                     37
    o Collins & Aikman Corp. 1,400                                             4
      Cooper Tire & Rubber Co. 2,900                                          38
    o Copart, Inc. 4,050                                                      43
      Cummins, Inc. 1,400                                                     34
      Dana Corp. 40,800                                                      408
      Danaher Corp. 6,900                                                    399
      Delphi Corp. 26,600                                                    185
      Donaldson Co., Inc. 1,900                                               60
    o Dura Automotive Systems, Inc., Class A 12,100                          103
      Eaton Corp. 4,300                                                      294
      Federal Screw Works 200                                                  8
      Ford Motor Co. 85,936                                                  727
      General Motors Corp. 26,386                                            877
    o General Motors Corp., Class H 33,682                                   332
      Genuine Parts Co. 8,000                                                236
      Goodyear Tire & Rubber Co. 6,500                                        46
    o Group 1 Automotive, Inc. 1,400                                          30
      Harley-Davidson, Inc. 18,500                                           968
    o Hayes Lemmerz International, Inc. 700                                   --
    o Lear Corp. 5,800                                                       212
    o Lithia Motors, Inc., Class A 700                                        11
      Magna International, Inc., Class A  459                                 25
    o Midas, Inc. 1,300                                                        9
      Modine Manufacturing Co. 1,700                                          30
    o Monaco Coach Corp. 1,200                                                19
    o Monro Muffler Brake, Inc. 700                                           12
      Myers Industries, Inc. 2,346                                            29
    o NationsRent, Inc. 2,000                                                 --
      Navistar International Corp. 1,900                                      43
    o O'Reilly Automotive, Inc. 2,200                                         60
      Oshkosh Truck Corp. 1,450                                               83
      Polaris Industries, Inc. 1,600                                         101
    o Rent-Way, Inc. 3,200                                                    11
    o Rush Enterprises, Inc., Class A 500                                      2
    o Rush Enterprises, Inc., Class B 500                                      2
    o Sonic Automotive, Inc. 1,400                                            22
    o SPX Corp. 3,610                                                        152
    o Stoneridge, Inc. 1,700                                                  16
    o Strattec Security Corp. 500                                             25
      Superior Industries International, Inc. 800                             34
    o TBC Corp. 3,300                                                         38
    o Tenneco Automotive, Inc. 1,980                                          11


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Thor Industries, Inc. 1,000                                             33
      Titan International, Inc. 800                                            1
    o Tower Automotive, Inc. 2,300                                            12
      TRW, Inc. 5,800                                                        309
   o+ United Auto Group, Inc. 1,000                                           13
    o United Rentals, Inc. 3,400                                              21
      Visteon Corp. 5,451                                                     36
      Winnebago Industries, Inc. 1,300                                        59
                                                                   -------------
                                                                           7,298
      BANKS 7.8%
      --------------------------------------------------------------------------
      Albama National Bancorp 600                                             28
      AmSouth Bancorp. 16,803                                                329
      Anchor Bancorp Wisconsin, Inc. 1,100                                    23
      Arrow Financial Corp. 772                                               24
      Associated Banc-Corp. 3,146                                            106
      BancFirst Corp. 500                                                     23
      Bancorpsouth, Inc. 4,612                                                87
 (10) Bank of America Corp. 87,200                                         6,087
      Bank of Hawaii Corp.  3,500                                            104
      Bank of New York Co., Inc. 35,700                                      928
      Bank One Corp. 57,800                                                2,229
      BankAtlantic Bancorp, Inc., Class A 2,200                               21
      Banknorth Group, Inc. 6,974                                            162
      BB&T Corp. 21,888                                                      793
      Berkshire Bancorp, Inc. 1,200                                           39
      Boston Private Financial Holdings, Inc. 2,129                           39
      Brookline Bancorp, Inc. 2,405                                           27
    + Bryn Mawr Bank Corp. 700                                                27
      BSB Bancorp, Inc. 900                                                   18
    + Camden National Corp. 700                                               17
      Capital City Bank Group, Inc. 1,200                                     40
      Capitol Bancorp Ltd. 1,500                                              30
      Capitol Federal Financial 3,420                                         80
      Cascade Bancorp 2,124                                                   32
      CCBT Financial Cos., Inc. 200                                            5
      Centennial Bancorp 2,476                                                22
    o Central Coast Bancorp 1,210                                             21
    + Charter Financial Corp. 900                                             25
      Chemical Financial Corp. 1,256                                          34
    o Chesterfield Financial Corp. 1,500                                      28
      Chittenden Corp. 1,625                                                  44
      Citizens Banking Corp. 2,090                                            50
      Citizens First Bancorp, Inc. 700                                        13
      City Holding Co. 1,800                                                  51
      City National Corp. 2,100                                               95
      The Colonial BancGroup, Inc.4,600                                       55
    + Columbia Bancorp 700                                                    14
    o Columbia Banking System, Inc. 1,859                                     22
      Comerica, Inc. 8,396                                                   367
      Commerce Bancorp, Inc. N.J. 3,060                                      140
      Commerce Bancshares, Inc. 10,970                                       456
      Community Bank System, Inc. 700                                         22
      Community First Bankshares, Inc. 2,000                                  55
      Community Trust Bancorp, Inc. 960                                       26
      Compass Bancshares, Inc. 5,900                                         191
      Connecticut Bancshares, Inc. 700                                        27
      Corus Bankshares, Inc. 500                                              22
      Cullen/Frost Bankers, Inc. 2,300                                        80
      Dime Community Bancshares 2,250                                         47
      Doral Financial Corp. 3,600                                             95
      East-West Bancorp, Inc. 1,300                                           45
      Fidelity Bankshares, Inc. 1,933                                         37
      Fifth Third Bancorp 28,888                                           1,834
      First Bancorp Puerto Rico 2,100                                         53
      First Busey Corp., Class A 1,000                                        23
      First Charter Corp. 1,500                                               25
      First Citizens BancShares, Inc., Class A 300                            30
      First Commonwealth Financial
      Corp. 2,100                                                             25
      First Essex Bancorp, Inc. 700                                           27
      First Federal Capital Corp. 1,500                                       29
      First Financial Bancorp. 1,839                                          34
      First Financial Bancshares, Inc. 1,200                                  46
      First Merchants Corp. 992                                               23
      First Midwest Bancorp., Inc. 2,125                                      59
      First Niagara Financial Group, Inc. 1,200                               36
      First Place Financial Corp. 1,400                                       24
    o First Republic Bank 1,300                                               26
      First Tennessee National Corp. 5,800                                   215
      First United Corp. 2,200                                                35


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      First Virginia Banks, Inc. 3,300                                       124
      Firstfed America Bancorp., Inc. 1,000                                   27
    o FirstFed Financial Corp. 900                                            24
      FirstMerit Corp. 3,800                                                  87
      FleetBoston Financial Corp. 51,377                                   1,202
      FNB Corp. 2,514                                                         72
    + Franklin Financial Corp. 700                                            18
      Frontier Financial Corp. 700                                            18
      Fulton Financial Corp. 4,905                                            89
      GA Financial, Inc. 1,100                                                22
      GBC Bancorp California 600                                              12
      Gold Banc Corp., Inc. 1,400                                             14
      Golden West Financial Corp. 8,400                                      580
    + Granite State Bankshares, Inc. 700                                      23
      Great Southern Bancorp., Inc. 700                                       27
      GreenPoint Financial Corp. 5,100                                       222
      Hancock Holding Co. 1,050                                               51
      Harbor Florida Bancshares, Inc. 1,100                                   25
      Harleysville National Corp. 882                                         21
      Hibernia Corp., Class A 16,900                                         333
      Horizon Financial Corp. 2,156                                           26
      Hudson City Bancorp., Inc. 9,400                                       175
      Hudson United Bancorp. 5,740                                           175
      Huntington Bancshares, Inc. 11,590                                     219
      Independence Community Bank 2,600                                       67
      Independent Bank Corp. 1,000                                            22
      Integra Bank Corp. 1,225                                                20
    + Interchange Financial Services Corp. 1,050                              19
      Irwin Financial Corp. 1,700                                             25
      J.P. Morgan Chase & Co. 97,680                                       2,027
      KeyCorp., Inc. 18,500                                                  452
      Lakeland Financial Corp. 1,100                                          26
      M&T Bank Corp. 4,462                                                   366
      MAF Bancorp., Inc. 1,200                                                39
      Main Street Banks, Inc. 1,000                                           19
      Marshall & Ilsley Corp. 10,950                                         308
      Mellon Financial Corp. 20,800                                          588
      Mercantile Bankshares Corp. 3,200                                      125
      Merchants Bancshares, Inc. 750                                          18
      Mid-State Bancshares 1,500                                              26
      Midwest Banc Holdings, Inc. 300                                          6
      National City Corp. 28,000                                             760
      National Commerce Financial Corp. 9,150                                224
      National Penn Bancshares, Inc. 1,185                                    32
      NBT Bancorp., Inc. 1,400                                                24
    o Net.B@nk, Inc. 3,300                                                    33
      New York Community Bancorp., Inc. 5,277                                153
      North Fork Bancorp., Inc. 7,300                                        281
      Northern Trust Corp. 9,800                                             341
      OceanFirst Financial Corp. 1,050                                        22
      Old National Bancorp. 2,651                                             63
      Omega Financial Corp. 1,000                                             34
      Oriental Financial Group 1,100                                          26
      Pacific Northwest Bancorp 1,000                                         25
      Park National Corp. 805                                                 72
    + Pennfed Finance Services, Inc. 2,000                                    52
      Peoples Bank-Bridgeport 2,500                                           62
      PFF Bancorp, Inc. 800                                                   25
      PNC Financial Services Group, Inc. 12,700                              516
      Popular, Inc. 9,400                                                    304
      Prosperity Bancshares, Inc. 2,400                                       45
      Provident Bankshares Corp. 882                                          20
      Provident Financial Group, Inc. 2,100                                   55
    o Providian Financial Corp. 11,400                                        51
    o Quaker City Bancorp., Inc. 1,250                                        44
      Regions Financial Corp. 10,700                                         362
      Republic Bancorp, Inc. 2,231                                            27
      Republic Bancorp, Inc., Class A 1,500                                   18
      Roslyn Bancorp., Inc. 3,650                                             60
      S&T Bancorp, Inc. 1,400                                                 37
      Sandy Spring Bancorp, Inc. 900                                          29
      Santander BanCorp 1,760                                                 20
      Seacoast Banking Corp. 1,800                                            34
      Seacoast Financial Services Corp. 1,600                                 35
      Second Bancorp., Inc. 900                                               23
    o Silicon Valley Bancshares 2,200                                         41
      Sky Financial Group, Inc. 4,376                                         84
      The South Financial Group, Inc. 2,000                                   43
    + Southern Financial Bancorp, Inc. 200                                     6
      SouthTrust Corp. 16,354                                                419
    o Southwest Bancorp of Texas, Inc. 1,500                                  42
      Southwest Bancorp., Inc. 1,650                                          37


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      St. Francis Capital Corp. 1,200                                         28
      State Street Corp. 16,000                                              662
      Sterling Bancorp. 1,016                                                 29
      Sterling Bancshares, Inc. 2,100                                         26
      Sterling Financial Corp. 1,000                                          25
      Suffolk Bancorp 1,400                                                   47
      SunTrust Banks, Inc. 13,300                                            809
      Susquehanna Bancshares, Inc. 1,700                                      36
      SY Bancorp, Inc. 700                                                    27
      Synovus Financial Corp. 13,800                                         283
      Texas Regional Bancshares, Inc., Class A 1,410                          46
      Tompkins Trustco, Inc. 700                                              32
    o Touch America Holdings, Inc. 4,400                                       2
      Transatlantic Holdings, Inc. 2,650                                     166
      Trustco Bank Corp. 2,857                                                31
      Trustmark Corp. 2,800                                                   63
      U.S. Bancorp. 93,831                                                 1,979
      UCBH Holdings, Inc. 1,100                                               46
      UMB Financial Corp. 787                                                 31
    + Union Bancshares Corp. 200                                               5
      Union Planters Corp. 9,450                                             267
      UnionBanCal Corp. 22,600                                               965
      United Bankshares, Inc. 1,900                                           57
      United Community Financial Corp. 1,900                                  16
      United National Bancorp. 1,230                                          26
      Unizan Financial Corp. 1,371                                            26
      USB Holding Co., Inc. 693                                               13
      Valley National Bancorp. 3,986                                         110
    o VIB Corp. 1,895                                                         28
      Wachovia Corp. 67,236                                                2,339
      Washington Trust Bancorp, Inc. 1,000                                    20
      Waypoint Financial Corp. 1,573                                          27
      Wells Fargo & Co. 83,981                                             4,239
      WesBanco, Inc. 1,200                                                    29
      West Coast Bancorp 1,200                                                19
      Westamerica Bancorp. 1,700                                              72
      WestCorp., Inc. 1,207                                                   23
      Whitney Holding Corp. 1,950                                             66
      Willow Grove Bancorp, Inc. 1,596                                        19
      Wilmington Trust Corp. 3,200                                            97
      Wintrust Financial Corp. 1,800                                          56
      WSFS Financial Corp. 1,000                                              28
      Zions Bancorp. 4,200                                                   169
                                                                   -------------
                                                                          41,330
      BUSINESS MACHINES & Software 8.1%
      --------------------------------------------------------------------------
    o 3Com Corp. 12,400                                                       52
    o 3D Systems Corp. 1,400                                                  10
    o The 3DO Co. 262                                                         --
    o Activision, Inc. 3,300                                                  68
    o Adaptec, Inc. 12,400                                                    74
      Adobe Systems, Inc. 10,300                                             244
    o Advanced Digital Information Corp. 2,600                                18
      Analogic Corp. 500                                                      20
    o Andersen Group, Inc. 1,400                                               6
    o Apple Computer, Inc. 15,700                                            252
    o Arbitron, Inc. 4,820                                                   165
    o Artesyn Technologies, Inc. 1,100                                         2
    o Ascential Software Corp. 11,650                                         28
      Autodesk, Inc. 6,400                                                    75
    o Avantgo, Inc. 3,500                                                      1
    o Avici Systems, Inc. 1,500                                                1
    o Avocent Corp. 10,963                                                   219
    o Bell Microproducts, Inc. 1,000                                           5
    o Black Box Corp. 1,200                                                   51
    o Blue Coat Systems, Inc. 340                                              1
    o Blue Martini Software, Inc. 2,000                                        1
    o BMC Software, Inc. 13,400                                              214
    o Borland Software Corp. 3,000                                            40
    o Brio Software, Inc. 2,300                                                3
    o BroadVision, Inc. 1,090                                                  2
    o CACI International, Inc., Class A 1,700                                 70
    o Cisco Systems, Inc. 398,269                                          4,453
    o Cognitronics Corp. 2,600                                                 5
    o Compuware Corp. 25,900                                                 126
    o Comverse Technology, Inc. 8,400                                         61
    o Concerto Software, Inc. 1,100                                            7
    o Concurrent Computer Corp. 3,000                                          6
    o Dell Computer Corp. 158,400                                          4,532
      Diebold, Inc. 4,300                                                    153
    o Digital Lightwave, Inc. 1,300                                            2


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Docent, Inc. 633                                                         1
    o E.piphany, Inc. 2,100                                                    8
    o EMC Corp. 90,874                                                       464
    o EXE Technologies, Inc. 2,600                                             1
      Fair, Isaac & Co., Inc. 2,163                                           83
    o FalconStor Software, Inc. 1,200                                          5
    o Foundry Networks, Inc. 4,300                                            30
    o Gateway, Inc. 11,800                                                    35
    o General Binding Corp. 500                                                5
    o Global Imaging Systems, Inc. 1,100                                      20
    o Handspring, Inc. 4,700                                                   3
      Hewlett-Packard Co. 130,216                                          2,057
      IKON Office Solutions, Inc. 8,500                                       60
    o Imagistics International, Inc. 1,340                                    25
    o Immersion Corp. 800                                                      1
    o Informatica Corp. 2,700                                                 14
    o Informax, Inc. 4,700                                                     6
    o Inforte Corp. 3,700                                                     30
    o Ingram Micro, Inc., Class A 6,400                                       92
    o Input/Output, Inc. 3,400                                                15
    o Inrange Technologies Corp.,
      Class B 3,000                                                            7
    o Integrated Device Technology, Inc. 4,200                                42
   o+ Intelli-Check, Inc. 500                                                  2
    o Interactive Intelligence, Inc. 1,000                                     3
    o Intergraph Corp. 2,100                                                  39
    o Interland, Inc. 5,100                                                    8
  (9) International Business Machines
      Corp. 83,350                                                         6,580
    o InterVoice, Inc. 1,678                                                   2
   o+ Invision Technologies, Inc. 1,500                                       53
    o Iomega Corp. 10,900                                                     94
    o Juniper Networks, Inc. 13,600                                           79
    o Kana Software, Inc. 528                                                  1
    o Lantronix, Inc. 1,900                                                    1
    o Lexmark International, Inc.,
      Class A 10,900                                                         648
    o LTX Corp. 1,900                                                         12
   o+ Magma Design Automation, Inc. 1,700                                     15
    o Matrixone, Inc. 1,700                                                    4
    o Maxtor Corp. 8,748                                                      33
    o Maxwell Technologies, Inc. 1,000                                         6
    o Microchip Technology, Inc. 9,975                                       243
    o Micromuse, Inc. 2,900                                                    7
    o MICROS Systems, Inc. 3,500                                              73
=o(1) Microsoft Corp. 279,530                                             14,946
    o MicroStrategy, Inc., Class A 4,770                                      59
    o MIPS Technology, Inc., Class A 1,100                                     2
    o MSC.Software Corp. 1,800                                                10
   o+ Nassda Corp. 500                                                         5
    o NCR Corp. 9,200                                                        205
    o Netegrity, Inc. 1,500                                                    3
   o+ NetScreen Technologies, Inc. 3,400                                      45
    o Network Appliance, Inc. 13,500                                         121
    o Novell, Inc. 14,600                                                     36
    o Novellus Systems, Inc. 6,272                                           198
    o Nuance Communications, Inc. 1,000                                        2
    o Opnet Technologies, Inc. 1,100                                           9
    o Oracle Corp. 253,600                                                 2,584
    o Palm, Inc. 1,146                                                        14
    o Pec Solutions, Inc. 1,000                                               35
      Pitney Bowes, Inc. 15,000                                              503
    o Printronix, Inc. 2,400                                                  24
    o ProQuest Co. 1,700                                                      33
    o Quantum Corp. - DLT & Storage
      System 5,500                                                            16
    o Quovadx, Inc. 2,600                                                      4
    o Rational Software Corp. 8,700                                           58
    o Read-Rite Corp. 5,900                                                    4
    o Renaissance Learning, Inc. 2,100                                        41
    o Roxio, Inc. 724                                                          2
    o S1 Corp. 12,930                                                         57
    o Saba Software, Inc. 2,000                                                3
    o Sagent Technology, Inc. 1,500                                           --
    o Scansource, Inc. 1,700                                                 102
    o SCM Microsystems, Inc. 1,200                                             7
   ~o Seagate Escrow Security 7,500                                            2
    o Silicon Graphics, Inc. 4,800                                             4
   *o SmartForce PLC 4,971                                                    20
    o Socket Communications, Inc. 800                                          1
   ~o SoftBrands, Inc. 671                                                    --
    o Stellent, Inc. 1,100                                                     4
    o Storage Technology Corp. 14,400                                        255


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o StorageNetworks, Inc. 2,100                                              2
    o Sun Microsystems, Inc. 134,130                                         397
    o Sybase, Inc. 11,036                                                    141
   o+ Synaptics, Inc. 1,000                                                    6
      SynQuest, Inc. 60                                                       --
    o Systems & Computer Technology
      Corp. 3,400                                                             32
    o T/R Systems, Inc. 1,500                                                  1
    o Tech Data Corp. 2,800                                                   89
    o The Titan Corp. 3,881                                                   50
      Total System Services, Inc. 9,300                                      126
    o Troy Group, Inc. 2,000                                                   3
    o Tumbleweed Communications
      Corp. 2,000                                                              2
    o Ultimate Electronics, Inc. 400                                           5
    o Unisys Corp. 12,500                                                    109
    o Universal Access Global Holdings,
      Inc. 2,900                                                               1
    o Vastera, Inc. 2,000                                                      9
    o Virage Logic Corp. 1,400                                                16
    o Vitria Technology, Inc. 3,700                                            3
    o WebEx Communications, Inc. 1,500                                        24
    o Xanser Corp. 1,400                                                       2
    o Xerox Corp. 31,200                                                     207
                                                                   -------------
                                                                          42,513


      BUSINESS SERVICES 4.6%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc. 500                                                 5
    o 4 Kids Entertainment, Inc. 1,000                                        27
    o aaiPharma, Inc. 1,200                                                   18
      ABM Industries, Inc. 2,400                                              35
    o Actel Corp. 1,100                                                       18
    o Actuate Corp. 2,300                                                      4
    o Administaff, Inc. 2,800                                                 17
    o Advent Software, Inc. 1,600                                             23
   o+ The Advisory Board Co. 1,000                                            32
    o Advo, Inc. 700                                                          21
    o Aether Systems, Inc. 1,100                                               3
    o Affiliated Computer Services, Inc.,
      Class A 6,000                                                          276
    o Agile Software Corp. 1,900                                              13
    o AHL Services, Inc. 2,200                                                 1
    o Akamai Technologies, Inc. 4,038                                          4
   o+ Allied Research Corp. 500                                                9
    o Allied Waste Industries, Inc. 7,800                                     64
    o Ambassadors International, Inc. 1,700                                   14
    o America Online Latin America, Inc.,
      Class A 2,500                                                            1
    o American Management
      Systems, Inc. 2,200                                                     26
    o Analysts International Corp. 2,400                                       4
    o Ansoft Corp. 2,300                                                      13
    o Answerthink, Inc. 1,700                                                  3
    o Ansys, Inc. 1,700                                                       33
   o+ Anteon International Corp 2,000                                         46
    o Apollo Group, Inc., Class A 12,050                                     500
    o Ariba, Inc. 9,200                                                       22
    o Art Technology Group, Inc. 2,200                                         2
   o+ Artistdirect, Inc. 1,000                                                 4
    o Ask Jeeves, Inc. 1,900                                                   3
    o Aspen Technology, Inc. 1,000                                             2
    o At Road, Inc. 900                                                        4
      Automatic Data Processing, Inc. 28,700                               1,221
    o Barra, Inc. 1,250                                                       45
    o BEA Systems, Inc. 16,400                                               133
    o BearingPoint, Inc. 7,100                                                55
    o BindView Development Corp. 1,700                                         2
    o Bottomline Technologies, Inc. 500                                        2
      Bowne & Co., Inc. 1,700                                                 17
      Brady Corp., Class A 700                                                23
    o Bright Horizons Family Solutions,
      Inc. 1,300                                                              35
    o Brocade Communications Systems,
      Inc. 9,500                                                              65
    o BSQUARE Corp. 1,600                                                      2
    o Bull RUN Corp. 1,100                                                     1
    o Caminus Corp. 1,100                                                      3
    o CareCentric, Inc. 119                                                   --
    o Career Education Corp. 2,600                                           104
    o Carreker Corp. 1,200                                                     8
   o+ Casella Waste Systems, Inc.,
      Class A 2,500                                                           13
    o Catapult Communications
      Corp. 1,600                                                             21
    o CDI Corp. 1,200                                                         32
    o CDW Computer Centers, Inc. 4,300                                       228


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued


                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Cendant Corp. 46,720                                                   537
    o Centra Software, Inc. 2,400                                              2
    o Ceridian Corp. 19,500                                                  269
    o Cerner Corp. 1,700                                                      61
    o Certegy, Inc. 5,350                                                    112
   o+ Charles River Associates, Inc. 500                                       8
    o Checkfree Corp. 2,900                                                   47
      Chemed Corp. 1,200                                                      42
    o Choicepoint, Inc. 3,400                                                129
    o Chordiant Software, Inc. 1,100                                           2
    o Ciber, Inc. 1,900                                                       10
      Cintas Corp. 7,050                                                     333
    o Citrix Systems, Inc. 10,000                                             76
    o Clarent Corp. 1,545                                                     --
    o Clarus Corp. 1,200                                                       6
    o Click Commerce, Inc. 320                                                 1
    o Cognizant Technology Solutions
      Corp. 100                                                                7
    o Coinstar, Inc. 5,200                                                   156
    o Com21, Inc. 1,400                                                       --
   o+ Comarco, Inc. 500                                                        3
    o Commerce One, Inc. 730                                                   2
    o Computer Access Technology Corp. 800                                     2
      Computer Associates International,
      Inc. 27,226                                                            405
    o Computer Sciences Corp. 15,738                                         508
    o Concord EFS, Inc. 21,800                                               311
    o Connetics Corp. 3,400                                                   43
    o Convergys Corp. 7,800                                                  116
    o Corillian Corp. 2,000                                                    3
    o Corinthian Colleges, Inc. 4,600                                        174
    o Corio, Inc. 1,400                                                        1
    o Cornell Cos., Inc. 2,100                                                13
    o Corporate Executive Board Co. 1,700                                     56
    o Correctional Services Corp. 2,000                                        4
    o CoStar Group, Inc. 800                                                  13
    o Covansys Corp. 2,500                                                     8
    o Credence Systems, Corp. 1,700                                           14
   o+ Cross Country, Inc. 1,600                                               20
    o Cross Media Marketing Corp. 1,391                                        1
    o CSG Systems International, Inc. 2,900                                   37
    o Cysive, Inc. 1,000                                                       2
    o Daleen Technologies, Inc. 800                                           --
    o Datastream Systems, Inc. 1,300                                           7
      Deluxe Corp. 7,700                                                     356
    o Dendrite International, Inc. 1,100                                       7
    o DeVry, Inc. 2,800                                                       40
    o DiamondCluster International, Inc.,
      Class A 1,000                                                            3
    o Dice, Inc. 1,000                                                        --
    o Digex, Inc. 1,800                                                       --
    o Digimarc Corp. 1,000                                                    13
    o Digital Courier Technologies, Inc. 1,700                                --
    o Digital Insight Corp. 2,300                                             24
    o Digital River, Inc. 2,100                                               22
    o Digitalthink, Inc. 1,300                                                 2
    o Digitas, Inc. 1,500                                                      4
    o Divine, Inc., Class A 161                                               --
    o Documentum, Inc. 1,800                                                  26
    o DoubleClick, Inc. 8,237                                                 58
    o DST Systems, Inc. 5,400                                                166
    o Dun & Bradstreet Corp. 10,200                                          373
    o Dyax Corp. 2,000                                                         3
    o Dynamics Research Corp. 1,200                                           13
    o Earthlink, Inc. 7,350                                                   45
    o eBay, Inc. 13,312                                                      842
    o Ebenx, Inc. 2,000                                                        4
    o Echelon Corp. 1,200                                                     15
    o Eclipsys Corp. 1,800                                                     9
    o Edgewater Technology, Inc. 767                                           3
    o Edison Schools, Inc. 1,900                                               1
    o Education Management Corp. 1,700                                        62
    o eFunds Corp. 2,502                                                      22
      Electronic Data Systems Corp. 21,600                                   325
   o+ ELITE Information Group, Inc. 500                                        4
   o+ eLoyalty Corp. 190                                                       1
    o Embarcadero Technologies, Inc. 2,900                                    17
    o Engage, Inc. 4,900                                                      --
    o Enterasys Networks, Inc. 8,500                                          10
    o Entrada Networks, Inc. 75                                               --
    o Entrust, Inc. 2,800                                                      6
    o EPIQ Systems, Inc. 1,550                                                26
    o ePresence, Inc. 2,700                                                    5
      Equifax, Inc. 9,300                                                    219
    o eXcelon Corp. 456                                                        1


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Extensity, Inc. 1,900                                                    3
    o Exult, Inc. 4,100                                                       12
    o Ezenia!, Inc. 1,000                                                     --
    o F5 Networks, Inc. 2,300                                                 22
      FactSet Research Systems, Inc. 1,500                                    41
    o Falcon Products, Inc. 1,500                                              6
   o+ Fidelity National Information
      Solutions, Inc. 1,100                                                   21
    o Filenet Corp. 1,300                                                     14
    o First Consulting Group, Inc. 1,800                                      10
      First Data Corp. 46,000                                              1,607
    o Fiserv, Inc. 9,300                                                     291
    o Forrester Research, Inc. 1,600                                          22
    o Freemarkets, Inc. 3,300                                                 24
    o FTI Consulting, Inc. 1,800                                              75
      G&K Services, Inc., Class A 1,200                                       39
    o Gartner, Inc., Class B 3,551                                            29
    o Gemstar -TV Guide International,
      Inc. 18,160                                                             66
    o Genuity, Inc., Class A 280                                              --
    o Geoworks Corp. 800                                                      --
      Global Payments, Inc. 8,520                                            241
    o GP Strategies Corp. 1,500                                                7
    o GSI Commerce, Inc. 1,500                                                 7
    o GTECH Holdings Corp. 3,200                                              83
      H&R Block, Inc. 21,300                                                 945
    o HA-LO Industries, Inc. 2,100                                            --
    o Hall, Kinion & Associates, Inc. 900                                      5
    o Heidrick & Struggles International,
      Inc. 1,100                                                              14
    o Homestore, Inc. 4,200                                                    3
    o Hyperion Solutions Corp. 9,300                                         251
    o I-Many, Inc. 1,300                                                       2
    o i2 Technologies, Inc. 15,300                                            12
    o iBEAM Broadcasting Corp. 290                                            --
   o+ ICT Group, Inc. 500                                                      9
    o Identix, Inc. 1,600                                                     10
    o IDT Corp. 700                                                           12
    o IDX Systems Corp. 1,500                                                 23
    o iGate Corp. 1,300                                                        4
    o InFocus Corp. 1,600                                                      9
    o Infogrames, Inc. 1,600                                                   3
    o Infonet Services Corp., Class B 11,200                                  22
    o Information Resources, Inc. 2,500                                        8
    o Infospace, Inc. 872                                                      7
    o infoUSA, Inc. 2,300                                                     10
    o Inktomi Corp. 4,200                                                      2
    o Innodata Corp. 2,400                                                     2
    o Integrated Silicon Solutions, Inc. 900                                   3
    o Interactive Data Corp. 20,700                                          301
    o Intercept, Inc. 1,500                                                   24
    o Internap Network Services Corp. 4,600                                    1
    o Internet Capital Group, Inc. 7,000                                       3
    o Interpublic Group of Cos., Inc. 16,644                                 199
    o Intertrust Technologies Corp. 2,200                                      7
    o Interwoven, Inc. 3,700                                                   7
    o Intuit, Inc. 11,215                                                    582
    o Iron Mountain, Inc. 3,525                                               99
    o The IT Group, Inc. 1,900                                                --
    o ITT Educational Services, Inc. 6,000                                   131
    o J.D. Edwards & Co. 21,600                                              256
      Jack Henry & Associates, Inc. 3,300                                     34
    o Jacobs Engineering Group, Inc. 2,000                                    61
    o JDA Software Group, Inc. 2,000                                          18
      John H. Harland Co. 2,000                                               38
    o Jupiter Media Metrix, Inc. 1,673                                        --
    o Keane, Inc. 3,960                                                       33
      Kelly Services, Inc., Class A 1,200                                     28
    o Key3Media Group, Inc. 2,400                                             --
    o Korn/Ferry International 1,100                                           9
    o Kroll, Inc. 1,900                                                       37
    o Kronos, Inc. 1,250                                                      45
    o Lamar Advertising Co. 3,200                                            109
    o Learning Tree International, Inc. 1,400                                 24
    o Legato Systems, Inc. 4,400                                              16
   o+ LendingTree, Inc. 1,000                                                 12
    o Liberate Technologies 5,900                                              8
    o Lightbridge, Inc. 2,200                                                 14
    o Lightpath Technologies, Inc.,
      Class A 600                                                             --
    o Looksmart Ltd. 2,400                                                     4
    o Luminex Corp. 800                                                        5
    o Macrovision Corp. 2,300                                                 30
    o Manhattan Associates, Inc. 1,300                                        29


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Manpower, Inc. 3,700                                                   126
    o Manugistics Group, Inc.2,300                                             7
    o Mapinfo Corp. 525                                                        3
    o Marimba, Inc. 2,000                                                      3
    o MAXIMUS, Inc. 1,700                                                     35
    o MCSi, Inc. 1,248                                                         6
    o Mechanical Technology, Inc. 1,800                                        2
    o Media Arts Group, Inc. 2,000                                             4
   o+ Medical Staffing Network Holdings,
      Inc. 1,300                                                              17
    o Medis Technologies Ltd. 1,000                                            6
    o MemberWorks, Inc. 1,500                                                 26
    o Mentor Graphics Corp. 3,200                                             30
    o Mercator Software, Inc. 1,100                                            1
    o Mercury Computer Systems, Inc. 1,600                                    48
    o Mercury Interactive Corp. 3,300                                         87
    o Meta Group, Inc. 1,100                                                   3
    o MetaSolv, Inc. 2,800                                                     4
    o Metricom, Inc. 1,400                                                    --
   o+ Michael Baker Corp. 500                                                  5
    o Microvision, Inc. 900                                                    4
    o Millenium Cell, Inc. 2,200                                               4
    o Moldflow Corp. 300                                                       2
    o MPS Group, Inc. 4,100                                                   22
    o MRO Software, Inc. 3,900                                                28
    o Multex.com, Inc. 1,100                                                   4
   o+ Multi-Color Corp. 500                                                    7
    o National Instruments Corp. 2,050                                        59
    o National Processing, Inc. 2,700                                         36
      National Service Industries, Inc. 450                                    3
    o Nautilus Group, Inc. 1,625                                              22
    o Navigant Consulting, Inc. 2,500                                         13
    o NCO Group, Inc. 1,761                                                   24
   o+ Neoforma, Inc. 1,500                                                    17
    o Neon Systems, Inc. 2,400                                                 7
    o Netcentives, Inc. 2,000                                                 --
    o NETIQ Corp. 7,704                                                      109
    o Netratings, Inc. 3,000                                                  16
    o Netscout Systems, Inc. 1,800                                             9
    o Netsolve, Inc. 1,600                                                    12
    o Network Associates, Inc. 8,445                                         134
    o Network Commerce, Inc. 140                                              --
      New England Business Service, Inc. 800                                  18
    o Numerical Technologies, Inc. 1,300                                       5
    o NYFIX, Inc. 750                                                          3
    o Oak Technology, Inc. 2,200                                               4
      Omnicom Group, Inc. 8,800                                              507
    o On Assignment, Inc. 1,700                                               14
    o Onesource Information Service
      Corp. 3,800                                                             24
    o Onyx Software Corp. 1,400                                                3
    o Opsware, Inc. 800                                                        1
    o Overture Services, Inc. 2,900                                           80
    o Packeteer, Inc. 1,100                                                    6
    o Parametric Technology Corp. 9,700                                       22
    o Paxar Corp. 2,300                                                       33
      Paychex, Inc. 15,400                                                   444
    o PC-Tel, Inc. 1,400                                                      10
    o PDI, Inc. 400                                                            2
    o Pegasus Solutions, Inc. 11,200                                         122
    o PeopleSoft, Inc. 13,400                                                243
    o Peregrine Systems, Inc. 7,015                                            1
    o Performance Technologies, Inc. 1,600                                     5
    o Perot Systems Corp., Class A 4,600                                      49
    o Phoenix Technologies Ltd. 1,300                                          7
      Pittston Brink's Group 5,600                                           119
    o Pixar, Inc. 2,600                                                      133
    o Planar Systems, Inc. 1,200                                              22
    o Plato Learning, Inc. 1,433                                              10
    o Polycom, Inc. 4,400                                                     43
    o Pomeroy Computer Resources,
      Inc. 1,100                                                              12
    o Portal Software, Inc. 6,100                                              4
    o Praecis Pharmaceuticals, Inc. 1,600                                      4
    o Pre-Paid Legal Services, Inc. 1,100                                     24
   o+ Precis, Inc. 1,200                                                       6
    o Predictive Systems, Inc. 1,700                                          --
    o PRG-Schultz International, Inc. 2,500                                   23
    o Priceline.com, Inc. 8,900                                               20
    o ProBusiness Services, Inc. 2,200                                        20
    o Progress Software Corp. 2,200                                           27
    o ProsoftTraining 900                                                     --
    o Pumatech, Inc. 1,500                                                    --
    o QLogic Corp. 4,022                                                     140


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o QRS Corp. 1,450                                                          7
   o+ Quality Systems, Inc. 500                                               10
    o Quest Software, Inc. 4,000                                              44
    o Quintus Corp. 1,500                                                     --
      Quixote Corp. 800                                                       16
    o R.H. Donnelley Corp. 2,000                                              48
    o Radiant Systems, Inc. 1,300                                             14
    o RadiSys Corp. 700                                                        5
    o Rare Medium Group, Inc. 110                                             --
    o RealNetworks, Inc. 6,000                                                21
    o Red Hat, Inc. 7,100                                                     32
    o Redback Networks, Inc. 5,600                                             3
    o Register.com 2,600                                                      10
    o RemedyTemp, Inc., Class A 1,200                                         18
    o Resonate, Inc. 800                                                       1
    o Resources Connection, Inc. 600                                          10
    o Retek, Inc. 3,843                                                       13
      The Reynolds & Reynolds Co.,
      Class A 4,000                                                           95
    o Right Management Consultants,
      Inc. 1,125                                                              15
    o Robert Half International, Inc. 7,500                                  125
    o RSA Security, Inc. 2,000                                                 9
    o Rural Cellular Corp., Class A 1,200                                      2
    o SafeNet, Inc. 900                                                       15
    o Sanchez Computer Associates,
      Inc. 1,800                                                               6
    o Sandisk Corp. 2,500                                                     49
    o Sapient Corp. 3,600                                                      6
    o SBS Technologies, Inc. 1,700                                            14
    o Scient, Inc. 624                                                        --
    o Seachange International, Inc. 850                                        5
    o Seacor Smit, Inc. 1,250                                                 51
    o Secure Computing Corp. 3,200                                            13
    o Seebeyond Technology Corp. 3,100                                         5
      SEI Investments Co. 5,400                                              144
    o Selectica, Inc. 1,900                                                    5
    o Serena Software, Inc. 2,100                                             34
      The ServiceMaster Co. 20,400                                           209
    o SFBC International, Inc. 1,000                                          13
    o Siebel Systems, Inc. 18,100                                            136
    o Sirius Satellite Radio, Inc. 1,200                                       1
    o Sitel Corp. 2,800                                                        5
    o Sonic Foundry, Inc. 600                                                 --
    o SONICblue, Inc. 2,600                                                    1
    o SonicWALL, Inc. 4,900                                                   14
      Sonoco Products Co. 4,100                                               96
    o Sonus Networks, Inc. 7,400                                               3
    o SourceCorp 1,100                                                        25
    o Spherion Corp. 1,830                                                    11
   o+ Spherix, Inc. 500                                                        4
    o SportsLine.com, Inc. 2,300                                               3
    o SPSS, Inc. 700                                                           7
   o+ SS&C Technologies, Inc. 5,900                                           67
      Standard Register Co. 1,100                                             26
    o StarMedia Network, Inc. 2,400                                           --
    o StarTek, Inc. 900                                                       22
    o Stericycle, Inc. 2,200                                                  73
      Strayer Education, Inc. 700                                             37
    o Student Advantage, Inc. 190                                             --
    o Sungard Data Systems, Inc. 12,900                                      286
    o Sunrise Telecom, Inc. 2,000                                              4
    o SupportSoft, Inc. 2,300                                                  9
    o Sycamore Networks, Inc. 11,000                                          28
    o Sylvan Learning Systems, Inc. 2,200                                     34
    o Symantec Corp. 7,200                                                   288
    o Synopsys, Inc. 3,342                                                   126
    o Synplicity, Inc. 1,200                                                   4
    o Syntel, Inc. 2,500                                                      46
    o Take-Two Interactive Software
      Corp. 1,500                                                             39
      Talx Corp. 1,200                                                        16
    o Tanning Technology Corp. 900                                             1
    o TeleTech Holdings, Inc. 5,000                                           30
    o Tetra Tech, Inc. 2,031                                                  18
    o Tetra Technologies, Inc. 800                                            17
    o Thermo Electron Corp. 26,550                                           488
    o TIBCO Software, Inc. 8,500                                              43
    o Ticketmaster Online-CitySearch, Inc.,
      Class B 5,400                                                          127
   o+ Tier Technologies, Inc., Class B 500                                    10
    o TMP Worldwide, Inc. 4,800                                               74
    o Transaction Systems Architects, Inc.,
      Class A 5,200                                                           39


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS as of October 31, 2002.  Continued


                                                                      MKT. VALUE
           SECURITY AND NUMBER OF SHARES                              ($ X 1,000)

     o TRC Cos., Inc. 1,350                                                   23
     o Trizetto Group, Inc. 3,400                                             21
     o Tularik, Inc. 2,100                                                    15
     o Unify Corp. 1,200                                                      --
     o Universal Electronics, Inc. 2,200                                      17
     o UNOVA, Inc. 3,100                                                      16
     o URS Corp. 1,700                                                        32
     o Usinternetworking, Inc. 1,100                                          --
     o VA Software Corp. 1,427                                                 2
     o Ventiv Health, Inc. 2,233                                               3
     o VeriSign, Inc. 10,875                                                  88
     o Veritas Software Corp. 17,024                                         260
     o Verity, Inc. 1,600                                                     14
     o Vertel Corp. 900                                                       --
       Viad Corp. 4,100                                                       80
     o The viaLink Co. 700                                                    --
     o Viewpoint Corp. 2,000                                                   6
     o Vignette Corp. 8,948                                                    9
     o Vixel Corp. 600                                                         1
     o Volt Information Sciences, Inc. 600                                     8
       Wabtec Corp. 2,028                                                     29
     o Wackenhut Corrections Corp. 3,800                                      45
       Wallace Computer Services, Inc. 12,500                                229
       Waste Management, Inc. 27,600                                         635
     o WatchGuard Technologies, Inc. 1,800                                     8
    o+ Watson Wyatt & Co. Holdings 1,600                                      32
     o Wave Systems Corp., Class A 1,800                                       3
     o webMethods, Inc. 1,921                                                 14
     o Websense, Inc. 2,500                                                   50
    o+ Weight Watchers International, Inc. 4,900                             232
     o Westaff, Inc. 2,000                                                     4
     o Wind River Systems, Inc. 3,160                                         11
     o Wireless Facilities, Inc. 1,800                                         8
     o Witness Systems, Inc. 2,100                                             6
     o WorldGate Communications, Inc. 2,000                                    1
     o Xybernaut Corp. 1,400                                                  --
     o Yahoo!, Inc. 24,701                                                   369
     o Zamba Corp. 2,000                                                      --
     o Zap.com Corp. 32                                                       --
     o Zix Corp. 900                                                           4
                                                                      ----------
                                                                          24,420

       CHEMICAL 2.1%
       -------------------------------------------------------------------------
       3M Co. 23,200                                                       2,945
       A. Schulman, Inc. 2,300                                                40
       Aceto Corp. 500                                                         5
       Air Products & Chemicals, Inc. 10,500                                 464
     o Airgas, Inc. 3,000                                                     46
       Albemarle Corp. 2,000                                                  56
       Arch Chemicals, Inc. 700                                               13
       Cabot Corp. 2,700                                                      64
     o Cabot Microelectronics Corp. 660                                       30
       Calgon Carbon Corp. 2,300                                              10
       Cambrex Corp. 900                                                      25
     + Chase Corp. 100                                                         1
       Chemfirst, Inc. 1,000                                                  28
       Crompton Corp. 4,424                                                   29
     o Cytec Industries, Inc. 4,900                                          119
       Dow Chemical Co. 43,266                                             1,124
       E.I. du Pont de Nemours & Co. 55,195                                2,277
       Eastman Chemical Co. 3,100                                            113
       Ecolab, Inc. 5,500                                                    265
       Ferro Corp. 1,200                                                      29
     o FMC Corp. 1,600                                                        49
     o Foamex International, Inc. 2,600                                        3
       Georgia Gulf Corp. 1,300                                               28
       Great Lakes Chemical Corp. 1,600                                       39
       H.B. Fuller Co. 2,000                                                  57
       Hawkins, Inc. 1,900                                                    17
     o Hercules, Inc. 4,000                                                   38
     o International Specialty Products, Inc. 2,800                           26
       Lubrizol Corp. 2,400                                                   70
       Lyondell Chemical Co. 4,600                                            57
       MacDermid, Inc. 800                                                    16
     o Matrixx Initiatives, Inc. 1,700                                        16
       Millennium Chemicals, Inc. 2,400                                       22
       Oil-Dri Corp. of America 400                                            3
       Olin Corp. 1,820                                                       30
       OM Group, Inc. 900                                                      6
     o Omnova Solutions, Inc. 1,000                                            4
       Penford Corp. 1,700                                                    25
       PolyOne Corp. 3,200                                                    26
       PPG Industries, Inc. 7,600                                            357


See financial notes.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)

       Praxair, Inc. 12,000                                                  654
       Rohm & Haas Co. 26,753                                                890
       Rollins, Inc. 1,300                                                    31
       RPM, Inc. 5,100                                                        77
       Sherwin-Williams Co.  6,900                                           189
       Sigma-Aldrich Corp. 3,300                                             151
       Solutia, Inc. 4,100                                                    18
       Stepan Co. 1,200                                                       33
     o Symyx Technologies, Inc. 1,300                                         15
       Tredegar Corp. 2,600                                                   34
     o Twinlab Corp. 900                                                      --
       Valhi, Inc. 5,600                                                      58
       Valspar Corp. 2,200                                                    92
       WD-40 Co. 1,600                                                        46
       Wellman, Inc. 11,700                                                  118
     o Zoltek Cos., Inc. 1,500                                                 5
                                                                      ----------
                                                                          10,983

       CONSTRUCTION 0.6%
       -------------------------------------------------------------------------
       Ameron International Corp. 700                                         34
     + Apogee Enterprises, Inc. 1,000                                         12
     o Armstrong Holdings, Inc. 1,600                                          3
     o Beazer Homes USA, Inc. 851                                             56
    o+ Building Materials Holding Corp. 1,000                                 12
       CARBO Ceramics, Inc. 500                                               16
       Centex Construction Products, Inc. 700                                 24
       Centex Corp. 3,100                                                    141
     o Champion Enterprises, Inc. 2,200                                        5
       Clayton Homes, Inc. 6,000                                              68
       Craftmade International, Inc. 1,800                                    24
       D.R. Horton, Inc. 6,702                                               129
    o+ Dominion Homes, Inc. 500                                                8
     o Dycom Industries, Inc. 2,399                                           26
       ElkCorp 950                                                            15
     o EMCOR Group, Inc. 900                                                  44
       Florida Rock Industries, Inc. 1,550                                    54
       Fluor Corp. 4,100                                                      97
     o Foster Wheeler Ltd. 2,500                                               4
       Granite Construction, Inc. 1,850                                       30
     o Hovnanian Enterprises, Inc., Class A 2,100                             79
     o Huttig Building Products, Inc. 811                                      3
     o Insituform Technologies, Inc., Class A 1,300                           21
     o Integrated Electrical Services, Inc. 1,800                              7
       Interface, Inc., Class A 3,300                                         12
       KB Home Corp. 2,400                                                   113
       Lafarge North America, Inc. 3,200                                      95
       Lennar Corp. 3,245                                                    179
       M/I Schottenstein Homes, Inc. 1,800                                    58
       Martin Marietta Materials, Inc. 2,200                                  61
       Masco Corp. 20,400                                                    419
     o McDermott International, Inc. 3,000                                    11
       MDC Holdings, Inc. 1,210                                               45
     o Meritage Corp. 1,000                                                   40
     o Modtech Holdings, Inc. 1,000                                            9
     o NCI Building Systems, Inc. 900                                         17
     o NVR, Inc. 500                                                         169
     o Palm Harbor Homes, Inc. 1,200                                          16
     o Photon Dynamics, Inc. 900                                              19
       Pulte Homes, Inc. 2,936                                               135
     o Quanta Services, Inc. 2,400                                             8
       The Ryland Group, Inc. 1,400                                           58
     o Simpson Manufacturing Co., Inc. 1,600                                  56
       Skyline Corp. 100                                                       3
       Standard Pacific Corp. 1,400                                           34
       The Stanley Works 3,900                                               126
     o Stone & Webster, Inc. 700                                              --
       Texas Industries, Inc. 1,000                                           24
     o Toll Brothers, Inc. 3,600                                              74
     o Trex Co., Inc. 1,000                                                   29
     o USG Corp. 1,400                                                         6
       Vulcan Materials Co. 4,700                                            158
       Walter Industries, Inc. 1,900                                          21
    ~o Washington Group International, Inc. 1,500                             --
    o+ WCi Communities, Inc. 1,300                                            13
     o WESCO International, Inc. 2,300                                         9
                                                                      ----------
                                                                           2,929

       CONSUMER: DURABLE 0.4%
       -------------------------------------------------------------------------
       American Woodmark Corp. 500                                            26
     o Applica, Inc. 3,100                                                    19


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS as of October 31, 2002.  Continued

                                                                      MKT. VALUE
           SECURITY AND NUMBER OF SHARES                              ($ X 1,000)

       Black & Decker Corp. 6,100                                            285
     o Chromcraft Revington, Inc. 1,300                                       17
       Compx International, Inc. 800                                           6
     o Energizer Holdings, Inc. 4,333                                        129
       Ethan Allen Interiors, Inc. 2,700                                      87
       Flexsteel Industries, Inc. 600                                          9
     o Furniture Brands International, Inc. 2,200                             50
     o Genlyte Group, Inc. 600                                                22
     o Griffon Corp. 2,200                                                    25
       Haverty Furniture Cos., Inc. 1,700                                     22
     o Helen of Troy Ltd. 2,000                                               19
       Hillenbrand Industries, Inc. 3,300                                    172
     + Isco, Inc. 200                                                          2
       Kimball International, Inc., Class B 2,100                             32
       La-Z-Boy, Inc. 5,800                                                  138
       Leggett & Platt, Inc. 20,100                                          419
     o Linens `N Things, Inc. 1,800                                           42
       Maytag Corp. 3,600                                                     93
    o+ MITY Enterprises, Inc. 600                                              6
     o Mohawk Industries, Inc. 2,819                                         151
       National Presto Industries, Inc. 400                                   12
    o+ Recoton Corp. 500                                                      --
     o Rent-A-Center, Inc. 1,800                                              80
     o Restoration Hardware, Inc. 1,700                                        9
     o Salton, Inc. 1,100                                                     12
     o SLI, Inc. 1,600                                                        --
     o Stanley Furniture Co., Inc. 600                                        15
       Sturm, Ruger & Co., Inc. 1,100                                         12
       Thomas Industries, Inc. 700                                            20
       Toro Co. 400                                                           26
       Virco Manufacturing Corp. 1,170                                        11
     o Water Pik Technologies, Inc. 195                                        2
       Whirlpool Corp. 6,000                                                 280
                                                                      ----------
                                                                           2,250

       CONSUMER: NONDURABLE 1.3%
       -------------------------------------------------------------------------
     o A.T. Cross Co., Class A 2,400                                          15
       Action Performance Cos., Inc. 6,400                                   132
     o AFC Enterprises, Inc. 1,000                                            19
     o American Greetings Corp., Class A 6,000                                90
       Applebee's International, Inc. 2,775                                   66
    o+ Aramark Corp., Class B 2,300                                           49
     o Boyd Gaming Corp. 2,800                                                31
     o Boyds Collection Ltd. 2,200                                            16
     o Brinker International, Inc. 4,300                                     122
     o Buca, Inc. 1,100                                                        8
     o Catalina Marketing Corp. 5,200                                        101
       CBRL Group, Inc. 2,300                                                 54
     o CEC Entertainment, Inc. 1,350                                          38
       Cedar Fair L.P. 2,300                                                  53
     o Championship Auto Racing Teams, Inc. 1,000                              5
     o The Cheesecake Factory 1,925                                           65
       Churchill Downs, Inc. 900                                              35
    o+ CKE Restaurants, Inc. 1,800                                             7
     o Corvis Corp. 13,000                                                     8
     o Cytyc Corp. 4,800                                                      50
       Darden Restaurants, Inc. 7,800                                        148
     o Dave and Buster's, Inc. 1,700                                          14
     o Department 56, Inc. 2,300                                              29
       Dover Motorsports, Inc. 1,400                                           5
    o+ Drew Indusrtries, Inc. 500                                              8
     o Electronic Arts, Inc. 6,100                                           397
       Fastenal Co. 3,600                                                    122
       Fortune Brands, Inc. 17,700                                           886
     o Fossil, Inc. 1,975                                                     39
     o Garden Fresh Restaurant Corp. 1,700                                    17
       Hasbro, Inc. 7,500                                                     77
    o+ Hibbet Sporting Goods, Inc. 1,050                                      23
     o Hollywood Media Corp. 1,100                                             1
     o IHOP Corp. 500                                                         11
     o International Game Technology 4,300                                   323
       International Speedway Corp., Class A 2,245                            87
     o Isle of Capri Casinos, Inc. 9,400                                     121
     o Jack in the Box, Inc. 1,700                                            37
       Lancaster Colony Corp. 2,400                                          109
       Landry's Restaurants, Inc. 1,800                                       41
       Lone Star Steakhouse & Saloon, Inc. 1,400                              29
     o Luby's, Inc. 1,400                                                      7


See financial notes.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)

       The Marcus Corp. 1,500                                                 21
     o Marvel Enterprises, Inc. 2,300                                         19
       Mattel, Inc. 34,300                                                   630
       McDonald's Corp. 59,300                                             1,074
     o Midway Games, Inc. 2,100                                                9
       Movado Group, Inc. 1,700                                               29
       Newell Rubbermaid, Inc. 11,900                                        386
     o O'Charleys, Inc. 400                                                    8
     o On Command Corp. 1,500                                                  1
       Oneida Ltd. 700                                                         8
     o Outback Steakhouse, Inc. 3,000                                        102
     o P.F. Chang's China Bistro, Inc. 800                                    28
     o Panera Bread Co., Class A 800                                          26
     o Papa John's International, Inc. 1,200                                  31
     o+Penn National Gaming, Inc. 1,900                                       39
     o+Racing Champions Corp. 1,200                                           16
     o Rare Hospitality International, Inc. 550                               15
       Regis Corp. 1,900                                                      56
       Riviana Foods, Inc. 1,200                                              30
       Ruby Tuesday, Inc. 3,100                                               54
       Russ Berrie & Co., Inc. 1,000                                          32
     o Ryan's Family Steak Houses, Inc. 2,250                                 23
     o SCP Pool Corp. 850                                                     24
     o Service Corp. International 11,800                                     37
     o Sonic Corp. 1,875                                                      44
     o Sotheby's Holdings, Inc., Class A 2,800                                21
     o Starbucks Corp. 15,800                                                377
     o The Steak N Shake Co. 1,580                                            17
     o Stewart Enterprises, Inc., Class A 4,200                               23
     o The Topps Co., Inc. 1,700                                              14
     o Trans World Entertainment Corp. 1,500                                   5
     o Triarc Cos., Inc. 700                                                  17
       Tupperware Corp. 2,300                                                 37
       Wendy's International, Inc. 4,800                                     152
     o World Wrestling Federation Entertainment, Inc. 900                      7
     o Yankee Candle Co., Inc. 2,700                                          46
                                                                      ----------
                                                                           6,953

       CONTAINERS 0.2%
       -------------------------------------------------------------------------
     o AEP Industries, Inc. 400                                                6
    o+ American Locker Group, Inc. 500                                         5
     o Astronics Corp. 1,000                                                   6
     o Astronics Corp., Class B 250                                            1
       Ball Corp. 2,800                                                      136
       Bemis Co. 2,200                                                       114
     o Crown Cork & Seal Co., Inc. 3,600                                      23
       Greif Brothers Corp., Class A 700                                      18
     o Mobile Mini, Inc. 600                                                   9
     o Owens-Illinois, Inc. 16,200                                           194
     o Packaging Corp. of America 4,400                                       76
    o+ Packaging Dynamics Corp. 260                                            2
     o Pactiv Corp. 7,900                                                    157
     o Sealed Air Corp. 3,500                                                 54
     o Silgan Holdings, Inc. 900                                              17
                                                                      ----------
                                                                             818

       ELECTRONICS 4.4%
       -------------------------------------------------------------------------
     o ACT Manufacturing, Inc. 900                                            --
     o Acxiom Corp. 25,700                                                   324
     o Adaptive Broadband Corp. 1,000                                         --
     o ADC Telecommunications, Inc. 28,220                                    45
     o ADE Corp. 600                                                           3
     o Adelphia Business Solutions, Inc. 4,638                                --
     o Adelphia Communications Corp., Class A 6,301                            1
     o Advanced Fibre Communications, Inc. 3,500                              57
     o Advanced Micro Devices, Inc. 14,500                                    89
     o Advanced Power Technology, Inc. 1,500                                   3
     o Agere Systems, Inc., Class A 30,616                                    27
     o Agilent Technologies, Inc. 20,817                                     286
     o Airnet Communications Corp. 1,300                                       1
     o Allen Telecom, Inc. 1,500                                               9
     o Alliance Fiber Optic Products, Inc. 2,100                               1
     o Alliance Semiconductor Corp. 1,200                                      5
     o Alliant Techsystems, Inc. 2,437                                       147
     o Altera Corp. 16,000                                                   188
     o American Power Conversion Corp. 14,800                                191
    o+ American Science & Engineering, Inc. 500                                5
     o American Superconductor Corp. 700                                       3
    o+ American Technical Ceramics Corp. 500                                   2


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                      MKT. VALUE
           SECURITY AND NUMBER OF SHARES                              ($ X 1,000)

     o Amkor Technology, Inc. 6,900                                           24
     o Amphenol Corp., Class A 1,900                                          73
     o Anadigics, Inc. 1,150                                                   3
     o Analog Devices, Inc. 16,400                                            440
     o Anaren Microwave, Inc. 800                                              7
     o Andrew Corp. 3,600                                                     31
     o Anixter International, Inc. 3,300                                      76
     o APA Optics, Inc. 1,000                                                  2
       Applied Biosystems Group - Applera Corp. 9,500                        192
     o Applied Materials, Inc. 72,498                                      1,090
     o Applied Micro Circuits Corp. 12,238                                    48
    ~o APW Ltd. 1,700                                                         --
     o Arrow Electronics, Inc. 4,300                                          56
     o Artisan Components, Inc. 1,100                                         14
     o Aspect Communications Corp. 1,700                                       3
     o AstroPower, Inc. 750                                                    6
     o Asyst Technologies, Inc. 1,700                                         10
     o Atmel Corp. 17,900                                                     30
     o ATMI, Inc. 1,400                                                       26
     o Audiovox Corp., Class A 1,600                                          13
     o Avanex Corp. 2,100                                                      2
     o Avid Technology, Inc. 1,100                                            15
       Avnet, Inc. 4,788                                                      45
       AVX Corp. 7,500                                                        71
     o Aware, Inc. 1,100                                                       3
     o Axcelis Technologies, Inc. 7,044                                       38
     o AXT, Inc. 800                                                           1
     + Badger Meter, Inc. 500                                                 16
       BEI Technologies, Inc. 1,200                                           13
     o Bel Fuse, Inc., Class A 700                                            12
       Belden, Inc. 800                                                       11
     o Benchmark Electronics, Inc. 6,700                                     149
       BMC Industries, Inc. 2,100                                              2
       Boston Acoustics, Inc. 1,300                                           16
     o Broadcom Corp., Class A 10,700                                        128
     o Brooks-PRI Automation, Inc. 1,364                                      21
     o Bruker Daltonics, Inc. 2,100                                           12
       C&D Technologies, Inc. 1,000                                           16
     o C-COR.net Corp. 1,600                                                   7
     o Cable Design Technologies Corp. 1,700                                   8
     o Cadence Design Systems, Inc. 11,600                                   117
     o Caliper Technologies Corp. 700                                          3
     o Captaris, Inc. 2,200                                                    4
     o CCC Information Services Group, Inc. 13,100                           231
     o Checkpoint Systems, Inc. 2,100                                         21
     o ChipPAC, Inc., Class A 6,600                                           17
     o CIENA Corp. 17,294                                                     64
     o Cirrus Logic, Inc. 3,800                                               13
     o CMGI, Inc. 14,086                                                       7
     o Coherent, Inc. 1,800                                                   32
       Cohu, Inc. 1,100                                                       17
     o CommScope, Inc. 1,900                                                  15
     o Computer Network Technology Corp. 1,100                                 7
     o Comtech Telecommunications, Inc. 500                                    4
     o Concord Communications, Inc. 1,600                                     12
     o Conexant Systems, Inc. 10,796                                          13
     o COX Radio, Inc., Class A 4,600                                        109
     o Cree, Inc. 2,900                                                       50
       CTS Corp. 800                                                           5
       Cubic Corp. 1,200                                                      18
     o Cyberonics, Inc. 1,200                                                 19
     o Cymer, Inc. 1,700                                                      43
     o Cypress Semiconductor Corp. 5,800                                      33
     o Daktronics, Inc. 1,200                                                 11
     o DDI Corp. 1,600                                                        --
     o Dionex Corp. 700                                                       22
     o DSP Group, Inc. 1,300                                                  19
     o Dupont Photomasks, Inc. 1,000                                          21
     o Electro Rent Corp. 2,100                                               23
     o Electro Scientific Industries, Inc. 1,300                              24
     o Electroglas, Inc. 900                                                   1
     o Electronics Boutique Holdings Corp. 1,300                              33
     o Electronics for Imaging, Inc. 2,900                                    53
     o Emcore Corp. 1,500                                                      3
     o EMS Technologies, Inc. 1,000                                           14
     o Emulex Corp. 9,600                                                    172
     o Entegris, Inc. 3,000                                                   26
     o ESS Technology, Inc. 18,300                                           100
     o Esterline Technologies Corp. 900                                       16
     o Exar Corp. 1,800                                                       23
     o Excel Technology, Inc. 600                                             11


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Fairchild Semiconductor International, Inc.,
      Class A    4,100                                                        49
    o FEI Co.    1,500                                                        24
    o Finisar Corp.    7,900                                                   6
    o Fisher Scientific International    2,900                                83
    o Flir Systems, Inc.    1,200                                             57
      Frequency Electronics, Inc.    500                                       4
    o FSI International, Inc.    1,300                                         3
    o Gadzoox Networks, Inc.    600                                           --
    o Genencor International, Inc.    10,500                                 116
      General Cable Corp.    2,200                                             6
    o Gentex Corp.    2,300                                                   68
    o Genus, Inc.    500                                                       1
    o Gerber Scientific, Inc.    1,900                                         7
    o Getty Images, Inc.    4,600                                            132
    o Glenayre Technologies, Inc.    2,300                                     2
    o GlobespanVirata, Inc.    5,556                                          15
      Harman International Industries, Inc.    3,400                         190
    o Harmonic, Inc.    6,342                                                 11
      Harris Corp.    2,800                                                   74
    o Hearst-Argyle Television, Inc.    7,700                                192
      Helix Technology Corp.    1,100                                         11
   o+ Herley Industries, Inc.    500                                           8
    o HI/FN, Inc.    800                                                       4
    o Hollywood Entertainment Corp.    11,100                                218
    o Hutchinson Technology, Inc.    11,600                                  241
    o Ibis Technology Corp.    800                                             4
   o+ ID Systems, Inc.    500                                                  2
    o Imation Corp.    2,000                                                  82
    o Integrated Circuit Systems, Inc.    2,900                               59
      Intel Corp.    321,032                                               5,554
    o Intermagnetics General Corp.    1,371                                   26
    o International Rectifier Corp.    2,600                                  45
    o Internet Security Systems    2,100                                      39
    o Intersil Corp., Class A    5,164                                        88
    o Itron, Inc.    1,500                                                    33
      ITT Industries, Inc.    6,200                                          403
    o Ixia Corp.    2,200                                                      8
    o IXYS Corp.    900                                                        5
    o Jabil Circuit, Inc.    7,800                                           120
    o JDS Uniphase Corp.    54,424                                           123
    o JNI Corp.    1,400                                                       4
      Keithley Instruments, Inc.    700                                        6
    o Kemet Corp.    3,700                                                    32
    o KLA-Tencor Corp.    8,400                                              299
    o Kopin Corp.    2,500                                                     9
    o Kulicke & Soffa Industries, Inc.    1,900                                7
    o L-3 Communications Holdings, Inc.    3,600                             169
    o Lam Research Corp.    5,700                                             72
    o Lattice Semiconductor Corp.    4,600                                    31
    o LeCroy Corp.    900                                                     10
      Linear Technology Corp.    13,500                                      373
    o Littelfuse, Inc.    500                                                  8
   o+ Logicvision, Inc.    1,000                                               2
    o Loral Space & Communications Corp.    13,900                             5
    o LSI Logic Corp.    15,564                                               92
    o Lucent Technologies, Inc.    131,423                                   162
    o Macromedia, Inc.    2,400                                               27
    o Manufacturers Services Ltd.    2,500                                    11
    o Mattson Technology, Inc.    1,100                                        2
    o Maxim Integrated Products, Inc.    14,253                              454
    o McData Corp., Class A    2,617                                          17
   ~o Measurement Specialties, Inc.    700                                    --
    o MEMC Electronic Materials, Inc.    2,700                                19
    o Merix Corp.    1,200                                                    11
    o Merrimac Industries, Inc.    600                                         3
    o Mestek, Inc.    700                                                     13
    o Metawave Communications Corp.    1,900                                  --
      Methode Electronics, Inc., Class A    1,100                             10
    o Metromedia Fiber Network, Inc., Class A    18,010                       --
    o Micrel, Inc.    3,600                                                   30
    o Micron Technology, Inc.    25,500                                      408
    o Microsemi Corp.    1,000                                                 7
    o Microtune, Inc.    2,200                                                 4
    o MKS Instruments, Inc.    1,700                                          22
    + Mocon, Inc.    600                                                       4
      Molex, Inc.    7,925                                                   209
   o+ Monolithic System Technology, Inc.    1,200                             11


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Moody's Corp.    7,400                                                 349
      Motorola, Inc.    97,455                                               894
    o MRV Communications, Inc.    4,307                                        5
      MTS Systems Corp.    2,500                                              25
    o Multilink Technology Corp.    340                                        1
    o Mykrolis Corp.    3,021                                                 17
    o Nanogen, Inc.    1,500                                                   3
    o Nanometrics, Inc.    300                                                 1
    o National Semiconductor Corp.    7,600                                  101
    o Netopia, Inc.    2,100                                                   3
    o Netro Corp.    573                                                       1
    o New Focus, Inc.    2,800                                                 9
    o Newport Corp.    1,700                                                  19
    o Novoste Corp.    1,600                                                   9
    o Nvidia Corp.    7,000                                                   83
    o Omnivision Technologies, Inc.    1,400                                  16
    o Oplink Communications, Inc.    4,600                                     3
    o Optical Communication Products, Inc.    500                             --
    o OSI Systems, Inc.    1,200                                              19
   o+ Osmonics, Inc.    1,000                                                 14
    o OYO Geospace Corp.    300                                                4
    o P-com, Inc.    520                                                      --
      Park Electrochemical Corp.    1,100                                     20
    o Parkervision, Inc.    400                                                5
    o Paxson Communications Corp.    1,900                                     5
    o Pemstar, Inc.    1,600                                                   2
    o Pericom Semiconductor Corp.    1,400                                    12
      PerkinElmer, Inc.    5,977                                              42
    o Photronics, Inc.    1,400                                               17
    o Pinnacle Systems, Inc.    1,800                                         21
      Pioneer Standard Electronics, Inc.    1,600                             11
    o Pixelworks, Inc.    1,600                                                9
    o Plantronics, Inc.    2,000                                              30
    o Plexus Corp.    1,700                                                   18
    o PLX Technology, Inc.    1,300                                            4
    o Powell Industries, Inc.    1,000                                        16
    o Power Intergrations, Inc.    1,400                                      25
    o Power-One, Inc.    2,500                                                13
    o Powerwave Technologies, Inc.    3,200                                   15
    o Proxim Corp., Class A    5,412                                           5
    o Qualcomm, Inc.    33,500                                             1,156
    o Quicklogic Corp.    900                                                  1
    o Rambus, Inc.    4,200                                                   23
    + Raven Industries, Inc.    700                                           19
    o Rayovac Corp.    1,800                                                  25
    o Remec, Inc.    1,500                                                     5
    o REX Stores Corp.    6,375                                               76
    o RF Micro Devices, Inc.    7,200                                         61
      Richardson Electronics Ltd.    1,300                                     9
    o Riverstone Networks, Inc.    7,645                                       8
    o Rofin-Sinar Technologies, Inc.    1,900                                 12
    o Rogers Corp.    800                                                     20
    o Rudolph Technologies, Inc.    500                                        9
    o Sanmina-SCI Corp.    21,916                                             67
    o Semitool, Inc.    1,800                                                 12
    o Semtech Corp.    3,200                                                  45
    o Silicon Image, Inc.    2,000                                             9
    o Silicon Laboratories, Inc.    2,500                                     53
    o Silicon Storage Technology, Inc.    3,500                               16
    o Siliconix, Inc.    6,100                                               136
    o Sipex Corp.    1,600                                                     3
    o Sirenza Microdevices, Inc.    1,300                                      2
    o Skyworks Solutions, Inc.    5,689                                       40
    o Solectron Corp.    26,820                                               60
    o Spectralink Corp.    1,000                                               8
    o Spectrian Corp.    1,000                                                 3
    o SpeechWorks International, Inc.    1,400                                 3
    o SpeedFam-IPEC, Inc.    2,200                                            13
    o Standard Microsystems Corp.    10,300                                  197
    o StockerYale, Inc.    500                                                --
    o Superconductor Technologies    1,600                                     2
    o Superior TeleCom, Inc.    1,124                                         --
    o Supertex, Inc.    400                                                    5
      Symbol Technologies, Inc.    9,637                                      83
    o Symmetricom, Inc.    8,450                                              26
    o Synavant, Inc.    1,325                                                  1
   o+ Taser International, Inc.    1,000                                       4
      Technitrol, Inc.    1,500                                               22
    o Tekelec, Inc.    8,700                                                  75
    o Tektronix, Inc.    3,800                                                67
    o Telaxis Communications Corp.    400                                     --


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Tellabs, Inc.    16,800                                                129
    o Teradyne, Inc.    7,059                                                 85
    o Terayon Communication Systems, Inc.    2,800                             6
    o Tessco Technologies, Inc.    900                                         8
      Texas Instruments, Inc.    78,497                                    1,245
    o Therma-Wave, Inc.    1,000                                               1
    o Thomas & Betts Corp.    2,400                                           40
    o THQ, Inc.    1,950                                                      28
    o Three-Five Systems, Inc.    1,099                                        6
    o Tollgrade Communications, Inc.    1,100                                 12
    o Transmeta Corp.    4,500                                                 4
    o Transwitch Corp.    3,100                                                1
    o Tripath Technology, Inc.    1,800                                       --
    o Triquint Semiconductor, Inc.    5,310                                   27
    o TTM Technologies, Inc.    1,900                                          3
    o Tweeter Home Entertainment Group, Inc.    1,100                          9
    o Ulticom, Inc.    2,300                                                  13
      United Industrial Corp.    1,200                                        24
      Unitil Corp.    600                                                     16
    o Univision Communications, Inc., Class A    8,500                       220
    o UQM Technologies, Inc.    1,500                                          4
    o Valence Technology, Inc.    1,400                                        1
    o Varian Semiconductor Equipment    1,500                                 36
    o Varian, Inc.    5,800                                                  171
      Vector Group Ltd.    1,169                                              12
    o Viasat, Inc.    1,000                                                    8
    o Viasystems Group, Inc.    4,200                                         --
    o Vicor Corp.    1,700                                                    11
    o Vishay Intertechnology, Inc.    6,281                                   65
    o VISX, Inc.    2,100                                                     17
    o Vitesse Semiconductor Corp.    6,800                                    12
    o Waters Corp.    6,100                                                  154
    o WebMD Corp.    14,426                                                   91
    o Western Digital Corp.    7,200                                          45
    o Western Wireless Corp., Class A    2,700                                 9
    o Xicor, Inc.    1,000                                                     3
    o Xilinx, Inc.    17,900                                                 340
    o Zoran Corp.    1,250                                                    19
                                                                     -----------
                                                                          23,296

      ENERGY: RAW MATERIALS    1.6%
      --------------------------------------------------------------------------
      Alliance Resource Partners L.P.    700                                  17
      Anadarko Petroleum Corp.    12,130                                     540
      Apache Corp.    6,320                                                  342
      APCO Argentina, Inc.    200                                              4
      Arch Coal, Inc.    2,000                                                35
    o ATP Oil & Gas Corp.    1,600                                             5
    o Atwood Oceanics, Inc.    1,200                                          36
      Baker Hughes, Inc.    15,600                                           453
      Berry Petroleum, Class A    1,000                                       17
    o BJ Services Co.    6,800                                               206
      BP Prudhoe Bay Royalty Trust    2,200                                   29
      Buckeye Partners L.P.    1,400                                          51
      Burlington Resources, Inc.    9,000                                    371
      Cabot Oil & Gas Corp., Class A    1,400                                 31
      Chesapeake Energy Corp.    6,600                                        46
    o Comstock Resources, Inc.    3,500                                       28
    o Cooper Cameron Corp.    2,300                                          107
      Cross Timbers Royalty Trust    1,400                                    25
    o Denbury Resources, Inc.    1,500                                        17
      Devon Energy Corp.    6,330                                            320
    o Dril-Quip, Inc.    500                                                  10
    o Emex Corp.    1,193                                                     --
    o Encore Acquisition Co.    1,500                                         24
    o Energy Conversion Devices, Inc.    600                                   6
    o Energy Partners Ltd.    1,700                                           14
      ENSCO International, Inc.    5,700                                     154
      Enterprise Products Partners L.P.    5,000                              93
      EOG Resources, Inc.    5,000                                           185
    o Evergreen Resources, Inc.    800                                        33
    o Evergreen Solar, Inc.    1,000                                           1
    o FMC Technologies, Inc.    4,591                                         85
    o Forest Oil Corp.    4,450                                              111
    o Friede Goldman Halter, Inc.    1,855                                    --
    o FuelCell Energy, Inc.    1,200                                           7
    o Grant Prideco, Inc.    3,600                                            35
    o Grey Wolf, Inc.    5,800                                                23
      Halliburton Co.    39,600                                              641
    o Headwaters, Inc.    1,200                                               21
      Helmerich & Payne, Inc.    2,300                                        65
    o Horizon Offshore, Inc.    300                                            2
      Hugoton Royalty Trust    1,300                                          15


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Kaneb Services LLC    1,466                                             27
    o Key Energy Services, Inc.    4,800                                      43
      Kinder Morgan Energy Partners L.P.    1,502                             49
      The Laclede Group, Inc.    800                                          19
    + Lufkin Industries, Inc.    500                                          13
      Massey Energy Co.    3,500                                              27
    o Nabors Industries Ltd.    7,017                                        245
    o Newpark Resources, Inc.    2,700                                         9
      NL Industries, Inc.    2,000                                            32
    o Noble Corp.    6,100                                                   197
      Noble Energy, Inc.    2,300                                             84
      Occidental Petroleum Corp.    18,300                                   522
    o Offshore Logistics, Inc.    1,100                                       24
    o Oil States International, Inc.    17,800                               230
    o Parker Drilling Co.    2,800                                             6
    o Patterson-UTI Energy, Inc.    3,100                                     90
      Peabody Energy Corp.    2,300                                           59
      Penn Virginia Corp.    900                                              29
      Plains All American Pipeline L.P.    1,700                              40
    o Plains Resources, Inc.    1,500                                         33
   o+ Premcor, Inc.    2,600                                                  52
    o Pride International, Inc.    5,200                                      72
    o Prima Energy Corp.    1,275                                             30
    o Proton Energy Systems, Inc.    1,400                                     4
    o Quicksilver Resource, Inc.    1,400                                     31
    o Range Resources Corp.    2,400                                          11
      Rowan Cos., Inc.    3,400                                               69
      RPC, Inc.    900                                                         9
      Schlumberger Ltd.    28,200                                          1,131
    o Seitel, Inc.    2,000                                                    1
    o Smith International, Inc.    4,400                                     137
    o Southwestern Energy Co.    2,500                                        28
    o Swift Energy Co.    1,100                                                8
      TC Pipelines L.P.    700                                                18
      Tidewater, Inc.    2,700                                                76
    o Tom Brown, Inc.    1,700                                                41
    o Trico Marine Services, Inc.    1,800                                     4
    o Unit Corp.    2,400                                                     46
      USEC, Inc.    3,000                                                     20
      Valero Energy Corp.    6,149                                           216
      Valero L.P.    1,600                                                    58
    o Varco International, Inc.    4,240                                      70
    o W-H Energy Services, Inc.    900                                        15
    o Weatherford International Ltd.    4,800                                192
      Western Gas Resources, Inc.    2,000                                    66
    o Westport Resources Corp.    2,225                                       39
      Williams Energy Partners L.P.    1,200                                  40
    + World Fuel Services Corp.    500                                        11
      XTO Energy, Inc.    6,000                                              144
                                                                     -----------
                                                                           8,622

      FOOD & AGRICULTURE    4.2%
      --------------------------------------------------------------------------
    o American Italian Pasta Co., Class A    1,000                            35
      The Andersons, Inc.    1,500                                            18
      Archer-Daniels-Midland Co.    63,858                                   870
    o Aurora Foods, Inc.    2,500                                              1
      Bob Evans Farms, Inc.    2,200                                          55
      Bridgford Foods Corp.    300                                             3
      Bunge Ltd.    4,500                                                    114
    o Cadiz, Inc.    2,100                                                     2
      Campbell Soup Co.    16,000                                            337
      Coca-Cola Bottling Co. Consolidated    400                              21
      Coca-Cola Co.    121,800                                             5,661
      Coca-Cola Enterprises, Inc.    19,200                                  458
      Conagra Foods, Inc.    51,093                                        1,239
      Corn Products International, Inc.    7,800                             230
    o CTB International Corp.    1,600                                        20
    o Dean Foods Co.    5,742                                                215
    o Del Monte Foods Co.    2,500                                            20
      Delta & Pine Land Co.    4,500                                          86
      Dole Food Co., Inc.    6,400                                           188
      Dreyer's Grand Ice Cream, Inc.    2,300                                163
    o Eden Bioscience Corp.    1,000                                           2
    o Embrex, Inc.    1,300                                                   15
      Fleming Cos., Inc.    3,400                                             22
    o Flowers Foods, Inc.    9,510                                           211
      Fresh Brands, Inc.    1,800                                             28
      Fresh Del Monte Produce, Inc.    2,200                                  60
      General Mills, Inc.    14,900                                          616
    o Green Mountain Coffee, Inc.    900                                      12
    o Griffen Land & Nurseries, Inc.    300                                    4
      H.J. Heinz Co.    14,400                                               463


See financial notes.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Hain Celestial Group, Inc.    1,406                                     20
      Hershey Foods Corp.    6,200                                           403
      Hormel Foods Corp.    6,500                                            157
      IMC Global, Inc.    3,500                                               39
      Ingles Markets, Inc., Class A    300                                     3
      Interstate Bakeries Corp.    8,000                                     199
    o J & J Snack Foods Corp.    1,400                                        52
      J.M. Smuckers Co.    2,438                                              89
      Kellogg Co.    18,900                                                  602
      Kraft Foods, Inc., Class A     13,500                                  533
    o Krispy Kreme Doughnuts, Inc.    2,100                                   72
      Lance, Inc.    1,900                                                    22
      Lindsay Manufacturing Co.    800                                        19
    o M&F Worldwide Corp.    1,200                                             6
      Marsh Supermarkets, Inc., Class B    1,000                              12
    o Maui Land & Pineapple Co.    800                                        13
      McCormick & Co., Inc.    5,800                                         129
      MGP Ingredients, Inc.    1,700                                          14
      Monsanto Co.    11,645                                                 193
    o Monterey Pasta Co.    700                                                4
      Nash Finch Co.    1,700                                                 21
    o National Beverage Corp.    1,700                                        25
   o+ Neogen Corp.    500                                                      6
    o The Pantry, Inc.    400                                                  1
    o Peet's Coffee & Tea, Inc.    1,800                                      26
      The Pepsi Bottling Group, Inc.    13,200                               356
      PepsiAmericas, Inc.    13,200                                          203
      PepsiCo, Inc.    84,100                                              3,709
    o Performance Food Group Co.    1,900                                     71
      Pilgrim's Pride Corp., Class B    1,400                                  9
    o RalCorp Holdings, Inc.    4,200                                         95
   o+ Rocky Mountain Chocolate Factory, Inc.    1,000                          8
      Sanderson Farms, Inc.    1,400                                          26
      Sara Lee Corp.    33,878                                               773
    o The Scotts Co., Class A    2,800                                       133
    + Seaboard Corp.    200                                                   43
      Sensient Technologies Corp.    2,300                                    56
    o Smithfield Foods, Inc.    6,300                                         98
    o Spartan Stores, Inc.    500                                              1
      Supervalu, Inc.    27,087                                              455
    o Surebeam Corp., Class A    2,711                                        12
      Sysco Corp. 30,036                                                     952
      Tasty Baking Co.    500                                                  5
    o Tejon Ranch Co.    674                                                  18
      Tootsie Roll Industries, Inc.    2,127                                  67
      Tyson Foods, Inc., Class A    15,240                                   169
    o United Natural Foods, Inc.    1,300                                     32
    o Whole Foods Market, Inc.    7,100                                      331
      Wm. Wrigley Jr. Co.    9,600                                           507
   o+ Zapata Corp    200                                                       4
                                                                     -----------
                                                                          21,962

      GOLD 0.1%
      --------------------------------------------------------------------------
      Barrick Gold Corp.    5,565                                             84
    o Golden Cycle Gold Corp.    600                                          10
    o Meridian Gold, Inc.    4,600                                            75
      Newmont Mining Corp. Holding Co.    11,251                             278
      Royal Gold, Inc.    700                                                 12
                                                                     -----------
                                                                             459

      HEALTHCARE / DRUGS & MEDICINE    13.9%
      --------------------------------------------------------------------------
    o 3-Dimensional Pharmaceuticals, Inc.    1,400                             4
      Abbott Laboratories    71,705                                        3,002
    o Abgenix, Inc.    3,600                                                  24
    o Abiomed, Inc.    800                                                     3
    o Acacia Research Corp.    330                                             2
    o Accredo Health, Inc.    1,894                                           88
    o Aclara BioSciences, Inc.    2,400                                        5
    o Advanced Medical Optics, Inc.    1,400                                  14
    o Advanced Neuromodulation Systems, Inc.    700                           21
      AdvancePCS Corp.    4,300                                              108
    o AeroGen, Inc.    3,200                                                   2
    o Affymetrix, Inc.    2,300                                               60
    o Albany Molecular Research, Inc.    1,600                                25
    o Align Technology, Inc.    1,700                                          3
    o Alkermes, Inc.    3,100                                                 29
      Allergan, Inc.    6,300                                                343
    o Alliance Imaging, Inc.    1,800                                         20
    o Alliance Pharmaceutical Corp.    220                                    --
    o Allscripts Healthcare Solutions, Inc.    1,900                           6
      Alpharma, Inc., Class A    1,700                                        16

See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o American Healthways, Inc.    1,550                                      30
   o+ American Medical Security Group, Inc.    3,600                          44
    o American Medical Systems Holdings, Inc.    1,400                        20
   o+ AMERIGROUP Corp.    900                                                 26
    o Ameripath, Inc.    1,200                                                18
      AmerisourceBergen Corp.    4,824                                       343
    o Amgen, Inc.    58,868                                                2,741
   o+ AMN Healthcare Services, Inc.    2,200                                  32
    o Amsurg Corp.    700                                                     19
    o Amylin Pharmaceuticals, Inc.    2,300                                   40
    o Andrx Corp.    2,900                                                    45
   o+ Anthem, Inc.    14,417                                                 908
    o Antigenics, Inc.    1,400                                               13
    o Aphton Corp.    800                                                      2
    o Apogent Technologies, Inc.    5,100                                     93
    o Applied Molecular Evolution, Inc.    2,100                               6
    o Apria Healthcare Group, Inc.    5,400                                  132
    o Arena Pharmaceuticals, Inc.    800                                       6
    o Arqule, Inc.    1,300                                                    7
      Arrow International, Inc.    1,200                                      42
    o Arthrocare Corp.    1,400                                               15
    o Aspect Medical Systems, Inc.    1,200                                    5
    o Atrix Labs, Inc.    1,400                                               26
    o AVANIR Pharmaceuticals, Inc., Class A    1,900                           2
    o Avant Immunotherapeutics, Inc.    3,000                                  4
    o Avigen, Inc.    900                                                      5
    o Barr Laboratories, Inc.    2,236                                       132
      Bausch & Lomb, Inc.    1,900                                            59
      Baxter International, Inc.    26,118                                   653
      Beckman Coulter, Inc.    3,100                                          86
      Becton, Dickinson & Co.    15,300                                      451
    o Beverly Enterprises, Inc.    3,800                                       9
    o Bio-Rad Laboratories, Inc., Class A    1,000                            43
    o Bio-Technology General Corp.    2,300                                    7
    o BioCryst Pharmaceuticals, Inc.    1,400                                  1
    o Biogen, Inc.    6,500                                                  238
    o BioMarin Pharmaceuticals, Inc.    1,800                                 12
      Biomet, Inc.    11,925                                                 351
    o Biopure Corp.    1,200                                                   6
   o+ Bioreliance Corp.    1,000                                              27
    o Biosite, Inc.    1,400                                                  40
    o Bone Care International, Inc.    1,400                                  14
    o Boston Scientific Corp.    18,400                                      692
   o+ Bradley Pharmaceuticals, Inc.    500                                     6
      Bristol-Myers Squibb Co.    87,050                                   2,142
      C.R. Bard, Inc.    4,000                                               224
    o Cantel Medical Corp.    1,381                                           16
      Cardinal Health, Inc.    19,861                                      1,375
    o Caremark Rx, Inc.    9,900                                             175
    o Celera Genomics Group - Applera Corp.   3,100                           26
    o Celgene Corp.    3,000                                                  66
    o Cell Genesys, Inc.    1,500                                             16
    o Cell Pathways, Inc.    1,600                                             1
    o Cell Therapeutics, Inc.    1,400                                         9
    o Cephalon, Inc.    2,000                                                101
    o Cerus Corp.    500                                                       9
    o Charles River Laboratories International, Inc.    1,900                 70
    o Chattem, Inc.    600                                                    25
    o Chiron Corp.    8,400                                                  332
    o Cholestech Corp.    1,700                                               10
    o ChromaVision Medical Systems, Inc.    1,100                              2
    o Chronimed, Inc.    600                                                   3
    o Ciphergen Biosystems, Inc.    1,700                                      5
    o Closure Medical Corp.    900                                            11
    o Community Health Systems, Inc.    4,100                                 96
    o Conmed Corp.    1,700                                                   33
      Cooper Cos., Inc.    1,100                                              58
    o Corixa Corp.    1,802                                                   15
    o Corvel Corp.    900                                                     30
    o Covance, Inc.    2,800                                                  62
    o Coventry Health Care, Inc.    9,600                                    321
    o Cryolife, Inc.    750                                                    3
   o+ CTI Molecular Imaging, Inc.    2,000                                    45
    o Cubist Pharmaceuticals, Inc.    1,900                                   12
    o CuraGen Corp.    2,100                                                   8
    o Curis, Inc.    3,140                                                     2
    o CV Therapeutics, Inc.    1,100                                          26
    o CyberCare, Inc.    900                                                  --
    o Cygnus, Inc.    600                                                      1
    o Cyotgen Corp.    230                                                     1


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      D&K Healthcare Resources, Inc.    700                                    6
      Datascope Corp.    1,000                                                25
    o DaVita, Inc.    16,500                                                 396
    o Deltagen, Inc.    2,200                                                  2
    o Dendreon Corp.    1,400                                                  5
      Dentsply International, Inc.    4,050                                  150
      Diagnostic Products Corp.    1,700                                      70
    o Dianon Systems, Inc.   900                                              36
    o Digene Corp.    1,400                                                   12
    o Diversa Corp.    1,100                                                  11
   o+ DJ Orthopedics, Inc.    500                                              2
    o Durect Corp.    2,000                                                    6
    o Dynacq International, Inc.    1,600                                     23
    o Edwards Lifesciences Corp.    2,900                                     74
      Eli Lilly & Co.    53,800                                            2,986
    o Emisphere Technologies, Inc.    800                                      3
    o Endo Pharmaceutical Holdings, Inc.    4,500                             31
    o Entremed, Inc.    1,200                                                  2
    o Enzo Biochem, Inc.    1,617                                             24
    o Enzon, Inc.    1,900                                                    37
    o Exelixis, Inc.    1,800                                                  9
    o Express Scripts, Inc., Class A    3,800                                207
    o First Health Group Corp.    4,400                                      114
    o First Horizon Pharmaceutical Corp.    900                                3
    o Fischer Imaging Corp.    500                                             3
    o Forest Laboratories, Inc., Class A    8,000                            784
    o Genaissance Pharmaceuticals, Inc.    1,800                               1
    o Gene Logic, Inc.    1,300                                               10
    o Genelabs Technologies    800                                             1
    o Genentech, Inc.    9,700                                               331
   o+ Genesis Health Ventures, Inc.    6,000                                  85
    o Genome Therapeutics Corp.    2,100                                       3
    o Genta, Inc.    2,900                                                    23
    o Gentiva Health Services    750                                           6
    o Genzyme Corp. - General Division    9,232                              257
    o Geron Corp.    1,000                                                     4
    o Gilead Sciences, Inc.    7,860                                         273
    o GTC Biotherapeutics, Inc.    1,800                                       2
    o Guidant Corp.    25,816                                                763
    o Guilford Pharmaceuticals, Inc.    1,200                                  6
    o Haemonetics Corp.    1,700                                              36
   o+ Hanger Orthopedic Group, Inc.    1,000                                  14
    o Harvard Bioscience, Inc.    500                                          1
      HCA, Inc.    23,600                                                  1,026
    o Health Management Associates, Inc., Class A    10,900                  208
    o Health Net, Inc.    12,100                                             283
    o Healthcare Services Group    2,500                                      30
    o HealthExtras, Inc.    1,900                                              7
    o HealthSouth Corp.    18,000                                             78
    o HealthTronics Surgical Services, Inc.    2,500                          22
    o Henry Schein, Inc.    2,300                                            115
    o Hologic, Inc.    2,600                                                  32
      Hooper Holmes, Inc.    2,100                                            14
    o Human Genome Sciences, Inc.    5,100                                    50
    o Humana, Inc.    15,300                                                 186
    o Hyseq, Inc.    900                                                       1
    o I-Stat Corp.    600                                                      2
       ICN Pharmaceuticals, Inc.    3,800                                     32
    o ICOS Corp.    2,700                                                     67
    o ICU Medical, Inc.    550                                                21
    o Idec Pharmaceuticals Corp.    6,900                                    318
    o Idexx Laboratories, Inc.    2,000                                       69
    o Igen International, Inc.    1,300                                       47
    o Illumina, Inc.    1,500                                                  6
    o ImClone Systems, Inc.    2,435                                          17
   o+ Immucor, Inc.    750                                                    17
    o Immunogen, Inc.    1,500                                                 5
    o Immunomedics, Inc.    2,400                                             17
    o Impax Laboratories, Inc.    1,600                                        8
      IMS Health, Inc.    12,800                                             193
    o Inamed Corp.    9,300                                                  248
    o Incyte Genomics, Inc.    2,600                                          13
    o Indevus Pharmaceuticals, Inc.    1,800                                   4
    o Inhale Therapeutic Systems, Inc.    2,200                               14
    o Inspire Pharmaceuticals, Inc.    1,300                                   8
    o Integra LifeSciences Holdings Corp.    1,600                            22
    o InterMune, Inc.    1,100                                                40
    o Intuitive Surgical, Inc.    2,100                                       14
      Invacare Corp.    2,000                                                 63
   o+ Inveresk Research Group, Inc.    1,700                                  33
    o Invitrogen Corp.    2,629                                               73


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials



PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Isis Pharmaceuticals, Inc.    1,900                                     19
    o IVAX Corp.    8,750                                                    110
  (6) Johnson & Johnson    168,070                                         9,874
    o Kendle International, Inc.    1,700                                     14
   o+ Kindred Healthcare, Inc.    812                                         11
    o King Pharmaceuticals, Inc.    13,016                                   200
    o KOS Pharmaceuticals, Inc.    700                                        11
    o Kosan Biosciences, Inc.    2,500                                        15
    o KV Pharmaceutical Co., Class A    1,800                                 31
    o LabOne, Inc.    2,100                                                   37
    o Laboratory Corp. of America Holdings, Inc.    7,000                    169
      Landauer, Inc.    1,100                                                 38
    o Large Scale Biology Corp.    2,400                                       3
    o LifePoint Hospitals, Inc.    2,300                                      72
    o Ligand Pharmaceuticals, Inc., Class B    2,300                          15
    o Lincare Holdings, Inc.     4,900                                       167
    o Lynx Therapeutics, Inc.    1,300                                         1
    o Magellan Health Services, Inc.    2,200                                  1
    o Manor Care, Inc.    8,000                                              158
    o Matria Healthcare, Inc.    1,200                                        11
    o Maxim Pharmaceuticals, Inc.    2,400                                     7
    o Maxygen, Inc.    1,500                                                  11
      McKesson Corp.    13,900                                               414
    o Med-Design Corp.    1,200                                                6
   o+ Medamicus, Inc.    500                                                   3
    o Medarex, Inc.    3,000                                                  12
    o Medcath Corp.    1,500                                                  17
    o Medicines Co.    1,700                                                  25
    o Medicis Pharmaceutical Corp., Class A    1,700                          78
    o Medimmune, Inc.    9,875                                               252
    o MedQuist, Inc.    2,217                                                 38
      Medtronic, Inc.    54,874                                            2,458
      Mentor Corp.    1,500                                                   57
      Merck & Co., Inc.    109,852                                         5,958
   o+ Meridian Medical Technologies, Inc.    500                              22
   o+ Merit Medical Systems, Inc.    1,250                                    29
    o MGI Pharma, Inc.    1,900                                               14
    o Mid Atlantic Medical Services, Inc.    2,600                            95
    o Millennium Pharmaceuticals, Inc.    11,956                              89
   o+ MIM Corp.    1,500                                                      11
    o Molecular Devices Corp.    1,100                                        15
      Mylan Laboratories, Inc.    20,000                                     629
    o Myriad Genetics, Inc.    1,400                                          25
    o Nabi Biopharmaceuticals    2,800                                        17
    o Napro Biotheraputics, Inc.    1,200                                      2
   o+ National Medical Health Card Systems, Inc.    800                        7
    o NBTY, Inc.    16,000                                                   249
      NDCHealth Corp.    1,900                                                34
    o NeoRX Corp.    400                                                      --
    o Neose Technologies, Inc.     500                                         4
    o Neurocrine Biosciences, Inc.    1,400                                   63
    o Neurogen Corp.    800                                                    5
    o Nexell Therapeutics, Inc.    450                                        --
    o North American Scientific, Inc.    700                                   6
    o Northfield Laboratories, Inc.    1,100                                   6
    o Noven Pharmacuticals, Inc.    1,500                                     19
    o NPS Pharmacuticals, Inc.    1,000                                       26
    o NWH, Inc.    1,400                                                      17
   o+ Odyssey HealthCare, Inc.    1,000                                       35
      Omnicare, Inc.    4,500                                                 98
    o Onyx Pharmaceuticals, Inc.    1,800                                      7
    o Option Care, Inc.    1,500                                              12
    o OraSure Technologies, Inc.    1,500                                      8
    o Orchid BioSciences, Inc.    1,400                                        1
   ~o Organogenesis, Inc.    2,100                                            --
    o Orthodontic Centers of America, Inc.    2,112                           20
    o OSI Pharmaceuticals, Inc.    1,600                                      28
      Owens & Minor, Inc.    1,500                                            22
    o Oxford Health Plans, Inc.    21,700                                    772
    o Oxigene, Inc.    900                                                     1
    o PacifiCare Health Systems, Inc.    1,800                                53
    o Pain Therapeutics, Inc.    2,600                                        10
    o Paradigm Genetics, Inc.    400                                          --
    o Parexel International Corp.    2,400                                    29
    o Patterson Dental Co.    3,300                                          170
    o Pediatrix Medical Group, Inc.    3,000                                 120
    o Perrigo Co.    3,300                                                    42
  (5) Pfizer, Inc.v    313,350                                             9,955


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Pharmaceutical Product Development, Inc.    2,500                       68
    o Pharmaceutical Resources, Inc.    1,900                                 45
      Pharmacia Corp.    63,716                                            2,740
    o Pharmacopeia, Inc.    1,300                                             13
    o Pharmacyclics, Inc.    1,100                                             3
    o PolyMedica Corp.    2,200                                               62
    o Possis Medical, Inc.    1,100                                           12
    o Pozen, Inc.    1,300                                                     6
    o PracticeWorks, Inc.    2,000                                            11
    o Priority Healthcare Corp., Class B    2,000                             49
    o Protein Design Labs, Inc.    4,100                                      34
    o Province Healthcare Co.    2,325                                        30
    o PSS World Medical, Inc.    2,800                                        21
   o+ QMed, Inc.    500                                                        3
    o Quest Diagnostic, Inc.    4,700                                        300
    o Quintiles Transnational Corp.    5,100                                  55
    o Regeneration Technologies, Inc.    1,700                                15
    o Regeneron Pharmaceuticals, Inc.    1,900                                29
    o RehabCare Group, Inc.    1,500                                          32
    o Renal Care Group, Inc.    2,500                                         79
    o ResMed, Inc.    2,000                                                   68
    o Respironics, Inc.    1,900                                              61
    o Sangamo Biosciences, Inc.    1,200                                       2
    o Sangstat Medical Corp.    2,000                                         37
      Schering-Plough Corp.    60,950                                      1,301
    o Scios, Inc.    1,700                                                    49
    o Select Medical Corp.    6,300                                           82
    o Sepracor, Inc.    3,100                                                 27
    o Sequenom, Inc.    1,600                                                  4
    o Serologicals Corp.    1,200                                             12
    o SICOR, Inc.    5,200                                                    77
    o Sierra Health Services, Inc.    11,700                                 147
    o Sola International, Inc.    2,700                                       34
    o SonoSite, Inc.    1,600                                                 24
      Spartech Corp.    1,700                                                 31
    o Specialty Laboratories, Inc.    700                                      6
    o SRI/Surgical Express, Inc.    1,000                                      5
    o St. Jude Medical, Inc.    10,300                                       367
    o Steris Corp.    6,100                                                  162
    o Stryker Corp.    9,300                                                 587
    o Sunrise Assisted Living, Inc.    1,700                                  35
    o Sunrise Technologies International    1,700                             --
    o SuperGen, Inc.    900                                                    2
    o Sybron Dental Specialties, Inc.    1,633                                24
    o Syncor International Corp.    1,700                                     61
    o Tanox, Inc.    1,900                                                    18
    o Techne Corp.    1,300                                                   43
      Tenet Healthcare Corp.    25,150                                       723
    o Texas Biotech Corp.    2,600                                             5
    o Theragenics Corp.    2,500                                              11
   o+ Therasense, Inc.    2,300                                               14
    o Third Wave Technologies, Inc.     1,800                                  3
    o Thoratec Corp.    2,636                                                 23
    o Titan Pharmaceuticals, Inc.    800                                       2
    o Transgenomic, Inc.    1,200                                              3
    o Transkaryotic Therapies, Inc.    900                                    10
    o Triad Hospitals, Inc.    3,544                                         129
    o Triangle Pharmaceuticals, Inc.    1,700                                  6
    o Trimeris, Inc.     500                                                  26
    o TriPath Imaging, Inc.    2,600                                           8
   o+ Tripos, Inc.    1,000                                                    9
    o Unilab Corp.    1,200                                                   26
   o+ United Defense Industries, Inc.    900                                  21
    o United Surgical Partners International, Inc.    1,400                   28
      UnitedHealth Group, Inc.    21,100                                   1,919
    o Universal Health Services, Class B    3,000                            145
    o Urologix, Inc.    1,800                                                  5
    o US Oncology, Inc.    3,700                                              30
   o+ Utah Medical Products, Inc.    500                                       9
    o Varian Medical Systems, Inc.    3,600                                  174
    o Vaxgen, Inc.    600                                                      9
   o+ VCA Antech, Inc.    1,700                                               25
    o Ventana Medical Systems    1,200                                        21
    o Vertex Pharmaceuticals, Inc.    3,144                                   62
    o Viasys Healthcare, Inc.    1,482                                        24
    o Vical, Inc.    1,600                                                     5
    o Viropharma, Inc.    1,000                                                1
      Vital Signs, Inc.    900                                                28
    o Watson Pharmaceuticals, Inc.    4,632                                  127


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o WellPoint Health Networks, Inc.    9,700                               730
      West Pharmaceutical Services, Inc.    1,300                             25
    o Wright Medical Group, Inc.    1,700                                     29
      Wyeth    60,500                                                      2,027
    o Xoma Ltd.    2,400                                                      14
    o Young Innovations, Inc.    1,200                                        29
    o Zimmer Holdings, Inc.    7,300                                         301
   o+ Zymogenetics, Inc.    2,000                                             17
                                                                     -----------
                                                                          73,533

      HOUSEHOLD PRODUCTS  2.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    3,300                                   170
      Avon Products, Inc.    10,000                                          485
      Church & Dwight Co., Inc.    2,300                                      80
      Clorox Co.    21,000                                                   944
      Colgate-Palmolive Co.    26,500                                      1,457
      The Dial Corp.    13,100                                               279
      The Estee Lauder Cos., Inc., Class A    5,300                          154
      The Gillette Co.    53,900                                           1,611
    o Inter Parfums, Inc.    675                                               5
      International Flavors & Fragrances, Inc.    4,900                      164
      Nu Skin Enterprises, Inc., Class A    3,300                             38
    o Playtex Products, Inc.    2,800                                         24
      Procter & Gamble Co.    66,300                                       5,864
    o Revlon, Inc., Class A    1,800                                           6
                                                                          ------
                                                                          11,281

      INSURANCE  4.9%
      --------------------------------------------------------------------------
      21st Century Insurance Group    3,200                                   37
      Aetna, Inc.    14,800                                                  596
      Aflac, Inc.    24,100                                                  734
      Alfa Corp.    4,800                                                     59
    o Alleghany Corp.    208                                                  38
    o Allmerica Financial Corp.    2,400                                      20
      Allstate Corp.    32,874                                             1,308
      AMBAC Financial Group, Inc.    5,250                                   324
      American Financial Group, Inc.    3,000                                 70
  (8) American International Group, Inc.    125,922                        7,876
      American National Insurance Co.    1,300                               101
    o American Physicians Capital, Inc.    1,000                              16
      Amerus Group Co.    1,900                                               55
      AON Corp.    11,500                                                    211
    o Arch Capital Group Ltd.    1,400                                        39
      Argonaut Group, Inc.    2,400                                           34
      Arthur J. Gallagher & Co.    4,300                                     115
      Baldwin & Lyons, Inc., Class B    600                                   15
      Brown & Brown, Inc.    3,000                                            91
      Chubb Corp.    7,047                                                   398
      CIGNA Corp.    10,300                                                  372
      Cincinnati Financial Corp.    7,200                                    274
    o Clark/Bardes, Inc.    1,700                                             29
    o CNA Financial Corp.    7,200                                           190
      CNA Surety Corp.    2,200                                               31
   o+ Cobalt Corp.    1,900                                                   31
      Commerce Group, Inc.    1,600                                           55
    o Conseco, Inc.    12,600                                                  1
      Crawford & Co., Class B    1,600                                        10
      Delphi Financial Group, Inc., Class A    1,010                          39
      EMC Insurance Group, Inc.    1,200                                      19
      Erie Indemnity Co., Class A    3,000                                   120
      FBL Financial Group, Inc., Class A    90                                 2
      Fidelity National Financial, Inc.    10,101                            305
      Financial Industries Corp.    700                                       10
      First American Corp.    4,800                                           98
    o FPIC Insurance Group, Inc.    400                                        2
      Fremont General Corp.    2,000                                          10
      Great American Financial Resources, Inc.    1,800                       29
      Harleysville Group, Inc.    1,800                                       51
      Hartford Financial Services Group, Inc.    11,300                      446
      HCC Insurance Holdings, Inc.    2,100                                   52
      Hilb, Rogal & Hamilton Co.    2,000                                     82
      Horace Mann Educators Corp.    1,800                                    27
      Jefferson-Pilot Corp.    7,100                                         285
      John Hancock Financial Services, Inc.    13,400                        393
      LandAmerica Financial Group, Inc.    4,300                             153
      Leucadia National Corp.    2,300                                        86
      Liberty Corp.    1,000                                                  37
      Lincoln National Corp.    12,600                                       384


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Loews Corp.    8,200                                                   354
    o Markel Corp.    300                                                     61
      Marsh & McLennan Cos., Inc.    38,500                                1,798
      MBIA, Inc.    8,050                                                    351
      Mercury General Corp.    2,900                                         120
      Metlife, Inc.    43,000                                              1,027
      MGIC Investment Corp.    6,300                                         264
      Midland Co.    1,800                                                    32
      MIIX Group, Inc.    2,400                                                4
      Mony Group, Inc.    1,500                                               38
    o National Western Life Insurance Co., Class A    300                     28
      Nationwide Financial Services, Inc., Class A    1,300                   36
    o Navigators Group, Inc.    500                                           10
      Odyssey Re Holdings Corp.    2,900                                      53
    o Ohio Casualty Corp.    3,000                                            40
      Old Republic International Corp.    5,900                              176
    o Penn Treaty American Corp.    600                                        2
      Penn-America Group, Inc.    600                                          5
    o Philadelphia Consolidated Holding Co.    1,000                          34
      The Phoenix Cos., Inc.    4,500                                         41
    + PMA Capital Corp., Class A    700                                       10
      The PMI Group, Inc.    8,100                                           241
      Presidential Life Corp.    1,000                                        12
   o+ Principal Financial Group, Inc.    16,900                              474
    o ProAssurance Corp.    1,670                                             28
      Progressive Corp.    23,300                                          1,282
      Protective Life Corp.    4,500                                         129
   o+ Prudential Financial, Inc.    27,000                                   788
      Radian Group, Inc.    4,202                                            148
      Reinsurance Group of America, Inc.    2,600                             71
      RLI Corp.    2,800                                                      78
      Safeco Corp.    5,800                                                  206
      SCPIE Holdings, Inc.    700                                              3
      Selective Insurance Group, Inc.    1,200                                27
   ~o SNTL Corp. - Litigation Trust Certificates    1,300                     --
      St. Paul Cos., Inc.    8,100                                           266
      StanCorp Financial Group, Inc.    1,500                                 81
      State Auto Financial Corp.    1,300                                     21
    o Stewart Information Services Corp.    1,700                             35
      Torchmark Corp.    5,600                                               200
   o+ Travelers Property Casualty Corp., Class A    20,549                   274
    o Travelers Property Casualty Corp., Class B    27,290                   369
    o Triad Guaranty, Inc.    1,700                                           62
    + Trico Bancshares    200                                                  4
    o UICI    2,500                                                           36
      Unitrin, Inc.    3,100                                                  98
      UnumProvident Corp.    13,414                                          275
      W.R. Berkley Corp.    1,800                                             67
      Wesco Financial Corp.    200                                            60
      White Mountains Insurance Group, Inc.    200                            64
      Zenith National Insurance Corp.    1,100                                31
                                                                     -----------
                                                                          25,674

      MEDIA  4.0%
      --------------------------------------------------------------------------
    o Acme Communications, Inc.    1,900                                      14
      Advanced Marketing Services, Inc.    900                                16
    o AMC Entertainment, Inc.    2,900                                        20
    o American Tower Corp., Class A    7,200                                  10
    o AOL Time Warner, Inc.    202,252                                     2,983
    o Arris Group, Inc.    2,600                                               5
      Banta Corp.    1,700                                                    52
      Belo Corp., Class A    4,300                                            99
    o Cablevision Systems Corp., New York Group, Class A    5,500             53
      Cadmus Communications Corp.    1,400                                    13
    o California Amplifier, Inc.    1,000                                      4
    o Charter Communications, Inc., Class A    11,800                         13
    o Clear Channel Communications, Inc.    34,921                         1,294
    o CNET Networks, Inc.    4,983                                            10
    o Comcast Corp., Special Class A    42,800                               985
    o Consolidated Graphics, Inc.    3,900                                    66
    o Cox Communications, Inc., Class A    25,835                            708
    o CTC Communications Group, Inc.    1,550                                 --
    o Cumulus Media, Inc., Class A    2,100                                   36
   o+ Daily Journal Corp.    500                                              12
      Dow Jones & Co., Inc.     3,500                                        123


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials



PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Drexler Technology Corp.    1,000                                       18
      The E.W. Scripps Co., Class A    3,700                                 286
    o EchoStar Communications Corp., Class A    10,800                       220
    o Emmis Communications Corp., Class A    2,000                            44
    o Entercom Communications Corp.    2,500                                 123
    o Fox Entertainment Group, Inc., Class A    25,350                       619
      Gannett Co., Inc.    12,800                                            972
    o Gaylord Entertainment Co.    1,300                                      23
    o GC Cos., Inc.    500                                                    --
    o GenesisIntermedia, Inc.    1,200                                        --
      Gray Television, Inc., Class A    1,000                                 11
      Gray Television, Inc., Class B    600                                    5
      Grey Global Group, Inc.    200                                         118
      Harte-Hanks, Inc.    5,100                                              97
    o Hispanic Broadcasting Corp.    4,500                                    97
      Hollinger International, Inc.    4,300                                  42
    o Information Holdings, Inc.    700                                       11
    o Insight Communications Co.    1,800                                     18
      John Wiley & Sons, Inc., Class A    2,800                               62
    o Journal Register Co.    2,200                                           41
      Knight-Ridder, Inc.    3,900                                           235
      Lee Enterprises, Inc.    2,500                                          82
    o Liberty Media Corp., Class A    107,381                                888
    o Lifeline Systems, Inc.    1,300                                         29
   ~o Loews Cineplex Entertainment Corp.    900                               --
    o Lynch Interactive Corp.    900                                          24
    o Martha Stewart Living Omnimedia, Class A    1,400                       10
      McClatchy Co., Class A    5,800                                        360
      McGraw-Hill Cos., Inc.    17,300                                     1,116
      Media General, Inc., Class A    2,000                                  109
    o Mediacom Communications Corp.    3,600                                  20
      Meredith Corp.    1,900                                                 87
    o Metro-Goldwyn-Mayer, Inc.    11,017                                    141
    o Movie Gallery, Inc.    1,525                                            28
      New York Times Co., Class A    7,200                                   349
    o PanAmSat Corp.    15,400                                               300
    o Price Communications Corp.    13,255                                   177
    + Pulitzer, Inc.    1,000                                                 46
    o Quipp, Inc.    900                                                      10
      R.R. Donnelley & Sons Co.    5,400                                     108
    o Radio Unica Communications Corp.    300                                 --
      Reader's Digest Association, Inc., Class A    4,100                     67
    o Saga Communications, Inc., Class A    1,250                             25
    o Scholastic Corp.    1,700                                               75
    o Sinclair Broadcast Group, Inc., Class A    1,700                        20
   o+ Thomas Nelson, Inc.    800                                               6
      Tribune Co.    13,800                                                  663
    o UnitedGlobalCom, Inc., Class A    2,200                                  4
    o USA Networks, Inc.    15,956                                           404
    o Valassis Communications, Inc.    2,900                                  75
    o Valuevision Media, Inc., Class A    1,400                               18
    o Viacom, Inc., Class B    85,012                                      3,792
      The Walt Disney Co.    92,550                                        1,546
      Washington Post Co., Class B    300                                    218
    o Westwood One, Inc.    13,300                                           483
    o XM Satellite Radio Holdings, Inc., Class A    3,600                     11
                                                                     -----------
                                                                          20,849

      MISCELLANEOUS  0.0%
      --------------------------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A    3,700                               25
    o Braun Consulting    1,300                                                1
    o Breakaway Solutions, Inc.    1,400                                      --
    o Catalytica Energy Systems    848                                         3
    o Extreme Networks, Inc.    4,500                                         19
   o+ Five Star Quality Care, Inc.    135                                     --
    o Keynote Systems, Inc.    1,000                                           8
   o+ Lin TV Corp., Class A    1,300                                          27
    o Mail-Well, Inc.    1,300                                                 2
    o Management Network Group, Inc.    2,400                                  3
      Mine Safety Appliances Co.    900                                       32
    o Occam Networks, Inc.    1,900                                           --
   o+ Regal Entertainment Group, Class A    2,200                             42
    o Wilson Greatbatch Technologies, Inc.    1,100                           31
                                                                     -----------
                                                                             193


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      MISCELLANEOUS FINANCE  8.1%
      --------------------------------------------------------------------------
      1st Source Corp.    1,571                                               19
    o A.B. Watley Group, Inc.    1,300                                        --
      A.G. Edwards, Inc.    3,900                                            128
   ~o Actrade Financial Technologies Ltd.    1,000                            --
      Advanta Corp., Class A    7,400                                         73
    o Affiliated Managers Group, Inc.    1,200                                62
      Alliance Capital Management Holding L.P.    6,900                      201
      Allied Capital Corp.    4,300                                           91
      Amcore Financial, Inc.    1,200                                         28
      American Capital Strategies Ltd.    1,400                               28
      American Express Co.    65,750                                       2,391
      American Home Mortgage Holdings, Inc.    2,000                          20
    + American National Financial, Inc.    1,700                              20
    o AmeriCredit Corp.    3,800                                              29
    o Ameritrade Holding Corp.    6,300                                       29
      Astoria Financial Corp.    4,500                                       118
    + Bank of the Ozarks, Inc.    1,400                                       32
    o Bankunited Financial Corp., Class A    2,200                            36
      Banner Corp.    1,200                                                   22
    o Bay View Capital Corp.    5,061                                         30
      Bear Stearns Cos., Inc.    13,620                                      832
    o Berkshire Hathaway, Inc., Class A    80                              5,935
      Berkshire Hills Bancorp, Inc.    1,400                                  35
    o The BISYS Group, Inc.    6,000                                         107
    o Blackrock, Inc.    900                                                  32
    o BOK Financial Corp.    2,337                                            77
      Camco Financial Corp.    700                                            10
      Capital One Financial Corp.    10,600                                  323
      Cathay Bancorp., Inc.    800                                            32
    / Charles Schwab Corp.    59,820                                         549
      Charter Municipal Mortgage Acceptance Co.    1,400                      24
      Charter One Financial, Inc.    11,325                                  343
   o+ CIT Group, Inc.    9,700                                               173
 =(7) Citigroup, Inc.    251,121                                           9,279
      Coastal Bancorp, Inc.    800                                            23
      Coastal Financial Corp.    1,886                                        27
      Commercial Federal Corp.    2,300                                       53
      Commonwealth Bancorp, Inc.    1,400                                     64
    o CompuCredit Corp.     1,900                                              9
      Countrywide Credit Industries, Inc.    6,900                           347
    o Credit Acceptance Corp.    2,400                                        20
      CVB Financial Corp.    1,733                                            40
      Downey Financial Corp.    1,000                                         39
    o DVI, Inc.    1,200                                                      10
    o E*trade Group, Inc.    15,035                                           68
      Eaton Vance Corp.    2,900                                              83
    o eSpeed, Inc., Class A    1,300                                          19
      Fannie Mae    60,900                                                 4,072
      Federated Investors, Inc., Class B    5,550                            149
    o Financial Federal Corp.    800                                          22
      First Financial Corp.    300                                            15
      First Financial Holdings, Inc.    1,400                                 36
      First Indiana Corp.    1,375                                            25
      First Sentinel Bancorp., Inc.    2,300                                  31
      Flagstar Bancorp., Inc.    2,250                                        43
      Flushing Financial Corp.    1,200                                       20
      Franklin Resources, Inc.    12,600                                     416
      Freddie Mac    38,000                                                2,340
   o+ Friedman Billings Ramsey Group, Inc., Class A    1,500                  15
    o Gabelli Asset Management, Inc., Class A    700                          21
      Glacier Bancorp, Inc.    500                                            11
      Golden State Bancorp, Inc.    6,500                                    239
      Goldman Sachs Group, Inc.    23,300                                  1,668
      Greater Bay Bancorp    2,906                                            44
   o+ Hawthorne Financial Corp.    700                                        20
      Heritage Financial Corp.    700                                         12
      Household International, Inc.    22,400                                532
      Hudson River Bancorp.    1,600                                          37
      IBERIABANK Corp.    700                                                 26
      Independent Bank Corp. Michigan    992                                  32
    o IndyMac Bancorp, Inc.    2,400                                          45
    o Instinet Group, Inc.    1,200                                            4
      International Bancshares Corp.    1,502                                 55
      Interpool, Inc.    1,200                                                19
    o Investment Technology Group, Inc.    2,250                              72


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Investors Financial Services Corp.    3,000                             92
    o Itla Capital Corp.    700                                               21
      Jefferies Group, Inc.    800                                            33
      John Nuveen Co., Class A    5,300                                      144
      Klamath First Bancorp, Inc.    700                                      11
    o Knight Trading Group, Inc.    6,700                                     32
    o LaBranche & Co., Inc.    2,400                                          65
      Leeds Federal Bankshares, Inc.    700                                   22
      Legg Mason, Inc.    3,200                                              149
      Lehman Brothers Holdings, Inc.    11,800                               629
    o Local Financial Corp.    2,000                                          29
      MB Financial, Inc.    1,200                                             41
      MBNA Corp.    89,150                                                 1,811
    + MCG Capital Corp.    1,200                                              14
      Merrill Lynch & Co., Inc.    41,900                                  1,590
      Metris Cos., Inc.    3,000                                               9
      MicroFinancial, Inc.    1,900                                            4
      Morgan Stanley    53,500                                             2,082
    + MutualFirst Financial, Inc.    2,000                                    38
    o NCO Portfolio Management, Inc.    2,600                                 12
      New Century Financial Corp.    2,400                                    51
    o NextCard, Inc.    2,600                                                 --
    + Northway Financial, Inc.    200                                          5
      Northwest Bancorp, Inc.    2,500                                        34
      Nueberger Berman, Inc.    3,150                                         92
    o Ocwen Financial Corp.    2,920                                           8
      PAB Bankshares, Inc.    700                                              6
      Pacific Capital Bancorp.    2,133                                       57
    + Peoples Financial Corp.    500                                           7
      The Peoples Holding Co.    500                                          22
      R&G Financial Corp., Class B    1,700                                   41
      Raymond James Financial, Inc.    2,100                                  66
      Resource America, Inc., Class A    2,000                                16
   o+ Saxon Capital, Inc.    1,000                                            11
    o Siebert Financial Corp.    2,900                                         7
      SLM Corp.    8,100                                                     832
    o SoundView Technology Group, Inc.    3,000                                4
      Sovereign Bancorp., Inc.    12,460                                     175
      State Financial Services Corp., Class A    700                          11
      Staten Island Bancorp., Inc.    2,900                                   54
   o+ Sterling Financial Corp.    770                                         15
      Stilwell Financial, Inc.    10,800                                     126
      Student Loan Corp.    700                                               67
      SWS Group, Inc.    1,141                                                15
      T. Rowe Price Group, Inc.    6,200                                     175
      TCF Financial Corp.    3,300                                           140
    + TF Financial Corp.    700                                               15
      Value Line, Inc.    300                                                 12
      W Holding Co., Inc.    2,100                                            37
      Waddell & Reed Financial, Inc., Class A    4,750                        83
      Washington Federal, Inc.    3,695                                       91
      Washington Mutual, Inc.    49,278                                    1,762
      Webster Financial Corp.    2,012                                        65
      Westwood Holdings Group, Inc.    285                                     4
    o WFS Financial, Inc.    1,600                                            30
    o World Acceptance Corp.    2,500                                         22
                                                                     -----------
                                                                          42,917

      NON-FERROUS METALS  0.3%
      --------------------------------------------------------------------------
      A.M. Castle & Co.    1,500                                              10
      Alcoa, Inc.    37,664                                                  831
      Ampco-Pittsburgh Corp.    1,800                                         22
    o Brush Engineered Materials, Inc.    1,100                                6
      Century Aluminum Co.    600                                              4
      CIRCOR International, Inc.    1,250                                     17
    o Cleveland-Cliffs, Inc.    700                                           14
      Commercial Metals Co.    1,000                                          16
      Commonwealth Industries, Inc.    1,300                                   8
    o Encore Wire Corp.    500                                                 4
      Engelhard Corp.    6,800                                               151
    o Freeport-McMoran Copper & Gold, Inc., Class B    6,800                  83
    o IMCO Recycling, Inc.    2,400                                           13
    o Kaiser Aluminum Corp.    2,000                                          --
      Kaydon Corp.    1,300                                                   26
    o Maxxam, Inc.    1,900                                                   18
    o Metals USA, Inc.    1,000                                               --
      Minerals Technologies, Inc.    1,600                                    70
    o Mueller Industries, Inc.    1,700                                       46
    o Phelps Dodge Corp.    4,830                                            150
      Reliance Steel & Aluminum Co.    1,250                                  26


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Southern Peru Copper Corp.    1,700                                     24
    o Stillwater Mining Co.    1,300                                          10
    o Titanium Metals Corp.    1,800                                           2
    o Wolverine Tube, Inc.    1,000                                            5
                                                                     -----------
                                                                           1,556

      OIL: DOMESTIC  0.9%
      --------------------------------------------------------------------------
    o 3TEC Energy Corp.    1,200                                              15
      Amerada Hess Corp.    4,400                                            226
      Ashland, Inc.    4,000                                                 105
    o CAL Dive International, Inc.    1,500                                   33
    o Callon Petroleum Co.    1,700                                            9
    o Cimarex Energy Co.    3,122                                             50
      ConocoPhillips    32,798                                             1,591
      Consol Energy, Inc.    3,800                                            49
      Diamond Offshore Drilling, Inc.    6,400                               134
      Frontier Oil Corp.    2,600                                             39
    o Global Industries Ltd.    4,400                                         18
    o Gulf Island Fabrication, Inc.    1,800                                  24
    + Holly Corp.    2,000                                                    35
    o Houston Exploration Co.    1,900                                        58
      Howell Corp.    1,276                                                   26
      Kerr-McGee Corp.    4,819                                              210
    o Magnum Hunter Resources, Inc.    1,750                                   9
      Marathon Oil Corp.    15,000                                           314
    o Meridian Resource Corp.    3,100                                         3
      Murphy Oil Corp.    2,000                                              168
    o National-Oilwell, Inc.    3,269                                         68
    o Newfield Exploration Co.    1,900                                       66
    o Nuevo Energy Co.    1,300                                               18
      Ocean Energy, Inc.    8,500                                            158
      Patina Oil & Gas Corp.    2,500                                         73
    o Pioneer Natural Resources Co.    5,600                                 139
      Pogo Producing Co.    2,800                                            101
    o Remington Oil & Gas Corp.    1,400                                      22
    o Spinnaker Exploration Co.    900                                        17
      St. Mary Land & Exploration Co.    1,200                                30
    o Stone Energy Corp.    976                                               31
      Sunoco, Inc.    3,500                                                  105
    o Superior Energy Services, Inc.    2,400                                 20
    o Syntroleum Corp.    4,000                                                5
      TEPPCO Partners L.P.    2,500                                           74
    o Tesoro Petroleum Corp.    1,800                                          6
    o TransMontaigne, Inc.     1,600                                           7
      Transocean, Inc.    15,331                                             337
      Unocal Corp.    13,507                                                 373
      Vintage Petroleum, Inc.    2,800                                        27
                                                                     -----------
                                                                           4,793

      OIL: INTERNATIONAL  2.8%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    51,117                                        3,457
 =(4) Exxon Mobil Corp.    332,916                                        11,206
      GlobalSantaFe Corp.    12,055                                          288
                                                                     -----------
                                                                          14,951

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
    o August Technology Corp.    1,300                                         8
      CPI Corp.    400                                                         6
      Eastman Kodak Co.    13,000                                            428
    o Meade Instruments Corp.    800                                           3
    o Oakley, Inc.    2,700                                                   32
    o Ocular Sciences, Inc.    1,500                                          32
    o Polaroid Corp.    3,800                                                 --
    o Robotic Vision Systems, Inc.    1,000                                   --
    o Zomax, Inc.    2,000                                                     8
    o Zygo Corp.    500                                                        2
                                                                     -----------
                                                                             519

      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.     2,800                                           67
      Bowater, Inc.    2,300                                                  78
    o Buckeye Technologies, Inc.    1,200                                      8
      Caraustar Industries, Inc.    1,300                                     12
      Chesapeake Corp.    1,000                                               15
    o CSS Industries, Inc.    600                                             22
      Deltic Timber Corp.    700                                              19
    o Fibermark, Inc.    1,100                                                 7
      Georgia-Pacific Corp.    29,365                                        358
      Glatfelter    2,200                                                     27
      International Paper Co.    20,804                                      727
      Kimberly-Clark Corp.    24,139                                       1,243
      Longview Fibre Co.    1,800                                             12
    o Louisiana-Pacific Corp.    4,800                                        32
    o Lydall, Inc.    1,400                                                   16



See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      MeadWestvaco Corp.    8,674                                            182
      Pope & Talbot, Inc.    800                                               9
      Potlatch Corp.    13,400                                               350
      Rayonier, Inc.    1,000                                                 42
      Rock Tennessee Co., Class A    2,000                                    28
    o Smurfit-Stone Container Corp.    10,900                                142
      Temple-Inland, Inc.    1,900                                            78
      Universal Forest Products, Inc.    1,800                                32
      Wausau Mosinee Paper Corp.    4,700                                     45
      Weyerhaeuser Co.    8,850                                              401
                                                                     -----------
                                                                           3,952

      PRODUCER GOODS & MANUFACTURING  4.1%
      --------------------------------------------------------------------------
    o Aaon, Inc.    1,575                                                     29
    o Actuant Corp., Class A    1,420                                         57
      Acuity Brands, Inc.    4,800                                            58
    o Advanced Energy Industries, Inc.    900                                 11
    o Aeroflex, Inc.    2,400                                                 14
    o AGCO Corp.    3,762                                                     96
      Alamo Group, Inc.    500                                                 6
      Albany International Corp., Class A    1,418                            30
    o American Standard Cos., Inc.    3,800                                  253
      Ametek, Inc.    1,600                                                   56
      Applied Industrial Technologies, Inc.    900                            16
      AptarGroup, Inc.    1,700                                               47
    o Astec Industries, Inc.    500                                            5
      Avery Dennison Corp.    5,200                                          324
    o AZZ, Inc.    700                                                         9
      Baldor Electric Co.    1,300                                            24
      Barnes Group, Inc.    700                                               15
    o Blount International, Inc.    1,200                                      5
      Blyth, Inc.    2,300                                                    65
      Briggs & Stratton Corp.    1,500                                        58
    o Capstone Turbine Corp.    2,600                                          2
      Caterpillar, Inc.    16,700                                            682
    o Cognex Corp.    1,900                                                   36
    o Columbus McKinnon Corp.    2,400                                        12
      Cooper Industries Ltd., Class A    4,700                               148
    o Corning, Inc.    38,407                                                 72
    o Cuno, Inc.    1,300                                                     40
    o Daisytek International Corp.    1,700                                   14
      Deere & Co.    11,700                                                  543
      Dover Corp.    10,100                                                  253
    o DT Industries, Inc.    1,200                                             2
      Emerson Electric Co.    20,900                                       1,007
    o Encompass Services Corp.    2,525                                       --
      Federal Signal Corp.    1,800                                           30
    o Flow International Corp.    900                                          2
    o Flowserve Corp.    1,900                                                22
      Franklin Electric Co., Inc.    400                                      18
    o Gardner Denver, Inc.    700                                             10
 =(2) General Electric Co.    490,625                                     12,388
    o Global Power Equipment Group, Inc.    1,000                              4
      Gorman-Rupp Co.    800                                                  20
      Graco, Inc.    2,175                                                    60
    o GrafTech International Ltd.    2,100                                     8
    o H Power Corp.    420                                                     1
    o Hanover Compressor Co.    3,100                                         33
      Harbor Global Co. Ltd.    160                                            1
      Hardinge, Inc.    1,800                                                 13
      Harsco Corp.    1,800                                                   46
      Herman Miller, Inc.    3,700                                            67
    o Hexcel Corp.    2,000                                                    3
      HON Industries, Inc.    3,000                                           77
      Honeywell International, Inc.    40,162                                961
      Hubbell, Inc., Class B    2,800                                         95
      Hughes Supply, Inc.    1,300                                            44
    o Hydril Co.    700                                                       19
      IDEX Corp.    1,300                                                     39
      Illinois Tool Works, Inc.    14,850                                    912
      Ingersoll-Rand Co., Class A    8,400                                   328
    o Ionics, Inc.    400                                                      9
    o Jarden Corp    3,600                                                    86
      JLG Industries, Inc.    1,800                                           14
      Johnson Controls, Inc.    4,200                                        328
    o Joy Global, Inc.    1,600                                               16
    o Juno Lighting, Inc.    1,429                                            15
    o Kadant, Inc.    921                                                     13
      Kennametal, Inc.    1,500                                               47
      Knape & Vogt Manufacturing Co.    700                                    7
    o Ladish Co., Inc.    1,300                                               10
      Lennox International, Inc.    2,471                                     32
      Libbey, Inc.    500                                                     14


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Lincoln Electric Holdings, Inc.    1,900                                45
    o Lone Star Technologies, Inc.    1,700                                   22
    o Magnetek, Inc.    1,500                                                  7
      Manitowoc Co., Inc.    1,300                                            31
      Matthews International Corp., Class A    1,400                          33
      Milacron, Inc.    1,100                                                  6
      Millipore Corp.    2,600                                                88
    o MSC Industrial Direct Co., Class A    1,500                             19
      NACCO Industries, Inc., Class A    800                                  35
    o NATCO Group, Inc., Class A    1,200                                      7
      NN, Inc.    800                                                          8
      Nordson Corp.    1,500                                                  39
    o Nortek, Inc.    1,000                                                   45
    o Oceaneering International, Inc.    1,300                                36
      Pall Corp.    5,900                                                    103
    o Park-Ohio Holdings Corp.    2,600                                       11
      Parker Hannifin Corp.    5,700                                         249
      Penn Engineering & Manufacturing Corp.    1,000                         15
      Pentair, Inc.    7,200                                                 238
      Precision Castparts Corp.    2,300                                      45
    o Presstek, Inc.    1,100                                                  5
      Regal Beloit Corp.    1,200                                             21
    o Research Frontiers, Inc.    800                                          8
      Robbins & Myers, Inc.    1,400                                          21
    o ROHN Industries, Inc.    1,800                                          --
      Roper Industries, Inc.    1,500                                         58
    o Safeguard Scientifics, Inc.    3,300                                     4
      Sauer-Danfoss, Inc.    2,300                                            17
      Snap-On, Inc.    3,000                                                  78
    o SPS Technologies, Inc.    1,200                                         29
      Standex International Corp.    500                                      11
      Steelcase, Inc., Class A    1,000                                        9
      Stewart & Stevenson Services    1,000                                   11
      Tecumseh Products Co., Class A    700                                   32
      Teleflex, Inc.    1,800                                                 76
      Tennant Co.    600                                                      18
    o Terex Corp.    1,200                                                    14
      The Timken Co.    2,500                                                 46
      Trinity Industries, Inc.    1,100                                       17
    o U.S. Industries, Inc.    2,000                                           5
    o Ultratech Stepper, Inc.    1,300                                        11
    o Uniroyal Technology Corp.    1,100                                      --
    o Universal Compression Holdings, Inc.    400                              8
      W.W. Grainger, Inc.    4,500                                           218
      Watsco, Inc.    1,400                                                   22
      Watts Industries, Inc., Class A    1,000                                16
      Woodward Governor Co.    500                                            19
      X-Rite, Inc.    2,000                                                   16
      York International Corp.    1,800                                       42
    o Zebra Technologies Corp., Class A    1,500                              92
                                                                     -----------
                                                                          21,787

      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.    1,700                                      39
      Burlington Northern Santa Fe Corp.    15,800                           406
      CSX Corp.    9,800                                                     270
      Florida East Coast Industries, Inc., Class A    1,600                   38
      GATX Corp.    2,000                                                     40
    o Genessee & Wyoming, Inc., Class A    1,650                              36
      Greenbrier Cos., Inc.    1,600                                          10
    o Gulfmark Offshore, Inc.    1,600                                        24
    o Kansas City Southern Industries, Inc.    2,550                          36
      Maritrans, Inc.    1,400                                                16
      Norfolk Southern Corp.    17,900                                       362
    o OMI Corp.    2,500                                                      10
      Overseas Shipholding Group, Inc.    1,200                               21
    o RailAmerica, Inc.    1,466                                              11
    o Transport Corp. of America    1,100                                      5
      Union Pacific Corp.    11,600                                          685
                                                                     -----------
                                                                           2,009

      REAL PROPERTY  1.3%
      --------------------------------------------------------------------------
      Aegis Realty, Inc.    700                                                7
    o Alexander's, Inc.    200                                                13
      Alexandria Real Estate Equities, Inc.    500                            21
      AMB Property Corp.    4,300                                            115
      American Land Lease, Inc.    700                                        10


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    + American Mortgage Acceptance Corp.    1,500                             19
    o American Real Estate Partners L.P.    1,800                             16
    o American Realty Investors, Inc.    1,037                                10
    o American Retirement Corp.    700                                         1
      AMLI Residential Properties    1,000                                    21
      Annaly Mortgage Management, Inc.    3,400                               60
      Anthracite Capital, Inc.    2,900                                       31
      Apartment Investment & Management Co., Class A    4,600                162
      Archstone-Smith Trust    9,485                                         218
      Arden Realty, Inc.    2,700                                             58
      AvalonBay Communities, Inc.    3,200                                   121
    o Avatar Holdings, Inc.    700                                            16
      Bedford Property Investors    900                                       22
      Boston Properties, Inc.    4,400                                       157
      Brandywine Realty Trust    1,000                                        20
      BRE Properties, Class A    1,500                                        43
      Burnham Pacific Properties, Inc.    2,400                                2
      Camden Property Trust    1,300                                          41
      Capital Automotive Corp.    300                                          7
      Capstead Mortgage Corp.    240                                           5
      CarrAmerica Realty Corp.    2,900                                       69
    o Catellus Development Corp.    4,100                                     73
      CBL & Associates Properties, Inc.    1,200                              44
      Center Trust, Inc.    2,300                                             14
      Centerpoint Properties Corp.    800                                     43
      Chateau Communities, Inc.    1,300                                      29
      Chelsea Property Group, Inc.    2,000                                   65
      Colonial Properties Trust    500                                        16
      Commercial Net Lease Realty    1,320                                    21
      Consolidated-Tomoka Land Co.    400                                      7
      Cornerstone Realty Income Trust, Inc.    1,200                           9
      Corporate Office Properties Trust SBI    1,500                          20
      Correctional Properties Trust    1,600                                  34
   o+ Corrections Corp. of America    1,828                                   29
      Cousins Properties, Inc.    1,500                                       34
      Crescent Real Estate Equity Co.    3,400                                50
      Developers Diversified Realty Corp.    3,180                            68
      Duke Realty Corp.    5,490                                             133
      Eastgroup Properties    1,400                                           34
    + Entertainment Properties Trust    700                                   16
      Equity Inns, Inc.    2,700                                              16
      Equity Office Properties Trust    18,238                               439
      Equity One, Inc.    1,600                                               21
      Equity Residential Properties Trust    12,700                          301
      Essex Property Trust, Inc.    600                                       28
    + FBR Asset Investment Corp.    1,200                                     36
      Federal Realty Investment Trust    1,700                                45
      FelCor Lodging Trust, Inc.    2,200                                     25
      First Industrial Realty Trust    1,600                                  43
      Forest City Enterprises, Inc., Class A    2,700                         84
      Gables Residential Trust    1,500                                       34
      General Growth Properties, Inc.    2,700                               130
      Getty Realty Corp.    1,000                                             20
      Glenborough Realty Trust, Inc.    900                                   16
      Glimcher Realty Trust    1,800                                          29
    o Golf Trust of America, Inc. L.P.    2,400                                3
      Health Care Property Investors, Inc.    3,324                          144
      Health Care Real Estate Investment Trust, Inc.    700                   20
      Healthcare Realty Trust, Inc.    1,200                                  37
      Highwoods Properties, Inc.    2,300                                     46
      Home Properties of NY, Inc.    500                                      16
      Hospitality Properties Trust    1,900                                   62
      HRPT Properties Trust    4,000                                          31
      Innkeepers USA Trust    1,500                                           12
    o Insignia Financial Group, Inc.    1,700                                 10
      IRT Property Co.    2,400                                               28
      iStar Financial, Inc.    4,390                                         125
      JDN Realty Corp.    1,800                                               20
    o Jones Lang LaSalle, Inc.    2,300                                       39
      Keystone Property Trust    1,300                                        22
      Kilroy Realty Corp.    1,300                                            28
      Kimco Realty Corp.    5,050                                            153
      Koger Equity, Inc.    700                                               11
    o Konover Property Trust, Inc.    1,600                                    3
      Kramont Realty Trust    1,400                                           20
      Liberty Property Trust    3,500                                        103
      LNR Property Corp.    1,200                                             43
      LTC Properties, Inc.    2,800                                           17


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      The Macerich Co.    1,500                                               43
      Mack-Cali Realty Corp.    3,400                                         98
      Manufactured Home Communities, Inc.    1,000                            29
      Meristar Hospitality Corp.    2,200                                     17
      Mid-America Apartment Communities, Inc.    500                          12
      The Mills Corp.    1,200                                                33
    o National Golf Properties, Inc.    800                                    9
      National Health Investors, Inc.    1,100                                18
      Nationwide Health Properties, Inc.    1,100                             19
      New Plan Excel Realty Trust    4,000                                    69
      Newhall Land & Farming Co. L.P.    1,500                                42
    o Omega Healthcare Investors, Inc.    2,784                               13
      Pan Pacific Retail Properties, Inc.    900                              30
      Parkway Properties, Inc.    500                                         17
    o Pinnacle Holdings, Inc.    2,000                                        --
      The Plum Creek Timber Co., Inc.    8,547                               193
      PMC Commercial Trust    1,500                                           17
      Post Properties, Inc.    1,700                                          40
      Prentiss Properties Trust    1,700                                      46
    o Price Legacy Corp.    242                                                1
      Prologis Trust    8,774                                                212
      PS Business Parks, Inc.    1,000                                        32
      Public Storage, Inc.    5,900                                          174
      RAIT Investment Trust    1,300                                          28
      Ramco-Gershenson Properties    1,400                                    27
      Realty Income Corp.    1,300                                            43
      Reckson Associates Realty Corp.    1,700                                34
      Regency Centers Corp.    1,700                                          53
      RFS Hotel Investors, Inc.    1,100                                      13
      The Rouse Co.    4,000                                                 119
      Saul Centers, Inc.    1,100                                             26
      Senior Housing Properties Trust    950                                  10
      Shurgard Storage Centers, Inc., Class A    1,500                        45
      Simon Property Group, Inc.    7,400                                    253
      SL Green Realty Corp.    1,200                                          35
      Sovran Self Storage, Inc.    800                                        23
      The St. Joe Co.    3,800                                               111
      Summit Properties, Inc.    1,300                                        24
      Sun Communities, Inc.    1,000                                          34
      Tanger Factory Outlet Centers    800                                    22
    o Taragon Realty Investors, Inc.    1,573                                 23
      Taubman Centers, Inc.    1,600                                          22
      Thornburg Mortgage, Inc.    1,500                                       28
    o Trammell Crow Co.    1,300                                              12
    o Transcontinental Realty Investors, Inc.    700                          12
    + Trizec Properties, Inc.    7,200                                        73
      United Dominion Realty Trust    5,100                                   74
    + United Mobile Homes, Inc.    100                                         1
      Universal Health Realty Income    900                                   24
      Ventas, Inc.    2,500                                                   28
      Vornado Realty Trust    4,800                                          176
      W.P. Carey & Co. LLC    1,600                                           38
      Washington Real Estate Investment Trust    1,100                        26
      Weingarten Realty Investment    2,650                                   98
    o Wellsford Real Properties, Inc.    1,400                                24
                                                                     -----------
                                                                           6,987

      RETAIL  6.3%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    5,000                                                 41
    o 99 Cents Only Stores    3,066                                           83
    o A.C. Moore Arts & Crafts, Inc.    3,400                                 54
      Albertson's, Inc.    17,968                                            401
    o Alloy, Inc.    3,100                                                    30
    o Amazon.com, Inc.    37,700                                             730
    o American Eagle Outfitters, Inc.    2,950                                43
    o AnnTaylor Stores Corp.    4,450                                        104
    o Arden Group, Inc., Class A    600                                       34
    o AutoZone, Inc.    8,900                                                763
    o Barnes & Noble, Inc.    3,100                                           65
    o Bed, Bath & Beyond, Inc.    13,000                                     461
    o Best Buy Co., Inc.    13,650                                           281
    o Big Lots, Inc.    4,400                                                 73
    o BJ's Wholesale Club, Inc.    3,100                                      63
      Blair Corp.    500                                                      11
      Blockbuster, Inc., Class A    1,900                                     46
    o Borders Group, Inc.    3,900                                            67
   o+ Brookstone, Inc.    1,300                                               18
      Burlington Coat Factory Warehouse Corp.    1,500                        29


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)--Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Casey's General Stores, Inc.    2,600                                   30
      Cash America International, Inc.    2,500                               22
      The Cato Corp., Class A    1,200                                        22
    o Central Garden & Pet Co.    1,700                                       34
    o Charming Shoppes, Inc.    3,700                                         17
    o Chindex International, Inc.    550                                       4
      Circuit City Stores, Inc.-Circuit City Group    12,500                 124
      Claire's Stores, Inc.    2,800                                          72
    o Coldwater Creek, Inc.    700                                            11
    o Cole National Corp.    1,300                                            18
    o Cost Plus, Inc.    700                                                  20
    o Costco Wholesale Corp.    19,600                                       665
      CVS Corp.    15,500                                                    430
      DEB Shops, Inc.    1,600                                                40
    o DGSE Cos., Inc.    700                                                   1
      Dillards, Inc., Class A    4,000                                        66
      Dollar General Corp.    17,575                                         245
    o Dollar Tree Stores, Inc.    5,150                                      135
    o Duane Reade, Inc.    700                                                14
    o Duckwall-ALCO Stores, Inc.    1,800                                     18
    o Enesco Group, Inc.    1,100                                              8
    o Etoys, Inc.    3,500                                                    --
      Family Dollar Stores, Inc.    7,700                                    237
    o Federated Department Stores, Inc.    22,400                            688
   o+ The Finish Line, Inc., Class A    1,800                                 16
      Fred's, Inc., Class A    2,175                                          59
   o+ GameStop Corp.    500                                                    9
      The Gap, Inc.    31,400                                                370
    o Great Atlantic & Pacific Tea Co., Inc.    2,200                         13
    o Guitar Center, Inc.    1,700                                            32
      Hancock Fabrics, Inc.    2,500                                          40
      Home Depot, Inc.    113,000                                          3,263
    o HOT Topic, Inc.    1,200                                                23
    o Insight Enterprises, Inc.    2,150                                      16
      J.C. Penney Co., Inc. Holding Co.    11,700                            223
    o Kohl's Corp.    15,000                                                 877
    o Kroger Co.    40,300                                                   598
      Lillian Vernon Corp.    500                                              2
      The Limited Brands    43,144                                           676
      Longs Drug Stores Corp.    1,800                                        40
      Lowe's Cos., Inc.    34,400                                          1,436
      May Department Stores Co.    13,500                                    315
    o Michaels Stores, Inc.    2,900                                         130
    o The Neiman Marcus Group, Inc., Class A    1,700                         50
    o Nobel Learning Communities, Inc.    500                                  3
      Nordstrom, Inc.    5,800                                               116
    o Office Depot, Inc.    15,500                                           223
    o OfficeMax, Inc.    2,700                                                13
   o+ Party City Corp.    1,300                                               16
    o Pathmark Stores, Inc.    1,400                                           6
    o Payless Shoesource, Inc.    802                                         41
    o PC Connection, Inc.    3,000                                            17
      Pep Boys-Manny, Moe, & Jack    2,500                                    29
    o PETsMART, Inc.    6,700                                                128
      Pier 1 Imports, Inc.    3,900                                           74
    o Pricesmart, Inc.    200                                                  5
    o RadioShack Corp.    8,100                                              169
    o Rite Aid Corp.    19,900                                                36
      Ross Stores, Inc.    3,400                                             142
      Ruddick Corp.    3,100                                                  46
    o Safeway, Inc.    21,900                                                506
    o Saks, Inc.    6,200                                                     67
    o School Specialty, Inc.    1,600                                         39
      Sears, Roebuck & Co.    18,200                                         478
    o ShopKo Stores, Inc.    8,900                                           113
    o Smart & Final, Inc.    2,700                                            16
    o Smith & Wollensky Restaurant Group, Inc.    900                          4
    o Spiegel, Inc., Class A    5,000                                          2
   o+ Stage Stores, Inc.    1,200                                             26
    o Staples, Inc.    20,400                                                315
      Target Corp.    40,500                                               1,220
      Tiffany & Co.    6,500                                                 170
      TJX Cos., Inc.    23,400                                               480
    o Toys `R' Us, Inc.    8,300                                              83
    o Tractor Supply Co.    2,000                                             76
      Unifirst Corp.    1,900                                                 38
    o United Stationers, Inc.    1,400                                        42


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Value City Department Stores, Inc.    700                                1
 =(3) Wal-Mart Stores, Inc.    220,600                                    11,813
      Walgreen Co.    44,100                                               1,488
      Weis Markets, Inc.    1,700                                             56
    o West Marine, Inc.    1,100                                              16
    o Whitehall Jewellers, Inc.    1,800                                      17
    o Williams-Sonoma, Inc.    6,200                                         148
   o+ Winmark Corp.    1,200                                                  12
      Winn-Dixie Stores, Inc.    7,000                                       105
    o Yum! Brands, Inc.    19,500                                            439
    o Zale Corp.    4,700                                                    137
                                                                     -----------
                                                                          33,477

      STEEL  0.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    4,027                                         29
      Allegheny Technologies, Inc.    3,650                                   25
    o Atchison Casting Corp.    900                                           --
    o Bethlehem Steel Corp.    2,884                                          --
      Carpenter Technology Corp.    900                                       10
      Gibraltar Steel Corp.    1,200                                          25
      Intermet Corp.    4,100                                                 16
    o Material Sciences Corp.    2,000                                        22
    o Maverick Tube Corp.    1,000                                            13
    o National Steel Corp., Class B    2,400                                  --
   o+ Northwest Pipe Co.    800                                               13
    o NS Group, Inc.    1,800                                                 11
      Nucor Corp.    3,000                                                   126
      Quanex Corp.    1,500                                                   53
      Roanoke Electric Steel Corp.    800                                      9
      Ryerson Tull, Inc.    1,600                                             11
    + Schnitzer Steel Industries, Inc., Class A    1,500                      28
    o Shaw Group, Inc.    2,000                                               30
    o Steel Dynamics, Inc.    1,700                                           22
      Steel Technologies, Inc.    700                                         15
      United States Steel Corp.    3,300                                      42
      Valmont Industries, Inc.    1,400                                       35
      Worthington Industries, Inc.    3,700                                   70
                                                                     -----------
                                                                             605

      TELEPHONE  3.7%
      --------------------------------------------------------------------------
    o ACT Teleconferencing, Inc.    1,100                                      1
    o Adtran, Inc.    1,600                                                   41
    o Advanced Switching Communications, Inc.    1,800                         2
    o Airgate PCS, Inc.    300                                                --
    o Alamosa Holdings, Inc.    3,700                                          1
    o Alaska Communications Systems Group, Inc.    2,700                       5
    o Allegiance Telecom, Inc.    4,450                                        4
      Alltel Corp.    14,935                                                 742
    o Applied Innovation, Inc.    1,100                                        3
   o+ Applied Signal Technology, Inc.    2,300                                21
      AT&T Corp.    177,239                                                2,311
    o AT&T Latin America Corp., Class A    2,100                              --
    o AT&T Wireless Services, Inc.    111,734                                768
      Atlantic Tele-Network, Inc.    800                                      11
    o Avaya, Inc.    11,385                                                   23
      BellSouth Corp.    86,450                                            2,261
    o Boston Communications Group    1,900                                    25
    o Broadwing, Inc.    8,568                                                20
    o Carrier Access Corp.    2,000                                            1
    o Centennial Communications Corp.    3,500                                 9
    o Centillium Communications, Inc.    1,000                                 3
      CenturyTel, Inc.    8,500                                              241
    o Choice One Communications, Inc.    1,400                                --
    o Citizens Communications Co.    11,500                                   96
    o ClearOne Communications, Inc.    1,000                                   3
    o Commonwealth Telephone Enterprises, Inc.    9,400                      347
    o Copper Mountain Networks, Inc.    200                                    1
    o CoSine Communications, Inc.    730                                       2
    o Crown Castle International Corp.    8,900                               31
      CT Communications, Inc.    1,000                                        14
      D&E Communications, Inc.    2,099                                       14
    o Ditech Communications Corp.    1,600                                     3
    o Dobson Communications Corp., Class A    3,100                            1
    o Equinix, Inc.    2,100                                                   1
    o First Virtual Communications, Inc.    1,200                             --
    o General Communication, Inc., Class A    1,900                            9
    o Globecomm Systems, Inc.    500                                           2
    o Goamerica, Inc.    1,800                                                 1
      Hickory Tech Corp.    1,100                                             11


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Inet Technologies, Inc.    2,200                                        13
    o Integrated Telecom Express, Inc.    1,800                                3
    o Intelidata Technologies Corp.    900                                     1
      Inter-Tel, Inc.    6,000                                               162
    o Interdigital Communications Corp.    2,000                              26
    o Intrado, Inc.    1,100                                                  11
   ~o ITC DeltaCom, Inc.    2,200                                             --
    o ITXC Corp.    1,600                                                      4
   o+ j2 Global Communications, Inc.    1,000                                 27
    o Leap Wireless International, Inc.    1,500                              --
    o Level 3 Communications, Inc.    13,900                                  66
    o Lexar Media, Inc.    1,400                                               6
    o Lexent, Inc.    1,000                                                    1
    o Lexicon Genetics, Inc.    1,900                                          9
    o Liberty Satellite & Technology, Inc., Class A    190                    --
    o Mastec, Inc.    1,850                                                    5
    o MCK Communications, Inc.    1,600                                        2
    ~ McLeodUSA, Inc., Class A Escrow    21,892                               --
    o Metro One Telecommunications Corp.    4,400                             20
    o Mpower Holding Corp.    27                                              --
    o Neon Communications, Inc.    1,700                                      --
    o Net2Phone, Inc.    1,600                                                 5
    o Network Plus Corp.    2,000                                             --
    o Next Level Communications, Inc.    2,400                                 2
    o Nextel Communications, Inc., Class A    29,600                         334
    o Nextel Partners, Inc., Class A    6,700                                 48
    o NMS Communications Corp.    1,500                                        2
      North Pittsburgh Systems, Inc.    1,500                                 20
    o Novatel Wireless, Inc.    160                                           --
    o NTELOS, Inc.    700                                                     --
    o NTL, Inc.    11,194                                                     --
    o Nucentrix Broadband Networks, Inc.    2,100                              2
    o OmniSky Corp.    2,900                                                  --
    o Openwave Systems, Inc.    8,315                                          9
    o Optical Cable Corp.    225                                              --
    o Pac-West Telecomm, Inc.    1,900                                         1
    o Peco II, Inc.    1,200                                                   1
    o Pegasus Communications Corp.    1,600                                    2
    o PentaStar Communications, Inc.    600                                   --
    o Qwest Communications International, Inc.    68,237                     231
    o RCN Corp.    2,300                                                       2
    o SBA Communications Corp.    1,300                                       --
      SBC Communications, Inc.    190,612                                  4,891
      Scientific-Atlanta, Inc.    11,900                                     145
    o Somera Communications, Inc.    1,900                                     4
    o Spectrasite Holdings, Inc.    4,400                                      1
      Sprint Corp. (FON Group)    62,700                                     779
    o Sprint Corp. (PCS Group)    42,100                                     147
    o Stratex Networks, Inc.    2,800                                          6
    o Stratos Lightwave, Inc.    346                                           2
    o Telecommunication Systems, Inc., Class A    1,300                        2
      Telephone & Data Systems, Inc.    3,300                                168
   ~o Teligent, Inc., Class A    1,000                                        --
    o Tellium, Inc.    4,000                                                   2
    o Telular Corp.    1,600                                                   5
    o Time Warner Telecom, Inc., Class A    2,000                              2
    o Triton PCS Holdings, Inc., Class A    2,400                              6
    o Turnstone Systems, Inc.    1,600                                         4
    o Tut Systems, Inc.    1,100                                               1
    o U.S. Cellular Corp.    3,600                                            99
    o U.S. Wireless Corp.    400                                              --
    o Ubiquitel, Inc.    3,200                                                 1
    o US LEC Corp., Class A    1,000                                           2
    o US Unwired, Inc., Class A    600                                        --
    o Utstarcom, Inc.    2,600                                                44
      Verizon Communications, Inc.    130,212                              4,917
   ~o Viatel, Inc.    2,111                                                   --
      Warwick Valley Telephone Co.    200                                     11
    o West Corp.    2,900                                                     47
    o Westell Technologies, Inc., Class A    2,560                             3
    o WJ Communications, Inc.    2,300                                         3
    o XO Communications, Inc., Class A    8,601                               --
                                                                     -----------
                                                                          19,336

      TOBACCO  0.9%
      --------------------------------------------------------------------------
      Philip Morris Cos., Inc.    103,200                                  4,205
      R.J. Reynolds Tobacco Holdings, Inc.    4,832                          196



See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Schweitzer-Mauduit International, Inc.    800                           20
      Standard Commercial Corp.    1,100                                      19
      Universal Corp.    1,800                                                63
      UST, Inc.    7,700                                                     236
                                                                     -----------
                                                                           4,739

      TRAVEL & RECREATION  0.6%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.    3,000                                          50
   o+ Alpha Hospitality Corp.    500                                           1
    o Ambassadors Group, Inc.    1,700                                        24
    o AMERCO, Inc.    900                                                      4
    o American Classic Voyages Co.    900                                     --
    o Ameristar Casinos, Inc.    1,700                                        22
    o Argosy Gaming Co.    1,600                                              32
    o Aztar Corp.    1,900                                                    26
    o Bally Total Fitness Holding Corp.    1,300                               9
    o Boca Resorts, Inc., Class A    1,800                                    19
      Brunswick Corp.    3,700                                                76
      Callaway Golf Co.    3,600                                              44
      Carnival Corp.    26,400                                               690
      Central Parking Corp.    1,600                                          37
    o Choice Hotels International, Inc.    2,400                              47
    o Dollar Thrifty Automotive Group, Inc.    1,000                          19
      Dover Downs Gaming & Entertainment, Inc.    1,480                       13
   o+ Escalade, Inc.    1,500                                                 31
    o Extended Stay America, Inc.    3,800                                    48
    o Harrah's Entertainment, Inc.    5,100                                  214
      Hilton Hotels Corp.    16,126                                          198
    o Hollywood Casino Corp., Class A    1,100                                14
    o Host Marriott Corp.    11,500                                           94
    o Hotels.com, Class A    1,800                                           112
    o Interstate Hotels & Resorts, Inc.    82                                 --
    o K2, Inc.    1,700                                                       17
    o Lakes Entertainment, Inc.    900                                         4
    o Mandalay Resort Group    3,400                                          96
      Marine Products Corp.    180                                             2
    o MarineMax, Inc.    800                                                   8
      Marriott International, Inc., Class A    10,400                        322
    o MGM MIRAGE    7,400                                                    230
    o MTR Gaming Group, Inc.    2,300                                         21
    o Multimedia Games, Inc.    750                                           17
    o Navigant International, Inc.    1,300                                   15
    o Park Place Entertainment Corp.    13,900                               101
    o Prime Hospitality Corp.    1,800                                        15
    o ResortQuest International, Inc.    3,000                                13
      Royal Caribbean Cruises Ltd.    7,800                                  143
    o Sabre Holdings Corp.    8,501                                          163
    o Scientific Games Corp., Class A    700                                   5
    o Shuffle Master, Inc.    1,250                                           29
    o Six Flags, Inc.    3,500                                                16
      Speedway Motorsports, Inc.    1,800                                     43
    o The Sports Authority, Inc.    1,000                                      6
      Starwood Hotels & Resorts Worldwide, Inc.    8,730                     203
    o Station Casinos, Inc.    2,650                                          48
    o Vail Resorts, Inc.    1,300                                             19
    o WMS Industries, Inc.    1,500                                           21
                                                                     -----------
                                                                           3,381

      TRUCKING & FREIGHT  0.9%
      --------------------------------------------------------------------------
    o Arkansas Best Corp.    1,100                                            33
      BancTrust Financial Group, Inc.    1,100                                12
      C.H. Robinson Worldwide, Inc.    3,800                                 112
      CNF, Inc.    2,000                                                      64
    o Consolidated Freightways Corp.    2,700                                 --
      Expeditores International of Washington, Inc.    4,800                 151
    o Forward Air Corp.    1,100                                              19
    o Heartland Express, Inc.    1,971                                        39
    o HUB Group, Inc., Class A    1,000                                        7
    o J.B. Hunt Transport Services, Inc.    2,000                             55
    o Kirby Corp.    1,300                                                    31
    o Knight Transportation, Inc.    1,800                                    36
    o Landair Corp.    750                                                     9
    o Landstar Systems, Inc.    800                                           39
    o Old Dominion Freight Line    1,200                                      28
      Paccar, Inc.    5,400                                                  238
   o+ Pacer International, Inc.    1,800                                      21
    o PAM Transportation Services, Inc.    500                                11
      Roadway Corp.    5,600                                                 224
      Ryder Systems, Inc.    4,400                                           101


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o SCS Transportation, Inc.    600                                          6
    o Swift Transportation Co., Inc.    3,970                                 64
      United Parcel Service, Inc.,  Class B    52,980                      3,179
      USFreightways Corp.    1,300                                            37
    o Wabash National Corp.    1,100                                           5
      Werner Enterprises, Inc.    2,666                                       55
    o Yellow Corp.    1,200                                                   33
                                                                   -------------
                                                                           4,609
      UTILITIES: ELECTRIC & GAS  2.8%
      --------------------------------------------------------------------------
    o AES Corp.    21,596                                                     38
      AGL Resources, Inc.    2,300                                            54
      Allegheny Energy, Inc.    6,000                                         34
      Allete, Inc.           4,200                                            90
      Alliant Energy Corp.    4,300                                           69
      Ameren Corp.    6,600                                                  267
      American Electric Power Co., Inc.    16,320                            418
      American States Water Co.    1,950                                      52
      American Water Works Co., Inc.    4,500                                202
      Aquila, Inc.    6,271                                                   23
    + Artesian Resources Corp., Class A    200                                 6
      Atmos Energy Corp.    1,800                                             40
      Avista Corp.    2,800                                                   29
    o BayCorp Holdings Ltd.    100                                             1
    o Beacon Power Corp.    272                                               --
      BIW Ltd.    200                                                          4
      Black Hills Corp.    1,400                                              37
      California Water Service Group    300                                    7
    o Calpine Corp.    12,300                                                 25
      Cascade Natural Gas Corp.    1,000                                      19
      Centerpoint Energy, Inc.    13,600                                      96
      Central Vermont Public Service Corp.    200                              4
      CH Energy Group, Inc.    900                                            45
    + Chesapeake Utilities Corp.    700                                       13
      Cinergy Corp.    7,300                                                 227
      Cleco Corp.    8,900                                                   124
      CMS Energy Corp.    5,000                                               39
      Connecticut Water Services, Inc.    450                                 11
      Consolidated Edison, Inc.    10,300                                    438
      Constellation Energy Group, Inc.    7,300                              187
    o Covanta Energy Corp.    2,100                                           --
      Delta Natural Gas Co., Inc.    1,000                                    20
      Dominion Resources, Inc.    13,310                                     639
      DPL, Inc.    5,452                                                      75
      DQE, Inc.    6,100                                                      97
      DTE Energy Co.    7,301                                                329
      Duke Energy Corp.    40,200                                            824
      Dynegy, Inc., Class A    14,762                                         10
    o Edison International    58,700                                         590
      El Paso Corp.    27,887                                                216
    o El Paso Electric Co.    2,800                                           31
      Empire District Electric Co.    300                                      5
      Energen Corp.    1,600                                                  45
      Energy East Corp.    8,214                                             175
      EnergySouth, Inc.    1,100                                              29
      Entergy Corp.    10,900                                                481
      Equitable Resources, Inc.    3,400                                     121
      Exelon Corp.    23,937                                               1,206
      FirstEnergy Corp.    14,317                                            465
      Florida Public Utilites Co.    1,066                                    14
      FPL Group, Inc.    8,700                                               513
      Great Plains Energy, Inc.    3,000                                      68
      Green Mountain Power Corp.    300                                        5
      Hawaiian Electric Industries, Inc.    1,600                             77
      Idacorp, Inc.    1,700                                                  44
      KeySpan Corp.    6,400                                                 234
      Kinder Morgan, Inc.    5,900                                           216
      Maine Public Service Co.    100                                          3
      MDU Resources Group, Inc.    2,800                                      69
      MGE Energy, Inc.    400                                                 11
      Middlesex Water Co.    1,050                                            23
    o Mirant Corp.    20,206                                                  43
      National Fuel Gas Co.    3,300                                          67
      New Jersey Resources Corp.    1,650                                     52
    o Newpower Holdings, Inc.    3,800                                        --
      NICOR, Inc.    2,000                                                    62
      NiSource, Inc.    8,364                                                138
      Northeast Utilities    5,624                                            85
      Northwest Natural Gas Co.    1,200                                      36
      Northwestern Corp.    2,100                                             18


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NSTAR    2,367                                                          99
      NUI Corp.   300                                                          4
      OGE Energy Corp.    3,500                                               56
      ONEOK, Inc.    2,400                                                    45
      Otter Tail Corp.    1,100                                               31
      Peoples Energy Corp.    1,700                                           62
      Pepco Holdings, Inc.    5,000                                          104
    o PG&E Corp.    16,900                                                   183
      Philadelphia Suburban Corp.    2,937                                    63
      Piedmont Natural Gas Co., Inc.    1,600                                 57
      Pinnacle West Capital Corp.    3,800                                   108
    o Plug Power, Inc.    1,900                                               12
      PNM Resources, Inc.    2,000                                            44
      PPL Corp.    6,700                                                     232
      Progress Energy, Inc.    10,659                                        445
      Public Service Enterprise Group, Inc.    10,000                        287
      Puget Energy, Inc.    4,500                                             96
      Questar Corp.    3,300                                                  85
    o Reliant Resources, Inc.    12,625                                       24
    o Republic Services, Inc.    17,700                                      364
      Scana Corp.    12,005                                                  350
      Sempra Energy    9,275                                                 205
      Sierra Pacific Resources    4,476                                       27
      SJW Corp.    700                                                        56
      South Jersey Industries    1,200                                        38
      Southern Co.    34,000                                               1,010
    o Southern Union Co.    2,067                                             26
      Southwest Gas Corp.    1,100                                            25
      Teco Energy, Inc.    5,600                                              83
    o Tuesday Morning Corp.    2,500                                          52
      TXU Corp.    12,900                                                    185
    o U.S. Energy Systems, Inc.    600                                         1
      UGI Corp.    1,400                                                      54
      UIL Holdings Corp.    1,200                                             36
      Unisource Energy Corp. Holding Co.    2,100                             35
      Vectren Corp.    2,466                                                  61
    o Veritas DGC, Inc.    1,800                                              16
    o Waste Connections, Inc.    1,000                                        37
      Westar Energy, Inc.    2,800                                            30
      WGL Holdings, Inc.    2,000                                             46
      Williams Cos., Inc.    22,060                                           41
      Wisconsin Energy Corp.    5,500                                        126
      WPS Resources Corp.    1,400                                            54
      XCEL Energy, Inc.    17,195                                            179
                                                                   -------------
                                                                          14,909
       PREFERRED STOCK
       0.0% of investments
      --------------------------------------------------------------------------

      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------

   o+ Commercial Net Lease Realty    147                                       4

      SECURITY                                     FACE VALUE
         RATE, MATURITY DATE                       ($ x 1,000)
       CONVERTIBLE BONDS
       0.0% of investments
      --------------------------------------------------------------------------

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------

      MicroStrategy, Inc.
         7.50%, 06/24/07                                  2                    1


      SECURITY AND NUMBER OF SHARES

       WARRANTS
       0.0% of investments
      --------------------------------------------------------------------------

      AIR TRANSPORTATION  0.0%
      --------------------------------------------------------------------------

   ~o Timco Aviation Services
      expires 2/28/07    160                                                  --

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------

    o MicroStrategy, Inc.
      expires 6/24/04    57                                                   --

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------

   ~o APW Ltd.    2                                                           --


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
       RIGHTS
       0.0% of investments
      --------------------------------------------------------------------------

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------

    o Comdisco Holding Co.    4,700                                           --

      MEDIA  0.0%
      --------------------------------------------------------------------------

    ~ Liberty Media Corp., Class A
      expires 12/2/02    4,295                                                --

      MISCELLANEOUS FINANCE  0.0%
      --------------------------------------------------------------------------

      Allied Capital Corp.
      expires 11/21/02    4,300                                                1

       SHORT TERM INVESTMENT
       0.7% of investments
      --------------------------------------------------------------------------

      Provident Institutional
      TempFund     3,846,863                                               3,847

      SECURITY                                     FACE VALUE
         RATE, MATURITY DATE                       ($ x 1,000)
       U.S. TREASURY OBLIGATION
       0.1% of investments
      --------------------------------------------------------------------------

    = U.S. Treasury Bill
        1.62%, 12/19/02                                   215                214

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $184,163 of securities on loan)                         $ 527,856  a
Collateral held for securities on loan                                  192,747
Receivables:
   Fund shares sold                                                       1,241
   Interest                                                                   4
   Dividends                                                                553
   Income from lending securities                                            16
Prepaid expenses                                                  +          20
                                                                  -------------
TOTAL ASSETS                                                            722,437

LIABILITIES
-------------------------------------------------------------------------------
Collateral held for securities on loan                                  192,747
Payables:
   Fund shares redeemed                                                     282
   Investments bought                                                     1,698
   Due to broker for futures                                                 14
   Investment adviser and administrator fees                                  2
   Transfer agent and shareholder service fees                                7
Accrued expenses                                                  +         126
                                                                  -------------
TOTAL LIABILITIES                                                       194,876

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            722,437
TOTAL LIABILITIES                                                 -     194,876
                                                                  -------------
NET ASSETS                                                            $ 527,561

NET ASSETS BY SOURCE

Capital received from investors                                         722,462
Net investment income not yet distributed                                 5,193
Net realized capital losses                                             (17,287)
Net unrealized capital losses                                          (182,807) b

NET ASSET VALUE (NAV)

                                        SHARES
SHARE CLASS         NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares       $263,148          18,341     $14.35
Select Shares(R)      $264,413          18,400     $14.37

a The fund paid $710,627 for these securities. Not counting short-term obligations and government securities, the fund paid $136,711 for securities during the report period and received $8,987 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $2,214 and unrealized losses of $11 and three open Russell 2000 futures due to expire on December 19, 2002 with a contract value of $560 and unrealized losses of $25.

FEDERAL TAX DATA

PORTFOLIO COST                          $711,032
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 46,255
Losses                              +   (229,431)
                                    ------------
                                       ($183,176)
UNDISTRIBUTED EARNINGS:

Ordinary income                         $  5,193
Long-term capital gains                 $     --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                    Loss amount
  2007                                  $     18
  2008                                     3,413
  2009                                     2,000
  2010                              +     11,487
                                    ------------
                                        $ 16,918
RECLASSIFICATIONS:
Net investment income not
     yet distributed                    $     19
Reclassified as:
Capital received from investors        ($     19)


See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                               $ 7,673 a
Interest                                                                     76
Lending of securities                                             +         377
                                                                  -------------
TOTAL INVESTMENT INCOME                                                   8,126

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                 (11,157)
Net realized losses on futures contracts                          +        (468)
                                                                  -------------
NET REALIZED LOSSES                                                     (11,625)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized losses on investments                                    (71,844)
Net unrealized losses on futures contracts                        +         (87)
                                                                  -------------
NET UNREALIZED LOSSES                                                   (71,931)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,580 b
Transfer agent and shareholder service fees:
      Investor Shares                                                       649 c
      Select Shares(R)                                                      278 c
Trustees' fees                                                                9 d
Custodian fees                                                               99
Portfolio accounting fees                                                    91
Professional fees                                                            32
Registration fees                                                            57
Shareholder reports                                                          80
Other expenses                                                    +          38
                                                                  -------------
Total expenses                                                            2,913
Expense reduction                                                 -       1,124 e
                                                                  -------------
NET EXPENSES                                                              1,789

DECREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   8,126
NET EXPENSES                                                      -       1,789
                                                                  -------------
NET INVESTMENT INCOME                                                     6,337
NET REALIZED LOSSES                                                     (11,625) f
NET UNREALIZED LOSSES                                             +     (71,931) f
                                                                  -------------
DECREASE IN NET ASSETS FROM OPERATIONS                                 ($77,219)

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and
  0.05 of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $1,072 from the investment adviser (CSIM) and $52 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2003, as follows:

                          % OF AVERAGE
  SHARE CLASS         DAILY NET ASSETS
  ------------------------------------
  Investor Shares                 0.40
  Select Shares                   0.27

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $83,556.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/01-10/31/02   11/1/00-10/31/01
Net Investment income                                $  6,337         $   4,761
Net realized losses                                   (11,625)           (2,243)
Net unrealized losses                        +        (71,931)         (141,219)
                                             -----------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                (77,219)         (138,701)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                         2,256             1,518
Select Shares(R)                                        2,809             2,204
                                                     --------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $  5,065         $   3,722 ab

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------
                                 11/1/01-10/31/02            11/1/00-10/31/01
                                QUANTITY        VALUE     QUANTITY        VALUE
Shares Sold
Investor Shares                    8,607     $139,890        6,466     $122,218
Select Shares                +     7,243      117,125        7,360      138,162
                             --------------------------------------------------
TOTAL SHARES SOLD                 15,850     $257,015       13,826     $260,380

Shares Reinvested
Investor Shares                      120     $  2,114           70     $  1,427
Select Shares                +       139        2,439           96        1,946
                             --------------------------------------------------
TOTAL SHARES REINVESTED              259     $  4,553          166     $  3,373

Shares Redeemed
Investor Shares                   (3,882)   ($ 62,511)      (2,716)   ($ 51,022)
Select Shares                +    (4,446)     (70,982)      (3,642)     (68,490)
                             --------------------------------------------------
TOTAL SHARES REDEEMED             (8,328)   ($133,493)      (6,358)   ($119,512) c

NET INCREASE                       7,781     $128,075        7,634     $144,241

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/01-10/31/02            11/1/00-10/31/01
                                  SHARES   NET ASSETS       SHARES   NET ASSETS
Beginning of period               28,960     $481,770       21,326     $479,952
Total increase               +     7,781       45,791        7,634        1,818 d
                             --------------------------------------------------
END OF PERIOD                     36,741     $527,561       28,960     $481,770 e

  UNAUDITED
a For corporations, 96% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary Income            $5,065
  Long-term capital gains    $   --

c Dollar amounts are net of proceeds received early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares             $  65
  Select Shares           +      60
                          ---------
  TOTAL                       $ 125

  PRIOR PERIOD
  Investor Shares             $  46
  Select Shares           +      54
                          ---------
  TOTAL                       $ 100

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $5,193 and $3,902 for the current period and the prior period, respectively.


See financial notes.

        The fund's goal is to track the total return of the Schwab International Index(R).

Schwab International Index Fund(R)

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

TICKER SYMBOLS
Investor Shares: SWINX
Select Shares(R): SWISX

[GRAPHIC]

                       INVESTMENT STYLE 1
MARKET CAP 1     VALUE        BLEND      GROWTH
LARGE            / /           /X/        / /
MEDIUM           / /           / /        / /
SMALL            / /           / /        / /

MANAGERS' PERSPECTIVE

LIKE U.S. STOCKS, INTERNATIONAL MARKETS DECLINED DURING THE REPORT PERIOD. The ongoing tension in the Middle East has helped prolong the uneasiness in the U.S. and international markets, adding to the strain on a global economy still struggling with reduced capital investment, lackluster corporate earnings and faltering consumer confidence.

Following the lead of the U.S. Federal Reserve, many policymakers around the world lowered interest rates in hopes of bolstering a recovery. As in the past, one major exception was the European Central Bank, which did not ease its monetary policy as quickly as many economists would have liked.

UNFORTUNATELY, THE LARGE ECONOMIES OF JAPAN AND GERMANY WERE UNABLE TO PROVIDE MUCH SUPPORT TO A STRAINED GLOBAL ECONOMY. Japan, while periodically showing indications of economic revival, continued to struggle, and is still mired in a political battle over problem loans in the banking system. Meanwhile, Germany has seen a decline in business confidence. Exports are down, unemployment is up, and many are concerned that Germany may become the next Japan. Denmark and Sweden were the worst-performing markets, while Singapore and Australia were the top performers. Due in part to reduced capital spending, information technology and communication services were the worst performing global sectors, and consumer staples was the top sector.

For the report period, both share classes of the fund closely tracked Schwab International Index (the fund's benchmark), which does not incur trading and management costs.

Foreign securities can involve risks such as political and economic instability and currency risk. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

Schwab Equity Index Funds

PERFORMANCE: INVESTOR SHARES

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Investor Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
                                INVESTOR SHARES 3               INDEX             AVERAGE 4
                                -----------------           -------------         ----------
1 YEAR                              -13.34%                     -12.74%             -12.54%
5 YEARS                              -3.63%                      -3.06%              -2.28%
SINCE INCEPTION: 9/9/93               1.57%                       2.09%                n/a

                                                               1 YEAR
                                                               ------

                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2       INVESTOR SHARES 3               INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     -13.72%                   --                 -14.43%
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     -8.16%                   --                  -8.65%
--------------------------------------------------------------------------------------------

                                                              5 YEARS
                                                              -------

                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2       INVESTOR SHARES 3               INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    -4.05%                      --                -3.99%
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   -3.01%                      --                -2.11%
--------------------------------------------------------------------------------------------

                                                          SINCE INCEPTION:
                                                          ----------------

                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2       INVESTOR SHARES 3               INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    1.15%                       --                 --
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   1.09%                       --                 --
--------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.

$11,528 INVESTOR SHARES 3
$12,079 SCHWAB INTERNATIONAL INDEX
$10,873 MSCI-EAFE INDEX

[LINE GRAPH]

                                                  Schwab
                        SWINX                  International           MSCI EAFE
                                                   Index               ND Index
       9-Sep-93         10000                      10000                  10000
         Sep-93          9770                       9786                   9749
         Oct-93         10150                      10167                  10049
         Nov-93          9420                       9454                   9171
         Dec-93         10096                      10137                   9833
         Jan-94         10769                      10823                  10664
         Feb-94         10558                      10623                  10634
         Mar-94         10156                      10172                  10176
         Apr-94         10458                      10544                  10607
         May-94         10407                      10448                  10547
         Jun-94         10488                      10508                  10696
         Jul-94         10649                      10692                  10798
         Aug-94         10941                      10999                  11054
         Sep-94         10559                      10621                  10706
         Oct-94         10950                      11026                  11062
         Nov-94         10428                      10478                  10530
         Dec-94         10484                      10564                  10597
         Jan-95         10108                      10254                  10190
         Feb-95         10189                      10282                  10160
         Mar-95         10759                      10964                  10794
         Apr-95         11145                      11346                  11200
         May-95         11176                      11303                  11067
         Jun-95         11064                      11168                  10873
         Jul-95         11623                      11826                  11550
         Aug-95         11237                      11384                  11110
         Sep-95         11470                      11661                  11327
         Oct-95         11318                      11461                  11022
         Nov-95         11562                      11782                  11329
         Dec-95         11975                      12238                  11785
         Jan-96         12006                      12277                  11834
         Feb-96         12026                      12300                  11874
         Mar-96         12232                      12529                  12126
         Apr-96         12530                      12826                  12478
         May-96         12396                      12674                  12249
         Jun-96         12489                      12761                  12317
         Jul-96         12139                      12430                  11958
         Aug-96         12253                      12538                  11984
         Sep-96         12592                      12907                  12303
         Oct-96         12571                      12863                  12177
         Nov-96         13136                      13460                  12662
         Dec-96         13067                      13341                  12499
         Jan-97         12640                      12898                  12061
         Feb-97         12827                      13114                  12259
         Mar-97         12932                      13202                  12303
         Apr-97         13025                      13344                  12368
         May-97         13984                      14324                  13174
         Jun-97         14766                      15160                  13899
         Jul-97         15214                      15570                  14125
         Aug-97         14109                      14447                  13070
         Sep-97         15078                      15354                  13801
         Oct-97         13869                      14110                  12740
         Nov-97         13859                      14055                  12610
         Dec-97         14022                      14254                  12720
         Jan-98         14538                      14830                  13301
         Feb-98         15382                      15727                  14155
         Mar-98         15782                      16139                  14591
         Apr-98         15888                      16248                  14706
         May-98         15888                      16209                  14634
         Jun-98         16025                      16315                  14745
         Jul-98         16067                      16419                  14894
         Aug-98         14085                      14350                  13049
         Sep-98         13632                      13880                  12648
         Oct-98         14981                      15335                  13966
         Nov-98         15751                      16198                  14681
         Dec-98         16244                      16729                  15261
         Jan-99         16190                      16640                  15216
         Feb-99         15829                      16311                  14853
         Mar-99         16541                      17060                  15473
         Apr-99         17212                      17794                  16099
         May-99         16371                      16897                  15270
         Jun-99         16999                      17586                  15866
         Jul-99         17616                      18240                  16337
         Aug-99         17775                      18410                  16398
         Sep-99         18105                      18724                  16563
         Oct-99         19073                      19722                  17184
         Nov-99         19945                      20579                  17781
         Dec-99         21704                      22386                  19377
         Jan-00         19999                      20761                  18147
         Feb-00         20278                      21097                  18635
         Mar-00         21457                      22294                  19358
         Apr-00         20299                      21089                  18340
         May-00         19720                      20470                  17892
         Jun-00         20460                      21234                  18592
         Jul-00         19667                      20411                  17813
         Aug-00         20021                      20770                  17967
         Sep-00         18980                      19696                  17092
         Oct-00         18369                      19083                  16689
         Nov-00         17533                      18224                  16063
         Dec-00         17886                      18608                  16633
         Jan-01         18038                      18806                  16638
         Feb-01         16492                      17174                  15394
         Mar-01         15382                      15985                  14349
         Apr-01         16438                      17086                  15334
         May-01         15850                      16448                  14767
         Jun-01         15175                      15745                  14160
         Jul-01         14794                      15365                  13915
         Aug-01         14369                      14935                  13592
         Sep-01         13074                      13582                  12215
         Oct-01         13303                      13843                  12528
         Nov-01         13716                      14276                  12990
         Dec-01         13818                      14373                  13067
         Jan-02         13103                      13624                  12373
         Feb-02         13202                      13741                  12460
         Mar-02         13928                      14466                  13134
         Apr-02         13972                      14585                  13221
         May-02         14160                      14791                  13388
         Jun-02         13587                      14193                  12856
         Jul-02         12255                      12808                  11587
         Aug-02         12222                      12780                  11560
         Sep-02         10900                      11400                  10319
      31-Oct-02         11528                      12079                  10873

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Foreign Stock Fund category for the one- and five-year periods was 895 and 478, respectively. These funds may or may not use tax-efficient strategies.

SCHWAB INTERNATIONAL INDEX FUND(R)

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund's Select Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category. 1 The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
                                SELECT SHARES 3                 INDEX             AVERAGE 4
                                ---------------             -------------         ----------
1 YEAR                              -13.31%                     -12.74%             -12.54%
5 YEARS                              -3.53%                      -3.06%              -2.28%
SINCE INCEPTION: 9/9/93              -3.60%                      -3.34%                n/a

                                                               1 YEAR
                                                            -------------
                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2         SELECT SHARES 3               INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    -13.73%                   --                 -14.43%
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    -8.14%                   --                  -8.65%
--------------------------------------------------------------------------------------------

                                                              5 YEARS
                                                            -------------
                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2       SELECT SHARES 3                 INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)  -3.99%                        --                -3.99%
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold) -2.94%                        --                -2.11%
--------------------------------------------------------------------------------------------

                                                          SINCE INCEPTION
                                                          ---------------
                                                               SCHWAB
                                                            INTERNATIONAL         PEER GROUP
TOTAL RETURNS AFTER TAX 2       SELECT SHARES 3                 INDEX             AVERAGE 4
--------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   -4.02%                       --                 --
--------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)  -2.98%                       --                 --
--------------------------------------------------------------------------------------------

PERFORMANCE OF A $50,000 INVESTMENT

This graph shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.

$40,945 SELECT SHARES 3
$41,560 SCHWAB INTERNATIONAL INDEX
$40,646 MSCI-EAFE INDEX

[LINE GRAPH]

                                                  Schwab
                                               International           MSCI EAFE
                      Select Shares 3              Index               ND Index
     19-May-97            50000                    50000                 50000
        May-97            49375                    49283                 49248
        Jun-97            52170                    52161                 51961
        Jul-97            53755                    53571                 52803
        Aug-97            49815                    49706                 48859
        Sep-97            53240                    52827                 51595
        Oct-97            49005                    48550                 47627
        Nov-97            48970                    48360                 47141
        Dec-97            49580                    49042                 47551
        Jan-98            51405                    51027                 49725
        Feb-98            54385                    54111                 52917
        Mar-98            55800                    55529                 54547
        Apr-98            56175                    55905                 54978
        May-98            56175                    55770                 54708
        Jun-98            56655                    56133                 55124
        Jul-98            56845                    56493                 55681
        Aug-98            49840                    49376                 48782
        Sep-98            48240                    47757                 47284
        Oct-98            53005                    52763                 52211
        Nov-98            55725                    55732                 54885
        Dec-98            57490                    57561                 57053
        Jan-99            57305                    57252                 56881
        Feb-99            56025                    56122                 55528
        Mar-99            58585                    58699                 57843
        Apr-99            60955                    61225                 60186
        May-99            57980                    58137                 57086
        Jun-99            60200                    60507                 59313
        Jul-99            62385                    62757                 61074
        Aug-99            62950                    63342                 61300
        Sep-99            64115                    64425                 61919
        Oct-99            67575                    67857                 64241
        Nov-99            70660                    70806                 66470
        Dec-99            76920                    77025                 72439
        Jan-00            70880                    71433                 67839
        Feb-00            71870                    72588                 69664
        Mar-00            76050                    76708                 72367
        Apr-00            71905                    72561                 68561
        May-00            69895                    70431                 66888
        Jun-00            72515                    73058                 69503
        Jul-00            69740                    70228                 66591
        Aug-00            70995                    71462                 67169
        Sep-00            67310                    67769                 63898
        Oct-00            65110                    65658                 62390
        Nov-00            62185                    62703                 60050
        Dec-00            63455                    64024                 62182
        Jan-01            63955                    64706                 62201
        Feb-01            58470                    59090                 57548
        Mar-01            54570                    55001                 53641
        Apr-01            58315                    58788                 57326
        May-01            56230                    56592                 55205
        Jun-01            53835                    54175                 52936
        Jul-01            52485                    52866                 52020
        Aug-01            51015                    51386                 50813
        Sep-01            46385                    46733                 45666
        Oct-01            47235                    47628                 46835
        Nov-01            48700                    49119                 48563
        Dec-01            49040                    49452                 48850
        Jan-02            46540                    46876                 46256
        Feb-02            46890                    47279                 46579
        Mar-02            49430                    49771                 49099
        Apr-02            49590                    50183                 49423
        May-02            50255                    50891                 50051
        Jun-02            48220                    48833                 48059
        Jul-02            43525                    44067                 43316
        Aug-02            43410                    43973                 43216
        Sep-02            38715                    39225                 38575
     31-Oct-02            40945                    41560                 40646

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Foreign Stock Fund category for the one- and five-year periods was 895 and 478, respectively. These funds may or may not use tax-efficient strategies.

Schwab Equity Index Funds

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                            % OF INVESTMENTS
----------------------------------------------------
 (1)   BP PLC                             3.2%
----------------------------------------------------
 (2)   GLAXOSMITHKLINE PLC                2.5%
----------------------------------------------------
 (3)   VODAFONE GROUP PLC                 2.4%
----------------------------------------------------
 (4)   NOVARTIS AG, REGISTERED            2.3%
----------------------------------------------------
 (5)   HSBC HOLDINGS PLC                  2.3%
----------------------------------------------------
 (6)   ROYAL DUTCH PETROLEUM CO.          2.0%
----------------------------------------------------
 (7)   TOTAL FINA ELF SA                  1.9%
----------------------------------------------------
 (8)   NESTLE SA, REGISTERED              1.9%
----------------------------------------------------
 (9)   ASTRAZENECA PLC                    1.4%
----------------------------------------------------
(10)   ROYAL BANK OF SCOTLAND GROUP PLC   1.4%
----------------------------------------------------
       TOTAL                             21.3%

STATISTICS as of 10/31/02

                                                   PEER GROUP
                                       FUND         AVERAGE 2
-------------------------------------------------------------
NUMBER OF HOLDINGS                       358            158
-------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)    $26,271        $13,764
-------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)              21.4           21.3
-------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                   2.8            2.7
-------------------------------------------------------------
12-MONTH YIELD Investor Shares          1.33%          0.56%
-------------------------------------------------------------
PORTFOLIO TURNOVER RATE                   13%           101%
-------------------------------------------------------------
THREE-YEAR BETA                         0.82           0.78
-------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR GRAPH]

INVESTOR SHARES                 0.58% 3
SELECT SHARES                   0.47% 3
PEER GROUP AVERAGE              1.68% 2

PERFORMANCE AND WEIGHTINGS OF INDEX COUNTRIES 4

The bar chart below shows how the countries in the Schwab International Index(R) performed during the report period. The pie chart shows the weightings (by stock market capitalization) of each of the countries in the index. The index counts each country's performance in proportion to its size.

INDEX PERFORMANCE BY COUNTRY 11/01/01-10/31/02

[NO PLOT POINTS GIVEN FOR BAR GRAPH]

Singapore
Australia
Hong Kong
Switzerland
Canada
Italy
Japan
United Kingdom
Netherlands
Spain
France
Germany
Belgium
Denmark
Sweden

INDEX COMPOSITION AS OF 10/31/02

[PIE CHART]

30.1%   UNITED KINGDOM
18.9%   JAPAN
10.1%   FRANCE
 8.7%   SWITZERLAND
 6.5%   GERMANY
 6.0%   NETHERLANDS
 4.3%   CANADA
 3.7%   AUSTRALIA
 3.7%   ITALY
 3.3%   SPAIN
 1.4%   SWEDEN
 1.3%   HONG KONG
 0.8%   BELGIUM
 0.7%   SINGAPORE
 0.4%   DENMARK
 0.1%   LUXEMBOURG

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 922 funds in the Foreign
  Stock Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes, and certain non-routine expenses).

4 Source: Charles Schwab & Co., Inc.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                      11/1/01-    11/1/00-    11/1/99-    11/1/98-    11/1/97-
INVESTOR SHARES                                       10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  12.22       17.13       17.93       14.21       13.31
                                                      --------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.21        0.15        0.20        0.19        0.17
   Net realized and unrealized gains or losses          (1.82)      (4.81)      (0.85)       3.66        0.88
                                                      --------------------------------------------------------
   Total income or loss from investment operations      (1.61)      (4.66)      (0.65)       3.85        1.05
Less distributions:
   Dividends from net investment income                 (0.14)      (0.25)      (0.15)      (0.13)      (0.15)
                                                      --------------------------------------------------------
Net asset value at end of period                        10.47       12.22       17.13       17.93       14.21
                                                      --------------------------------------------------------
Total return (%)                                       (13.34)     (27.58)      (3.69)      27.31        8.02

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.58        0.58        0.58 1      0.58        0.58
Expense reductions reflected in above ratio              0.18        0.17        0.23        0.41        0.46
Ratio of net investment income to
  average net assets                                     1.70        1.14        1.60        1.24        1.35
Portfolio turnover rate                                    13          18          16           5           6
Net assets, end of period ($ x 1,000,000)                 443         519         637         447         428


1 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                                      11/1/01-    11/1/00-    11/1/99-    11/1/98-    11/1/97-
SELECT SHARES(R)                                      10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  12.23       17.14       17.96       14.23       13.32
                                                      --------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.21        0.16        0.27        0.18        0.22
   Net realized and unrealized gains or losses          (1.82)      (4.80)      (0.91)       3.70        0.85
                                                      --------------------------------------------------------
   Total income or loss from investment operations      (1.61)      (4.64)      (0.64)       3.88        1.07
Less distributions:
   Dividends from net investment income                 (0.15)      (0.27)      (0.18)      (0.15)      (0.16)
                                                      --------------------------------------------------------
Net asset value at end of period                        10.47       12.23       17.14       17.96       14.23
                                                      --------------------------------------------------------
Total return (%)                                       (13.31)     (27.45)      (3.65)      27.49        8.16

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.47        0.47        0.47 1      0.47        0.47
Expense reductions reflected in above ratio              0.14        0.13        0.19        0.39        0.48
Ratio of net investment income to
  average net assets                                     1.81        1.25        1.71        1.57        1.49
Portfolio turnover rate                                    13          18          16           5           6
Net assets, end of period ($ x 1,000,000)                 536         616         700         449          94


1 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 +   New holding (since 10/31/01)

 o   Non-income producing security

 *   American Depositary Receipt

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 99.7%  FOREIGN COMMON STOCK
        Market Value: $974,145
        Cost: $1,169,676

  0.2%  PREFERRED STOCK
        Market Value: $2,063
        Cost: $1,990

  0.1%  WARRANTS
        Market Value: $454
        Cost: $524

  0.0%  SHORT TERM INVESTMENT
        Market Value: $287
        Cost: $287
-------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $976,949
        Cost: $1,172,477


                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     FOREIGN COMMON STOCK  99.7% of investments

     AUSTRALIA  3.5%
     ---------------------------------------------------------------------------
     AMP Ltd.    243,014                                                   1,713
     Australia & New Zealand Banking Group Ltd.    317,170                 3,315
     BHP Billiton Ltd.    783,724                                          4,215
     Commonwealth Bank of Australia    267,844                             4,519
   + Foster's Group Ltd.    446,157                                        1,176
     National Australia Bank Ltd.    337,176                               6,432
   + News Corp. Ltd.    318,091                                            1,878
     Rio Tinto Ltd.    70,064                                              1,243
   + St. George Bank Ltd.    102,544                                       1,011
     Telstra Corp. Ltd.    492,888                                         1,302
   + Wesfarmers Ltd.    80,774                                             1,181
     Westpac Banking Corp.    365,973                                      2,884
     WMC Ltd.    247,399                                                   1,042
   + Woodside Petroleum Ltd.    101,251                                      676
     Woolworths Ltd.    202,146                                            1,381
                                                                     -----------
                                                                          33,968

     BELGIUM  0.8%
     ---------------------------------------------------------------------------
     Dexia    143,074                                                      1,379
     Electrabel SA    6,766                                                1,572
     Fortis    207,210                                                     3,792
   + Interbrew    32,585                                                     734
   + Solvay SA    9,156                                                      551
                                                                     -----------
                                                                           8,028

     CANADA  4.2%
     ---------------------------------------------------------------------------
     Alcan, Inc.    62,405                                                 1,748
     Bank of Montreal    106,613                                           2,595
     Bank of Nova Scotia    111,552                                        3,269
     Barrick Gold Corp.    122,591                                         1,836
     BCE, Inc.    65,656                                                   1,133
     Bombardier, Inc., Class B    192,500                                    638
     Canadian Imperial Bank of Commerce    75,516                          1,869
     Canadian National Railway Co.    43,316                               1,831
   + Enbridge, Inc.    33,700                                                947
     EnCana Corp.    103,092                                               2,993
   + George Weston Ltd.    11,500                                            721
     Imperial Oil Ltd.    24,010                                             643
     Loblaw Cos. Ltd.    26,098                                              943
     Magna International, Inc., Class A    16,447                            887
     Manulife Financial Corp.    98,250                                    2,108
   + Petro-Canada    48,400                                                1,338
     Power Corp. of Canada    35,402                                         786
   + Power Financial Corp.    26,300                                         575
     Royal Bank of Canada    146,717                                       5,099
     Sun Life Financial Services of Canada, Inc.    130,364                2,180
   + Suncor Energy, Inc.    97,200                                         1,406
     Talisman Energy, Inc.    30,498                                       1,113
   + Toronto-Dominion Bank    139,200                                      2,610
     TransCanada PipeLines Ltd.    106,932                                 1,537
                                                                     -----------
                                                                          40,805


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     DENMARK  0.4%
     ---------------------------------------------------------------------------
     Danske Bank A/S    114,004                                            1,815
     Novo-Nordisk A/S, Class B    56,110                                   1,548
     TDC A/S    31,206                                                       674
                                                                     -----------
                                                                           4,037

     FRANCE  10.2%
     ---------------------------------------------------------------------------
     Accor SA    42,457                                                    1,507
     Air Liquide SA    21,416                                              2,744
     Alcatel SA, Class A    213,691                                        1,067
  o+ Arcelor SA    74,513                                                    805
     Aventis SA    146,729                                                 8,784
     AXA    293,535                                                        4,381
     BNP Paribas    169,930                                                6,775
     Bouygues    33,690                                                      887
     Carrefour SA    116,751                                               5,420
     Castorama Dubois Investissements    15,931                            1,053
     Compagnie de Saint-Gobain    66,004                                   1,433
   + Credit Lyonnais SA    33,600                                          1,195
   + European Aeronautic Defense & Space Co.    61,447                       679
     France Telecom SA    78,001                                             894
     Groupe Danone    27,457                                               3,562
     L'oreal    72,326                                                     5,386
     Lafarge SA    26,873                                                  2,141
     Lagardere S.C.A.    29,349                                            1,293
     LVMH Moet-Hennessy Louis Vuitton SA    49,677                         2,230
     Michelin (C.G.D.E.), Class B    28,839                                  839
  o+ Orange SA    135,797                                                    763
   + Pernod-Ricard    9,175                                                  930
     Peugeot SA    31,001                                                  1,315
     Pinault-Printemps-Redoute SA    14,727                                1,178
     Renault SA    34,002                                                  1,599
     Sanofi-Synthelabo SA    85,854                                        5,250
     Schneider Electric SA    44,309                                       2,054
     Societe Generale, Class A    64,651                                   3,275
     Societe Television Francaise 1    26,048                                671
     STMicroelectronics NV    117,296                                      2,329
     Suez SA    178,466                                                    3,137
  o+ Thomson/ex-TMM    33,486                                                617
 (7) Total Fina Elf SA    137,055                                         18,879
   + Vinci SA    13,931                                                      778
   + Vivendi Environnement    52,576                                       1,246
     Vivendi Universal SA    201,413                                       2,473
   * Vivendi Universal SA    54,392                                          659
                                                                     -----------
                                                                         100,228

     GERMANY  6.4%
     ---------------------------------------------------------------------------
   + Allianz AG    40,500                                                  4,255
   + Altana AG    15,200                                                     727
     BASF AG    117,783                                                    4,367
     Bayer AG    147,945                                                   2,807
     Bayerische Hypo-und Vereinsbank AG    66,874                            887
   + Bayerische Motoren Werke AG    67,500                                 2,410
     Beiersdorf AG    4,671                                                  515
     DaimlerChrysler AG    181,970                                         6,262
   + Degussa AG    17,800                                                    477
     Deutsche Bank AG    117,776                                           5,143
     Deutsche Post AG    75,227                                              770
     Deutsche Telekom AG    440,562                                        5,030
     E.ON AG    126,193                                                    5,661
   + Infineon Technologies AG    75,100                                      733
     Linde AG    18,812                                                      719
     Metro AG    29,214                                                      684
     Muenchener Rueckversicherungs AG    21,140                            2,702
     RWE AG    77,776                                                      2,418
     SAP AG    44,296                                                      3,413
     Schering AG    37,346                                                 1,697
     Siemens AG    173,090                                                 8,192
     ThyssenKrupp AG    80,549                                               843
     Volkswagen AG    50,720                                               1,912
                                                                     -----------
                                                                          62,624

     HONG KONG / CHINA  1.3%
     ---------------------------------------------------------------------------
   + Cheung Kong Holdings Ltd.    327,000                                  2,170
     CLP Holdings Ltd.    387,080                                          1,568
     Hang Seng Bank Ltd.    172,300                                        1,861
     Hong Kong & China Gas Co. Ltd.    851,400                             1,119
     Hong Kong Electric Holdings Ltd.    277,756                           1,129


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     Hutchison Whampoa Ltd.    445,800                                     2,744
     Sun Hung Kai Properties Ltd.    297,694                               1,855
                                                                     -----------
                                                                          12,446

     ITALY  3.7%
     ---------------------------------------------------------------------------
   + Alleanza Assicurazioni SPA    100,995                                   726
     Assicurazioni Generali SPA    224,999                                 4,011
     Autostrade Concessioni e Costruzioni
     Autostrade SPA    169,428                                             1,401
     Enel SPA    429,348                                                   2,109
     ENI-Ente Nazionale Idrocarburi SPA    604,543                         8,393
     IntesaBci SPA    793,560                                              1,348
     Mediaset SPA    133,088                                                 929
   + Olivetti SPA    1,240,760                                             1,289
     Riunione Adriatica di Sicurta SPA    81,031                           1,009
     Sanpaolo IMI SPA    189,885                                           1,185
     Seat-Pagine Gialle SPA    1,262,182                                     865
     Telecom Italia SPA    506,188                                         4,020
     Telecom Italia SPA - RNC    413,196                                   2,181
     TIM SPA    809,627                                                    3,760
     UniCredito Italiano SPA    733,582                                    2,761
                                                                     -----------
                                                                          35,987

     JAPAN  18.9%
     ---------------------------------------------------------------------------
     Advantest Corp.    16,700                                               549
     Aeon Co. Ltd.    48,000                                               1,179
     Ajinomoto Co., Inc.    111,000                                        1,139
     Asahi Glass Co. Ltd.    178,000                                       1,065
     The Bank of Yokohama Ltd.    205,000                                    858
     Bridgestone Corp.    126,000                                          1,571
     Canon, Inc.    182,000                                                6,715
     Central Japan Railway Co.    202                                      1,222
     Chubu Electric Power Co., Inc.    135,100                             2,255
   + Chugoku Electric Power Co., Inc.    56,000                              778
     Dai Nippon Printing Co. Ltd.    117,000                               1,196
     Daiichi Pharmaceutical Co. Ltd.    51,000                               745
   + Daikin Industries Ltd.    34,000                                        528
     Denso Corp.    110,000                                                1,754
     East Japan Railway Co.    694                                         3,161
     Eisai Co. Ltd.    47,000                                              1,015
     Fanuc Ltd.    24,300                                                    962
     Fuji Photo Film Co. Ltd.    92,000                                    2,538
     Fujisawa Pharmaceutical Co. Ltd.    47,000                              913
     Fujitsu Ltd.    326,000                                               1,056
   + Hitachi Ltd.    616,000                                               2,409
     Honda Motor Co. Ltd.    137,700                                       4,934
     Hoya Corp.    23,600                                                  1,620
     Ito-Yokado Co. Ltd.    78,000                                         2,432
     Itochu Corp.    273,000                                                 566
   + Japan Telecom Holdings Co. Ltd.    208                                  547
     Japan Tobacco, Inc.    158                                            1,015
     Kansai Electric Power Co.    146,000                                  2,066
     KAO Corp.    123,000                                                  2,811
   + KDDI Corp.    506                                                     1,488
     Keyence Corp.    6,300                                                1,043
     Kinki Nippon Railway Co. Ltd.    305,830                                776
     Kirin Brewery Co. Ltd.    127,000                                       786
     Kyocera Corp.    34,500                                               2,033
     Kyushu Electric Power Co.    85,400                                   1,163
     Matsushita Electric Industrial Co. Ltd.    469,912                    4,925
   o Millea Holdings, Inc.    302                                          2,256
     Mitsubishi Corp.    219,000                                           1,368
     Mitsubishi Electric Corp.    372,000                                    944
     Mitsubishi Estate Co. Ltd.    190,000                                 1,421
     Mitsubishi Heavy Industries Ltd.    565,000                           1,199
     Mitsubishi Tokyo Finance Group, Inc.    742                           4,839
     Mitsui & Co. Ltd.    239,000                                          1,130
     Mitsui Fudosan Co. Ltd.    142,000                                    1,088
   + Mitsui Sumitomo Insurance Co. Ltd.    273,000                         1,134
     Mizuho Holdings, Inc.    1,155                                        1,754
     Murata Manufacturing Co. Ltd.    47,900                               2,264
     NEC Corp.    330,000                                                  1,212
     Nikko Cordial Corp.    283,000                                        1,134
     Nintendo Co. Ltd.    21,700                                           2,090
   + Nippon Express Co. Ltd.    161,000                                      657
     Nippon Oil Corp.    316,000                                           1,220
     Nippon Steel Corp.    1,189,000                                       1,359
     Nippon Telegraph & Telephone Corp.    1,155                           4,233


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

   + Nippon Unipac Holding    188                                            864
     Nissan Motor Co. Ltd.    477,000                                      3,664
   + Nitto Denko Corp.    28,000                                             738
     Nomura Holdings, Inc.    387,000                                      4,454
     NTT Data Corp.    284                                                   858
     NTT DoCoMo, Inc.    3,780                                             6,973
     OJI Paper Co. Ltd.    165,000                                           712
   + Oriental Land Co. Ltd.    10,000                                        575
     Osaka Gas Co. Ltd.    394,000                                           955
     Ricoh Co. Ltd.    131,000                                             2,342
     Rohm Co. Ltd.    23,000                                               2,897
     Sankyo Co. Ltd.    77,000                                               908
     Sanyo Electric Co. Ltd.    309,000                                      830
     Secom Co. Ltd.    43,500                                              1,537
     Sekisui House Ltd.    117,000                                           861
     Seven-Eleven Japan Co.    78,000                                      2,203
     Sharp Corp.    205,000                                                1,724
     Shin-Etsu Chemical Co. Ltd.    74,900                                 2,311
   + Shiseido Co. Ltd.    74,000                                             823
     The Shizuoka Bank Ltd.    116,000                                       722
     SMC Corp.    11,000                                                     871
     Sompo Japan Insurance, Inc.    160,000                                  836
     Sony Corp.    190,500                                                 8,195
     Sumitomo Chemical Co. Ltd.    248,000                                   743
     Sumitomo Corp.    137,000                                               594
     Sumitomo Electric Industries Ltd.    131,000                            665
     Sumitomo Mitsui Banking Corp.    764,000                              3,162
     The Sumitomo Trust & Banking Co. Ltd.    154,000                        704
   + Suzuki Motor Corp.    76,000                                            813
     Takeda Chemical Industries Ltd.    171,000                            7,105
     Takefuji Corp.    16,590                                                696
     TDK Corp.    27,000                                                   1,060
     Tohoku Electric Power Co.    96,300                                   1,281
     Tokyo Electric Power Co., Inc.    250,100                             4,624
     Tokyo Electron Ltd.    35,000                                         1,411
     Tokyo Gas Co. Ltd.    569,000                                         1,663
     Toppan Printing Co. Ltd.    122,000                                     907
     Toshiba Corp.    631,000                                              1,581
   + Tostem Inax Holding Corp.    54,000                                     727
     Toyota Motor Corp.    506,200                                        12,313
     UFJ Holdings, Inc.    686                                             1,035
     West Japan Railway Co.    225                                           729
     Yamanouchi Pharmaceutical Co. Ltd.    67,000                          1,641
     Yamato Transport Co. Ltd.    78,000                                   1,111
                                                                     -----------
                                                                         184,533

     NETHERLANDS  6.0%
     ---------------------------------------------------------------------------
     ABN Amro Holdings NV    298,017                                       4,377
     Aegon NV    197,420                                                   2,677
     Akzo Nobel NV    58,760                                               1,757
   o ASML Holding NV    96,128                                               843
     Heineken NV    44,164                                                 1,774
     ING Groep NV    367,490                                               6,147
     Koninklijke Ahold NV    138,958                                       1,748
     Koninklijke Numico NV    444                                              7
     Koninklijke Philips Electronics NV    283,984                         5,090
     Reed Elsevier NV    141,007                                           1,758
 (6) Royal Dutch Petroleum Co.    456,984                                 19,767
     Royal KPN NV    360,914                                               2,287
     TPG NV    67,143                                                      1,088
     Unilever NV    123,736                                                7,934
     VNU NV    47,654                                                      1,279
                                                                     -----------
                                                                          58,533

     SINGAPORE  0.7%
     ---------------------------------------------------------------------------
     DBS Group Holdings Ltd.    217,778                                    1,530
     Oversea-Chinese Banking Corp.    217,000                              1,278
     Singapore Airlines Ltd.    123,000                                      766
     Singapore Telecommunications Ltd.    1,402,696                        1,144
     United Overseas Bank Ltd.    265,000                                  2,011
                                                                     -----------
                                                                           6,729

     SPAIN  3.3%
     ---------------------------------------------------------------------------
     Altadis SA    65,393                                                  1,383
     Banco Bilbao Vizcaya Argentaria SA    653,867                         6,229
   + Banco Popular Espanol    37,692                                       1,614
     Banco Santander Central Hispano SA    935,863                         5,737


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     Endesa SA    186,597                                                  1,927
   + Gas Natural SDG SA    48,576                                            815
     Iberdrola SA    162,340                                               1,929
   + Inditex SA    47,334                                                  1,064
     Repsol YPF SA    191,744                                              2,169
   o Telefonica SA    982,643                                              9,322
                                                                     -----------
                                                                          32,189

     SWEDEN  1.4%
     ---------------------------------------------------------------------------
     Electrolux AB, Series B    61,579                                       934
   + Foreningssparbaken AB    85,887                                         947
     Hennes & Mauritz AB, Series B    106,972                              2,078
     Nordea AB    486,286                                                  1,990
     Sandvik AB    44,107                                                  1,049
     Securitas AB, Class B    69,245                                         964
     Skandinaviska Enskilda Banken, Series A    85,410                       741
     Svenska Cellulosa AB, Series B    41,064                              1,255
   o Telefonaktiebolaget LM Ericsson, Class B    3,485,532                 2,815
     Volvo AB, Series B     51,450                                           775
                                                                     -----------
                                                                          13,548

     SWITZERLAND  8.7%
     ---------------------------------------------------------------------------
   o ABB Ltd.    204,408                                                     273
     Adecco SA    20,902                                                     821
   + Ciba Specialty Chemicals AG    14,322                                 1,009
     Compangnie Financiere Richemont AG, Series A    113,260               1,956
     Credit Suisse Group    213,040                                        4,070
     Holcim Ltd., Class B    6,173                                           951
 (8) Nestle SA, Registered    85,026                                      18,230
 (4) Novartis AG, Registered    589,863                                   22,496
     Roche Holdings - Bearer    10,816                                     1,297
     Roche Holdings - Genus    150,170                                    10,631
   + Serono SA, Series B    1,519                                            848
   + Swiss Reinsurance, Registered    65,184                               4,526
     Swisscom AG, Registered    5,801                                      1,725
     Syngenta AG    24,097                                                 1,434
   o UBS AG, Registered    267,417                                        12,744
     Zurich Financial Services AG    28,547                                2,688
                                                                     -----------
                                                                          85,699

     UNITED KINGDOM  30.2%
     ---------------------------------------------------------------------------
     3i Group PLC    137,145                                               1,071
     Abbey National PLC    317,504                                         3,278
   + Alliance & Leicester PLC    98,553                                    1,311
   + Allied Domecq PLC    240,096                                          1,435
     Amersham PLC    136,906                                               1,236
     Amvescap PLC    119,189                                                 738
   + Associated British Foods PLC    77,195                                  703
 (9) AstraZeneca PLC    373,247                                           13,927
     Aviva PLC    471,307                                                  3,613
     BAA PLC    235,673                                                    2,103
     BAE Systems PLC    676,284                                            1,971
     Barclays PLC    1,435,843                                             9,929
     BG Group PLC    727,751                                               2,903
   + BHP Billiton PLC    508,728                                           2,483
     BOC Group PLC    111,320                                              1,566
     Boots Co. PLC    181,534                                              1,690
 (1) BP PLC    4,815,901                                                  30,891
     British American Tobacco PLC    359,454                               3,678
     British SKY Broadcasting PLC    246,398                               2,326
     BT Group PLC    1,881,253                                             5,342
     Cable & Wireless PLC    515,466                                       1,193
     Cadbury Schweppes PLC    431,126                                      2,806
     Centrica PLC    933,776                                               2,659
     Compass Group PLC    477,238                                          2,115
     Diageo PLC    695,411                                                 7,839
     Dixons Group PLC    451,176                                           1,345
 (2) GlaxoSmithKline PLC    1,300,135                                     24,816
     GUS PLC    226,749                                                    2,049
     HBOS PLC    817,225                                                   9,046
     Hilton Group PLC    350,064                                             953
 (5) HSBC Holdings PLC    2,012,253                                       22,415
     Imperial Chemical Industries PLC    268,422                           1,054
     Imperial Tobacco Group PLC    155,757                                 2,437
     J. Sainsbury PLC    313,408                                           1,385
     Kingfisher PLC    561,129                                             1,962
     Land Securities Group PLC    95,357                                   1,143
  o+ Land Securities Group PLC, Series B    108,980                          172


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     Legal & General Group PLC    1,423,718                                2,472
     Lloyds TSB Group PLC    1,208,366                                    10,398
   + Man Group PLC    57,326                                                 854
     Marks & Spencer Group PLC    488,160                                  2,858
     National Grid Transco PLC    649,264                                  4,622
   + Northern Rock PLC    91,392                                             965
     P&O Princess Cruises PLC    156,067                                   1,145
     Pearson, Inc. PLC    179,933                                          1,920
     Prudential Corp. PLC    437,687                                       3,129
     Reckitt Benckiser PLC    121,651                                      2,208
     Reed Elsevier PLC    284,571                                          2,513
     Rentokil Initial PLC    420,222                                       1,425
     Reuters Group PLC    322,330                                            951
     Rio Tinto PLC    225,331                                              4,072
(10) Royal Bank of Scotland Group PLC    581,987                          13,694
     Scottish & Newcastle PLC    145,929                                   1,130
     Scottish & Southern Energy PLC    173,758                             1,723
     Scottish Power PLC    382,227                                         2,099
     Shell Transport & Trading Co. PLC    2,078,255                       13,355
     Six Continents PLC    197,576                                         1,604
     Smith & Nephew PLC    206,990                                         1,231
     Smiths Group PLC    125,180                                           1,436
   + Standard Chartered PLC    221,252                                     2,575
     Tesco PLC    1,500,750                                                4,655
     Unilever PLC    598,554                                               5,914
     United Utilities PLC    124,590                                       1,152
 (3) Vodafone Group PLC    14,663,448                                     23,572
   + Wm. Morrison Supermarkets    268,328                                    883
     Wolseley PLC    129,857                                               1,087
     WPP Group PLC    230,860                                              1,566
                                                                     -----------
                                                                         294,791

     UNITED STATES  0.0%
     ---------------------------------------------------------------------------
   o NTL, Inc.    5,553                                                       --

     PREFERRED STOCK
     0.2% of investments

     MEDIA  0.2%
     ---------------------------------------------------------------------------
  o+ News Corp. Ltd.   417,655                                             2,063

     WARRANTS
     0.1% of investments

     FRANCE  0.1%
     ---------------------------------------------------------------------------
   o Casino Guichard Perrachon SA,
     expires 12/15/03    1,026                                                --
   o Casino Guichard Perrachon SA,
     expires 12/15/05    1,026                                                 1
   o France Telecom-CVG Equant NV,
     expires 6/29/04    35,326                                               453
                                                                     -----------
                                                                             454

     SECURITY                                          FACE VALUE
       RATE, MATURITY DATE                             ($ x 1,000)

     SHORT TERM INVESTMENT
     0.0% of investments

     HSBC Bank, USA Grand Cayman
     Time Deposit
        2.05%, 11/01/02                                        287           287


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- Financials

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $40,481 of securities on loan)                        $   976,949 a
Foreign currency (Cost $19)                                                  20
Cash held as collateral for securities on loan                           42,814
Receivables:
   Fund shares sold                                                         618
   Dividends                                                              1,654
   Income from lending securities                                            30
   Dividend tax reclaim                                                     730
Prepaid expenses                                                +            19
                                                                ---------------
TOTAL ASSETS                                                          1,022,834

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                   42,814
Payables:
  Fund shares redeemed                                                      984
  Interest expenses                                                           1
  Withholding taxes                                                          30
  Investment adviser and administrator fees                                  18
  Transfer agent and shareholder service fees                                12
Accrued expenses                                                +           344
                                                                ---------------
TOTAL LIABILITIES                                                        44,203

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,022,834
TOTAL LIABILITIES                                               -        44,203
                                                                ---------------
NET ASSETS                                                          $   978,631

NET ASSETS BY SOURCE
Capital received from investors                                       1,423,866
Net investment income not yet distributed                                19,400
Net realized capital losses                                            (269,179)
Net unrealized capital losses                                          (195,456)


NET ASSET VALUE (NAV)

                                         SHARES
SHARE CLASS        NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares      $442,799            42,275       $10.47
Select Shares(R)     $535,832            51,158       $10.47


a The fund paid $1,172,477 for these securities. Not counting short-term obligations and government securities, the fund paid $165,191 for securities during the report period, and received $147,069 from securities it sold or that matured.


FEDERAL TAX DATA

PORTFOLIO COST                       $1,178,878
NET UNREALIZED GAINS AND LOSSES:
Gains                                $   74,033
Losses                             +   (275,962)
                                     ----------
                                      ($201,929)
UNDISTRIBUTED EARNINGS:
Ordinary income                      $   19,471
Long-term capital gains              $       --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
  2004                               $    1,743
  2005                                    1,836
  2006                                   11,905
  2007                                        7
  2008                                    3,669
  2009                                  130,942
  2010                             +    112,722
                                     ----------
                                     $  262,824

RECLASSIFICATIONS:
Net investment income not
  yet distributed                    $       98
Net realized capital losses          $       42
Reclassified as:
Capital received from investors           ($140)


See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                           $  25,156 a
Interest                                                                   57
Lending of securities                                         +           694
                                                              ---------------
TOTAL INVESTMENT INCOME                                                25,907

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                              (111,952)
Net realized gains on foreign currency transactions           +            97
                                                              ---------------
NET REALIZED LOSSES                                                  (111,855)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                  (61,674)
Net unrealized gains on foreign currency transactions         +           106
                                                              ---------------
NET UNREALIZED LOSSES                                                 (61,568)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               4,590 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,301 c
   Select Shares(R)                                                       622 c
Trustees' fees                                                             17 d
Custodian fees                                                            684
Portfolio accounting fees                                                 177
Professional fees                                                          39
Registration fees                                                          32
Shareholder reports                                                       189
Interest expense                                                            8
Other expenses                                                +            39
                                                              ---------------
Total expenses                                                          7,698
Expense reduction                                             -         1,750 e
                                                              ---------------
NET EXPENSES                                                            5,948

DECREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                25,907
NET EXPENSES                                                  -         5,948
                                                              ---------------
NET INVESTMENT INCOME                                                  19,959
NET REALIZED LOSSES                                                  (111,855) f
NET UNREALIZED LOSSES                                         +       (61,568) f
                                                              ---------------
DECREASE IN NET ASSETS FROM OPERATIONS                              ($153,464)


a An additional $2,794 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $1,542 from the investment adviser (CSIM) and $208 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2003, as follows:

                          % OF AVERAGE
  SHARE CLASS         DAILY NET ASSETS
  ------------------------------------
  Investor Shares                 0.58
  Select Shares                   0.47

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $173,423.



See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R) -- FinanciaLS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/01-10/31/02    11/1/00-10/31/01
Net Investment income                             $  19,959           $  15,164
Net realized losses                                (111,855)           (127,664)
Net unrealized losses                      +        (61,568)           (296,399)
                                           -------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS             (153,464)           (408,899)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                       5,966               9,327
Select Shares(R)                           +          7,879              11,642
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        $  13,845           $  20,969 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/01-10/31/02          11/1/00-10/31/01
                                QUANTITY        VALUE     QUANTITY        VALUE
SHARES SOLD
Investor Shares                   10,848    $ 131,550       14,506    $ 214,437
Select Shares                +    14,690      174,196       17,251      253,500
                             ---------------------------------------------------
TOTAL SHARES SOLD                 25,538    $ 305,746       31,757    $ 467,937

SHARES REINVESTED
Investor Shares                      456    $   5,554          533    $   8,670
Select Shares                +       610        7,432          657       10,683
                             ---------------------------------------------------
TOTAL SHARES REINVESTED            1,066    $  12,986        1,190    $  19,353

SHARES REDEEMED
Investor Shares                  (11,478)   ($134,445)      (9,796)   ($140,702)
Select Shares                +   (14,549)    (173,548)      (8,338)    (118,798)
                             ---------------------------------------------------
TOTAL SHARES REDEEMED            (26,027)   ($307,993)     (18,134)   ($259,500) b

NET INCREASE                         577    $  10,739       14,813    $ 227,790

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/01-10/31/02            11/1/00-10/31/01
                             SHARES     NET ASSETS       SHARES     NET ASSETS
Beginning of period          92,856     $1,135,201       78,043     $1,337,279
Total increase or
  decrease               +      577       (156,570)      14,813       (202,078)c
                         ------------------------------------------------------
END OF PERIOD                93,433     $  978,631       92,856     $1,135,201 d


a The tax basis components of distributions paid for the current period are:

  Ordinary Income             $13,845
  Long-term capital gains     $    --

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

  CURRENT PERIOD
  Investor Shares          $ 170
  Select Shares        +      56
                       ----------
  TOTAL                    $ 226

  PRIOR PERIOD
  Investor Shares          $ 188
  Select Shares        +     105
                       ----------
  TOTAL                    $ 293

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $19,400 and $13,188 for the current period and the prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio               10.8%
  Growth Portfolio                   10.6%
  Balanced Portfolio                  7.2%
  Conservative Portfolio              2.7%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                 0.4%


See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                           INVESTOR      SELECT
FUND                                        SHARES       SHARES(R)     e.SHARES
--------------------------------------------------------------------------------
S&P 500                                       --             --             --
--------------------------------------------------------------------------------
SCHWAB 1000                                   --             --
--------------------------------------------------------------------------------
SMALL-CAP INDEX                               --             --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX                      --             --
--------------------------------------------------------------------------------
INTERNATIONAL INDEX                           --             --
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS  organized October 26, 1990
   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund(R)
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free
       Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund

SCHWAB CAPITAL TRUST  organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund (R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.


Schwab Equity Index Funds

                                        AMOUNT
                                      OUTSTANDING      AVERAGE          AVERAGE
                                      AT 10/31/02     BORROWING*       INTEREST
FUND                                  ($ x 1,000)    ($ x 1,000)       RATE* (%)
--------------------------------------------------------------------------------
SCHWAB
S&P 500 FUND                                  --          7,814          2.13
--------------------------------------------------------------------------------
SCHWAB 1000(R)                             1,289          5,570          2.15
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND(R)                                560          1,610          2.16
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND(R)                                 --          3,508          2.12
--------------------------------------------------------------------------------

* For the year ended October 31, 2002.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

THE SCHWAB S&P 500 FUND PARTICIPATED IN A SUBSCRIPTION IN-KIND during the year ended October 31, 2001. The fund issued 2,122 shares in exchange for portfolio assets in the amount of $40,485. These securities were transferred at their current value on the date of the transaction.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Equity Index Funds

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab 1000 Fund (one of the portfolios constituting Schwab Investments), Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund (hereafter collectively referred to as the "funds") at October 31, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002

FUND TRUSTEES unaudited

   A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                                TRUST POSITION(S);
NAME AND BIRTHDATE              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2             Chair, Trustee:             Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                         Family of Funds, 1989;      Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                                Investments, 1991;          Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                                Capital Trust, 1993;        Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                                Annuity Portfolios, 1994.   International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                            Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                            Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                            Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                            Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                            Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                            (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                            Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab Equity Index Funds

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE               TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1            Trustee: 2000                  Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                           (all trusts).                  Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                                Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                                Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                                TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                                Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                                Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                                for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                                Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                                Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1               Trustee: 2002                  EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                          (all trusts).                  Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE              TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK                 President, CEO                  President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                         (all trusts).                   EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                                American Century Investment Management; Director, American
                                                                Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                                Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                                Equity Portfolio Management, Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG                   Treasurer, Principal            SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                          Financial Officer               The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                                (all trusts).                   Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                 SVP, Chief Investment           SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                          Officer                         Management, Inc.; Chief Investment Officer, The Charles Schwab
                                (all trusts).                   Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                  Secretary                       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                         (all trusts).                   Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                                U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE            TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER            2000 (all trusts).              Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                       First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                              (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                              (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                              Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                              Special Advisor to the President, Stanford University. Until 2001:
                                                              VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD             Family of Funds, 1989;          CEO, Dorward & Associates (management, marketing and
9/23/31                       Investments, 1991;              communications consulting). Until 1999: EVP, Managing Director,
                              Capital Trust, 1993;            Grey Advertising.
                              Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER             2000 (all trusts).              Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                      (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                              (aircraft leasing), Mission West Properties (commercial real estate),
                                                              Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                              School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES              Family of Funds, 1989;          Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                       Investments, 1991;              services and investment advice).
                              Capital Trust, 1993;
                              Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH               2000 (all trusts).              Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                       Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                              (investments--Netherlands), Cooper Industries (electrical products);
                                                              Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS            Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                       Investments, 1991;              Chair, CEO, North American Trust (real estate investments).
                              Capital Trust, 1993;
                              Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY             Family of Funds, 1989;          Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                       Investments, 1991;              investments).
                              Capital Trust, 1993;
                              Annuity Portfolios, 1994.


Schwab Equity Index Funds

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

SchwabFunds(R)offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922 .

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund (R)
Schwab Core Equity Fund (TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund (TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]




INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13810-05